UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity

Total Bond

Fund

Annual Report

August 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Life of Fund A
Total Bond	8.17%	4.49%	5.13%

A From October 15, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Total Bond, a class of the fund, on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Total Bond Fund: The fund's Retail Class shares gained 8.17%, outpacing the Barclays Capital U.S. Universal Bond Index, which returned 7.38%, and the Aggregate Bond index. In reviewing performance, I'll discuss the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. Sector selection drove results versus the Aggregate Bond index. Specifically, the fund was helped by overweighting corporate bonds and securitized products, while underweighting U.S. government securities - particularly Treasuries. These sector decisions, coupled with favorable security selection overall, helped to offset out-of-index allocations to high-yield and emerging-markets debt. That said, we saw strong excess returns in the emerging-markets subportfolio. All spread sectors benefited in the second half from a massive flight to riskier assets. Corporates in particular had a strong showing, with the fund's industrials and utilities holdings showing big gains. Elsewhere, I increased our overweighting in financials, a move that also contributed. High-yield and emerging-markets bonds were helped by similar forces in the second half, although their recent rally wasn't enough to overcome what they lost relative to investment-grade debt early on in the period. I added to our high-yield stake beginning in late 2008, which was a plus for the fund since that time. However, security selection in the sector limited our upside a bit. An out-of-index stake in Treasury Inflation-Protected Securities also detracted. In terms of the fund's structure, I significantly reduced our central fund exposure, while still maintaining many of the same securities via direct holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009) for Class A, Class T, Class B, Class C, Total Bond and Institutional Class and for the entire period (June 26, 2009 to August 31, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2009	Expenses Paid During Period
Class A	.79%
Actual		$ 1,000.00	$ 1,140.70	$ 4.26 B
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02 C
Class T	.84%
Actual		$ 1,000.00	$ 1,140.60	$ 4.53 B
Hypothetical A		$ 1,000.00	$ 1,020.97	$ 4.28 C
Class B	1.52%
Actual		$ 1,000.00	$ 1,136.60	$ 8.19 B
Hypothetical A		$ 1,000.00	$ 1,017.54	$ 7.73 C
Class C	1.50%
Actual		$ 1,000.00	$ 1,136.70	$ 8.08 B
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63 C
Total Bond	.45%
Actual		$ 1,000.00	$ 1,142.60	$ 2.43 B
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29 C
Class F	.35%
Actual		$ 1,000.00	$ 1,046.40	$ .66 B
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79 C
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,141.30	$ 2.81 B
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Total Bond and Institutional Class and multiplied by 67/365 (to reflect the period June 26, 2009 to August 31, 2009) for Class F. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations†† 49.8%	U.S. Government and U.S. Government Agency Obligations 51.7%
AAA 6.8%	AAA 9.5%
AA 3.2%	AA 4.1%
A 10.1%	A 10.9%
BBB 15.3%	BBB 16.3%
BB and Below 15.3%	BB and Below 13.9%
Not Rated 0.7%	Not Rated 1.3%
Short-Term Investments and Net Other Assets† (1.2)%	Short-Term Investments and Net Other Assets† (7.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	5.5	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	3.7	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*	As of February 28, 2009**
Corporate Bonds 34.8%	Corporate Bonds 36.7%
U.S. Government and U.S. Government Agency Obligations†† 49.8%	U.S. Government and U.S. Government Agency Obligations 51.7%
Asset-Backed Securities 2.0%	Asset-Backed Securities 3.3%
CMOs and Other Mortgage Related Securities 7.9%	CMOs and Other Mortgage Related Securities 9.4%
Municipal Bonds 0.2%	Municipal Bonds 0.4%
Other Investments 6.5%	Other Investments 6.2%
Short-Term Investments and Net Other Assets† (1.2)%	Short-Term Investments and Net Other Assets† (7.7)%

* Foreign investments	9.0%	** Foreign investments	9.0%
* Futures and Swaps	8.8%	** Futures and Swaps	12.2%

† Short-term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 28.1%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 2,086,000	$ 1,635,007
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Ventas, Inc. 3.875% 11/15/11 (h)		1,140,000	1,190,650
Vornado Realty Trust 2.85% 4/1/27		510,000	465,406
			1,656,056
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	263,185
TOTAL FINANCIALS			1,919,241
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
General Cable Corp. 1% 10/15/12		2,580,000	2,168,748
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,273,355
TOTAL CONVERTIBLE BONDS			7,996,351
Nonconvertible Bonds - 28.0%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.1%
Affinia Group, Inc. 10.75% 8/15/16 (h)		330,000	339,900
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	2,437,500
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,866,783
5.875% 3/15/11		2,077,000	2,161,540
RSC Equipment Rental, Inc. 10% 7/15/17 (h)		1,170,000	1,240,200
Tenneco, Inc. 8.625% 11/15/14		1,750,000	1,531,250
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,120,000	2,268,400
TRW Automotive, Inc. 7% 3/15/14 (h)		900,000	783,000
			16,628,573
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29		1,465,000	981,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co.: - continued
6.625% 10/1/28		$ 2,475,000	$ 1,683,000
7.45% 7/16/31		2,200,000	1,683,000
			4,347,550
Diversified Consumer Services - 0.0%
Affinion Group, Inc.:
10.125% 10/15/13 (h)		1,070,000	1,061,975
11.5% 10/15/15		1,005,000	964,800
Service Corp. International 7.5% 4/1/27		1,935,000	1,635,075
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)		970,000	853,600
Trustees of Dartmouth College 4.75% 6/1/19		1,000	1,036
			4,516,486
Hotels, Restaurants & Leisure - 0.6%
Ameristar Casinos, Inc. 9.25% 6/1/14 (h)		2,020,000	2,060,400
Carrols Corp. 9% 1/15/13		85,000	82,663
Chukchansi Economic Development Authority 8% 11/15/13 (h)		565,000	452,000
Harrah's Escrow Corp. 11.25% 6/1/17 (h)		2,635,000	2,687,700
Host Marriott LP:
6.375% 3/15/15		250,000	230,000
7.125% 11/1/13		5,360,000	5,199,200
ITT Corp. 7.375% 11/15/15		1,130,000	1,076,325
Landry's Restaurants, Inc. 14% 8/15/11		1,800,000	1,795,500
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (h)		4,330,000	909,300
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,512,219
MGM Mirage, Inc.:
8.375% 2/1/11		645,000	541,800
8.5% 9/15/10		735,000	712,950
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		4,175,000	3,423,500
6.875% 2/15/15		210,000	144,900
7.125% 8/15/14		1,350,000	945,000
Park Place Entertainment Corp. 7.875% 3/15/10		480,000	465,600
Penn National Gaming, Inc. 8.75% 8/15/19 (h)		2,695,000	2,695,000
Pinnacle Entertainment, Inc. 8.625% 8/1/17 (h)		2,520,000	2,494,800
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	365,025
11.875% 7/15/15		1,450,000	1,479,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13		$ 3,000,000	$ 2,662,500
7.25% 6/15/16		4,285,000	3,492,275
7.5% 10/15/27		2,025,000	1,420,031
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,043,113
9.25% 6/15/19 (h)		1,845,000	1,863,450
Seminole Hard Rock Entertainment, Inc. 3.1294% 3/15/14 (h)(o)		3,010,000	2,287,600
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		945,000	888,300
7.25% 5/1/12		1,760,000	1,654,400
Snoqualmie Entertainment Authority:
4.68% 2/1/14 (h)(o)		140,000	68,600
9.125% 2/1/15 (h)		1,100,000	605,000
Speedway Motorsports, Inc. 8.75% 6/1/16 (h)		1,855,000	1,887,463
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13		1,200,000	1,131,000
7.875% 5/1/12		2,095,000	2,105,475
7.875% 10/15/14		2,635,000	2,621,825
Times Square Hotel Trust 8.528% 8/1/26 (h)		108,352	99,207
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,112,300
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		480,000	478,800
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	2,737,625
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (h)		3,465,000	3,568,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		4,685,000	4,312,075
			67,312,871
Household Durables - 0.3%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	1,082,250
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,314,997
5.875% 1/15/36		13,274,000	11,099,639
6.375% 6/15/14		6,250,000	6,387,050
KB Home 5.875% 1/15/15		720,000	669,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. 12.25% 6/1/17 (h)		$ 2,145,000	$ 2,477,475
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,039,725
Ryland Group, Inc. 8.4% 5/15/17		1,855,000	1,873,550
Sealy Mattress Co. 8.25% 6/15/14		1,090,000	956,475
			31,900,761
Media - 2.0%
AMC Entertainment, Inc. 8.75% 6/1/19		2,740,000	2,712,600
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	2,000,782
6.875% 5/1/12		2,441,000	2,669,524
7.625% 4/15/31		500,000	549,083
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,795,000	1,934,113
Charter Communications Holdings I LLC:
9.92% 4/1/14 (c)		1,495,000	13,081
11.125% 1/15/14 (c)		505,000	4,419
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)		5,490,000	768,600
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (c)		3,865,000	4,294,981
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (h)(o)		3,865,000	3,903,650
10.375% 4/30/14 (h)(o)		2,220,000	2,247,750
12.875% 9/15/14 (h)		890,000	965,650
Clear Channel Communications, Inc.:
4.5% 1/15/10		1,060,000	935,450
7.65% 9/15/10		710,000	532,500
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	543,423
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,905,774
5.5% 3/15/11		382,000	400,901
5.7% 5/15/18		11,968,000	12,637,753
5.85% 1/15/10		61,000	62,104
6.45% 3/15/37		8,838,000	9,427,618
6.55% 7/1/39		9,000,000	9,743,382
COX Communications, Inc.:
4.625% 1/15/10		2,141,000	2,164,808
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc.: - continued
4.625% 6/1/13		$ 4,467,000	$ 4,603,503
6.25% 6/1/18 (h)		1,055,000	1,122,791
6.45% 12/1/36 (h)		913,000	936,639
6.95% 6/1/38 (h)		452,000	493,932
CSC Holdings, Inc.:
6.75% 4/15/12		3,945,000	3,964,725
8.5% 4/15/14 (h)		2,105,000	2,141,838
8.5% 6/15/15 (h)		2,340,000	2,363,400
8.625% 2/15/19 (h)		4,030,000	4,090,450
EchoStar Communications Corp.:
6.375% 10/1/11		4,340,000	4,345,425
7% 10/1/13		6,765,000	6,629,700
7.125% 2/1/16		1,345,000	1,291,200
7.75% 5/31/15		1,810,000	1,782,850
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	1,208,475
10% 7/15/17 (h)		1,130,000	1,180,850
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,018,000
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	468,125
6.625% 8/15/15		1,030,000	921,850
9.75% 4/1/14 (h)		1,830,000	1,939,800
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,344,250
8.25% 2/1/30		245,000	186,200
Marquee Holdings, Inc. 12% 8/15/14 (f)		2,965,000	2,453,538
News America Holdings, Inc. 7.75% 12/1/45		170,000	178,040
News America, Inc.:
4.75% 3/15/10		244,000	244,928
5.3% 12/15/14		876,000	939,063
6.15% 3/1/37		2,970,000	2,868,910
6.2% 12/15/34		5,330,000	5,172,594
6.65% 11/15/37		15,817,000	16,265,349
6.9% 3/1/19 (h)		4,805,000	5,412,986
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		6,505,000	4,520,975
10% 8/1/14		3,975,000	3,736,500
11.5% 5/1/16		2,225,000	2,213,875
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.625% 2/1/14		$ 2,325,000	$ 2,307,563
Quebecor Media, Inc.:
7.75% 3/15/16		4,712,000	4,417,500
7.75% 3/15/16		2,485,000	2,329,688
Regal Cinemas Corp. 8.625% 7/15/19 (h)		2,615,000	2,667,300
The Reader's Digest Association, Inc. 9% 2/15/17 (c)		2,805,000	66,619
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,607,003
5.85% 5/1/17		2,607,000	2,737,772
6.2% 7/1/13		2,324,000	2,511,349
6.75% 7/1/18		13,473,000	14,883,879
7.3% 7/1/38		7,850,000	8,882,032
8.75% 2/14/19		2,390,000	2,942,140
Time Warner, Inc.:
5.875% 11/15/16		4,296,000	4,488,637
6.5% 11/15/36		11,565,000	11,646,163
TL Acquisitions, Inc.:
10.5% 1/15/15 (h)		4,895,000	4,454,450
13.25% 7/15/15 (h)		1,600,000	1,448,000
Univision Communications, Inc. 12% 7/1/14 (h)		985,000	1,034,250
UPC Holding BV 9.875% 4/15/18 (h)		3,250,000	3,274,375
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,476,158
6.25% 4/30/16		5,600,000	6,007,898
6.75% 10/5/37		1,460,000	1,529,262
Videotron Ltd.:
9.125% 4/15/18 (h)		1,680,000	1,768,200
9.125% 4/15/18		1,630,000	1,711,500
Visant Holding Corp. 8.75% 12/1/13		450,000	454,500
			239,104,945
Multiline Retail - 0.1%
Dollar General Corp. 10.625% 7/15/15		1,995,000	2,214,450
Federated Retail Holdings, Inc. 5.9% 12/1/16		1,625,000	1,432,433
Macy's Retail Holdings, Inc. 8.875% 7/15/15		1,055,000	1,068,392
Matahari Finance BV 9.5% 10/6/09		1,095,000	1,095,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Neiman Marcus Group, Inc.:
9% 10/15/15 pay-in-kind (f)		$ 1,164,015	$ 869,519
10.375% 10/15/15		1,130,000	858,800
			7,538,594
Specialty Retail - 0.1%
Ltd. Brands, Inc. 8.5% 6/15/19 (h)		1,265,000	1,258,675
Michaels Stores, Inc. 10% 11/1/14		1,705,000	1,628,275
Sally Holdings LLC 9.25% 11/15/14		3,215,000	3,319,488
Toys 'R' Us, Inc.:
7.375% 10/15/18		735,000	540,225
7.625% 8/1/11		4,470,000	4,201,800
			10,948,463
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 4.5925% 12/15/14 (o)		2,020,000	1,737,200
Levi Strauss & Co.:
8.875% 4/1/16		1,285,000	1,285,000
9.75% 1/15/15		4,055,000	4,115,825
			7,138,025
TOTAL CONSUMER DISCRETIONARY			389,436,268
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (h)		13,000,000	14,541,553
7.75% 1/15/19 (h)		4,750,000	5,561,737
Constellation Brands, Inc.:
7.25% 9/1/16		3,135,000	3,033,113
7.25% 5/15/17		495,000	478,913
8.375% 12/15/14		2,835,000	2,877,525
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,107,352
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,007,295
PepsiCo, Inc. 7.9% 11/1/18		9,430,000	11,892,890
			42,500,378
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	203,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Albertsons, Inc.: - continued
7.75% 6/15/26		$ 600,000	$ 513,000
8% 5/1/31		2,385,000	2,068,988
CVS Caremark Corp.:
0.9675% 6/1/10 (o)		2,296,000	2,291,746
6.036% 12/10/28		14,222,232	13,423,227
6.302% 6/1/37 (o)		13,351,000	10,547,290
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	318,150
7.5% 11/15/14		1,595,000	1,571,075
8% 5/1/16		4,285,000	4,242,150
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (h)		2,330,000	2,295,050
			37,473,801
Food Products - 0.5%
Cargill, Inc.:
6% 11/27/17 (h)		9,457,000	10,120,957
6.625% 9/15/37 (h)		8,334,000	8,654,426
Dean Foods Co.:
6.9% 10/15/17		4,565,000	4,154,150
7% 6/1/16		2,740,000	2,561,900
General Mills, Inc.:
5.2% 3/17/15		7,738,000	8,329,129
5.65% 2/15/19		1,586,000	1,713,687
H.J. Heinz Finance Co. 7.125% 8/1/39 (h)		4,605,000	5,407,380
Kraft Foods, Inc.:
5.625% 11/1/11		3,660,000	3,947,167
6.125% 2/1/18		5,261,000	5,757,538
6.75% 2/19/14		540,000	612,850
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,575,063
Smithfield Foods, Inc. 10% 7/15/14 (h)		1,055,000	1,060,275
			53,894,522
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,901,213
Revlon Consumer Products Corp. 9.5% 4/1/11		3,075,000	2,902,031
			4,803,244
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		$ 22,622,000	$ 27,672,248
9.95% 11/10/38		7,025,000	9,259,112
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,950,919
5.65% 5/16/18		7,161,000	7,615,487
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	2,981,424
7.25% 6/15/37		4,865,000	4,679,201
			62,158,391
TOTAL CONSUMER STAPLES			200,830,336
ENERGY - 3.4%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,375,000	1,292,500
7.75% 5/15/17		1,955,000	1,867,025
DCP Midstream LLC 9.75% 3/15/19 (h)		4,663,000	5,543,603
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	1,204,350
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,649,407
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,798,155
5.15% 3/15/13		2,277,000	2,372,723
7% 3/15/38		5,880,000	6,080,002
9.625% 3/1/19		1,500,000	1,822,293
			25,630,058
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16		14,836,000	15,428,416
6.45% 9/15/36		2,115,000	2,093,581
Arch Coal, Inc. 8.75% 8/1/16 (h)		1,545,000	1,545,000
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,532,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,304,100
Berry Petroleum Co. 10.25% 6/1/14		975,000	1,018,875
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	2,498,665
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,705,061
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.: - continued
5.7% 5/15/17		$ 16,009,000	$ 16,767,651
Chesapeake Energy Corp.:
6.5% 8/15/17		3,485,000	3,101,650
6.875% 1/15/16		580,000	530,700
7.25% 12/15/18		1,600,000	1,460,000
7.5% 9/15/13		2,265,000	2,208,375
7.5% 6/15/14		1,790,000	1,736,300
7.625% 7/15/13		895,000	879,338
9.5% 2/15/15		8,575,000	8,746,500
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,648,720
4.75% 2/1/14		1,055,000	1,131,175
5.75% 2/1/19		2,930,000	3,208,350
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,120,950
Drummond Co., Inc. 7.375% 2/15/16 (h)		5,390,000	4,689,300
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,068,380
6.75% 2/15/32		10,542,000	10,102,304
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,189,981
6.45% 11/3/36 (h)		2,400,000	2,164,243
6.875% 2/1/11		2,313,000	2,411,989
7.875% 8/16/10		1,037,000	1,085,816
El Paso Corp. 8.25% 2/15/16		875,000	875,000
El Paso Energy Corp. 7.75% 1/15/32		1,315,000	1,170,951
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	960,770
El Paso Performance-Linked Trust 7.75% 7/15/11 (h)		3,100,000	2,991,500
Empresa Nacional de Petroleo 6.75% 11/15/12 (h)		1,694,000	1,822,475
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,803,063
6.5% 4/15/18		2,372,000	2,491,200
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,140,154
Enterprise Products Operating LP:
4.625% 10/15/09		1,947,000	1,950,259
5.6% 10/15/14		1,955,000	2,067,831
5.65% 4/1/13		697,000	740,593
Forest Oil Corp.:
7.25% 6/15/19		1,080,000	1,015,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp.: - continued
7.75% 5/1/14		$ 1,005,000	$ 949,725
8.5% 2/15/14 (h)		4,070,000	4,090,350
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,979,250
Gazstream SA 5.625% 7/22/13 (h)		823,342	823,342
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,010,111
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		2,025,000	1,974,375
9.125% 7/2/18 (h)		1,015,000	979,475
11.75% 1/23/15 (h)		1,085,000	1,177,225
Lukoil International Finance BV 6.656% 6/7/22 (h)		1,222,000	1,105,910
Massey Energy Co. 6.875% 12/15/13		4,845,000	4,554,300
Nakilat, Inc. 6.067% 12/31/33 (h)		4,384,000	3,650,425
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	187,272
Newfield Exploration Co. 7.125% 5/15/18		2,330,000	2,283,400
Nexen, Inc.:
5.05% 11/20/13		3,845,000	3,948,850
5.2% 3/10/15		909,000	918,974
5.875% 3/10/35		240,000	211,072
6.4% 5/15/37		3,645,000	3,372,704
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,833,395
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	400,000
8.75% 12/1/13		610,000	588,650
Pemex Project Funding Master Trust:
1.9294% 6/15/10 (h)(o)		1,245,000	1,241,888
6.625% 6/15/35		625,000	569,239
Petro-Canada:
6.05% 5/15/18		3,850,000	3,988,831
6.8% 5/15/38		18,950,000	20,056,794
Petrobras International Finance Co. Ltd. 7.875% 3/15/19		10,219,000	11,521,923
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,440,450
9.125% 7/15/13		4,270,000	4,312,700
10.5% 8/1/14 (h)		3,025,000	3,176,250
Petroleos de Venezuela SA:
5.25% 4/12/17		15,845,000	8,714,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
5.375% 4/12/27		$ 3,795,000	$ 1,631,850
Petroleos Mexicanos 8% 5/3/19 (h)		657,000	739,125
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	719,475
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,492,650
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,685,525
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,390,936
6.65% 1/15/37		4,430,000	4,612,813
7.75% 10/15/12		2,358,000	2,606,929
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,617,113
7.75% 6/15/15		485,000	470,450
10% 3/1/16		3,215,000	3,391,825
Quicksilver Resources, Inc.:
7.125% 4/1/16		1,975,000	1,659,000
9.125% 8/15/19		2,040,000	1,983,900
11.75% 1/1/16		2,255,000	2,395,938
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		2,355,000	2,219,588
7.375% 7/15/13		2,060,000	2,049,700
7.5% 5/15/16		2,250,000	2,205,000
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,987,000	3,252,195
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	4,891,833
5.5% 9/30/14 (h)		6,670,000	6,902,096
5.832% 9/30/16 (h)		1,343,000	1,379,301
6.332% 9/30/27 (h)		1,840,000	1,694,419
6.75% 9/30/19 (h)		5,651,000	5,906,357
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	2,931,067
SandRidge Energy, Inc.:
4.2219% 4/1/14 (o)		1,675,000	1,381,875
8.625% 4/1/15 pay-in-kind (o)		2,925,000	2,764,125
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,899,800
Source Gas LLC 5.9% 4/1/17 (h)		3,544,000	2,876,746
Southwestern Energy Co. 7.5% 2/1/18 (h)		2,315,000	2,315,000
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	15,339,869
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18		$ 10,851,000	$ 11,365,327
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (h)		1,910,000	1,919,550
Teekay Corp. 8.875% 7/15/11		2,115,000	2,104,425
TEPPCO Partners LP:
5.9% 4/15/13		3,239,000	3,484,724
6.65% 4/15/18		4,741,000	5,110,812
7.55% 4/15/38		9,095,000	10,619,877
Texas Eastern Transmission LP 6% 9/15/17 (h)		5,990,000	6,443,695
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		3,225,000	3,208,875
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)		2,371,000	1,991,640
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,827,719
5.65% 4/1/16		1,200,000	1,256,702
5.9% 8/1/12		4,452,000	4,815,550
YPF SA 10% 11/2/28		2,325,000	2,104,125
			378,127,567
TOTAL ENERGY			403,757,625
FINANCIALS - 9.6%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (o)		2,340,000	2,337,583
0.9025% 9/9/09 (o)		1,271,000	1,271,015
4.245% 1/7/10		1,217,000	1,223,529
4.5% 10/28/10		1,833,000	1,903,486
5.3% 10/30/15		1,170,000	1,185,848
5.85% 7/19/10		3,769,000	3,873,096
6.95% 8/10/12		10,980,000	12,267,504
BlackRock, Inc. 6.25% 9/15/17		14,822,000	15,591,380
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,231,018
5.625% 1/15/17		3,200,000	3,181,878
5.95% 1/18/18		3,989,000	4,152,585
6% 5/1/14		9,300,000	10,027,288
6.15% 4/1/18		4,275,000	4,512,609
6.75% 10/1/37		28,895,000	28,929,067
7.5% 2/15/19		1,757,000	2,022,825
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		$ 2,399,000	$ 2,375,526
6.5% 6/15/12		4,172,000	4,134,160
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	8,732,961
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	6,978,368
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,757,256
7.125% 5/15/15		1,377,000	1,383,247
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	17,356,418
6.15% 4/25/13		4,271,000	4,446,700
6.4% 8/28/17		2,720,000	2,680,552
6.875% 4/25/18		4,701,000	4,800,102
Morgan Stanley:
0.7875% 1/9/12 (o)		9,924,000	9,594,186
0.8375% 1/9/14 (o)		5,002,000	4,628,471
4.75% 4/1/14		2,429,000	2,411,431
5.05% 1/21/11		3,045,000	3,144,846
5.25% 11/2/12		244,000	258,010
5.45% 1/9/17		2,238,000	2,219,315
5.95% 12/28/17		5,050,000	5,163,751
6% 5/13/14		7,810,000	8,281,638
6.6% 4/1/12		5,719,000	6,214,185
6.625% 4/1/18		15,268,000	16,314,453
6.75% 4/15/11		836,000	889,079
7.3% 5/13/19		8,304,000	9,247,592
Northern Trust Corp.:
4.625% 5/1/14		1,762,000	1,870,907
5.5% 8/15/13		2,560,000	2,792,438
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)		978,000	984,113
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,182,409
UBS AG Stamford Branch:
5.75% 4/25/18		16,505,000	16,214,826
5.875% 12/20/17		15,572,000	15,429,392
			265,197,043
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.5%
American Express Bank FSB:
5.5% 4/16/13		$ 4,091,000	$ 4,245,055
6% 9/13/17		10,621,000	10,480,229
ANZ National International Ltd. 6.2% 7/19/13 (h)		1,099,000	1,181,315
Bank of America NA:
5.3% 3/15/17		3,315,000	3,049,701
6% 10/15/36		690,000	638,812
Bank One Corp.:
5.25% 1/30/13		930,000	982,903
7.875% 8/1/10		691,000	730,761
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,314,000	1,920,620
BB&T Corp. 6.5% 8/1/11		1,243,000	1,300,199
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,631,694
Credit Suisse First Boston 6% 2/15/18		16,107,000	16,565,792
Credit Suisse First Boston New York Branch 5% 5/15/13		9,569,000	10,158,785
Credit Suisse New York Branch 5.5% 5/1/14		5,590,000	6,007,864
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (h)(o)		3,914,986	3,484,338
Development Bank of Philippines 8.375% (o)		1,355,000	1,321,125
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		5,710,000	5,139,000
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		2,684,000	2,630,320
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,960,340
5.25% 2/10/14 (h)		565,000	564,095
5.5% 10/17/12		2,256,000	2,332,458
Fifth Third Bancorp:
4.5% 6/1/18		123,000	90,873
8.25% 3/1/38		2,099,000	1,864,672
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,059,757
HSBC Holdings PLC:
0.7775% 10/6/16 (o)		1,143,000	1,059,129
6.5% 9/15/37		8,400,000	8,687,221
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		3,405,000	3,047,475
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,208,536
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,495,000	1,465,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.8% 7/1/14		$ 3,619,000	$ 3,487,341
7% 2/1/11		1,124,000	1,144,071
Korea Development Bank 4.625% 9/16/10		1,833,000	1,848,568
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (h)(o)		720,797	586,288
National City Bank, Cleveland 4.5% 3/15/10		2,943,000	2,984,505
PNC Funding Corp.:
0.6275% 1/31/12 (o)		5,982,000	5,689,528
7.5% 11/1/09		2,026,000	2,043,655
RSHB Capital SA 9% 6/11/14 (h)		605,000	642,813
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (h)(o)		3,253,827	2,993,980
5.805% 6/20/16 (h)(o)		4,204,000	3,452,535
Sovereign Bank 2.1931% 8/1/13 (o)		985	937
Standard Chartered Bank 6.4% 9/26/17 (h)		13,265,000	12,898,209
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		2,933,000	2,572,197
Union Planters Corp. 7.75% 3/1/11		600,000	581,728
UnionBanCal Corp. 5.25% 12/16/13		662,000	615,197
Vimpel Communications 8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		660,000	683,100
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,415,415
6.6% 1/15/38		9,000,000	9,279,820
Wachovia Corp.:
0.6331% 4/23/12 (o)		543,000	523,998
0.6394% 10/15/11 (o)		4,016,000	3,914,295
5.625% 10/15/16		3,399,000	3,389,938
5.75% 6/15/17		2,933,000	3,093,200
Wells Fargo & Co.:
4.2% 1/15/10		2,635,000	2,661,202
5.625% 12/11/17		10,423,000	10,920,928
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	606,802
			178,838,419
Consumer Finance - 1.6%
American General Finance Corp. 6.9% 12/15/17		5,510,000	3,402,243
Capital One Bank USA NA 8.8% 7/15/19		6,680,000	7,156,872
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
0.93% 9/10/09 (o)		$ 3,277,000	$ 3,276,400
5.7% 9/15/11		5,251,000	5,418,250
7.375% 5/23/14		7,440,000	8,115,894
Discover Financial Services:
1.1688% 6/11/10 (o)		4,022,000	3,919,242
6.45% 6/12/17		9,775,000	8,522,979
10.25% 7/15/19		11,010,000	12,058,725
Ford Motor Credit Co. LLC:
7.25% 10/25/11		8,405,000	7,903,600
7.5% 8/1/12		3,600,000	3,312,000
8% 6/1/14		3,390,000	3,129,987
8% 12/15/16		2,135,000	1,870,565
8.625% 11/1/10		1,075,000	1,073,884
12% 5/15/15		3,440,000	3,577,600
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	5,870,882
5.625% 5/1/18		25,000,000	24,894,125
5.875% 1/14/38		14,000,000	12,427,870
5.9% 5/13/14		10,290,000	10,997,036
6.375% 11/15/67 (o)		9,000,000	7,267,500
General Motors Acceptance Corp.:
6.875% 9/15/11		975,000	887,250
6.875% 8/28/12		2,800,000	2,436,000
GMAC LLC:
6.625% 5/15/12		435,000	379,538
6.75% 12/1/14 (h)		5,125,000	4,202,500
6.875% 9/15/11 (h)		2,920,000	2,686,400
8% 11/1/31 (h)		3,500,000	2,730,000
Household Finance Corp.:
6.375% 10/15/11		1,860,000	1,953,846
7% 5/15/12		468,000	504,184
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,340,765
5.25% 1/15/14		1,054,000	1,074,708
MBNA America Bank NA 7.125% 11/15/12 (h)		693,000	718,904
MBNA Corp. 7.5% 3/15/12		1,608,000	1,696,651
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)		4,245,000	4,208,947
ORIX Corp. 5.48% 11/22/11		385,000	379,997
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.6638% 7/26/10 (o)		$ 8,343,000	$ 7,633,261
0.7338% 10/25/11 (o)		12,343,000	9,775,347
0.8294% 3/15/11 (o)		112,000	96,486
4.5% 7/26/10		7,157,000	6,847,274
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)		368,851	364,510
			184,112,222
Diversified Financial Services - 1.3%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,464,877
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,806,650
CIT Group, Inc.:
4.75% 12/15/10		1,085,000	657,050
5.2% 11/3/10		1,265,000	760,833
5.4% 3/7/13		1,005,000	568,326
5.6% 4/27/11		740,000	441,570
7.625% 11/30/12		1,985,000	1,124,636
Citigroup, Inc.:
0.5194% 5/18/11 (o)		2,811,000	2,689,809
5.3% 10/17/12		14,295,000	14,440,795
5.5% 4/11/13		13,549,000	13,485,984
6.125% 5/15/18		15,634,000	14,699,806
6.5% 1/18/11		1,307,000	1,350,732
6.5% 8/19/13		6,153,000	6,318,147
CME Group, Inc. 5.75% 2/15/14		506,000	553,034
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18		8,874,000	9,681,410
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)		3,410,000	3,145,725
9% 6/1/16 (h)		150,000	143,250
ILFC E-Capital Trust I 5.9% 12/21/65 (h)(o)		2,996,000	1,258,320
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,363,914
5.65% 6/1/14		10,520,000	7,895,460
6.375% 3/25/13		1,503,000	1,179,383
6.625% 11/15/13		2,721,000	2,106,955
JPMorgan Chase & Co.:
4.65% 6/1/14		13,500,000	14,095,809
4.891% 9/1/15 (o)		2,729,000	2,463,635
5.6% 6/1/11		2,139,000	2,257,631
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.75% 1/2/13		$ 2,217,000	$ 2,365,794
6.75% 2/1/11		376,000	400,235
Leucadia National Corp.:
7% 8/15/13		1,550,000	1,472,500
7.125% 3/15/17		835,000	759,850
NSG Holdings II, LLC 7.75% 12/15/25 (h)		6,440,000	5,377,400
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		1,800,000	1,793,250
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	772,303
5.5% 1/15/14 (h)		695,000	531,090
5.7% 4/15/17 (h)		1,696,000	1,072,927
SIRENS B.V. Series 2007-2 Class A1, 2.31% 4/13/10 (h)(o)		10,000,000	9,213,000
Sunwest Management, Inc. 8.385% 6/9/10 (c)(o)		325,000	162,500
TMK Capital SA 10% 7/29/11		2,800,000	2,709,000
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,116,575
ZFS Finance USA Trust I 6.15% 12/15/65 (h)(o)		5,692,000	4,952,040
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	5,006,850
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,340,843
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	2,437,500
			154,437,398
Insurance - 1.1%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,216,020
6.2% 5/16/14		6,893,000	7,506,215
7.45% 5/16/19		6,826,000	7,886,392
American International Group, Inc. 8.175% 5/15/68 (o)		7,875,000	3,701,250
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,955,393
6.75% 2/15/34		1,967,000	1,572,797
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	564,480
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,177,890
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	750,107
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	434,927
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		$ 8,000,000	$ 8,977,496
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (h)(o)		7,114,000	6,845,091
MetLife, Inc.:
5% 6/15/15		1,163,000	1,207,549
6.125% 12/1/11		990,000	1,058,056
6.75% 6/1/16		7,610,000	8,324,533
7.717% 2/15/19		10,958,000	12,817,562
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)		3,299,000	3,319,200
5.125% 4/10/13 (h)		559,000	575,089
5.125% 6/10/14 (h)		6,751,000	7,035,116
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,688,417
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,227,836
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	11,385,394
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		9,490,000	10,066,024
Prudential Financial, Inc.:
5.15% 1/15/13		2,167,000	2,183,491
5.4% 6/13/35		452,000	373,128
5.5% 3/15/16		425,000	419,730
5.7% 12/14/36		384,000	337,002
6.2% 1/15/15		1,180,000	1,236,114
7.375% 6/15/19		3,230,000	3,510,390
8.875% 6/15/68 (o)		2,972,000	2,749,100
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)		3,342,000	2,704,574
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	4,190,113
The Chubb Corp.:
5.75% 5/15/18		4,035,000	4,378,370
6.5% 5/15/38		3,390,000	3,860,010
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,296,446
			135,531,302
Real Estate Investment Trusts - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,403,502
Arden Realty LP 5.2% 9/1/11		1,339,000	1,385,864
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	367,927
5.5% 1/15/12		3,337,000	3,463,763
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09		$ 3,087,000	$ 3,084,336
5.625% 12/15/10		4,079,000	4,064,662
5.7% 5/1/17		5,943,000	4,976,858
5.75% 4/1/12		2,463,000	2,401,629
BRE Properties, Inc. 5.75% 9/1/09		611,000	611,000
Camden Property Trust:
4.375% 1/15/10		1,479,000	1,489,187
5.375% 12/15/13		656,000	646,268
5.875% 11/30/12		2,958,000	3,040,102
Colonial Properties Trust 6.875% 8/15/12		4,000,000	3,950,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,747,402
CPG Partners LP 6% 1/15/13		1,017,000	1,019,894
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	2,911,938
5% 5/3/10		2,241,000	2,177,761
5.25% 4/15/11		2,432,000	2,298,128
5.375% 10/15/12		1,286,000	1,168,136
Duke Realty LP:
4.625% 5/15/13		627,000	588,281
5.25% 1/15/10		453,000	454,223
5.4% 8/15/14		5,247,000	4,933,660
5.625% 8/15/11		2,957,000	2,986,795
5.875% 8/15/12		1,009,000	1,011,696
5.95% 2/15/17		699,000	629,008
6.25% 5/15/13		14,190,000	14,260,158
6.5% 1/15/18		3,795,000	3,491,389
Equity One, Inc.:
6% 9/15/17		854,000	748,031
6.25% 1/15/17		494,000	446,535
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	406,479
6% 7/15/12		2,933,000	3,025,252
6.2% 1/15/17		620,000	580,332
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	70,881
HMB Capital Trust V 4.2294% 12/15/36 (c)(h)(o)		270,000	27
Host Hotels & Resorts LP:
6.875% 11/1/14		835,000	793,250
9% 5/15/17 (h)		2,135,000	2,177,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15		$ 890,000	$ 774,005
6.25% 6/15/17		1,232,000	1,082,004
6.65% 1/15/18		618,000	539,800
Liberty Property LP:
5.125% 3/2/15		848,000	784,079
5.5% 12/15/16		1,487,000	1,308,200
6.625% 10/1/17		3,785,000	3,491,125
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,459,990
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	813,418
7.75% 2/15/11		976,000	1,026,099
Omega Healthcare Investors, Inc.:
7% 4/1/14		5,850,000	5,469,750
7% 1/15/16		1,960,000	1,773,800
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	2,962,633
Rouse Co.:
5.375% 11/26/13 (c)		145,000	109,475
7.2% 9/15/12 (c)		10,000	7,700
Senior Housing Properties Trust 8.625% 1/15/12		250,000	250,000
Simon Property Group LP:
4.6% 6/15/10		1,096,000	1,117,610
4.875% 8/15/10		675,000	691,640
5% 3/1/12		363,000	372,144
5.375% 6/1/11		621,000	638,605
5.6% 9/1/11		2,718,000	2,817,965
5.75% 5/1/12		1,267,000	1,328,790
7.75% 1/20/11		821,000	865,591
Tanger Properties LP 6.15% 11/15/15		24,000	22,574
UDR, Inc. 5.5% 4/1/14		2,755,000	2,657,789
Ventas Realty LP:
6.5% 6/1/16		105,000	97,650
6.5% 6/1/16		450,000	418,500
6.625% 10/15/14		2,515,000	2,389,250
6.75% 4/1/17		30,000	27,975
Washington (REIT) 5.95% 6/15/11		3,637,000	3,591,767
			123,701,982
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 11,615,000	$ 11,034,250
8.125% 6/1/12		3,265,000	3,216,025
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,305,208
5.375% 8/1/16		2,681,000	2,569,865
5.5% 10/1/12		3,655,000	3,814,292
5.75% 6/15/17		9,733,000	9,431,929
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	62,750
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,296,392
6.3% 6/1/13		2,397,000	2,344,045
Regency Centers LP:
4.95% 4/15/14		611,000	546,945
5.25% 8/1/15		2,133,000	1,916,859
5.875% 6/15/17		1,056,000	952,695
			38,491,255
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	7,891,449
5.65% 5/1/18		13,300,000	12,860,342
6.5% 8/1/16		9,000,000	9,274,410
7.375% 5/15/14		13,211,000	14,484,501
7.625% 6/1/19		12,000,000	13,212,072
Countrywide Financial Corp. 5.8% 6/7/12		2,916,000	3,025,630
Countrywide Home Loans, Inc. 4% 3/22/11		4,327,000	4,368,959
Independence Community Bank Corp.:
2.4169% 4/1/14 (o)		4,218,000	3,726,540
4.9% 9/23/10		1,696,000	1,751,120
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	38,000
			70,633,023
TOTAL FINANCIALS			1,150,942,644
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.0%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		$ 2,956,000	$ 3,264,544
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,030,063
10.375% 10/15/17 pay-in-kind (o)		3,155,000	3,257,538
11.625% 10/15/17		5,185,000	5,444,250
Inverness Medical Innovations, Inc. 9% 5/15/16		2,790,000	2,776,050
			16,507,901
Health Care Providers & Services - 0.6%
Community Health Systems, Inc. 8.875% 7/15/15		7,875,000	7,894,688
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,557,492
6.3% 8/15/14		3,618,000	3,297,471
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,591,788
6.25% 6/15/14		4,238,000	4,631,685
7.25% 6/15/19		2,744,000	3,182,176
HCA, Inc.:
6.5% 2/15/16		3,305,000	2,842,300
7.875% 2/15/20 (h)		1,855,000	1,820,219
8.5% 4/15/19 (h)		3,030,000	3,048,938
9.125% 11/15/14		3,905,000	3,963,575
9.25% 11/15/16		4,905,000	4,954,050
9.625% 11/15/16 pay-in-kind (o)		11,255,066	11,353,548
9.875% 2/15/17 (h)		540,000	553,500
HealthSouth Corp. 10.75% 6/15/16		2,310,000	2,442,825
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	925,900
7.75% 7/15/15 (h)		775,000	724,625
Rural/Metro Corp. 0% 3/15/16 (e)		995,000	840,775
Select Medical Corp. 7.625% 2/1/15		1,090,000	993,263
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	65,280
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,750
Tenet Healthcare Corp. 8.875% 7/1/19 (h)		980,000	1,004,500
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind (o)		900,000	778,500
Viant Holdings, Inc. 10.125% 7/15/17 (h)		71,000	66,740
			64,543,588
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		$ 7,885,000	$ 7,589,313
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,911,466
6.45% 9/15/37		2,600,000	3,057,772
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,195,631
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,073,371
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,428,888
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,023,278
Valeant Pharmaceuticals International 8.375% 6/15/16 (h)		3,170,000	3,233,400
			23,923,806
TOTAL HEALTH CARE			115,829,152
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (h)		2,640,000	2,684,489
6.375% 6/1/19 (h)		8,071,000	8,755,945
6.4% 12/15/11 (h)		818,000	876,804
BE Aerospace, Inc. 8.5% 7/1/18		2,405,000	2,368,925
Bombardier, Inc.:
6.3% 5/1/14 (h)		340,000	314,500
6.75% 5/1/12 (h)		2,140,000	2,091,850
7.45% 5/1/34 (h)		205,000	161,950
8% 11/15/14 (h)		915,000	893,269
DigitalGlobe, Inc. 10.5% 5/1/14 (h)		1,315,000	1,367,600
			19,515,332
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,949,300
6.977% 11/23/22		1,075,983	688,629
6.978% 10/1/12		395,515	379,694
7.024% 4/15/11		2,830,000	2,815,850
7.858% 4/1/13		5,433,000	5,188,515
8.608% 10/1/12		960,000	806,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates: - continued
10.375% 7/2/19		$ 1,905,000	$ 1,981,200
AMR Corp. 9% 8/1/12		485,000	206,125
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		382,027	324,723
7.73% 9/15/12		18,833	16,385
7.875% 7/2/18		1,512,164	998,028
9.558% 9/1/19		237,842	147,462
9.798% 4/1/21		761,126	471,898
6.648% 3/15/19		3,081,540	2,650,124
6.82% 5/1/18		221,731	184,037
6.9% 7/2/19		855,847	744,587
7.056% 3/15/11		1,759,000	1,750,205
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		364,146	325,911
7.57% 11/18/10		11,576,000	11,286,600
8.021% 8/10/22		1,770,357	1,239,250
8.954% 8/10/14		2,446,576	1,761,535
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,096,013	745,289
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,181,448	1,679,715
8.36% 7/20/20		1,464,646	1,215,656
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		874,635	524,781
6.071% 9/1/14		48,780	48,537
6.201% 3/1/10		31,134	30,667
6.602% 9/1/13		88,349	87,024
7.032% 4/1/12		310,921	307,812
7.186% 10/1/12		773,330	763,664
			42,319,603
Building Products - 0.1%
Masco Corp. 0.9388% 3/12/10 (o)		3,759,949	3,692,597
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Owens Corning:
6.5% 12/1/16		$ 1,835,000	$ 1,739,626
9% 6/15/19		725,000	746,750
			6,178,973
Commercial Services & Supplies - 0.2%
ARAMARK Corp.:
3.9831% 2/1/15 (o)		4,985,000	4,249,713
8.5% 2/1/15		2,775,000	2,684,813
Casella Waste Systems, Inc. 11% 7/15/14 (h)		675,000	698,625
Cenveo Corp. 7.875% 12/1/13		1,090,000	812,050
Clean Harbors, Inc. 7.625% 8/15/16 (h)		1,060,000	1,065,300
Corrections Corp. of America 6.25% 3/15/13		1,280,000	1,251,200
Iron Mountain, Inc.:
6.625% 1/1/16		3,100,000	2,929,500
7.75% 1/15/15		2,545,000	2,538,638
JohnsonDiversey, Inc. 9.625% 5/15/12		775,000	786,625
Rental Service Corp. 9.5% 12/1/14		2,860,000	2,581,150
			19,597,614
Construction & Engineering - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)		3,495,000	3,547,425
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,787,300
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,632,058
5.45% 10/15/12		618,000	673,560
6% 10/15/17		2,929,000	3,224,603
General Electric Co. 5.25% 12/6/17		17,730,000	18,101,975
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	877,300
13.5% 12/1/15 pay-in-kind (h)		805,100	390,876
			25,900,372
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (h)		611,000	622,396
Case Corp. 7.25% 1/15/16		1,705,000	1,624,013
Case New Holland, Inc. 7.75% 9/1/13 (h)		2,355,000	2,319,675
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		$ 885,000	$ 805,350
9.5% 8/1/14 (h)		652,000	596,580
11.75% 8/1/16		1,070,000	898,800
Terex Corp. 8% 11/15/17		2,830,000	2,405,500
			9,272,314
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		3,070,000	2,686,250
Professional Services - 0.0%
Altegrity, Inc.:
10.5% 11/1/15 (h)		1,250,000	1,034,375
11.75% 5/1/16 (h)		950,000	724,375
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,062,900
7.75% 10/1/16		765,000	738,225
			4,559,875
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		2,140,000	1,712,000
7.75% 5/15/16		3,495,000	2,704,256
Hertz Corp.:
8.875% 1/1/14		6,310,000	5,994,500
10.5% 1/1/16		2,385,000	2,343,263
Kansas City Southern Railway Co. 8% 6/1/15		2,410,000	2,361,800
			15,115,819
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (f)		2,515,000	2,175,475
TOTAL INDUSTRIALS			155,656,352
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19		766,000	799,473
Lucent Technologies, Inc.:
6.45% 3/15/29		3,775,000	2,567,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28		$ 1,940,000	$ 1,319,200
Nokia Corp. 5.375% 5/15/19		7,297,000	7,647,562
			12,333,235
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings:
6.375% 10/1/11		1,445,000	1,416,100
6.8% 10/1/16		4,400,000	4,004,000
Seagate Technology International 10% 5/1/14 (h)		1,455,000	1,556,850
			6,976,950
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	2,867,631
8.25% 3/15/18		2,360,000	2,324,600
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	2,996,114
6% 10/1/12		3,877,000	4,011,164
6.55% 10/1/17		2,360,000	2,345,120
7.125% 10/1/37		1,895,000	1,895,072
			16,439,701
Internet Software & Services - 0.0%
Terremark Worldwide, Inc. 12% 6/15/17 (h)		3,465,000	3,638,250
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		1,795,000	1,525,750
First Data Corp. 9.875% 9/24/15		4,450,000	3,782,500
Iron Mountain, Inc. 8% 6/15/20		1,205,000	1,168,850
SunGard Data Systems, Inc. 10.25% 8/15/15		990,000	980,100
			7,457,200
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		7,485,000	6,010,305
Xerox Corp. 5.5% 5/15/12		1,602,000	1,670,075
			7,680,380
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		2,930,000	2,871,400
9.25% 6/1/16		2,610,000	2,616,525
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd. 10.125% 12/1/13		$ 1,020,000	$ 1,065,900
National Semiconductor Corp. 0.8794% 6/15/10 (o)		3,100,704	2,986,896
			9,540,721
TOTAL INFORMATION TECHNOLOGY			64,066,437
MATERIALS - 1.8%
Chemicals - 0.5%
Ashland, Inc. 9.125% 6/1/17 (h)		1,095,000	1,149,750
Berry Plastics Corp. 5.2594% 2/15/15 (o)		1,975,000	1,767,625
Chemtura Corp. 6.875% 6/1/16 (c)		595,000	541,450
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,689,405
7.6% 5/15/14		15,028,000	16,227,385
8.55% 5/15/19		10,360,000	11,284,682
E.I. du Pont de Nemours & Co. 5% 1/15/13		254,000	274,927
Huntsman International LLC 7.875% 11/15/14		480,000	424,800
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (h)		2,130,000	2,177,925
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	448,800
Lubrizol Corp. 8.875% 2/1/19		928,000	1,144,067
Momentive Performance Materials, Inc. 9.75% 12/1/14		2,675,000	1,685,250
Nalco Co.:
7.75% 11/15/11		386,000	386,000
8.25% 5/15/17 (h)		2,595,000	2,692,313
8.875% 11/15/13		1,270,000	1,279,525
NOVA Chemicals Corp.:
4.5375% 11/15/13 (o)		2,720,000	2,393,600
6.5% 1/15/12		4,240,000	4,070,400
Pliant Corp. 11.125% 6/15/49 (c)		60,320	7,238
			57,645,142
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,799,260
Containers & Packaging - 0.2%
Ball Corp. 7.125% 9/1/16		2,355,000	2,366,775
BWAY Corp. 10% 4/15/14 (h)		1,600,000	1,664,000
Cascades, Inc. 7.25% 2/15/13		1,105,000	1,041,463
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (h)		1,320,000	1,310,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		$ 700,000	$ 691,250
Crown Cork & Seal, Inc.:
7.375% 12/15/26		4,250,000	3,655,000
8% 4/15/23		335,000	309,875
Graphic Packaging International, Inc.:
8.5% 8/15/11		1,520,000	1,520,000
9.5% 6/15/17 (h)		1,660,000	1,705,650
Greif, Inc. 6.75% 2/1/17		4,050,000	3,786,750
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16 (h)		2,130,000	2,106,038
Owens-Illinois, Inc. 7.8% 5/15/18		985,000	970,225
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,824,965
6.4% 1/15/18		1,749,000	1,729,502
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,325,750
9.25% 3/15/16 (h)		505,000	530,250
Vitro SAB de CV 8.625% 2/1/12 (c)		5,585,000	2,220,038
			29,757,631
Metals & Mining - 1.0%
Anglo American Capital PLC:
9.375% 4/8/14 (h)		5,953,000	6,786,420
9.375% 4/8/19 (h)		8,140,000	9,523,800
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12		1,975,000	2,075,277
5.5% 4/1/14		9,113,000	9,922,398
6.5% 4/1/19		9,113,000	10,389,257
Compass Minerals International, Inc. 8% 6/1/19 (h)		2,580,000	2,560,650
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)		2,002,000	2,187,085
Evraz Group SA 8.875% 4/24/13 (h)		2,675,000	2,444,281
FMG Finance Property Ltd.:
10% 9/1/13 (h)		5,580,000	5,831,100
10.625% 9/1/16 (h)		789,000	844,230
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (o)		105,000	100,275
8.25% 4/1/15		5,665,000	5,912,844
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.: - continued
8.375% 4/1/17		$ 5,545,000	$ 5,801,456
Metals USA, Inc. 11.125% 12/1/15		790,000	718,900
Novelis, Inc. 11.5% 2/15/15 (h)		510,000	504,900
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,467,840
6.5% 7/15/18		9,474,000	10,199,168
7.125% 7/15/28		8,900,000	9,414,865
8.95% 5/1/14		7,108,000	8,284,225
Steel Dynamics, Inc.:
6.75% 4/1/15		4,045,000	3,771,963
7.375% 11/1/12		1,830,000	1,788,825
Teck Resources Ltd.:
10.25% 5/15/16		1,420,000	1,563,704
10.75% 5/15/19		1,420,000	1,618,800
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,224,000
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,205,834
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,306,594
			114,448,691
Paper & Forest Products - 0.1%
Domtar Corp.:
5.375% 12/1/13		2,260,000	2,045,300
7.125% 8/15/15		2,910,000	2,808,150
10.75% 6/1/17		2,420,000	2,625,700
Georgia-Pacific Corp.:
7% 1/15/15 (h)		4,190,000	4,022,400
8.875% 5/15/31		1,235,000	1,179,425
Georgia-Pacific LLC 8.25% 5/1/16 (h)		534,198	540,875
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (h)		2,955,000	2,910,675
			16,132,525
TOTAL MATERIALS			219,783,249
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.9%
Alestra SA de RL de CV 11.75% 8/11/14 (h)		435,000	466,538
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	2,987,340
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
5.8% 2/15/19		$ 8,788,000	$ 9,434,612
6.3% 1/15/38		40,171,000	42,173,404
6.7% 11/15/13		1,173,000	1,328,638
6.8% 5/15/36		11,484,000	12,773,711
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,273,349
British Telecommunications PLC 9.125% 12/15/10 (f)		2,717,000	2,927,266
Cincinnati Bell, Inc. 8.375% 1/15/14		4,195,000	4,048,175
Citizens Communications Co.:
7.875% 1/15/27		925,000	763,125
9% 8/15/31		2,260,000	2,082,025
Deutsche Telekom International Financial BV:
5.25% 7/22/13		2,448,000	2,607,798
6.75% 8/20/18		3,629,000	4,096,927
Frontier Communications Corp. 8.25% 5/1/14		2,245,000	2,228,163
Global Village Telecom Finance LLC 12% 6/30/11 (h)		2,204,150	2,259,254
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)(h)		1,721,250	1,435,690
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,293,000
7.625% 4/15/12		6,930,000	6,618,150
11.25% 6/15/16		1,035,000	1,076,400
Qwest Capital Funding, Inc. 7.25% 2/15/11		1,525,000	1,502,125
Qwest Communications International, Inc.:
7.5% 2/15/14		370,000	357,050
7.5% 2/15/14		1,310,000	1,264,150
Qwest Corp.:
3.8794% 6/15/13 (o)		1,870,000	1,729,750
7.5% 10/1/14		1,730,000	1,712,700
7.625% 6/15/15		1,515,000	1,503,638
8.375% 5/1/16 (h)		3,210,000	3,266,175
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,344,492
5.875% 2/1/12		2,733,000	2,947,057
5.875% 8/15/12		978,000	1,069,656
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,535,000	1,558,025
Sprint Capital Corp.:
6.875% 11/15/28		17,440,000	12,687,600
7.625% 1/30/11		2,350,000	2,352,938
8.375% 3/15/12		1,510,000	1,511,888
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.: - continued
8.75% 3/15/32		$ 165,000	$ 136,950
Telecom Italia Capital SA:
4% 1/15/10		4,890,000	4,925,770
4.95% 9/30/14		3,208,000	3,310,919
5.25% 10/1/15		1,177,000	1,220,908
6.999% 6/4/18		1,793,000	1,970,866
7.175% 6/18/19		10,000,000	11,132,920
7.2% 7/18/36		10,636,000	11,670,245
Telefonica Emisiones SAU:
0.8094% 2/4/13 (o)		2,403,000	2,349,786
6.421% 6/20/16		1,162,000	1,302,134
Telefonos de Mexico SA de CV 4.75% 1/27/10		6,202,000	6,264,020
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,861,413
U.S. West Communications:
6.875% 9/15/33		1,540,000	1,201,200
7.5% 6/15/23		3,760,000	3,252,400
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,522,288
6.25% 4/1/37		2,348,000	2,481,005
6.4% 2/15/38		7,621,000	8,238,392
6.9% 4/15/38		6,295,000	7,203,469
Verizon Global Funding Corp. 7.25% 12/1/10		2,741,000	2,919,335
Verizon New England, Inc. 6.5% 9/15/11		891,000	959,745
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,890,526
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		4,535,000	4,920,475
			228,415,575
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV 5.625% 11/15/17		1,809,000	1,814,013
Cleveland Unlimited, Inc. 11.5% 12/15/10 (h)(o)		1,260,000	1,247,400
Cricket Communications, Inc.:
7.75% 5/15/16 (h)		2,905,000	2,817,850
9.375% 11/1/14		2,290,000	2,158,325
10% 7/15/15		2,130,000	2,050,125
Digicel Group Ltd.:
8.875% 1/15/15 (h)		10,810,000	9,593,875
9.125% 1/15/15 pay-in-kind (h)(o)		3,220,000	2,865,800
9.25% 9/1/12 (h)		4,765,000	4,765,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
12% 4/1/14 (h)		$ 3,545,000	$ 3,757,700
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		5,450,000	5,572,625
11.5% 6/15/16		6,575,000	6,640,750
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	552,750
8.875% 1/15/15		6,110,000	6,140,550
MetroPCS Wireless, Inc.:
9.25% 11/1/14		5,620,000	5,545,825
Millicom International Cellular SA 10% 12/1/13		1,065,000	1,103,606
Mobile Telesystems Finance SA 8% 1/28/12 (h)		4,523,000	4,664,344
Nextel Communications, Inc.:
5.95% 3/15/14		3,785,000	3,179,400
6.875% 10/31/13		9,105,000	8,148,975
7.375% 8/1/15		3,055,000	2,608,206
NII Capital Corp. 10% 8/15/16 (h)		3,145,000	3,176,450
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		3,800,000	3,344,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	2,694,500
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,350,800
8.375% 8/15/17		3,140,000	3,010,475
Telecom Personal SA 9.25% 12/22/10 (h)		2,475,000	2,555,438
Verizon Wireless Capital LLC:
5.55% 2/1/14 (h)		2,374,000	2,567,215
8.5% 11/15/18 (h)		923,000	1,162,617
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,300,000	4,289,250
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,437,491
5.5% 6/15/11		2,760,000	2,929,318
7.75% 2/15/10		1,848,000	1,904,046
			110,648,719
TOTAL TELECOMMUNICATION SERVICES			339,064,294
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - 2.6%
Electric Utilities - 1.3%
AmerenUE 6.4% 6/15/17		$ 2,987,000	$ 3,273,573
Cleveland Electric Illuminating Co.:
5.65% 12/15/13		4,113,000	4,337,689
8.875% 11/15/18		831,000	1,044,933
Commonwealth Edison Co.:
5.4% 12/15/11		3,665,000	3,913,648
5.8% 3/15/18		10,485,000	11,287,144
6.15% 9/15/17		5,140,000	5,651,476
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	5,004,045
6.05% 4/15/38		1,867,000	2,091,585
Edison Mission Energy:
7% 5/15/17		1,190,000	908,863
7.2% 5/15/19		4,075,000	2,934,000
7.625% 5/15/27		2,215,000	1,428,675
EDP Finance BV:
5.375% 11/2/12 (h)		1,993,000	2,130,045
6% 2/2/18 (h)		9,619,000	10,374,640
Exelon Corp.:
4.9% 6/15/15		6,607,000	6,709,554
6.75% 5/1/11		665,000	710,901
FirstEnergy Corp. 6.45% 11/15/11		1,973,000	2,155,503
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (h)		2,432,000	2,485,725
6.05% 8/15/21 (h)		5,664,000	5,725,732
6.8% 8/15/39 (h)		4,340,000	4,433,002
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,269,900
Intergen NV 9% 6/30/17 (h)		6,405,000	6,292,913
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,306,800
Majapahit Holding BV:
7.75% 10/17/16		840,000	842,100
8% 8/7/19 (h)		635,000	640,588
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	2,998,800
9.125% 5/1/31		2,785,000	2,144,450
National Power Corp. 6.875% 11/2/16 (h)		1,490,000	1,504,900
Nevada Power Co.:
6.5% 5/15/18		790,000	861,005
6.5% 8/1/18		1,570,000	1,713,878
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Oncor Electric Delivery Co. 6.375% 5/1/12		$ 2,731,000	$ 2,973,988
Oncor Electric Delivery Co. LLC 5.95% 9/1/13		3,617,000	3,911,040
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	813,691
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,254,323
6.45% 8/15/12		3,730,000	3,968,354
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		8,250,000	6,435,000
Progress Energy, Inc. 7.1% 3/1/11		3,385,000	3,600,171
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,634,526
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15		4,070,000	2,767,600
Series B, 10.25% 11/1/15		5,090,000	3,461,200
11.25% 11/1/16 pay-in-kind		3,953,031	2,223,251
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	13,516,696
West Penn Power Co. 5.95% 12/15/17 (h)		314,000	325,361
Wisconsin Electric Power Co. 6.25% 12/1/15		3,012,000	3,420,367
			152,481,635
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		1,365,000	1,112,475
8.75% 2/15/12		190,000	189,050
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,700,000	1,385,500
6.875% 11/4/11 (Reg. S)		3,650,000	3,522,250
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	452,786
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,192,842
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,855,000	2,312,550
			12,167,453
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14		5,400,000	5,238,000
7.75% 10/15/15		3,210,000	3,121,725
8% 10/15/17		1,615,000	1,558,475
9.75% 4/15/16 (h)		1,475,000	1,534,000
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,628,134
Constellation Energy Group, Inc. 7% 4/1/12		6,444,000	6,916,693
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,143,301
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Holdings:
10.875% 11/1/17		$ 4,420,000	$ 3,182,400
12% 11/1/17 pay-in-kind (o)		7,190,300	4,199,135
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,597,981
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,915,000
NRG Energy, Inc.:
7.25% 2/1/14		3,820,000	3,667,200
7.375% 2/1/16		3,120,000	2,932,800
7.375% 1/15/17		4,070,000	3,876,675
8.5% 6/15/19		2,750,000	2,640,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,266,785
RRI Energy, Inc.:
6.75% 12/15/14		1,744,000	1,744,000
7.625% 6/15/14		5,495,000	5,027,925
7.875% 6/15/17		745,000	661,188
Tenaska Alabama Partners LP 7% 6/30/21 (h)		432,502	379,521
			69,230,938
Multi-Utilities - 0.6%
Aquila, Inc. 11.875% 7/1/12 (o)		155,000	175,925
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,052,987
6.3% 9/30/66 (o)		3,991,000	2,913,430
7.5% 6/30/66 (o)		14,890,000	12,209,800
DTE Energy Co. 7.05% 6/1/11		984,000	1,045,469
KeySpan Corp. 7.625% 11/15/10		494,000	521,723
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,364,150
5.875% 10/1/12		2,921,000	3,168,210
6.5% 9/15/37		11,505,000	12,778,396
National Grid PLC 6.3% 8/1/16		1,477,000	1,596,823
NiSource Finance Corp.:
5.25% 9/15/17		843,000	783,238
5.4% 7/15/14		1,347,000	1,347,973
5.45% 9/15/20		1,934,000	1,753,119
6.4% 3/15/18		1,326,000	1,332,676
6.8% 1/15/19		10,000,000	10,141,370
7.875% 11/15/10		1,022,000	1,074,823
10.75% 3/15/16		5,913,000	6,925,187
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		$ 6,172,000	$ 4,875,880
WPS Resources Corp. 6.11% 12/1/66 (o)		882,000	643,860
			75,705,039
TOTAL UTILITIES			309,585,065
TOTAL NONCONVERTIBLE BONDS			3,348,951,422
TOTAL CORPORATE BONDS (Cost $3,198,120,247)			3,356,947,773
U.S. Government and Government Agency Obligations - 20.9%

U.S. Government Agency Obligations - 1.9%
Fannie Mae:
4.375% 7/17/13 (l)		8,745,000	9,414,071
4.75% 11/19/12		24,650,000	26,899,313
5% 2/16/12		7,340,000	7,959,313
Federal Home Loan Bank:
1.75% 8/22/12		67,240,000	67,077,750
3.625% 5/29/13		15,625,000	16,420,313
Freddie Mac:
2.125% 3/23/12		665,000	674,716
3% 7/28/14		50,000,000	50,727,400
5.25% 7/18/11 (g)		50,000,000	53,954,150
Tennessee Valley Authority 5.375% 4/1/56		385,000	395,172
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			233,522,198
U.S. Treasury Inflation Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		83,990,880	83,072,188
2% 1/15/14 (l)		329,318,552	335,493,275
2% 7/15/14		74,358,050	75,868,411
2.625% 7/15/17		139,780,427	148,735,041
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			643,168,915
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds:
4.25% 5/15/39		$ 88,478,000	$ 89,459,575
4.5% 5/15/38		20,000,000	21,062,500
U.S. Treasury Notes:
0.875% 3/31/11		21,090,000	21,136,967
1% 8/31/11		400,000,000	400,156,355
1.25% 11/30/10		21,871,000	22,064,930
1.75% 8/15/12		141,454,000	142,570,214
1.75% 3/31/14		125,000,000	122,382,750
1.875% 6/15/12 (g)		94,350,000	95,580,984
1.875% 4/30/14		50,000,000	49,128,900
2.625% 7/31/14		300,000,000	303,562,500
2.75% 2/15/19		300,000,000	283,992,300
4.5% 9/30/11 (l)		41,855,000	44,824,110
TOTAL U.S. TREASURY OBLIGATIONS			1,595,922,085
Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,269,280
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,467,200,382)			2,504,882,478
U.S. Government Agency - Mortgage Securities - 12.4%

Fannie Mae - 11.9%
3.334% 4/1/36 (o)		2,142,068	2,186,248
3.75% 10/1/33 (o)		1,355,101	1,379,593
4% 9/1/39 (j)		16,000,000	15,639,738
4% 9/14/39 (j)		19,000,000	18,572,188
4.275% 6/1/36 (o)		369,031	383,014
4.5% 9/17/24 (j)		12,000,000	12,332,974
4.5% 9/17/24 (j)		23,000,000	23,638,199
4.5% 7/1/39		128,000,058	128,795,131
4.5% 9/1/39 (j)(k)		31,000,000	31,144,116
5% 8/1/18 to 9/1/38		167,030,544	172,654,902
5% 9/17/24 (j)		5,000,000	5,209,326
5% 9/14/39 (j)(k)		37,000,000	37,957,094
5% 9/14/39 (j)		48,000,000	49,241,635
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
5% 9/14/39 (j)		$ 35,000,000	$ 35,905,359
5.3% 12/1/35 (o)		1,201,614	1,256,144
5.308% 2/1/36 (o)		1,788,814	1,878,285
5.5% 3/1/18 to 3/1/39 (k)		354,959,450	371,617,221
5.5% 9/1/24 (j)(k)		36,000,000	37,869,444
5.5% 9/1/24 (j)(k)		53,000,000	55,752,237
5.5% 9/17/24 (j)		3,000,000	3,155,787
5.5% 9/1/39 (j)(k)		35,250,000	36,670,508
5.564% 7/1/37 (o)		1,086,759	1,138,148
6% 6/1/22 to 3/1/38 (k)		260,163,561	276,036,901
6% 9/1/39 (j)		2,000,000	2,103,748
6.004% 4/1/36 (o)		829,305	873,989
6.319% 4/1/36 (o)		898,563	954,161
6.5% 12/1/34 to 8/1/37		26,040,252	28,031,536
6.5% 9/1/39 (j)		2,000,000	2,138,650
6.5% 9/14/39 (j)(k)		18,000,000	19,247,854
6.5% 9/14/39 (j)		28,000,000	29,941,106
6.5% 10/14/39 (j)		18,000,000	19,166,994
TOTAL FANNIE MAE			1,422,872,230
Freddie Mac - 0.5%
4.702% 11/1/35 (o)		8,081,295	8,404,200
5% 4/1/38		4,408,418	4,537,435
5.5% 11/1/17		2,990,039	3,189,576
5.669% 10/1/35 (o)		619,000	654,786
5.919% 6/1/36 (o)		2,007,679	2,102,789
6% 11/1/33 to 2/1/38		43,248,273	45,720,051
6.103% 6/1/36 (o)		986,111	1,032,899
TOTAL FREDDIE MAC			65,641,736
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,456,596,876)			1,488,513,966
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (o)		1,821,633	966,714
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (o)		834,000	1,554
Asset-Backed Securities - continued
		Principal Amount (d)	Value
ACE Securities Corp. Series 2006-NC2: - continued
Class M8, 1.1156% 7/25/36 (o)		$ 37,062	$ 42
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (o)		307,946	280,958
Class M2, 1.3656% 2/25/34 (o)		483,000	191,732
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (o)		262,278	227,028
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (o)		34,538	32,133
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (o)		362,526	6,459
Class M4, 0.6656% 5/25/36 (o)		108,725	1,690
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (o)		170,200	4,646
Class M5, 0.6556% 4/25/36 (o)		161,690	3,217
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4025% 5/20/13 (o)		2,756,051	2,645,809
Series 2006-A6 Class A6, 0.3025% 9/20/13 (o)		5,445,957	5,228,119
Series 2006-A7 Class A7, 0.2925% 10/20/12 (o)		2,998,584	2,878,640
Series 2006-C1 Class C1, 0.7525% 10/20/14 (o)		642,000	19,260
Series 2007-A1 Class A, 0.3225% 1/20/15 (o)		2,011,917	1,931,441
Series 2007-A4 Class A4, 0.3025% 4/22/13 (o)		2,404,379	2,308,204
Series 2007-D1 Class D, 1.6725% 1/22/13 (h)(o)		2,590,000	51,800
Airspeed Ltd. Series 2007-1A Class C1, 2.7728% 6/15/32 (h)(o)		4,530,774	1,744,348
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (h)(o)		651,724	650,268
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12		253,080	255,544
Series 2006-1 Class B1, 5.2% 3/6/11		87,268	87,301
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	618,750
Class E, 6.96% 3/31/16 (h)		2,052,284	1,026,142
Series 2007-2M Class A3, 5.22% 4/8/10		369,640	375,847
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (o)		120,846	87,105
Series 2004-R11 Class M1, 0.9256% 11/25/34 (o)		572,200	264,806
Series 2004-R2 Class M3, 0.8156% 4/25/34 (o)		156,351	64,910
Series 2005-R2 Class M1, 0.7156% 4/25/35 (o)		2,064,696	1,462,805
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	64,000
Class G, 9.75% 12/24/37 (h)		210,000	73,500
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6275% 3/23/19 (h)(o)		$ 263,363	$ 171,186
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (o)		47,932	12,351
Series 2004-W11 Class M2, 0.9656% 11/25/34 (o)		561,149	233,326
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (o)		1,542,998	743,995
Class M2, 0.8656% 5/25/34 (o)		1,290,110	908,277
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (o)		1,552,054	472,850
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (o)		1,259,792	20,176
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (o)		2,668,736	1,412,565
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (o)		416,700	213,018
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (o)		262,000	8,147
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(h)(o)		7,217,000	1
Bank America Auto Trust Series 2009-1A Class A3, 2.67% 7/15/13 (h)		9,500,000	9,603,364
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (o)		3,433,000	3,425,227
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (o)		92,707	68,433
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (h)(o)		373,000	372,542
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.86% 1/20/40 (h)(o)		392,513	262,984
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41		1,752,176	1,541,915
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (o)		2,296,541	2,145,520
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (o)		805,334	731,795
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10		639,862	642,471
Class C, 5.55% 1/18/11		1,500,000	1,505,855
Class D, 7.16% 1/15/13 (h)		160,000	147,200
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,251,748
Class C, 5.31% 6/15/12		1,634,000	1,593,086
Series 2007-1 Class C, 5.38% 11/15/12		582,000	468,302
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	263,625
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12		$ 1,204,000	$ 1,205,057
Series 2006-C:
Class A3A, 5.07% 7/15/11		29,664	29,667
Class A3B, 0.2828% 7/15/11 (o)		75,272	75,039
Series 2007-B Class A3A, 5.03% 4/15/12		748,275	755,906
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5628% 4/15/13 (h)(o)		2,908,037	2,795,889
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,180,903
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (h)(o)		457,498	91,500
Class B, 1.0225% 7/20/39 (h)(o)		263,810	31,657
Class C, 1.3725% 7/20/39 (h)(o)		339,379	27,150
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		830,000	597,600
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.76% 1/20/37 (h)(o)		221,569	99,706
Capmark VII Ltd. Series 2006-7A Class H, 1.8228% 8/15/36 (h)(o)		504,923	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	835,200
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (o)		1,140,851	39,749
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (o)		425,500	7,791
Series 2006-NC3 Class M10, 2.2656% 8/25/36 (h)(o)		290,000	4,890
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (o)		224,000	7,552
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (o)		186,369	4,595
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (o)		1,802,588	474,167
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (h)(o)		221,719	177,950
Series 2005-1A Class A1, 4.67% 5/20/17 (h)		698,429	546,185
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (o)		530,000	527,711
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		290,602	259,123
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (o)		765,389	24,450
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (o)		6,426	6,373
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (o)		160,821	152,384
Series 2007-4 Class A1A, 0.3856% 9/25/37 (o)		939,940	883,333
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	81
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (o)		$ 948,567	$ 520,284
Class M4, 1.2356% 4/25/34 (o)		159,822	81,245
Series 2004-4 Class M2, 0.7956% 6/25/34 (o)		587,945	377,033
Series 2005-3 Class MV1, 0.6856% 8/25/35 (o)		2,043,541	1,858,825
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (o)		361,246	331,173
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (h)		54,359	54,382
Class A4, 5.115% 8/15/13 (h)		1,012,000	991,892
Series 2007-B Class A3, 5.47% 11/15/11 (h)		368,595	369,765
Series 2007-C Class A3, 5.43% 5/15/12 (h)		297,494	297,391
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	215,000
Class B2, 1.9513% 12/28/35 (h)(o)		500,000	150,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		100,000	25,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	205,773
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (o)		2,908,000	2,854,166
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)		2,051,974	2,027,666
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (o)		38,916	21,614
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (o)		290,872	58,554
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (o)		6,074,620	1,845,999
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (o)		30,878	15,283
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (o)		6,305,998	5,287,425
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (o)		277,873	270,427
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (o)		97,764	94,354
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,091,467
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	656,280
Class D, 6.89% 5/15/13 (h)		915,000	796,777
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	853,717
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (o)		772,878	502,371
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14		$ 72,000	$ 58,221
Class C, 5.41% 7/21/14		638,000	319,000
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	516,505
Class C, 5.43% 2/16/15		614,000	292,186
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (o)		72,096	32,495
Class M2, 1.0156% 2/25/34 (o)		123,225	95,566
Series 2005-A:
Class M3, 0.7556% 1/25/35 (o)		948,695	221,985
Class M4, 0.9456% 1/25/35 (o)		363,547	66,597
Series 2006-A Class M4, 0.6656% 5/25/36 (o)		190,539	1,824
Series 2006-D Class M1, 0.4956% 11/25/36 (o)		324,000	4,998
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (h)(o)		2,892,000	2,163,578
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,719,313	2,175,450
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (h)(o)		345,167	231,262
Series 2006-2A:
Class A, 0.4528% 11/15/34 (h)(o)		2,481,535	1,488,921
Class B, 0.5528% 11/15/34 (h)(o)		896,405	259,957
Class C, 0.6528% 11/15/34 (h)(o)		1,489,789	327,753
Class D, 1.0228% 11/15/34 (h)(o)		565,721	90,515
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (o)		889,000	862,330
Class C, 0.5128% 9/17/12 (o)		692,000	650,480
Series 2007-1 Class C, 0.5428% 3/15/13 (o)		4,746,000	4,347,668
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (o)		1,151,000	932,399
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (o)		739,000	443,400
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (h)		289,822	246,348
Series 2007-1:
Class B, 5.53% 12/15/14		97,423	84,678
Class C, 5.74% 12/15/14		206,932	165,546
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		416,574	30,815
Asset-Backed Securities - continued
		Principal Amount (d)	Value
GSAMP Trust: - continued
Series 2004-AR1:
Class M1, 0.9156% 6/25/34 (o)		$ 2,723,367	$ 1,435,156
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (o)		1,096,059	42,294
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (o)		15,860	6,950
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (o)		78,508	77,651
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (o)		431,287	4,478
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (h)(o)		659,999	99,000
Series 2006-3:
Class B, 0.6656% 9/25/46 (h)(o)		654,930	98,240
Class C, 0.8156% 9/25/46 (h)(o)		1,526,694	152,669
Class E, 1.9156% 9/25/46 (h)(o)		250,919	15,055
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (o)		402	96
Series 2003-2 Class M1, 1.5856% 8/25/33 (o)		512,285	249,509
Series 2003-3 Class M1, 1.5556% 8/25/33 (o)		899,380	433,667
Series 2003-5 Class A2, 0.9656% 12/25/33 (o)		32,929	12,002
Series 2003-7 Class A2, 1.0256% 3/25/34 (o)		1,657	647
Series 2004-3 Class M2, 1.9656% 8/25/34 (o)		300,402	173,903
Series 2004-7 Class A3, 0.6556% 1/25/35 (o)		613	368
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (o)		272,057	256,017
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (o)		3,362,465	3,092,394
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (o)		21,005	19,400
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (o)		2,249,000	2,233,531
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (o)		586,295	337,266
Class M2, 0.5625% 3/20/36 (o)		970,086	470,580
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (o)		1,522,035	447,064
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12		131,168	131,950
Class C, 5.34% 11/15/12		169,955	172,556
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (o)		204,000	4,076
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (o)		1,520,141	683,227
Class MV1, 0.4956% 11/25/36 (o)		1,234,797	126,393
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (o)		573,000	19,755
Kent Funding III Ltd. Series 2006-3A Class D, 4.1538% 10/29/47 (o)		281,890	28
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (o)		$ 1,013,685	$ 805,338
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (o)		382,221	379,265
Class 2C, 2.3775% 3/27/42 (o)		3,243,000	528,596
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (h)(o)		272,850	27
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		155,863	81,049
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.8225% 11/20/17 (h)(o)		500,000	410,000
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		3,523,500	3,241,490
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (o)		336,518	258,379
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (o)		26,392	26,113
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6956% 5/25/46 (h)(o)		250,000	20,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		28,260	15,543
Class C, 5.691% 10/20/28 (h)		12,560	6,280
Class D, 6.01% 10/20/28 (h)		149,545	67,295
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (o)		545,328	14,887
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (o)		784,792	27,469
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (o)		220,450	97,568
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		417,699	397,382
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (o)		936,072	663,792
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (o)		2,667,349	1,940,582
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (o)		76,585	73,016
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (o)		3,475,759	1,707,022
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (o)		57,368	11,978
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (o)		487,793	326,801
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (o)		441,329	167,620
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (o)		399,800	159,786
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (o)		416,362	65,499
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (o)		407,177	399,022
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (o)		320,280	1,718
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (o)		$ 263,000	$ 4,853
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (o)		34,465	7,306
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (o)		1,144,261	934,193
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (o)		18,657	17,573
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.0469% 8/28/38 (h)(o)		195,000	117,000
Class C1B, 7.696% 8/28/38 (h)		63,000	27,846
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (h)(o)(q)		4,356,000	392,040
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		4,504,900	900,980
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (q)		3,239,000	89,073
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		466,000	30,290
Series 2006-2 Class AIO, 6% 8/25/11 (q)		231,000	21,945
Series 2006-3:
Class A1, 0.2956% 9/25/19 (o)		700,204	690,686
Class AIO, 7.1% 1/25/12 (q)		372,000	51,768
Series 2006-4:
Class A1, 0.2956% 3/25/25 (o)		770,100	739,157
Class AIO, 6.35% 2/27/12 (q)		1,182,000	155,149
Class D, 1.3656% 5/25/32 (o)		2,481,000	59,403
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		1,589,000	263,409
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		1,351,000	215,957
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (o)		1,426,957	285,687
Series 2005-D Class M2, 0.7356% 2/25/36 (o)		827,339	49,918
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (o)		486,363	464,411
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (o)		19,231	18,782
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (h)(o)		566,000	220,740
Series 2006-1A Class A, 1.6725% 3/20/11 (h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (o)		343,974	270,453
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (o)		214,246	198,231
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (o)		295,460	275,111
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (o)		$ 278,447	$ 196,861
Class M3, 1.5156% 9/25/34 (o)		532,896	140,313
Class M4, 1.7156% 9/25/34 (o)		683,353	98,476
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (o)		400,651	59,346
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (o)		2,548,346	1,676,265
Class M3, 0.8256% 1/25/35 (o)		478,432	249,139
Class M4, 1.0956% 1/25/35 (o)		1,475,804	239,914
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (o)		1,883,145	34,051
Class M9, 2.1456% 5/25/35 (o)		591,445	3,220
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		506,841	425,747
Class B, 4.846% 7/24/39 (h)		180,000	122,400
Class C, 5.08% 7/24/39 (h)		185,000	111,000
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (h)(o)		3,406,919	3,085,691
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)		530,000	414,891
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (o)		566,000	14,382
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (o)		1,524,976	1,415,032
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2156% 9/25/46 (h)(o)		250,000	7,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (o)		5,108	2,264
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (o)		1,890,000	940,396
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (o)		96,000	1,429
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (o)		80,746	40,739
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (o)		50,431	45,314
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (h)(o)		1,142,292	947,167
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (o)		1,272,000	254,400
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (o)		179,323	116,178
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Specialty Underwriting & Residential Finance Trust: - continued
Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		$ 656,637	$ 6,566
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (o)		83,940	12,587
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (o)		137,271	73,027
Series 2007-BC4 Class A3, 0.535% 11/25/37 (o)		14,981,348	13,636,883
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (h)(o)		1,308,498	349,065
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (o)		1,911,607	1,537,749
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (o)		1,278,000	1,257,366
Class B, 0.5728% 1/15/12 (o)		1,054,000	991,477
Class C, 0.8728% 1/15/12 (o)		1,634,000	1,339,880
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		1,460,798	1,246,251
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (o)		3,555,000	3,430,575
Class B, 0.4928% 6/15/12 (o)		3,709,000	3,430,825
Class C, 0.7728% 6/15/12 (o)		254,000	177,800
Series 2007-2 Class A, 0.9228% 10/15/12 (o)		2,867,000	2,734,401
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (o)		28,819	9,827
Series 2003-6HE Class A1, 0.7356% 11/25/33 (o)		36,470	14,051
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		225,000	191,250
Class IV, 6.84% 5/22/37 (h)		235,000	98,700
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		100,000	65,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (h)(o)		2,573,000	128,650
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13		875,000	865,198
Series 2007-A Class A3, 5.28% 2/13/12		1,761,756	1,775,641
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (o)		4,204,000	4,046,231
Class C, 0.6228% 10/17/11 (o)		4,872,801	4,567,445
Series 2007-1 Class C, 0.6428% 6/15/12 (o)		3,669,172	2,751,879
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)		$ 978,848	$ 999,908
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		409,000	420,921
Class D, 5.54% 12/20/12 (h)		583,000	526,963
Class E, 7.05% 5/20/14 (h)		1,390,000	1,131,431
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (h)(o)		400,000	24,000
Series 2006-1A:
Class F, 1.7575% 9/25/26 (h)(o)		250,000	12,500
Class G, 1.9575% 9/25/26 (h)(o)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	89
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (o)		602,848	10,179
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (h)(o)		8,530,177	7,512,860
Series 2007-A2 Class A2, 0.3028% 5/15/14 (h)(o)		12,710,000	12,621,188
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		10,589,000	10,977,059
Series 2007-A5A Class A5, 1.0228% 10/15/14 (h)(o)		1,500,000	1,492,495
Series 2007-C1 Class C1, 0.6728% 5/15/14 (h)(o)		8,690,021	8,468,797
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Series 2006-2 Class A2, 0.3656% 7/25/36 (o)		655,680	631,276
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (h)(o)		1,789,540	214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.2688% 11/21/40 (h)(o)		305,000	27,450
TOTAL ASSET-BACKED SECURITIES (Cost $232,711,915)			240,669,499
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (o)		151,082	42,303
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		265,658	39,849
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (h)(o)		2,908,000	2,839,168
Class 2M, 0.64% 2/17/52 (h)(o)		1,978,000	1,905,289
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (h)(o)		$ 1,428,375	$ 928,444
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)		106,000	22,313
Class C, 5.6986% 4/10/49 (o)		281,000	50,664
Class D, 5.6986% 4/10/49 (o)		141,000	22,588
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4828% 3/15/22 (h)(o)		1,025,000	787,444
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (o)		96,761	74,394
Series 2003-L Class 2A1, 5.2191% 1/25/34 (o)		2,459,269	2,102,581
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (o)		2,718,546	2,289,981
Series 2004-7 Class 15B4, 5.3054% 8/25/19 (h)(o)		70,456	4,541
Series 2004-A Class 2A2, 5.4508% 2/25/34 (o)		1,668,653	1,430,560
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (o)		182,414	140,691
Class 2A2, 4.5749% 3/25/34 (o)		1,559,468	1,325,412
Series 2004-C Class 1A1, 4.097% 4/25/34 (o)		211,016	174,231
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (o)		298,165	229,668
Class 2A2, 3.8898% 5/25/34 (o)		2,564,154	2,166,818
Series 2004-G Class 2A7, 4.2585% 8/25/34 (o)		2,185,181	1,862,141
Series 2004-H Class 2A1, 4.469% 9/25/34 (o)		2,064,867	1,701,549
Series 2005-H:
Class 1A1, 4.6982% 9/25/35 (o)		190,979	149,447
Class 2A2, 4.805% 9/25/35 (o)		6,001,901	2,708,048
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(o)(q)		13,400,308	958,122
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (o)		2,760,392	2,141,652
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (h)(o)(q)		4,853,715	64,526
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (o)		2,088,264	1,813,178
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (o)		462,994	418,078
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (o)		1,902,000	1,877,197
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (o)		2,034,948	1,803,218
Class A4, 3.4368% 8/25/34 (o)		1,734,230	1,529,872
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		$ 2,125,000	$ 297,500
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (h)(o)		1,902,000	1,604,941
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (o)		48,031	47,520
Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		82,015	12,302
Series 2003-35 Class B, 4.6391% 9/25/18 (o)		142,169	17,060
Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (o)		639,000	258,051
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (o)		1,475,123	103,255
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (o)		33,770	18,476
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (o)		23,282	15,533
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (o)		1,714,579	1,430,329
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		369,443	36,944
Series 2004-3 Class DB4, 5.8407% 4/25/34 (o)		114,815	2,296
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9956% 11/25/35 (o)		37,135,532	18,609,180
Class 2A3, 2.71% 11/25/35 (o)		9,124,071	4,416,739
Series 2005-56:
Class 4A1, 0.5756% 11/25/35 (o)		7,498,418	3,682,908
Class 5A1, 0.5856% 11/25/35 (o)		10,516,286	5,227,626
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (o)		3,434,976	1,232,670
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (o)		416,958	382,543
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (o)		52,953	25,997
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (o)		2,404,638	1,842,143
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (h)(o)		$ 3,491,000	$ 2,776,741
Class C2, 0.98% 10/18/54 (h)(o)		1,170,000	760,500
Class M2, 0.76% 10/18/54 (h)(o)		2,005,000	1,374,227
Series 2007-1A Class C2, 1.06% 10/18/54 (h)(o)		321,000	276,307
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		284,999	11,400
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		135,357	20,304
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (h)(o)		2,852,000	1,996,400
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (h)(o)		3,114,000	2,491,200
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (o)		205,017	30,753
Series 2006-1A Class C2, 0.8725% 12/20/54 (h)(o)		6,523,000	978,450
Series 2006-2 Class C1, 0.7425% 12/20/54 (o)		5,398,000	647,760
Series 2006-3 Class C2, 0.7725% 12/20/54 (o)		1,124,000	134,880
Series 2006-4:
Class B1, 0.3625% 12/20/54 (o)		4,521,000	1,582,350
Class C1, 0.6525% 12/20/54 (o)		2,767,000	415,050
Class M1, 0.4425% 12/20/54 (o)		1,190,000	214,200
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (o)		2,234,000	268,080
Class 1M1, 0.4225% 12/20/54 (o)		1,493,000	268,740
Class 2C1, 0.7025% 12/20/54 (o)		1,015,000	121,800
Class 2M1, 0.5225% 12/20/54 (o)		1,917,000	345,060
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (o)		2,654,000	398,100
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (o)		430,241	54,256
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (o)		364,675	261,569
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (o)		911,900	614,425
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (o)		414,160	219,004
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (h)(o)		919,000	856,876
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (o)		233,053	76,762
Series 2005-1 Class M4, 1.0156% 4/25/35 (o)		25,075	2,431
Series 2005-3 Class A1, 0.5056% 8/25/35 (o)		582,542	271,205
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		$ 245,186	$ 252,658
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,191,076
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (o)		2,600,000	1,934,562
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (o)		1,377,040	1,229,030
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (o)		3,416,420	3,005,617
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (o)		2,495,913	2,170,233
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (o)		4,232,458	3,718,055
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		65,058	64,850
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		857,000	744,505
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (h)(o)		435,898	203,407
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5056% 4/25/36 (o)		19,897,965	9,093,587
Series 2006-5 Class A1A, 0.4556% 7/25/36 (o)		15,949,841	7,223,635
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (o)		54,918	30,840
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (o)		4,656,446	1,600,129
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		641,980	474,139
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (o)		547,000	8,600
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (o)		9,254,596	4,087,770
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (h)(o)		251,984	141,850
Class C, 0.4628% 6/15/22 (h)(o)		1,559,607	655,035
Class D, 0.4728% 6/15/22 (h)(o)		600,006	168,002
Class E, 0.4828% 6/15/22 (h)(o)		959,771	211,150
Class F, 0.5128% 6/15/22 (h)(o)		1,545,171	309,034
Class G, 0.5828% 6/15/22 (h)(o)		359,765	57,562
Class H, 0.6028% 6/15/22 (h)(o)		720,211	100,830
Class J, 0.6428% 6/15/22 (h)(o)		840,246	100,830
Class TM, 0.7728% 6/15/22 (h)(o)		749,721	524,805
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (o)		$ 752,020	$ 540,689
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (o)		1,043,420	4,234
Series 2004-A4 Class A1, 3.3459% 8/25/34 (o)		2,774,480	2,487,736
Series 2005-A2 Class A7, 4.4821% 2/25/35 (o)		2,934,000	2,236,483
Series 2006-A6 Class A4, 5.364% 10/25/33 (o)		2,075,451	1,784,872
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		90,000	74,018
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	7,848,077
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (o)		2,942,913	1,973,285
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (o)		2,994,072	132,578
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (o)		2,253,000	1,775,223
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (o)		522,174	391,631
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (o)		3,911,229	3,061,429
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (h)(o)		2,522,055	1,286,089
Class B6, 3.1256% 7/10/35 (h)(o)		562,326	261,369
Series 2004-A:
Class B4, 1.4756% 2/10/36 (h)(o)		759,342	304,952
Class B5, 1.9756% 2/10/36 (h)(o)		506,179	190,121
Series 2004-B:
Class B4, 1.3756% 2/10/36 (h)(o)		600,359	192,655
Class B5, 1.8256% 2/10/36 (h)(o)		438,056	126,817
Class B6, 2.2756% 2/10/36 (h)(o)		155,201	38,319
Series 2004-C:
Class B4, 1.2256% 9/10/36 (h)(o)		795,078	261,740
Class B5, 1.6256% 9/10/36 (h)(o)		883,838	255,164
Class B6, 2.0256% 9/10/36 (h)(o)		162,504	37,132
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 2.21% 1/25/46 (o)		17,168,158	8,938,176
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,364,758	1,207,460
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.: - continued
sequential payer:
Series 2004-SL3 Class A1, 7% 8/25/16		$ 132,998	$ 117,719
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (o)		242,095	152,926
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (h)(o)		484,455	343,161
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6228% 2/15/39 (h)(o)		491,263	9,531
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (h)(o)		4,483	4,483
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	216,530
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (o)		46,315	31,216
Series 2004-7 Class A3B, 1.535% 7/20/34 (o)		29,826	17,352
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (o)		329,919	5,296
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4556% 7/25/46 (o)		31,752,186	14,422,707
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (h)(o)		82,957	39,687
Series 2003-15A Class 4A, 5.4571% 4/25/33 (o)		942,819	785,026
Series 2003-20 Class 1A1, 5.5% 7/25/33		834,861	716,783
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (o)		3,273,627	1,555,068
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (o)		61,274	59,843
Series 2003-AR8 Class A, 4.1135% 8/25/33 (o)		1,413,353	1,266,522
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (o)		3,837,638	3,050,175
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		261,788	26,179
Series 2004-EE Class 2A2, 3.5361% 12/25/34 (o)		1,324,779	1,130,135
Series 2004-H Class A1, 4.5272% 6/25/34 (o)		3,033,132	2,688,439
Series 2004-T Class A1, 3.954% 9/25/34 (o)		750,592	641,208
Series 2004-W Class A9, 4.5277% 11/25/34 (o)		3,483,000	2,497,399
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (o)		3,084,587	2,812,606
Series 2005-AR12:
Class 2A5, 4.046% 7/25/35 (o)		9,260,000	7,435,051
Class 2A6, 4.046% 7/25/35 (o)		1,347,136	1,166,742
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2:
Class 1A2, 4.6417% 3/25/35 (o)		$ 4,497,038	$ 2,684,126
Class 2A2, 4.57% 3/25/35		3,803,089	3,294,572
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (o)		2,299,990	1,918,695
TOTAL PRIVATE SPONSOR			216,138,035
U.S. Government Agency - 0.5%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		520,386	556,951
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	51,036,932
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2528 Class HN, 5% 11/15/17		5,515,000	5,801,853
TOTAL U.S. GOVERNMENT AGENCY			57,395,736
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $267,698,729)			273,533,771
Commercial Mortgage Securities - 6.1%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.0776% 2/14/29 (h)(o)		750,000	637,500
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	216,458
Class B2, 7.525% 4/14/29		1,494,104	1,389,517
Class B5, 7.525% 4/14/29		129,000	21,644
Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (o)		2,225,000	2,012,067
Class A2, 6.9094% 2/14/43 (o)		1,399,000	1,519,717
Class A3, 6.9594% 2/14/43 (o)		1,510,000	1,635,101
Class A5, 7.0294% 2/14/43 (o)		239,000	230,879
Class A7, 7.5194% 2/14/43 (o)		795,000	676,352
Class PS1, 1.556% 2/14/43 (o)(q)		7,268,874	255,750
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (o)		2,221,000	2,190,007
Series 2006-4 Class A1, 5.363% 7/10/46 (o)		1,005,907	1,022,458
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 1,335,323	$ 1,357,912
Class A2, 5.317% 9/10/47		7,342,000	7,349,053
Class A3, 5.39% 9/10/47		2,653,000	2,544,840
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,233,598
Series 2007-2 Class A1, 5.421% 4/10/49		679,114	691,190
Series 2007-4 Class A3, 5.8115% 2/10/51 (o)		1,897,000	1,765,851
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	141,752
Series 2007-3:
Class A3, 5.6581% 6/10/49 (o)		3,176,000	2,677,733
Class A4, 5.6581% 6/10/49 (o)		3,965,000	3,037,403
Series 2008-1 Class D, 6.2089% 2/10/51 (h)(o)		125,000	17,813
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		465,357	472,501
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,577,859
Series 2002-2 Class F, 5.487% 7/11/43		415,000	356,152
Series 2004-2:
Class A2, 3.52% 11/10/38		19,263	19,248
Class A3, 4.05% 11/10/38		2,573,000	2,573,028
Class A4, 4.153% 11/10/38		2,412,000	2,350,334
Series 2004-4 Class A3, 4.128% 7/10/42		798,236	801,284
Series 2005-1 Class A3, 4.877% 11/10/42		7,211,322	7,203,440
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		2,516,715	2,549,606
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,015,552
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,062,000	1,013,348
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	312,461
Class K, 6.15% 5/11/35 (h)		885,000	680,213
Series 2002-2 Class XP, 2.0377% 7/11/43 (h)(o)(q)		1,521,141	9,079
Series 2003-2 Class XP, 0.4553% 3/11/41 (h)(o)(q)		21,044,399	69,375
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	69,523
Series 2004-5 Class G, 5.2246% 11/10/41 (h)(o)		135,000	34,896
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	5,658,774
Series 2005-6 Class A3, 5.1791% 9/10/47 (o)		3,423,000	3,304,168
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	244,729
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5328% 3/15/22 (h)(o)		390,000	241,800
Class C, 0.5828% 3/15/22 (h)(o)		817,000	473,860
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1: - continued
Class D, 0.6328% 3/15/22 (h)(o)		$ 826,000	$ 454,300
Class E, 0.6728% 3/15/22 (h)(o)		684,000	355,680
Class F, 0.7428% 3/15/22 (h)(o)		615,784	307,892
Class G, 0.8028% 3/15/22 (h)(o)		399,119	179,604
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (h)(o)		1,222,000	818,740
Class D, 0.4828% 10/15/19 (h)(o)		1,494,000	896,400
Class E, 0.5128% 10/15/19 (h)(o)		1,385,000	761,750
Class F, 0.5828% 10/15/19 (h)(o)		3,150,730	1,575,365
Class G, 0.6028% 10/15/19 (h)(o)		1,245,579	560,511
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (h)(o)		96,922	48,461
Series 2004-1:
Class A, 0.6256% 4/25/34 (h)(o)		1,662,128	1,180,111
Class B, 2.1656% 4/25/34 (h)(o)		186,348	74,539
Class M1, 0.8256% 4/25/34 (h)(o)		149,617	88,274
Class M2, 1.4656% 4/25/34 (h)(o)		138,226	69,113
Series 2004-2:
Class A, 0.6956% 8/25/34 (h)(o)		1,290,997	903,698
Class M1, 0.8456% 8/25/34 (h)(o)		217,311	108,655
Series 2004-3:
Class A1, 0.6356% 1/25/35 (h)(o)		2,795,225	1,816,897
Class A2, 0.6856% 1/25/35 (h)(o)		401,112	248,689
Class M1, 0.7656% 1/25/35 (h)(o)		482,521	246,086
Class M2, 1.2656% 1/25/35 (h)(o)		223,590	98,379
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (h)(o)		2,167,419	1,415,325
Class M1, 0.6956% 8/25/35 (h)(o)		107,940	43,867
Class M2, 0.7456% 8/25/35 (h)(o)		178,029	66,476
Class M3, 0.7656% 8/25/35 (h)(o)		98,498	33,972
Class M4, 0.8756% 8/25/35 (h)(o)		90,418	29,323
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (h)(o)		802,116	540,947
Class A2, 0.6656% 11/25/35 (h)(o)		794,894	476,936
Class M1, 0.7056% 11/25/35 (h)(o)		94,870	39,229
Class M2, 0.7556% 11/25/35 (h)(o)		120,448	46,866
Class M3, 0.7756% 11/25/35 (h)(o)		107,798	39,260
Class M4, 0.8656% 11/25/35 (h)(o)		134,306	46,819
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (h)(o)		1,872,885	1,123,731
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A: - continued
Class B1, 1.6656% 1/25/36 (h)(o)		$ 161,849	$ 43,699
Class M1, 0.7156% 1/25/36 (h)(o)		604,156	283,953
Class M2, 0.7356% 1/25/36 (h)(o)		181,247	79,749
Class M3, 0.7656% 1/25/36 (h)(o)		264,697	108,526
Class M4, 0.8756% 1/25/36 (h)(o)		146,392	54,165
Class M5, 0.9156% 1/25/36 (h)(o)		146,392	48,309
Class M6, 0.9656% 1/25/36 (h)(o)		155,484	45,091
Series 2006-1:
Class A2, 0.6256% 4/25/36 (h)(o)		282,456	161,932
Class M1, 0.6456% 4/25/36 (h)(o)		101,023	40,874
Class M2, 0.6656% 4/25/36 (h)(o)		106,737	40,624
Class M3, 0.6856% 4/25/36 (h)(o)		91,839	33,282
Class M4, 0.7856% 4/25/36 (h)(o)		52,042	18,043
Class M5, 0.8256% 4/25/36 (h)(o)		50,511	16,628
Class M6, 0.9056% 4/25/36 (h)(o)		100,716	31,121
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (h)(o)		5,170,709	3,471,614
Class A2, 0.5456% 7/25/36 (h)(o)		255,813	148,653
Class B1, 1.1356% 7/25/36 (h)(o)		95,780	27,690
Class B3, 2.9656% 7/25/36 (h)(o)		144,709	36,322
Class M1, 0.5756% 7/25/36 (h)(o)		268,401	108,864
Class M2, 0.5956% 7/25/36 (h)(o)		189,370	72,207
Class M3, 0.6156% 7/25/36 (h)(o)		157,078	56,878
Class M4, 0.6856% 7/25/36 (h)(o)		106,069	36,657
Class M5, 0.7356% 7/25/36 (h)(o)		130,369	42,748
Class M6, 0.8056% 7/25/36 (h)(o)		194,514	59,988
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (h)(o)		167,988	25,198
Class B2, 1.6156% 10/25/36 (h)(o)		121,163	15,145
Class B3, 2.8656% 10/25/36 (h)(o)		197,173	25,633
Class M4, 0.6956% 10/25/36 (h)(o)		185,658	42,701
Class M5, 0.7456% 10/25/36 (h)(o)		222,259	44,452
Class M6, 0.8256% 10/25/36 (h)(o)		435,052	78,309
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (h)(o)		968,260	650,090
Class A2, 0.5356% 12/25/36 (h)(o)		4,926,756	2,290,449
Class B1, 0.9656% 12/25/36 (h)(o)		150,639	32,704
Class B2, 1.5156% 12/25/36 (h)(o)		153,546	30,157
Class B3, 2.7156% 12/25/36 (h)(o)		261,479	45,916
Class M1, 0.5556% 12/25/36 (h)(o)		315,162	105,611
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A: - continued
Class M2, 0.5756% 12/25/36 (h)(o)		$ 210,108	$ 65,617
Class M3, 0.6056% 12/25/36 (h)(o)		213,047	62,785
Class M4, 0.6656% 12/25/36 (h)(o)		254,921	70,919
Class M5, 0.7056% 12/25/36 (h)(o)		234,351	61,213
Class M6, 0.7856% 12/25/36 (h)(o)		210,108	50,783
Series 2007-1:
Class A2, 0.5356% 3/25/37 (h)(o)		1,068,467	523,549
Class B1, 0.9356% 3/25/37 (h)(o)		339,945	61,190
Class B2, 1.4156% 3/25/37 (h)(o)		246,478	36,972
Class B3, 3.6156% 3/25/37 (h)(o)		674,903	80,988
Class M1, 0.5356% 3/25/37 (h)(o)		299,112	113,663
Class M2, 0.5556% 3/25/37 (h)(o)		223,403	71,489
Class M3, 0.5856% 3/25/37 (h)(o)		198,128	59,438
Class M4, 0.6356% 3/25/37 (h)(o)		159,231	42,992
Class M5, 0.6856% 3/25/37 (h)(o)		248,562	59,655
Class M6, 0.7656% 3/25/37 (h)(o)		348,004	74,821
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (h)(o)		930,321	539,586
Class A2, 0.5856% 7/25/37 (h)(o)		869,259	408,552
Class B1, 1.8656% 7/25/37 (h)(o)		267,708	38,818
Class B2, 2.5156% 7/25/37 (h)(o)		231,774	31,290
Class B3, 3.6156% 7/25/37 (h)(o)		260,583	33,876
Class M1, 0.6356% 7/25/37 (h)(o)		305,235	106,832
Class M2, 0.6756% 7/25/37 (h)(o)		166,793	50,038
Class M3, 0.7556% 7/25/37 (h)(o)		169,119	42,280
Class M4, 0.9156% 7/25/37 (h)(o)		333,898	66,780
Class M5, 1.0156% 7/25/37 (h)(o)		294,338	52,981
Class M6, 1.2656% 7/25/37 (h)(o)		373,201	55,980
Series 2007-3:
Class A2, 0.5556% 7/25/37 (h)(o)		998,714	492,566
Class B1, 1.2156% 7/25/37 (h)(o)		242,744	48,063
Class B2, 1.8656% 7/25/37 (h)(o)		607,457	103,450
Class B3, 4.2656% 7/25/37 (h)(o)		322,706	47,535
Class M1, 0.5756% 7/25/37 (h)(o)		216,912	81,494
Class M2, 0.6056% 7/25/37 (h)(o)		232,489	81,023
Class M3, 0.6356% 7/25/37 (h)(o)		366,346	120,015
Class M4, 0.7656% 7/25/37 (h)(o)		575,218	167,561
Class M5, 0.8656% 7/25/37 (h)(o)		298,365	73,189
Class M6, 1.0656% 7/25/37 (h)(o)		227,512	52,714
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (h)(o)		$ 344,457	$ 44,779
Class B2, 3.7156% 9/25/37 (h)(o)		1,253,246	150,390
Class M1, 1.2156% 9/25/37 (h)(o)		331,221	82,805
Class M2, 1.3156% 9/25/37 (h)(o)		331,221	69,556
Class M4, 1.8656% 9/25/37 (h)(o)		847,151	144,016
Class M5, 2.0156% 9/25/37 (h)(o)		847,151	127,073
Class M6, 2.2156% 9/25/37 (h)(o)		848,796	114,587
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		5,427,381	84,124
Series 2007-5A Class IO, 1.5496% 10/25/37 (h)(q)		11,709,110	1,006,983
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (h)(o)		805,386	386,585
Class H, 0.9228% 3/15/19 (h)(o)		541,917	233,024
Class J, 1.1228% 3/15/19 (h)(o)		407,118	154,705
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (h)(o)		655,330	326,865
Class E, 0.5728% 3/15/22 (h)(o)		3,414,157	1,581,741
Class F, 0.6228% 3/15/22 (h)(o)		2,094,922	895,715
Class G, 0.6728% 3/15/22 (h)(o)		537,549	210,080
Class H, 0.8228% 3/15/22 (h)(o)		655,330	236,194
Class J, 0.9728% 3/15/22 (h)(o)		655,330	183,659
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		1,077,307	1,105,333
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,360,280	2,377,226
Series 2006-PW14 Class A4, 5.201% 12/11/38		2,458,000	2,190,846
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		2,069,276	2,100,594
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (o)		1,112,000	954,602
Series 2007-PW17 Class A1, 5.282% 6/11/50		1,153,851	1,163,525
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		653,324	658,356
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		60,000	42,138
Class I, 5.64% 2/14/31 (h)		170,000	34,000
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (h)(o)(q)		17,823,235	145,078
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,355,790
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (h)(o)(q)		27,676,813	568,839
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)		$ 320,583	$ 324,773
Class A4, 5.4634% 4/12/38 (o)		237,000	224,790
Series 2007-BBA8:
Class K, 1.4728% 3/15/22 (h)(o)		105,000	39,277
Class L, 2.1728% 3/15/22 (h)(o)		214,000	42,824
Series 2007-PW15 Class A1, 5.016% 2/11/44		575,172	578,281
Series 2007-PW16:
Class B, 5.713% 6/11/40 (h)		304,000	88,226
Class C, 5.713% 6/11/40 (h)		255,000	63,794
Class D, 5.713% 6/11/40 (h)		255,000	61,241
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (h)(o)(q)		189,567,064	2,550,265
Series 2007-T28:
Class A1, 5.422% 9/11/42		333,790	339,448
Class X2, 0.1821% 9/11/42 (h)(o)(q)		95,248,962	634,853
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (h)(o)		1,037,593	536,820
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,184,748
Class XCL, 2.3511% 5/15/35 (h)(o)(q)		30,719,812	1,137,702
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	496,741
Series 1998-2 Class J, 6.39% 11/18/30 (h)		490,739	78,420
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	760,677
Class F, 7.734% 1/15/32		413,000	410,920
Series 2001-245 Class A2, 6.275% 2/12/16 (h)(o)		1,932,000	2,014,925
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (h)(o)		678,000	203,400
Class G, 0.6028% 11/15/36 (h)(o)		542,222	151,822
Class H, 0.6428% 11/15/36 (h)(o)		433,548	108,387
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	8,966,889
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,233,000	1,131,550
Series 2006-FL2 Class CNP3, 1.4728% 8/16/21 (h)(o)		5,089,327	1,526,798
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		11,857,201	12,139,543
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6: - continued
Class A4, 5.6994% 12/10/49 (o)		$ 4,303,000	$ 3,740,469
Series 2007-FL3A Class A2, 0.4128% 4/15/22 (h)(o)		6,878,000	4,126,800
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (o)		11,229,000	10,022,092
Series 2007-CD4:
Class A1, 4.977% 12/11/49		516,532	522,494
Class A2A, 5.237% 12/11/49		11,693,000	11,619,039
Class A3, 5.293% 12/11/49		1,852,000	1,718,520
Class C, 5.476% 12/11/49		3,581,000	268,575
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (o)	CAD	138,000	46,273
Class G, 5.01% 5/15/44 (o)	CAD	30,000	9,044
Class H, 5.01% 5/15/44 (o)	CAD	20,000	5,354
Class J, 5.01% 5/15/44 (o)	CAD	20,000	4,903
Class K, 5.01% 5/15/44 (o)	CAD	10,000	2,163
Class L, 5.01% 5/15/44 (o)	CAD	36,000	6,924
Class M, 5.01% 5/15/44 (o)	CAD	165,000	31,877
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48		303,620	304,726
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)		275,982	279,884
Series 2007-C3 Class A3, 5.8202% 5/15/46 (o)		1,902,000	1,735,995
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	970,020
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (h)(o)		4,261,000	2,513,990
Class C, 0.5428% 4/15/17 (h)(o)		1,531,000	887,123
Class D, 0.5828% 4/15/17 (h)(o)		950,056	498,513
Class E, 0.6428% 4/15/17 (h)(o)		302,445	145,642
Class F, 0.6828% 4/15/17 (h)(o)		171,562	77,622
Class G, 0.8228% 4/15/17 (h)(o)		171,562	72,070
Class H, 0.8928% 4/15/17 (h)(o)		171,562	70,340
Class J, 1.1228% 4/15/17 (h)(o)		131,565	52,626
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (h)(o)		3,000,607	1,455,084
Class D, 0.6128% 11/15/17 (h)(o)		156,045	82,837
Class E, 0.6628% 11/15/17 (h)(o)		554,751	281,026
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11: - continued
Class F, 0.7228% 11/15/17 (h)(o)		$ 384,344	$ 185,869
Class G, 0.7728% 11/15/17 (h)(o)		266,408	123,002
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (h)(o)		2,710,000	1,367,710
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		179,000	179,764
Series 2006-C8:
Class A1, 5.11% 12/10/46		105,470	106,105
Class A3, 5.31% 12/10/46		5,420,000	4,889,105
Series 2006-CN2A Class A2FX, 5.449% 2/5/19		3,216,000	3,111,506
Series 2007-C9 Class A4, 5.8162% 12/10/49 (o)		4,209,000	3,699,816
Series 2001-J1A Class F, 6.958% 2/14/34 (h)		500,000	478,009
Series 2001-J2A Class F, 7.0309% 7/16/34 (h)(o)		190,000	102,113
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (h)(o)(q)		4,283,991	47,898
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	946,411
Class XP, 0.4956% 12/10/46 (o)(q)		23,582,327	359,923
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		137,515	136,953
Class G, 6.21% 7/15/31 (h)		500,000	448,428
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		196,930	182,160
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)		653,771	656,803
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	310,805
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39		784,254	797,395
Class AJ, 5.373% 12/15/39		3,852,000	1,450,630
Series 2007-C2:
Class A1, 5.269% 1/15/49		170,024	172,617
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,035,368
Class A3, 5.542% 1/15/49 (o)		3,804,000	2,768,511
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)		386,585	394,408
Class A4, 5.7229% 6/15/39 (o)		1,144,000	837,954
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2006-C4 Class AAB, 5.439% 9/15/39		$ 10,824,000	$ 10,493,414
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (o)(q)		14,987,177	317,379
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,267,383
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (h)(o)		6,783,000	1,695,750
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62		2,126,346	2,173,119
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,915,814
Series 2002-CP5 Class A1, 4.106% 12/15/35		176,825	179,702
Series 2004-C1:
Class A3, 4.321% 1/15/37		641,398	648,292
Class A4, 4.75% 1/15/37		884,000	862,233
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	950,471
Series 1998-C1:
Class D, 7.17% 5/17/40		1,989,251	2,054,648
Class H, 6% 5/17/40 (h)		130,000	11,516
Series 1999-C1 Class E, 8.1143% 9/15/41 (o)		1,966,000	1,959,013
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (o)(q)		5,525,382	88,447
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (h)(o)(q)		17,735,233	527,863
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		190,000	157,892
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	74,231
Class J, 4.231% 5/15/38 (h)		300,000	84,612
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (h)(o)(q)		13,482,059	60,428
Series 2006-C1 Class A3, 5.5509% 2/15/39 (o)		10,043,000	9,803,904
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (h)(o)		721,000	324,450
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (h)(o)		1,864,711	708,590
0.5428% 2/15/22 (h)(o)		665,993	199,798
Class F, 0.5928% 2/15/22 (h)(o)		1,331,815	359,590
Class L, 2.1728% 2/15/22 (h)(o)		100,000	10,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		201,852	205,656
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1: - continued
Class A2, 5.268% 2/15/40		$ 18,300,000	$ 18,043,904
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (o)(q)		37,268,901	533,970
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	421,515
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class A1, 0.4628% 5/15/23 (h)(o)		218,078	183,263
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	198,000
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		5,238,656	5,352,562
Series 1998-CG1 Class B4, 7.2288% 6/10/31 (h)(o)		891,000	905,588
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7458% 4/29/39 (h)(o)		15,051	14,900
First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-C4 Class C, 7.793% 12/15/31 (h)		367,000	367,953
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	612,063
Class G, 6.936% 3/15/33 (h)		1,252,000	1,055,974
Class H, 7.039% 3/15/33 (h)		50,000	38,577
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		361,000	261,675
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		600,000	462,000
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		462,528	465,508
Series 2007-C1 Class A4, 5.543% 12/10/49		9,454,000	6,839,260
Series 2001-1 Class X1, 1.0483% 5/15/33 (h)(o)(q)		19,666,775	275,858
Series 2001-3 Class C, 6.51% 6/10/38		287,000	275,379
Series 2002-1A Class H, 7.1598% 12/10/35 (h)(o)		55,000	41,497
Series 2004-C1 Class X2, 1.3053% 11/10/38 (h)(o)(q)		12,910,449	173,076
Series 2005-C1 Class B, 4.846% 6/10/48 (o)		543,000	174,128
Series 2007-C1 Class XP, 0.2088% 12/10/49 (o)(q)		41,031,460	293,999
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		$ 489,765	$ 69,430
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,100,000	1,036,221
Class G, 6.75% 4/15/29 (o)		500,000	257,287
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		500,000	399,469
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		285,000	15,727
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		226,000	206,489
Class K, 6.974% 8/15/36 (h)		427,000	120,570
Series 2000-C1:
Class G, 7% 3/15/33 (h)		120,000	111,365
Class H, 7% 3/15/33 (h)		100,000	77,111
Class K, 7% 3/15/33		90,000	52,047
Series 2002-C3 Class B, 5.101% 7/10/39		235,000	231,120
Series 2003-C3 Class X2, 0.8723% 12/10/38 (h)(o)(q)		14,806,897	108,518
Series 2005-C1 Class X2, 0.6559% 5/10/43 (o)(q)		10,367,371	128,707
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (h)(o)		715,000	330,015
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,223,465
Series 2007-GG11:
Class A1, 5.358% 12/10/49		2,065,293	2,100,531
Class A2, 5.597% 12/10/49		3,804,000	3,658,408
Series 2007-GG9:
Class A1, 5.233% 3/10/39		520,760	528,905
Class A4, 5.444% 3/10/39		5,530,000	4,718,465
Series 2002-C1 Class H, 5.903% 1/11/35 (h)		86,000	64,019
Series 2003-C1 Class XP, 2.2423% 7/5/35 (h)(o)(q)		7,814,659	118,254
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	92,372
Class XP, 1.1772% 1/5/36 (h)(o)(q)		17,800,000	154,217
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (h)(o)(q)		38,005,737	639,614
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (o)		5,013,000	4,763,268
Class A4, 5.9166% 7/10/38 (o)		9,540,000	8,330,655
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		47,931,734	516,488
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (h)(o)		$ 96,000	$ 71,040
Class D, 0.5556% 6/6/20 (h)(o)		453,000	240,090
Class E, 0.6456% 6/6/20 (h)(o)		526,000	268,260
Class F, 0.7156% 6/6/20 (h)(o)		835,001	384,100
Class J, 2.0256% 6/6/20 (h)(o)		250,000	12,500
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (h)(o)		1,994,000	1,515,440
Class D, 0.6456% 3/6/20 (h)(o)		4,004,000	3,003,000
Class F, 0.7556% 3/6/20 (h)(o)		164,000	119,720
Class G, 0.7956% 3/6/20 (h)(o)		81,000	58,320
Class H, 0.9256% 3/6/20 (h)(o)		60,000	41,400
Class J, 1.1256% 3/6/20 (h)(o)		86,000	57,620
Class L, 1.5756% 3/1/20 (h)(o)		400,000	248,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	587,821
Series 1997-GL Class G, 7.5095% 7/13/30 (o)		851,849	898,530
Series 1998-GLII Class G, 7.751% 4/13/31 (h)(o)		600,000	429,270
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	122,500
Series 2001-LIBA Class C, 6.733% 2/14/16 (h)		941,000	1,009,886
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (h)(o)(q)		43,030,049	670,107
Series 2006-GG6 Class A2, 5.506% 4/10/38 (o)		11,153,000	11,204,444
Series 2006-RR2:
Class M, 5.6937% 6/1/46 (h)(o)		100,000	2,000
Class N, 5.6937% 6/1/46 (h)(o)		100,000	2,000
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,833,260
Series 2007-GG10:
Class A1, 5.69% 8/10/45		736,720	755,076
Class A2, 5.778% 8/10/45		13,561,000	13,516,660
Class A4, 5.8051% 8/10/45 (o)		5,590,000	4,370,013
Series 2007-GG10 Class B, 5.8051% 8/10/45 (o)		2,376,000	513,748
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		180,000	143,781
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		210,246	142,967
Class D, 5.192% 1/12/37		230,000	158,344
Series 2004-C1 Class X2, 1.1524% 1/15/38 (h)(o)(q)		3,967,109	44,538
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (h)(o)(q)		$ 4,136,691	$ 54,051
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.5428% 4/16/19 (h)(o)		1,057,055	898,497
Series 2005-FL1A Class A2, 0.4528% 2/15/19 (h)(o)		1,447,000	1,287,185
Series 2006-FLA2:
Class A2, 0.4028% 11/15/18 (h)(o)		10,000,000	6,067,143
Class B, 0.4428% 11/15/18 (h)(o)		1,592,243	845,469
Class C, 0.4828% 11/15/18 (h)(o)		1,131,245	577,952
Class D, 0.5028% 11/15/18 (h)(o)		344,601	149,497
Class E, 0.5528% 11/15/18 (h)(o)		497,106	215,295
Class F, 0.6028% 11/15/18 (h)(o)		744,295	313,802
Class G, 0.6328% 11/15/18 (h)(o)		646,729	277,185
Class H, 0.7728% 11/15/18 (h)(o)		497,106	175,715
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (o)		5,657,000	5,104,259
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)		2,864,000	2,648,638
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,150,000	5,528,014
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,005,093
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)		903,000	855,587
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (o)		6,670,000	5,523,473
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (o)		5,340,000	5,332,368
Class A4, 5.7978% 6/15/49 (o)		2,823,000	2,387,597
Series 2007-LDP10 Class A1, 5.122% 1/15/49		189,407	192,178
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,393,372
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		65,000	40,950
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (o)		1,711,000	376,692
Series 2004-LN2 Class D, 5.2154% 7/15/41 (o)		420,000	92,440
Series 2005-CB13 Class E, 5.3498% 1/12/43 (h)(o)		963,000	163,804
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,654,517
Series 2006-CB15 Class A4, 5.814% 6/12/43 (o)		15,465,000	14,168,145
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	513,357
Series 2007-CB19:
Class B, 5.7442% 2/12/49		165,000	47,886
Class C, 5.7462% 2/12/49		424,000	106,071
Class D, 5.7462% 2/12/49		447,000	107,351
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		$ 364,000	$ 85,625
Class CS, 5.466% 1/15/49 (o)		157,000	35,332
Class ES, 5.5454% 1/15/49 (h)(o)		983,000	120,594
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,539,150
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		783,000	775,615
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		2,057,189	2,113,203
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		503,000	479,108
Series 2007-C3:
Class F, 5.9498% 7/15/44 (o)		377,000	38,295
Class G, 6.1497% 7/15/44 (h)(o)		666,000	62,724
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10		2,733,397	2,765,082
Series 2001-C2 Class A2, 6.653% 11/15/27		367,000	384,123
Series 2001-C3 Class A1, 6.058% 6/15/20		134,754	137,888
Series 2006-C1:
Class A2, 5.084% 2/15/31		913,000	911,798
Class A4, 5.156% 2/15/31		722,000	649,506
Series 2006-C3 Class A1, 5.478% 3/15/39		162,865	165,147
Series 2006-C6:
Class A1, 5.23% 9/15/39		277,087	281,848
Class A2, 5.262% 9/15/39 (o)		11,694,000	11,747,095
Series 2006-C7:
Class A1, 5.279% 11/15/38		940,981	959,398
Class A2, 5.3% 11/15/38		2,092,000	2,085,681
Class A3, 5.347% 11/15/38		1,417,000	1,248,696
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		290,501	295,938
Class A3, 5.398% 2/15/40		10,000,000	9,591,423
Class A4, 5.424% 2/15/40		244,000	185,209
Series 2007-C2:
Class A1, 5.226% 2/15/40		271,670	276,115
Class A3, 5.43% 2/15/40		917,000	703,989
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	9,931,078
Series 2000-C3 Class B, 7.95% 3/15/32		545,000	552,154
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	132,655
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,814,157
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7 Class D, 6.514% 11/15/33		$ 2,092,000	$ 1,962,333
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	61,356
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (h)(o)(q)		7,980,175	58,827
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		165,000	66,399
Class K, 5.2529% 3/15/36 (h)(o)		500,000	101,812
Class XCP, 1.2332% 3/15/36 (h)(o)(q)		25,979,524	379,182
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		504,189	505,807
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (o)(q)		6,411,758	112,882
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (o)(q)		11,787,202	224,214
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		4,185,000	891,958
Class D, 5.563% 2/15/40 (o)		760,000	147,486
Class E, 5.582% 2/15/40 (o)		381,000	71,296
Class XCP, 0.4737% 2/15/40 (o)(q)		4,640,096	66,664
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	1,891,028
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	5,115,157
Class XCP, 0.3054% 9/15/45 (o)(q)		156,476,796	1,839,416
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)		544,000	542,349
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)		3,105,000	2,515,050
Class C, 4.13% 11/20/37 (h)		8,205,000	5,579,400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (h)(o)		608,683	243,473
Class E, 0.5628% 9/15/21 (h)(o)		2,196,145	658,843
Class F, 0.6128% 9/15/21 (h)(o)		1,143,094	314,351
Class G, 0.6328% 9/15/21 (h)(o)		2,258,211	564,553
Class H, 0.6728% 9/15/21 (h)(o)		582,579	131,080
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,686,493
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	86,310
Class I11, 7.72% 2/26/28 (h)		100,000	37,780
Class I12, 7.72% 2/26/28 (h)		100,000	30,780
Class I9, 7.72% 2/26/28 (h)		153,200	91,414
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		620,000	539,991
Series 1998-C3 Class E, 6.7944% 12/15/30 (o)		155,000	144,150
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 1999-C1 Class B, 7.71% 11/15/31		$ 330,000	$ 329,554
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (h)		395,000	375,250
Class H, 6.778% 2/3/16 (h)		315,000	299,250
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		382,898	385,576
Series 2007-C1 Class A1, 4.533% 6/12/50		1,631,593	1,642,558
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(o)		100,000	11,282
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (o)		3,122,000	3,126,142
Series 2005-LC1 Class F, 5.3781% 1/12/44 (h)(o)		1,655,000	347,821
Series 2006-C1 Class A2, 5.6114% 5/12/39 (o)		2,680,000	2,703,823
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	33,185
Series 2007-C1 Class A4, 5.8286% 6/12/50 (o)		7,199,517	5,562,801
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,130,582
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (o)		887,000	731,817
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	1,901,306
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,075,000	1,065,560
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,469,822
Series 2007-5:
Class A1, 4.275% 8/12/48		142,060	142,748
Class A3, 5.364% 8/12/48		11,417,000	9,635,978
Class A4, 5.378% 8/12/48		76,000	55,629
Class B, 5.479% 2/12/17		5,706,000	1,182,477
Series 2007-6 Class A1, 5.175% 3/12/51		167,520	170,038
Series 2007-7 Class A4, 5.7487% 6/12/50 (o)		6,656,000	4,832,620
Series 2007-8 Class A1, 4.622% 8/12/49		550,778	554,937
Series 2006-2 Class A4, 5.9092% 6/12/46 (o)		16,407,000	15,595,062
Series 2006-4 Class XP, 0.6228% 12/12/49 (o)(q)		41,659,736	890,739
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	426,230
Series 2007-7 Class B, 5.75% 6/12/50		166,000	37,762
Series 2007-8 Class A3, 5.957% 8/12/49 (o)		1,640,000	1,253,871
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (h)(o)		32,456	28,886
Class H, 0.663% 8/15/19 (h)(o)		151,000	116,270
Class J, 0.733% 8/15/19 (h)(o)		114,000	82,080
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class C, 1.473% 7/15/19 (h)(o)		$ 822,747	$ 82,275
Class F, 0.593% 7/15/19 (h)(o)		1,830,000	1,464,000
Class G, 0.633% 7/15/19 (h)(o)		1,041,000	541,320
Series 2007-XCLA Class A1, 0.473% 7/17/17 (h)(o)		2,717,034	1,494,369
Series 2007-XLCA Class B, 0.7728% 7/17/17 (h)(o)		2,408,057	120,403
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (h)(o)		1,092,000	349,440
Class D, 0.463% 10/15/20 (h)(o)		667,354	166,839
Class E, 0.523% 10/15/20 (h)(o)		834,661	166,932
Class F, 0.573% 10/15/20 (h)(o)		500,899	90,162
Class G, 0.613% 10/15/20 (h)(o)		619,188	136,221
Class H, 0.703% 10/15/20 (h)(o)		389,758	38,976
Class J, 0.853% 10/15/20 (h)(o)		444,903	35,592
Class MHRO, 0.963% 10/15/20 (h)(o)		605,197	66,572
Class MJPM, 1.273% 10/15/20 (h)(o)		190,583	17,152
Class MSTR, 0.973% 10/15/20 (h)(o)		343,918	48,148
Class NHRO, 1.163% 10/15/20 (h)(o)		918,469	82,662
Class NSTR, 1.123% 10/15/20 (h)(o)		315,384	34,692
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (h)(o)(q)		6,461,972	95,541
Series 2004-HQ3 Class A2, 4.05% 1/13/41		537,255	542,410
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		562,854	469,983
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,771,856
Series 2006-HQ10 Class A1, 5.131% 11/12/41		611,828	621,781
Series 2006-HQ8 Class A1, 5.124% 3/12/44		40,081	40,284
Series 2006-T23 Class A1, 5.682% 8/12/41		1,692,519	1,732,767
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		497,863	506,241
Class A31, 5.439% 2/12/44 (o)		964,000	895,789
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		501,383	508,260
Class A4, 5.364% 3/15/44		10,000,000	8,259,327
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,206,258	1,228,965
Series 2007-T25:
Class A1, 5.391% 11/12/49		324,312	330,650
Class A2, 5.507% 11/12/49		3,425,000	3,319,512
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (h)(o)(q)		$ 13,765,630	$ 159,293
Series 2004-IQ7 Class E, 5.4024% 6/15/38 (h)(o)		120,000	42,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	114,800
Series 2005-HQ7:
Class E, 5.2075% 11/14/42 (o)		75,000	22,500
Class F, 5.2075% 11/14/42 (o)		150,000	42,000
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (h)(o)(q)		23,258,465	516,354
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (h)(o)(q)		11,571,366	156,256
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (o)		2,950,000	2,864,310
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)		2,823,000	899,549
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (o)		3,157,000	3,018,394
Class A4, 5.7705% 10/15/42 (o)		570,000	487,231
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	558,199
Series 2006-T23 Class A3, 5.8075% 8/12/41 (o)		972,000	910,818
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	949,993
Series 2007-HQ12:
Class A2, 5.6318% 4/12/49 (o)		12,880,000	12,248,057
Series A1, 5.519% 4/12/49 (o)		799,111	815,646
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,219,532
Class B, 5.914% 4/15/49		469,000	129,458
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (h)(o)		3,245,642	162,282
Class D, 0.9728% 7/17/17 (h)(o)		1,526,121	76,306
Class E, 1.0728% 7/17/17 (h)(o)		1,239,655	61,983
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		52,634	54,812
Series 2000-PRIN Class C, 7.9238% 2/23/34 (o)		366,000	318,276
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		184,900	172,876
Series 2003-TOP9 Class E, 5.7113% 11/13/36 (h)(o)		70,000	31,951
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		625,000	515,625
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		743,119	743,119
Class G, 5% 8/20/30 (h)		216,875	193,019
Class J, 5% 8/20/30 (h)		160,000	112,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		$ 443,666	$ 434,792
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		280,000	279,552
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	58,915
Class G, 4.456% 9/12/38 (h)	CAD	54,000	28,101
Class H, 4.456% 9/12/38 (h)	CAD	36,000	17,720
Class J, 4.456% 9/12/38 (h)	CAD	36,000	16,712
Class K, 4.456% 9/12/38 (h)	CAD	18,000	7,433
Class L, 4.456% 9/12/38 (h)	CAD	26,000	10,128
Class M, 4.456% 9/12/38 (h)	CAD	128,859	26,116
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	70,879
Class G, 4.57% 4/12/23	CAD	42,000	22,270
Class H, 4.57% 4/12/23	CAD	42,000	21,010
Class J, 4.57% 4/12/23	CAD	42,000	19,840
Class K, 4.57% 4/12/23	CAD	21,000	9,376
Class L, 4.57% 4/12/23	CAD	63,000	26,608
Class M, 4.57% 4/12/23	CAD	185,000	39,375
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		3,231,464	3,319,231
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	114,613
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		165,000	132,000
Class F6, 6.5% 2/18/34 (h)(o)		37,000	27,750
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (h)		182,000	180,180
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (h)(o)		83,649	75,284
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		289,140	308,329
Class F, 7.3% 10/12/34 (h)		463,000	460,955
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,709,338
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8478% 9/15/09 (h)(o)		110,000	14,803
Class G, 0.8478% 9/15/09 (h)(o)		200,000	24,719
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (h)(o)		$ 1,276,330	$ 765,798
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (h)(o)		1,770,598	531,179
Class F, 0.6281% 8/11/18 (h)(o)		1,877,987	375,597
Class G, 0.6481% 8/11/18 (h)(o)		1,779,101	266,865
Class J, 0.8881% 8/11/18 (h)(o)		395,545	39,555
Series 2007-ESH Class A1, 0.7228% 6/15/19 (h)(o)		182,465	153,270
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (h)(o)		140,220	28,044
Class AP2, 1.0728% 6/15/20 (h)(o)		235,007	35,251
Class F, 0.7528% 6/15/20 (h)(o)		4,565,501	913,100
Class LXR1, 0.9728% 6/15/20 (h)(o)		233,916	46,783
Class LXR2, 1.0728% 6/15/20 (h)(o)		3,111,858	311,186
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		624,204	633,693
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		4,161,020	4,219,183
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,171,592
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,699,424
Series 2006-C29:
Class A1, 5.11% 11/15/48		1,107,634	1,124,912
Class A3, 5.313% 11/15/48		5,051,000	4,628,202
Series 2007-C30:
Class A1, 5.031% 12/15/43		268,755	272,188
Class A3, 5.246% 12/15/43		1,633,000	1,575,279
Class A4, 5.305% 12/15/43		8,604,000	6,883,111
Class A5, 5.342% 12/15/43		2,036,000	1,442,275
Series 2007-C31:
Class A1, 5.14% 4/15/47		277,957	281,737
Class A4, 5.509% 4/15/47		4,299,000	3,247,967
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (o)		15,568,000	15,268,237
Class A3, 5.9289% 6/15/49 (o)		3,229,000	2,519,160
Series 2003-C6 Class G, 5.125% 8/15/35 (h)		903,000	461,683
Series 2003-C8 Class XP, 0.3689% 11/15/35 (h)(o)(q)		6,481,841	30,115
Series 2003-C9 Class XP, 0.4822% 12/15/35 (h)(o)(q)		6,540,158	38,830
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (h)(o)		1,464,000	1,347,742
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15: - continued
Class 180B, 5.3979% 10/15/41 (h)(o)		$ 666,000	$ 619,361
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	760,800
Series 2005-C22:
Class B, 5.3549% 12/15/44 (o)		4,218,000	1,265,400
Class F, 5.3549% 12/15/44 (h)(o)		3,171,000	412,230
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	6,479,547
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	237,750
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	1,260,600
Class C, 5.483% 12/15/43 (o)		5,706,000	627,660
Class D, 5.513% 12/15/43 (o)		3,044,000	304,400
Class XP, 0.4317% 12/15/43 (h)(o)(q)		23,390,552	353,513
Series 2007-C31 Class C, 5.693% 4/15/47 (o)		522,000	65,250
Series 2007-C32:
Class D, 5.7405% 6/15/49 (o)		1,431,000	157,410
Class E, 5.7405% 6/15/49 (o)		2,252,000	236,460
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (o)		1,259,000	973,876
Series 2007-C33 Class B, 5.9023% 2/15/51 (o)		3,198,000	495,690
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $720,589,242)			724,435,418
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,946,304
7.55% 4/1/39		8,400,000	9,006,144
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39		3,539,000	4,310,785
TOTAL MUNICIPAL SECURITIES (Cost $17,694,232)			19,263,233
Foreign Government and Government Agency Obligations - 1.4%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,551,534	2,639,890
par 2.5% 12/31/38 (f)		2,960,000	806,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Argentine Republic: - continued
7% 3/28/11		$ 28,885,000	$ 22,859,268
7% 9/12/13		20,425,000	13,853,824
Barbados Government 7.25% 12/15/21 (h)		337,000	330,260
Brazilian Federative Republic:
6% 9/15/13		300,000	299,250
6% 1/17/17		440,000	458,920
8% 1/15/18		368,333	419,900
8.25% 1/20/34		410,000	506,350
8.75% 2/4/25		730,000	905,200
12.25% 3/6/30		880,000	1,469,600
12.75% 1/15/20		355,000	557,350
Central Bank of Nigeria promissory note 5.092% 1/5/10		140,979	79,536
Chilean Republic 7.125% 1/11/12		3,045,000	3,399,134
Colombian Republic 7.375% 9/18/37		1,830,000	1,909,605
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (h)		1,775,000	1,757,250
Dominican Republic:
2.125% 8/30/24 (o)		1,100,000	737,000
9.04% 1/23/18 (h)		2,497,452	2,335,118
9.5% 9/27/11 (Reg. S)		2,676,002	2,716,142
Ecuador Republic 5% 2/28/25		218,000	121,186
El Salvador Republic:
7.65% 6/15/35		1,265,000	1,138,500
7.75% 1/24/23 (Reg. S)		870,000	913,500
8.25% 4/10/32 (Reg. S)		375,000	360,000
8.5% 7/25/11 (Reg. S)		650,000	679,250
Gabonese Republic 8.2% 12/12/17 (h)		3,375,000	3,311,719
Georgia Republic 7.5% 4/15/13		1,570,000	1,460,100
Ghana Republic 8.5% 10/4/17 (h)		2,430,000	2,235,600
Indonesian Republic:
6.625% 2/17/37 (h)		1,475,000	1,360,688
6.875% 3/9/17 (h)		950,000	978,500
6.875% 1/17/18 (h)		1,510,000	1,547,750
7.25% 4/20/15 (h)		785,000	837,988
7.5% 1/15/16 (h)		485,000	517,738
7.75% 1/17/38 (h)		1,720,000	1,767,300
8.5% 10/12/35 (h)		650,000	728,000
8.5% 10/12/35 (Reg. S)		1,360,000	1,523,200
11.625% 3/4/19 (h)		1,845,000	2,486,138
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,210,000	2,728,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		$ 2,420,000	$ 2,631,750
9% 5/2/14		610,000	671,000
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (o)		773,000	761,405
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	627,200
Peruvian Republic 7.35% 7/21/25		1,210,000	1,331,000
Philippine Republic:
9.5% 2/2/30		440,000	563,200
10.625% 3/16/25		395,000	534,751
Polish Government 6.375% 7/15/19		1,255,000	1,339,713
Republic of Fiji 6.875% 9/13/11		715,000	670,313
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,225,000	2,217,188
Republic of Serbia 3.75% 11/1/24 (f)(h)		5,430,000	5,002,388
Russian Federation:
7.5% 3/31/30 (Reg. S)		15,697,920	16,031,501
12.75% 6/24/28 (Reg. S)		1,800,000	2,691,000
Turkish Republic:
6.75% 4/3/18		1,520,000	1,567,576
6.875% 3/17/36		3,285,000	3,141,446
7% 9/26/16		965,000	1,019,330
7.25% 3/5/38		1,350,000	1,336,500
7.375% 2/5/25		4,890,000	5,146,725
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		1,910,000	1,809,725
Ukraine Government:
6.385% 6/26/12 (h)		2,115,000	1,940,513
6.75% 11/14/17 (h)		3,665,000	3,014,463
United Mexican States:
7.5% 4/8/33		425,000	477,615
8.3% 8/15/31		420,000	511,350
Uruguay Republic 8% 11/18/22		2,106,902	2,264,920
Venezuelan Republic:
1.505% 4/20/11 (Reg. S) (o)		6,355,000	5,687,725
5.375% 8/7/10 (Reg. S)		1,275,000	1,236,750
7% 3/31/38		630,000	333,900
8.5% 10/8/14		2,690,000	2,273,050
9% 5/7/23 (Reg. S)		4,450,000	3,146,150
9.25% 9/15/27		3,375,000	2,480,625
9.375% 1/13/34		1,160,000	800,400
10.75% 9/19/13		7,830,000	7,458,075
13.625% 8/15/18		3,938,000	3,632,805
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Vietnamese Socialist Republic:
4% 3/12/28 (f)		$ 2,425,000	$ 1,770,250
6.875% 1/15/16 (h)		655,000	668,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $168,000,717)			169,526,256
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $217,134)		242,000	246,560
Convertible Preferred Stocks - 0.0%
	Shares
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,181,886
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,326,273)		1,181,886
Floating Rate Loans - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.217% 12/27/14 (o)	$ 4,047,914	3,015,696
Tranche C, term loan 2.2161% 12/27/15 (o)	2,470,791	1,828,385
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.04% 4/30/14 (o)	1,445,000	1,333,013
		6,177,094
Automobiles - 0.1%
Ford Motor Co. term loan 3.495% 12/15/13 (o)	7,870,296	6,807,806
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.85% 7/24/14 (o)	1,773,396	1,525,121
Tranche DD, term loan 2.79% 7/24/14 (o)	211,019	181,476
		1,706,597
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.5038% 1/28/15 (o)	$ 950,000	$ 767,125
Tranche B3, term loan 3.5056% 1/28/15 (o)	1,165,000	937,825
Las Vegas Sands LLC:
term loan 2.09% 5/23/14 (o)	776,549	597,943
Tranche B, term loan 2.09% 5/23/14 (o)	3,780,031	2,910,624
		5,213,517
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (o)	4,058,548	3,744,011
Newsday LLC term loan 9.75% 8/1/13	2,870,000	2,920,225
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (o)	38,830	31,646
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (o)	3,845,000	3,008,713
Zuffa LLC term loan 2.375% 6/19/15 (o)	4,601,298	4,118,162
		13,822,757
Specialty Retail - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (o)	2,555,293	2,248,658
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 4.2538% 3/5/14 (o)	165,000	160,875
Levi Strauss & Co. term loan 2.5225% 4/4/14 (o)	790,000	711,000
		871,875
TOTAL CONSUMER DISCRETIONARY		36,848,304
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.535% 4/10/14 (o)	4,669,547	4,120,876
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5256% 4/30/14 (o)	4,214,824	3,287,563
Northwest Airlines, Inc. term loan 2.28% 12/31/10 (o)	1,326,327	1,273,273
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (o)	2,736,135	1,744,286
		6,305,122
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.0225% 5/4/15 pay-in-kind (o)	$ 1,705,000	$ 1,415,150
TOTAL INDUSTRIALS		7,720,272
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (o)	622,630	563,480
Tranche B-A, term loan 2.6961% 10/1/14 (o)	2,458,781	2,225,197
Tranche B-B, term loan 2.8469% 10/1/12 (o)	3,094,253	2,869,920
		5,658,597
IT Services - 0.0%
First Data Corp.:
Tranche B1, term loan 3.0171% 9/24/14 (o)	915,000	761,738
Tranche B2, term loan 3.02% 9/24/14 (o)	845,000	703,463
Tranche B3, term loan 3.0171% 9/24/14 (o)	2,865,000	2,385,113
		3,850,314
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 2.0306% 12/1/13 (o)	2,210,000	1,646,450
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 2.5975% 6/11/14 (o)	3,328,052	3,103,408
TOTAL INFORMATION TECHNOLOGY		14,258,769
MATERIALS - 0.0%
Chemicals - 0.0%
Chemtura Corp. term loan 10.5% 3/19/10 (o)	3,970,000	4,049,400
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings Ltd. term loan 3.2756% 2/1/14 (o)	2,425,000	2,112,781
Floating Rate Loans - continued
	Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.7757% 10/10/14 (o)	$ 950,000	$ 719,625
Tranche B3, term loan 3.7757% 10/10/14 (o)	2,466,842	1,859,382
		2,579,007
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2875% 3/30/12 (o)	408,969	368,072
term loan 3.5975% 3/30/14 (o)	2,139,218	1,925,296
		2,293,368
TOTAL UTILITIES		4,872,375
TOTAL FLOATING RATE LOANS (Cost $68,300,462)		73,982,777
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 2.25% 12/14/19 (o) (Cost $1,004,284)	1,443,501	1,111,496
Bank Notes - 0.0%

National City Bank, Cleveland 0.7675% 3/1/13 (o) (Cost $800,423)	978,000	875,948
Fixed-Income Funds - 24.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	7,962,431	808,744,111
Fidelity Floating Rate Central Fund (p)	6,536,673	578,953,113
Fidelity Mortgage Backed Securities Central Fund (p)	14,800,559	1,508,325,013
TOTAL FIXED-INCOME FUNDS (Cost $2,833,629,941)		2,896,022,237
Preferred Securities - 0.1%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,440,000	$ 4,487,481
Net Servicos de Comunicacao SA 9.25% (h)	2,918,000	2,928,229
		7,415,710
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,008,000	3,921,741
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	1,052,000	597,803
MUFG Capital Finance 1 Ltd. 6.346% (o)	4,028,000	3,725,201
		4,323,004
TOTAL PREFERRED SECURITIES (Cost $14,169,819)		15,660,455
Cash Equivalents - 6.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09:
(Collateralized by U.S. Treasury Obligations) #	$ 662,451,688	662,448,000
(Collateralized by U.S. Treasury Obligations) #	7,481,041	7,481,000
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (b)	152,477,889	152,477,000
TOTAL CASH EQUIVALENTS (Cost $822,406,000)		822,406,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $12,270,466,676)		12,589,259,753
NET OTHER ASSETS - (5.2)%		(619,012,215)
NET ASSETS - 100%		$ 11,970,247,538
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)

	Sept. 2034	$ 39,167	$ (37,027)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (n)	Sept. 2037	3,932,746	(3,834,427)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (n)	Sept. 2037	4,522,658	(4,409,591)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (n)	Sept. 2037	2,752,922	(2,684,099)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (n)	Sept. 2037	7,078,942	(6,901,969)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (n)	Sept. 2037	2,556,285	(2,492,378)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc.
Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)

	August 2034	$ 30,779	$ (22,520)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (m)	Oct. 2034	36,773	(26,266)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (m)	March 2034	8,248	(1,154)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)	Feb. 2034	787	(723)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (m)	April 2032	11,800	(6,506)
TOTAL CREDIT DEFAULT SWAPS		$ 20,971,107	$ (20,416,660)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 36,623
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	134,044
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront payment ($79,955))	July 2014	1,135,000	120,023
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	14,996,414
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,108,718
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,493,940
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,618,268
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	6,582,608
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	10,618,930
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,520,250
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,746,074
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 25,000,000	$ 2,806,923
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	5,061,560
TOTAL INTEREST RATE SWAPS		$ 919,929,000	$ 70,844,375
		$ 940,900,107	$ 50,427,715
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $872,073,392 or 7.3% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,269,280 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,488,885.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,727 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$662,448,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 113,907,656
Banc of America Securities LLC	56,715,763
Bank of America, NA	141,789,408
Deutsche Bank Securities, Inc.	62,387,340
ING Financial Markets LLC	18,247,957
J.P. Morgan Securities, Inc.	113,431,527
Mizuho Securities USA, Inc.	56,715,763
Morgan Stanley & Co., Inc.	28,357,882
Societe Generale, New York Branch	70,894,704
$ 662,448,000
$7,481,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 2,902,240
Barclays Capital, Inc.	3,652,513
Deutsche Bank Securities, Inc.	926,247
$ 7,481,000
$152,477,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 152,477,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 5,484,652
Fidelity Commercial Mortgage-Backed Securities Central Fund	20,606,840
Fidelity Corporate Bond 1-10 Year Central Fund	71,469,040
Fidelity Floating Rate Central Fund	25,297,655
Fidelity Mortgage Backed Securities Central Fund	85,655,251
Fidelity Ultra-Short Central Fund	4,349,644
Total	$ 212,863,082
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,991,380	$ 4,148,681	$ 267,091,219*	$ -	0.0%
Fidelity Commercial Mortgage Backed Securities Central Fund	658,434,817	16,728,421	555,096,527*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,816,743,999	49,222,593	1,029,134,976*	808,744,111	28.6%
Fidelity Floating Rate Central Fund	408,626,297	151,340,041	-	578,953,113	20.1%
Fidelity Mortgage Backed Securities Central Fund	2,138,641,000	161,026,129	851,012,714	1,508,325,013	19.4%
Fidelity Ultra-Short Central Fund	599,904,422	-	504,601,608*	-	0.0%
Total	$ 5,906,341,915	$ 382,465,865	$ 3,206,937,044	$ 2,896,022,237
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 1,181,886	$ -	$ 1,181,886	$ -
Asset-Backed Securities	240,669,499	-	212,680,747	27,988,752
Bank Notes	875,948	-	875,948	-
Cash Equivalents	822,406,000	-	822,406,000	-
Collateralized Mortgage Obligations	273,533,771	-	263,819,927	9,713,844
Commercial Mortgage Securities	724,435,418	-	663,747,314	60,688,104
Corporate Bonds	3,356,947,773	-	3,356,640,801	306,972
Fixed-Income Funds	2,896,022,237	2,896,022,237	-	-
Floating Rate Loans	73,982,777	-	73,982,777	-
Foreign Government and Government Agency Obligations	169,526,256	-	169,526,256	-
Municipal Securities	19,263,233	-	19,263,233	-
Preferred Securities	15,660,455	-	15,660,455	-
Sovereign Loan Participations	1,111,496	-	1,111,496	-
Supranational Obligations	246,560	-	246,560	-
U.S. Government Agency - Mortgage Securities	1,488,513,966	-	1,488,513,966	-
U.S. Government and Government Agency Obligations	2,504,882,478	-	2,504,882,478	-
Total Investments in Securities:	$ 12,589,259,753	$ 2,896,022,237	$ 9,594,539,844	$ 98,697,672
Derivative Instruments:
Assets
Swap Agreements	$ 70,844,375	$ -	$ 70,844,375	$ -
Liabilities
Swap Agreements	$ (20,416,660)	$ -	$ (20,371,250)	$ (45,410)
Total Derivative Instruments:	$ 50,427,715	$ -	$ 50,473,125	$ (45,410)
Other Financial Instruments:
Forward Commitments	$ (1,661,972)	$ -	$ (1,661,972)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,663,788
Total Realized Gain (Loss)	(662,758)
Total Unrealized Gain (Loss)	(11,022,804)
Cost of Purchases	100,015,146
Proceeds of Sales	(11,437,699)
Amortization/Accretion	(4,011,050)
Transfers in/out of Level 3	22,153,049
Ending Balance	$ 98,697,672
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (15,952,208)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (3,526,344)
Total Unrealized Gain (loss)	3,478,914
Transfers in/out of Level 3	2,020
Ending Balance	$ (45,410)
Realized gain (loss) on Swap Agreements for the period	$ (3,729,333)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 45,805

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (20,416,660)
Interest Rate Risk
Swap Agreements (a)	70,844,375	-
Total Value of Derivatives	$ 70,844,375	$ (20,416,660)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $93,866,210 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $179,587,761 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $149,180,568 and repurchase agreements of $822,406,000) - See accompanying schedule: Unaffiliated issuers (cost $9,436,836,735)	$ 9,693,237,516
Fidelity Central Funds (cost $2,833,629,941)	2,896,022,237
Total Investments (cost $12,270,466,676)		$ 12,589,259,753
Commitment to sell securities on a delayed delivery basis	(271,792,558)
Receivable for securities sold on a delayed delivery basis	270,130,586	(1,661,972)
Receivable for investments sold
Regular delivery		52,713,641
Delayed delivery		302,094
Cash		5,337,843
Receivable for swap agreements		2,779
Receivable for fund shares sold		25,093,285
Interest receivable		84,058,538
Distributions receivable from Fidelity Central Funds		11,654,259
Unrealized appreciation on swap agreements		70,844,375
Other receivables		66,101
Total assets		12,837,670,696

Liabilities
Payable for investments purchased Regular delivery	$ 248,597,181
Delayed delivery	434,896,899
Payable for swap agreements	288,957
Payable for fund shares redeemed	4,925,358
Distributions payable	1,056,076
Unrealized depreciation on swap agreements	20,416,660
Accrued management fee	3,123,002
Distribution fees payable	82,584
Other affiliated payables	1,357,377
Other payables and accrued expenses	201,564
Collateral on securities loaned, at value	152,477,500
Total liabilities		867,423,158

Net Assets		$ 11,970,247,538
Net Assets consist of:
Paid in capital		$ 12,054,601,659
Undistributed net investment income		60,445,769
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(514,594,230)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		369,794,340
Net Assets		$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,998,124 ÷ 10,508,935 shares)	$ 10.28

Maximum offering price per share (100/96.00 of $10.28)	$ 10.71
Class T: Net Asset Value and redemption price per share ($48,090,018 ÷ 4,683,970 shares)	$ 10.27

Maximum offering price per share (100/96.00 of $10.27)	$ 10.70
Class B: Net Asset Value and offering price per share ($9,053,577 ÷ 880,746 shares)A	$ 10.28

Class C: Net Asset Value and offering price per share ($55,957,881 ÷ 5,445,286 shares)A	$ 10.28

Total Bond: Net Asset Value, offering price and redemption price per share ($10,863,828,278 ÷ 1,057,231,921 shares)	$ 10.28

Class F: Net Asset Value, offering price and redemption price per share ($329,015 ÷ 32,022 shares)	$ 10.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($884,990,645 ÷ 86,225,445 shares)	$ 10.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2009

Investment Income
Dividends		$ 1,790,098
Interest		384,864,258
Income from Fidelity Central Funds		212,863,082
Total income		599,517,438

Expenses
Management fee	$ 32,073,749
Transfer agent fees	10,846,434
Distribution fees	754,200
Fund wide operations fee	3,032,583
Independent trustees' compensation	35,644
Miscellaneous	216,528
Total expenses before reductions	46,959,138
Expense reductions	(171,390)	46,787,748
Net investment income		552,729,690
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,333,159
Fidelity Central Funds	(570,562,102)
Foreign currency transactions	(1,558)
Swap agreements	39,230,099
Total net realized gain (loss)		(524,000,402)
Change in net unrealized appreciation (depreciation) on: Investment securities	712,539,712
Assets and liabilities in foreign currencies	(185)
Swap agreements	39,414,561
Delayed delivery commitments	(1,603,030)
Total change in net unrealized appreciation (depreciation)		750,351,058
Net gain (loss)		226,350,656
Net increase (decrease) in net assets resulting from operations		$ 779,080,346

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 552,729,690	$ 518,414,707
Net realized gain (loss)	(524,000,402)	95,293,460
Change in net unrealized appreciation (depreciation)	750,351,058	(332,114,221)
Net increase (decrease) in net assets resulting from operations	779,080,346	281,593,946
Distributions to shareholders from net investment income	(503,411,775)	(501,867,517)
Distributions to shareholders from net realized gain	(71,517,925)	(24,508,784)
Total distributions	(574,929,700)	(526,376,301)
Share transactions - net increase (decrease)	684,114,730	4,412,741,476
Total increase (decrease) in net assets	888,265,376	4,167,959,121

Net Assets
Beginning of period	11,081,982,162	6,914,023,041
End of period (including undistributed net investment income of $60,445,769 and undistributed net investment income of $8,813,868, respectively)	$ 11,970,247,538	$ 11,081,982,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment incomeE	.494	.488	.508	.043	.476	.387
Net realized and unrealized gain (loss)	.231	(.189)	(.141)	.105	(.294) H	.183
Total from investment operations	.725	.299	.367	.148	.182	.570
Distributions from net investment income	(.447)	(.474)	(.470)	(.038)	(.432)	(.370)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.515)	(.499)	(.487)	(.038)	(.472)	(.460)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.79%	2.93%	3.57%	1.44%	1.78%	5.52%
Ratios to Average Net Assets F,J
Expenses before reductions	.80%	.80%	.77%	.73% A	.79%	.96%
Expenses net of fee waivers, if any	.80%	.80%	.77%	.73% A	.79%	.80%
Expenses net of all reductions	.80%	.80%	.77%	.73% A	.79%	.80%
Net investment income	5.17%	4.77%	4.93%	4.98% A	4.61%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Income from Investment Operations
Net investment incomeE	.488	.489	.508	.042	.466	.377
Net realized and unrealized gain (loss)	.233	(.191)	(.143)	.105	(.296) H	.173
Total from investment operations	.721	.298	.365	.147	.170	.550
Distributions from net investment income	(.443)	(.473)	(.468)	(.037)	(.420)	(.360)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.511)	(.498)	(.485)	(.037)	(.460)	(.450)
Net asset value, end of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Total Return B,C,D	7.74%	2.92%	3.55%	1.43%	1.66%	5.33%
Ratios to Average Net Assets F,J
Expenses before reductions	.85%	.81%	.78%	.87% A	.91%	1.13%
Expenses net of fee waivers, if any	.85%	.81%	.78%	.87% A	.90%	.90%
Expenses net of all reductions	.85%	.80%	.78%	.87% A	.90%	.90%
Net investment income	5.12%	4.76%	4.92%	4.84% A	4.50%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.423	.413	.432	.037	.399	.309
Net realized and unrealized gain (loss)	.233	(.190)	(.145)	.104	(.296) H	.182
Total from investment operations	.656	.223	.287	.141	.103	.491
Distributions from net investment income	(.378)	(.398)	(.390)	(.031)	(.353)	(.291)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.446)	(.423)	(.407)	(.031)	(.393)	(.381)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.01%	2.17%	2.77%	1.38%	1.01%	4.74%
Ratios to Average Net Assets F,J
Expenses before reductions	1.53%	1.54%	1.53%	1.51% A	1.59%	1.75%
Expenses net of fee waivers, if any	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Expenses net of all reductions	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Net investment income	4.44%	4.03%	4.17%	4.22% A	3.85%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.425	.413	.429	.036	.389	.299
Net realized and unrealized gain (loss)	.232	(.189)	(.145)	.105	(.293) H	.181
Total from investment operations	.657	.224	.284	.141	.096	.480
Distributions from net investment income	(.379)	(.399)	(.387)	(.031)	(.346)	(.280)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.447)	(.424)	(.404)	(.031)	(.386)	(.370)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.02%	2.18%	2.75%	1.37%	.94%	4.63%
Ratios to Average Net Assets F,J
Expenses before reductions	1.52%	1.53%	1.55%	1.60% A	1.62%	1.74%
Expenses net of fee waivers, if any	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Expenses net of all reductions	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Net investment income	4.45%	4.03%	4.15%	4.13% A	3.78%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,

2009

2008

2007

2006 H

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.527	.524	.543	.046	.506	.411
Net realized and unrealized gain (loss)	.232	(.189)	(.143)	.105	(.290) G	.182
Total from investment operations	.759	.335	.400	.151	.216	.593
Distributions from net investment income	(.481)	(.510)	(.503)	(.041)	(.466)	(.393)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.549)	(.535)	(.520)	(.041)	(.506)	(.483)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C	8.17%	3.29%	3.89%	1.46%	2.11%	5.75%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.45%	.45%	.45% A	.45%	.64%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.45%	.61%
Expenses net of all reductions	.45%	.45%	.45%	.45% A	.45%	.61%
Net investment income	5.52%	5.12%	5.25%	5.26% A	4.95%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225
Portfolio turnover rate F	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Year ended August 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.89
Income from Investment Operations
Net investment income D	.100
Net realized and unrealized gain (loss)	.359
Total from investment operations	.459
Distributions from net investment income	(.079)
Net asset value, end of period	$ 10.27
Total Return B,C	4.64%
Ratios to Average Net Assets E,H
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 329
Portfolio turnover rate F	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 H

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.518	.516	.527	.045	.493	.410
Net realized and unrealized gain (loss)	.224	(.186)	(.134)	.105	(.294) G	.182
Total from investment operations	.742	.330	.393	.150	.199	.592
Distributions from net investment income	(.474)	(.505)	(.496)	(.040)	(.459)	(.392)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.542)	(.530)	(.513)	(.040)	(.499)	(.482)
Net asset value, end of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Total Return B,C	7.99%	3.24%	3.83%	1.46%	1.95%	5.74%
Ratios to Average Net Assets E,I
Expenses before reductions	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of fee waivers, if any	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of all reductions	.53%	.51%	.49%	.54% A	.56%	.61%
Net investment income	5.45%	5.06%	5.21%	5.16% A	4.84%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114
Portfolio turnover rate F	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on June 26, 2009. The Fund offers Class A, Class T, Class B, Class C, Total Bond, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 409,909,965
Unrealized depreciation	(274,645,572)
Net unrealized appreciation (depreciation)	$ 135,264,393

Undistributed ordinary income	$ 53,858,059
Capital loss carryforward	$ (93,866,210)

Cost for federal income tax purposes	$ 12,453,995,360

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 574,929,700	$ 521,474,544
Long-term Capital Gains	-	4,901,757
Total	$ 574,929,700	$ 526,376,301

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors,

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $20,971,107 representing .18% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(20,416,660). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $10,488,885. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $10,482,222 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below

Annual Report

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (12,866,343)	$ 9,724,297
Interest Rate Risk
Swap Agreements	52,096,442	29,690,264
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 39,230,099	$ 39,414,561

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $39,230,099 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $39,414,561 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $2,127,349,029 and $2,708,644,992, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 206,573	$ 13,873
Class T	0%	.25%	101,105	1,636
Class B	.65%	.25%	75,509	54,592
Class C	.75%	.25%	371,013	76,285
			$ 754,200	$ 146,386

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,808
Class T	4,757
Class B*	42,910
Class C*	7,798
$ 88,273

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class F. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 163,866.20
Class T	101,206.25
Class B	23,463.28
Class C	62,409.17
Total Bond	9,043,406.10
Institutional Class	1,452,084.18
	$ 10,846,434

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Other Affiliated Transaction.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date.

Annual Report

Notes to Financial Statements - continued

8. Other Affiliated Transaction - continued

Other Affiliated Transactions - continued

As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 301,876,510	4,827,993
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 450,179,305	6,245,706
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,145,174	1,493,890

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

On February 20, 2009, the Fund redeemed in-kind 9,773,856 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $879,717,481 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $45,943 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Annual Report

10. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $371,839.

11. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $150,854. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 20,536

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009 A	2008
From net investment income
Class A	$ 3,847,702	$ 3,361,032
Class T	1,872,372	2,139,983
Class B	334,350	357,685
Class C	1,445,182	975,717
Total Bond	454,620,480	451,129,055
Class F	2,418	-
Institutional Class	41,289,271	43,904,045
Total	$ 503,411,775	$ 501,867,517

Annual Report

Notes to Financial Statements - continued

12. Distributions to Shareholders - continued

Years ended August 31,	2009 A	2008
From net realized gain
Class A	$ 551,756	$ 158,977
Class T	276,592	118,778
Class B	67,464	17,979
Class C	216,528	58,576
Total Bond	64,472,390	22,110,637
Institutional Class	5,933,195	2,043,837
Total	$ 71,517,925	$ 24,508,784

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009 A	2008	2009 A	2008
Class A
Shares sold	5,984,791	5,588,201	$ 57,444,987	$ 57,565,572
Reinvestment of distributions	406,888	305,321	3,861,183	3,130,894
Shares redeemed	(3,902,315)	(2,555,919)	(36,894,839)	(26,109,819)
Net increase (decrease)	2,489,364	3,337,603	$ 24,411,331	$ 34,586,647
Class T
Shares sold	2,362,273	2,804,342	$ 22,525,326	$ 28,824,011
Reinvestment of distributions	212,303	209,490	2,007,899	2,149,894
Shares redeemed	(1,724,975)	(3,292,088)	(16,315,286)	(33,740,425)
Net increase (decrease)	849,601	(278,256)	$ 8,217,939	$ (2,766,520)
Class B
Shares sold	554,201	792,814	$ 5,314,152	$ 8,188,014
Reinvestment of distributions	28,612	25,155	270,597	258,101
Shares redeemed	(659,643)	(449,829)	(6,193,443)	(4,577,167)
Net increase (decrease)	(76,830)	368,140	$ (608,694)	$ 3,868,948
Class C
Shares sold	4,153,350	1,925,088	$ 39,736,399	$ 19,771,131
Reinvestment of distributions	152,104	87,624	1,446,118	898,560
Shares redeemed	(1,718,977)	(993,539)	(16,256,813)	(10,165,574)
Net increase (decrease)	2,586,477	1,019,173	$ 24,925,704	$ 10,504,117

Annual Report

13. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2009 A	2008	2009 A	2008
Total Bond
Shares sold	373,151,213	547,722,071	$ 3,605,197,725	$ 5,645,252,478
Reinvestment of distributions	53,605,881	45,012,353	507,857,810	461,616,494
Shares redeemed	(360,364,229)	(230,103,358)	(3,408,960,293)	(2,368,082,060)
Net increase (decrease)	66,392,865	362,631,066	$ 704,095,242	$ 3,738,786,912
Class F
Shares sold	33,569	-	$ 332,941	$ -
Reinvestment of distributions	236	-	2,418	-
Shares redeemed	(1,783)	-	(18,285)	-
Net increase (decrease)	32,022	-	$ 317,074	$ -
Institutional Class
Shares sold	13,719,215	78,780,201	$ 128,522,571	$ 814,530,864
Reinvestment of distributions	4,940,454	4,451,142	46,673,580	45,563,586
Shares redeemed	(26,671,015)	(22,980,579)	(252,440,017)	(232,333,078)
Net increase (decrease)	(8,011,346)	60,250,764	$ (77,243,866)	$ 627,761,372

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-
2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 1.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $403,612,312 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

TBD-UANN-1009
1.789712.106

Fidelity

Total Bond

Fund -
Class F

Annual Report

August 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Life of fund B
Class F A	8.04%	4.46%	5.12%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Total Bond, the original class of the fund.

B From October 15, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Total Bond Fund - Class F on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Class F took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Total Bond Fund: The fund's Class F shares outpaced the Barclays Capital U.S. Universal Bond Index, which returned 7.38%, and the Aggregate Bond index. (For specific class-level results, please see the performance section of this report.) In reviewing performance, I'll discuss the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. Sector selection drove results versus the Aggregate Bond index. Specifically, the fund was helped by overweighting corporate bonds and securitized products, while underweighting U.S. government securities - particularly Treasuries. These sector decisions, coupled with favorable security selection overall, helped to offset out-of-index allocations to high-yield and emerging-markets debt. That said, we saw strong excess returns in the emerging markets subportfolio. All spread sectors benefited in the second half from a massive flight to riskier assets. Corporates in particular had a strong showing, with the fund's industrials and utilities holdings showing big gains. Elsewhere, I increased our overweighting in financials, a move that also contributed. High-yield and emerging-markets bonds were helped by similar forces in the second half, although their recent rally wasn't enough to overcome what they lost relative to investment-grade debt early on in the period. I added to our high-yield stake beginning in late 2008, which was a plus for the fund since that time. However, security selection in the sector limited our upside a bit. An out-of-index stake in Treasury Inflation-Protected Securities also detracted. In terms of the fund's structure, I significantly reduced our central fund exposure, while still maintaining many of the same securities via direct holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009) for Class A, Class T, Class B, Class C, Total Bond and Institutional Class and for the entire period (June 26, 2009 to August 31, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2009	Expenses Paid During Period
Class A	.79%
Actual		$ 1,000.00	$ 1,140.70	$ 4.26 B
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02 C
Class T	.84%
Actual		$ 1,000.00	$ 1,140.60	$ 4.53 B
Hypothetical A		$ 1,000.00	$ 1,020.97	$ 4.28 C
Class B	1.52%
Actual		$ 1,000.00	$ 1,136.60	$ 8.19 B
Hypothetical A		$ 1,000.00	$ 1,017.54	$ 7.73 C
Class C	1.50%
Actual		$ 1,000.00	$ 1,136.70	$ 8.08 B
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63 C
Total Bond	.45%
Actual		$ 1,000.00	$ 1,142.60	$ 2.43 B
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29 C
Class F	.35%
Actual		$ 1,000.00	$ 1,046.40	$ .66 B
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79 C
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,141.30	$ 2.81 B
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Total Bond and Institutional Class and multiplied by 67/365 (to reflect the period June 26, 2009 to August 31, 2009) for Class F. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations†† 49.8%	U.S. Government and U.S. Government Agency Obligations 51.7%
AAA 6.8%	AAA 9.5%
AA 3.2%	AA 4.1%
A 10.1%	A 10.9%
BBB 15.3%	BBB 16.3%
BB and Below 15.3%	BB and Below 13.9%
Not Rated 0.7%	Not Rated 1.3%
Short-Term Investments and Net Other Assets† (1.2)%	Short-Term Investments and Net Other Assets† (7.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	5.5	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	3.7	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*	As of February 28, 2009**
Corporate Bonds 34.8%	Corporate Bonds 36.7%
U.S. Government and U.S. Government Agency Obligations†† 49.8%	U.S. Government and U.S. Government Agency Obligations 51.7%
Asset-Backed Securities 2.0%	Asset-Backed Securities 3.3%
CMOs and Other Mortgage Related Securities 7.9%	CMOs and Other Mortgage Related Securities 9.4%
Municipal Bonds 0.2%	Municipal Bonds 0.4%
Other Investments 6.5%	Other Investments 6.2%
Short-Term Investments and Net Other Assets† (1.2)%	Short-Term Investments and Net Other Assets† (7.7)%

* Foreign investments	9.0%	** Foreign investments	9.0%
* Futures and Swaps	8.8%	** Futures and Swaps	12.2%

† Short-term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 28.1%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 2,086,000	$ 1,635,007
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Ventas, Inc. 3.875% 11/15/11 (h)		1,140,000	1,190,650
Vornado Realty Trust 2.85% 4/1/27		510,000	465,406
			1,656,056
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	263,185
TOTAL FINANCIALS			1,919,241
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
General Cable Corp. 1% 10/15/12		2,580,000	2,168,748
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,273,355
TOTAL CONVERTIBLE BONDS			7,996,351
Nonconvertible Bonds - 28.0%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.1%
Affinia Group, Inc. 10.75% 8/15/16 (h)		330,000	339,900
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	2,437,500
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,866,783
5.875% 3/15/11		2,077,000	2,161,540
RSC Equipment Rental, Inc. 10% 7/15/17 (h)		1,170,000	1,240,200
Tenneco, Inc. 8.625% 11/15/14		1,750,000	1,531,250
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,120,000	2,268,400
TRW Automotive, Inc. 7% 3/15/14 (h)		900,000	783,000
			16,628,573
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29		1,465,000	981,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co.: - continued
6.625% 10/1/28		$ 2,475,000	$ 1,683,000
7.45% 7/16/31		2,200,000	1,683,000
			4,347,550
Diversified Consumer Services - 0.0%
Affinion Group, Inc.:
10.125% 10/15/13 (h)		1,070,000	1,061,975
11.5% 10/15/15		1,005,000	964,800
Service Corp. International 7.5% 4/1/27		1,935,000	1,635,075
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)		970,000	853,600
Trustees of Dartmouth College 4.75% 6/1/19		1,000	1,036
			4,516,486
Hotels, Restaurants & Leisure - 0.6%
Ameristar Casinos, Inc. 9.25% 6/1/14 (h)		2,020,000	2,060,400
Carrols Corp. 9% 1/15/13		85,000	82,663
Chukchansi Economic Development Authority 8% 11/15/13 (h)		565,000	452,000
Harrah's Escrow Corp. 11.25% 6/1/17 (h)		2,635,000	2,687,700
Host Marriott LP:
6.375% 3/15/15		250,000	230,000
7.125% 11/1/13		5,360,000	5,199,200
ITT Corp. 7.375% 11/15/15		1,130,000	1,076,325
Landry's Restaurants, Inc. 14% 8/15/11		1,800,000	1,795,500
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (h)		4,330,000	909,300
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,512,219
MGM Mirage, Inc.:
8.375% 2/1/11		645,000	541,800
8.5% 9/15/10		735,000	712,950
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		4,175,000	3,423,500
6.875% 2/15/15		210,000	144,900
7.125% 8/15/14		1,350,000	945,000
Park Place Entertainment Corp. 7.875% 3/15/10		480,000	465,600
Penn National Gaming, Inc. 8.75% 8/15/19 (h)		2,695,000	2,695,000
Pinnacle Entertainment, Inc. 8.625% 8/1/17 (h)		2,520,000	2,494,800
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	365,025
11.875% 7/15/15		1,450,000	1,479,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13		$ 3,000,000	$ 2,662,500
7.25% 6/15/16		4,285,000	3,492,275
7.5% 10/15/27		2,025,000	1,420,031
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,043,113
9.25% 6/15/19 (h)		1,845,000	1,863,450
Seminole Hard Rock Entertainment, Inc. 3.1294% 3/15/14 (h)(o)		3,010,000	2,287,600
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		945,000	888,300
7.25% 5/1/12		1,760,000	1,654,400
Snoqualmie Entertainment Authority:
4.68% 2/1/14 (h)(o)		140,000	68,600
9.125% 2/1/15 (h)		1,100,000	605,000
Speedway Motorsports, Inc. 8.75% 6/1/16 (h)		1,855,000	1,887,463
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13		1,200,000	1,131,000
7.875% 5/1/12		2,095,000	2,105,475
7.875% 10/15/14		2,635,000	2,621,825
Times Square Hotel Trust 8.528% 8/1/26 (h)		108,352	99,207
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,112,300
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		480,000	478,800
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	2,737,625
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (h)		3,465,000	3,568,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		4,685,000	4,312,075
			67,312,871
Household Durables - 0.3%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	1,082,250
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,314,997
5.875% 1/15/36		13,274,000	11,099,639
6.375% 6/15/14		6,250,000	6,387,050
KB Home 5.875% 1/15/15		720,000	669,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. 12.25% 6/1/17 (h)		$ 2,145,000	$ 2,477,475
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,039,725
Ryland Group, Inc. 8.4% 5/15/17		1,855,000	1,873,550
Sealy Mattress Co. 8.25% 6/15/14		1,090,000	956,475
			31,900,761
Media - 2.0%
AMC Entertainment, Inc. 8.75% 6/1/19		2,740,000	2,712,600
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	2,000,782
6.875% 5/1/12		2,441,000	2,669,524
7.625% 4/15/31		500,000	549,083
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,795,000	1,934,113
Charter Communications Holdings I LLC:
9.92% 4/1/14 (c)		1,495,000	13,081
11.125% 1/15/14 (c)		505,000	4,419
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)		5,490,000	768,600
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (c)		3,865,000	4,294,981
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (h)(o)		3,865,000	3,903,650
10.375% 4/30/14 (h)(o)		2,220,000	2,247,750
12.875% 9/15/14 (h)		890,000	965,650
Clear Channel Communications, Inc.:
4.5% 1/15/10		1,060,000	935,450
7.65% 9/15/10		710,000	532,500
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	543,423
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,905,774
5.5% 3/15/11		382,000	400,901
5.7% 5/15/18		11,968,000	12,637,753
5.85% 1/15/10		61,000	62,104
6.45% 3/15/37		8,838,000	9,427,618
6.55% 7/1/39		9,000,000	9,743,382
COX Communications, Inc.:
4.625% 1/15/10		2,141,000	2,164,808
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc.: - continued
4.625% 6/1/13		$ 4,467,000	$ 4,603,503
6.25% 6/1/18 (h)		1,055,000	1,122,791
6.45% 12/1/36 (h)		913,000	936,639
6.95% 6/1/38 (h)		452,000	493,932
CSC Holdings, Inc.:
6.75% 4/15/12		3,945,000	3,964,725
8.5% 4/15/14 (h)		2,105,000	2,141,838
8.5% 6/15/15 (h)		2,340,000	2,363,400
8.625% 2/15/19 (h)		4,030,000	4,090,450
EchoStar Communications Corp.:
6.375% 10/1/11		4,340,000	4,345,425
7% 10/1/13		6,765,000	6,629,700
7.125% 2/1/16		1,345,000	1,291,200
7.75% 5/31/15		1,810,000	1,782,850
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	1,208,475
10% 7/15/17 (h)		1,130,000	1,180,850
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,018,000
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	468,125
6.625% 8/15/15		1,030,000	921,850
9.75% 4/1/14 (h)		1,830,000	1,939,800
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,344,250
8.25% 2/1/30		245,000	186,200
Marquee Holdings, Inc. 12% 8/15/14 (f)		2,965,000	2,453,538
News America Holdings, Inc. 7.75% 12/1/45		170,000	178,040
News America, Inc.:
4.75% 3/15/10		244,000	244,928
5.3% 12/15/14		876,000	939,063
6.15% 3/1/37		2,970,000	2,868,910
6.2% 12/15/34		5,330,000	5,172,594
6.65% 11/15/37		15,817,000	16,265,349
6.9% 3/1/19 (h)		4,805,000	5,412,986
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		6,505,000	4,520,975
10% 8/1/14		3,975,000	3,736,500
11.5% 5/1/16		2,225,000	2,213,875
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.625% 2/1/14		$ 2,325,000	$ 2,307,563
Quebecor Media, Inc.:
7.75% 3/15/16		4,712,000	4,417,500
7.75% 3/15/16		2,485,000	2,329,688
Regal Cinemas Corp. 8.625% 7/15/19 (h)		2,615,000	2,667,300
The Reader's Digest Association, Inc. 9% 2/15/17 (c)		2,805,000	66,619
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,607,003
5.85% 5/1/17		2,607,000	2,737,772
6.2% 7/1/13		2,324,000	2,511,349
6.75% 7/1/18		13,473,000	14,883,879
7.3% 7/1/38		7,850,000	8,882,032
8.75% 2/14/19		2,390,000	2,942,140
Time Warner, Inc.:
5.875% 11/15/16		4,296,000	4,488,637
6.5% 11/15/36		11,565,000	11,646,163
TL Acquisitions, Inc.:
10.5% 1/15/15 (h)		4,895,000	4,454,450
13.25% 7/15/15 (h)		1,600,000	1,448,000
Univision Communications, Inc. 12% 7/1/14 (h)		985,000	1,034,250
UPC Holding BV 9.875% 4/15/18 (h)		3,250,000	3,274,375
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,476,158
6.25% 4/30/16		5,600,000	6,007,898
6.75% 10/5/37		1,460,000	1,529,262
Videotron Ltd.:
9.125% 4/15/18 (h)		1,680,000	1,768,200
9.125% 4/15/18		1,630,000	1,711,500
Visant Holding Corp. 8.75% 12/1/13		450,000	454,500
			239,104,945
Multiline Retail - 0.1%
Dollar General Corp. 10.625% 7/15/15		1,995,000	2,214,450
Federated Retail Holdings, Inc. 5.9% 12/1/16		1,625,000	1,432,433
Macy's Retail Holdings, Inc. 8.875% 7/15/15		1,055,000	1,068,392
Matahari Finance BV 9.5% 10/6/09		1,095,000	1,095,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Neiman Marcus Group, Inc.:
9% 10/15/15 pay-in-kind (f)		$ 1,164,015	$ 869,519
10.375% 10/15/15		1,130,000	858,800
			7,538,594
Specialty Retail - 0.1%
Ltd. Brands, Inc. 8.5% 6/15/19 (h)		1,265,000	1,258,675
Michaels Stores, Inc. 10% 11/1/14		1,705,000	1,628,275
Sally Holdings LLC 9.25% 11/15/14		3,215,000	3,319,488
Toys 'R' Us, Inc.:
7.375% 10/15/18		735,000	540,225
7.625% 8/1/11		4,470,000	4,201,800
			10,948,463
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 4.5925% 12/15/14 (o)		2,020,000	1,737,200
Levi Strauss & Co.:
8.875% 4/1/16		1,285,000	1,285,000
9.75% 1/15/15		4,055,000	4,115,825
			7,138,025
TOTAL CONSUMER DISCRETIONARY			389,436,268
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (h)		13,000,000	14,541,553
7.75% 1/15/19 (h)		4,750,000	5,561,737
Constellation Brands, Inc.:
7.25% 9/1/16		3,135,000	3,033,113
7.25% 5/15/17		495,000	478,913
8.375% 12/15/14		2,835,000	2,877,525
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,107,352
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,007,295
PepsiCo, Inc. 7.9% 11/1/18		9,430,000	11,892,890
			42,500,378
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	203,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Albertsons, Inc.: - continued
7.75% 6/15/26		$ 600,000	$ 513,000
8% 5/1/31		2,385,000	2,068,988
CVS Caremark Corp.:
0.9675% 6/1/10 (o)		2,296,000	2,291,746
6.036% 12/10/28		14,222,232	13,423,227
6.302% 6/1/37 (o)		13,351,000	10,547,290
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	318,150
7.5% 11/15/14		1,595,000	1,571,075
8% 5/1/16		4,285,000	4,242,150
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (h)		2,330,000	2,295,050
			37,473,801
Food Products - 0.5%
Cargill, Inc.:
6% 11/27/17 (h)		9,457,000	10,120,957
6.625% 9/15/37 (h)		8,334,000	8,654,426
Dean Foods Co.:
6.9% 10/15/17		4,565,000	4,154,150
7% 6/1/16		2,740,000	2,561,900
General Mills, Inc.:
5.2% 3/17/15		7,738,000	8,329,129
5.65% 2/15/19		1,586,000	1,713,687
H.J. Heinz Finance Co. 7.125% 8/1/39 (h)		4,605,000	5,407,380
Kraft Foods, Inc.:
5.625% 11/1/11		3,660,000	3,947,167
6.125% 2/1/18		5,261,000	5,757,538
6.75% 2/19/14		540,000	612,850
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,575,063
Smithfield Foods, Inc. 10% 7/15/14 (h)		1,055,000	1,060,275
			53,894,522
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,901,213
Revlon Consumer Products Corp. 9.5% 4/1/11		3,075,000	2,902,031
			4,803,244
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		$ 22,622,000	$ 27,672,248
9.95% 11/10/38		7,025,000	9,259,112
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,950,919
5.65% 5/16/18		7,161,000	7,615,487
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	2,981,424
7.25% 6/15/37		4,865,000	4,679,201
			62,158,391
TOTAL CONSUMER STAPLES			200,830,336
ENERGY - 3.4%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,375,000	1,292,500
7.75% 5/15/17		1,955,000	1,867,025
DCP Midstream LLC 9.75% 3/15/19 (h)		4,663,000	5,543,603
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	1,204,350
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,649,407
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,798,155
5.15% 3/15/13		2,277,000	2,372,723
7% 3/15/38		5,880,000	6,080,002
9.625% 3/1/19		1,500,000	1,822,293
			25,630,058
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16		14,836,000	15,428,416
6.45% 9/15/36		2,115,000	2,093,581
Arch Coal, Inc. 8.75% 8/1/16 (h)		1,545,000	1,545,000
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,532,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,304,100
Berry Petroleum Co. 10.25% 6/1/14		975,000	1,018,875
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	2,498,665
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,705,061
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.: - continued
5.7% 5/15/17		$ 16,009,000	$ 16,767,651
Chesapeake Energy Corp.:
6.5% 8/15/17		3,485,000	3,101,650
6.875% 1/15/16		580,000	530,700
7.25% 12/15/18		1,600,000	1,460,000
7.5% 9/15/13		2,265,000	2,208,375
7.5% 6/15/14		1,790,000	1,736,300
7.625% 7/15/13		895,000	879,338
9.5% 2/15/15		8,575,000	8,746,500
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,648,720
4.75% 2/1/14		1,055,000	1,131,175
5.75% 2/1/19		2,930,000	3,208,350
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,120,950
Drummond Co., Inc. 7.375% 2/15/16 (h)		5,390,000	4,689,300
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,068,380
6.75% 2/15/32		10,542,000	10,102,304
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,189,981
6.45% 11/3/36 (h)		2,400,000	2,164,243
6.875% 2/1/11		2,313,000	2,411,989
7.875% 8/16/10		1,037,000	1,085,816
El Paso Corp. 8.25% 2/15/16		875,000	875,000
El Paso Energy Corp. 7.75% 1/15/32		1,315,000	1,170,951
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	960,770
El Paso Performance-Linked Trust 7.75% 7/15/11 (h)		3,100,000	2,991,500
Empresa Nacional de Petroleo 6.75% 11/15/12 (h)		1,694,000	1,822,475
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,803,063
6.5% 4/15/18		2,372,000	2,491,200
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,140,154
Enterprise Products Operating LP:
4.625% 10/15/09		1,947,000	1,950,259
5.6% 10/15/14		1,955,000	2,067,831
5.65% 4/1/13		697,000	740,593
Forest Oil Corp.:
7.25% 6/15/19		1,080,000	1,015,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp.: - continued
7.75% 5/1/14		$ 1,005,000	$ 949,725
8.5% 2/15/14 (h)		4,070,000	4,090,350
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,979,250
Gazstream SA 5.625% 7/22/13 (h)		823,342	823,342
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,010,111
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		2,025,000	1,974,375
9.125% 7/2/18 (h)		1,015,000	979,475
11.75% 1/23/15 (h)		1,085,000	1,177,225
Lukoil International Finance BV 6.656% 6/7/22 (h)		1,222,000	1,105,910
Massey Energy Co. 6.875% 12/15/13		4,845,000	4,554,300
Nakilat, Inc. 6.067% 12/31/33 (h)		4,384,000	3,650,425
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	187,272
Newfield Exploration Co. 7.125% 5/15/18		2,330,000	2,283,400
Nexen, Inc.:
5.05% 11/20/13		3,845,000	3,948,850
5.2% 3/10/15		909,000	918,974
5.875% 3/10/35		240,000	211,072
6.4% 5/15/37		3,645,000	3,372,704
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,833,395
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	400,000
8.75% 12/1/13		610,000	588,650
Pemex Project Funding Master Trust:
1.9294% 6/15/10 (h)(o)		1,245,000	1,241,888
6.625% 6/15/35		625,000	569,239
Petro-Canada:
6.05% 5/15/18		3,850,000	3,988,831
6.8% 5/15/38		18,950,000	20,056,794
Petrobras International Finance Co. Ltd. 7.875% 3/15/19		10,219,000	11,521,923
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,440,450
9.125% 7/15/13		4,270,000	4,312,700
10.5% 8/1/14 (h)		3,025,000	3,176,250
Petroleos de Venezuela SA:
5.25% 4/12/17		15,845,000	8,714,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
5.375% 4/12/27		$ 3,795,000	$ 1,631,850
Petroleos Mexicanos 8% 5/3/19 (h)		657,000	739,125
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	719,475
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,492,650
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,685,525
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,390,936
6.65% 1/15/37		4,430,000	4,612,813
7.75% 10/15/12		2,358,000	2,606,929
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,617,113
7.75% 6/15/15		485,000	470,450
10% 3/1/16		3,215,000	3,391,825
Quicksilver Resources, Inc.:
7.125% 4/1/16		1,975,000	1,659,000
9.125% 8/15/19		2,040,000	1,983,900
11.75% 1/1/16		2,255,000	2,395,938
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		2,355,000	2,219,588
7.375% 7/15/13		2,060,000	2,049,700
7.5% 5/15/16		2,250,000	2,205,000
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,987,000	3,252,195
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	4,891,833
5.5% 9/30/14 (h)		6,670,000	6,902,096
5.832% 9/30/16 (h)		1,343,000	1,379,301
6.332% 9/30/27 (h)		1,840,000	1,694,419
6.75% 9/30/19 (h)		5,651,000	5,906,357
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	2,931,067
SandRidge Energy, Inc.:
4.2219% 4/1/14 (o)		1,675,000	1,381,875
8.625% 4/1/15 pay-in-kind (o)		2,925,000	2,764,125
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,899,800
Source Gas LLC 5.9% 4/1/17 (h)		3,544,000	2,876,746
Southwestern Energy Co. 7.5% 2/1/18 (h)		2,315,000	2,315,000
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	15,339,869
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18		$ 10,851,000	$ 11,365,327
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (h)		1,910,000	1,919,550
Teekay Corp. 8.875% 7/15/11		2,115,000	2,104,425
TEPPCO Partners LP:
5.9% 4/15/13		3,239,000	3,484,724
6.65% 4/15/18		4,741,000	5,110,812
7.55% 4/15/38		9,095,000	10,619,877
Texas Eastern Transmission LP 6% 9/15/17 (h)		5,990,000	6,443,695
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		3,225,000	3,208,875
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)		2,371,000	1,991,640
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,827,719
5.65% 4/1/16		1,200,000	1,256,702
5.9% 8/1/12		4,452,000	4,815,550
YPF SA 10% 11/2/28		2,325,000	2,104,125
			378,127,567
TOTAL ENERGY			403,757,625
FINANCIALS - 9.6%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (o)		2,340,000	2,337,583
0.9025% 9/9/09 (o)		1,271,000	1,271,015
4.245% 1/7/10		1,217,000	1,223,529
4.5% 10/28/10		1,833,000	1,903,486
5.3% 10/30/15		1,170,000	1,185,848
5.85% 7/19/10		3,769,000	3,873,096
6.95% 8/10/12		10,980,000	12,267,504
BlackRock, Inc. 6.25% 9/15/17		14,822,000	15,591,380
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,231,018
5.625% 1/15/17		3,200,000	3,181,878
5.95% 1/18/18		3,989,000	4,152,585
6% 5/1/14		9,300,000	10,027,288
6.15% 4/1/18		4,275,000	4,512,609
6.75% 10/1/37		28,895,000	28,929,067
7.5% 2/15/19		1,757,000	2,022,825
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		$ 2,399,000	$ 2,375,526
6.5% 6/15/12		4,172,000	4,134,160
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	8,732,961
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	6,978,368
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,757,256
7.125% 5/15/15		1,377,000	1,383,247
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	17,356,418
6.15% 4/25/13		4,271,000	4,446,700
6.4% 8/28/17		2,720,000	2,680,552
6.875% 4/25/18		4,701,000	4,800,102
Morgan Stanley:
0.7875% 1/9/12 (o)		9,924,000	9,594,186
0.8375% 1/9/14 (o)		5,002,000	4,628,471
4.75% 4/1/14		2,429,000	2,411,431
5.05% 1/21/11		3,045,000	3,144,846
5.25% 11/2/12		244,000	258,010
5.45% 1/9/17		2,238,000	2,219,315
5.95% 12/28/17		5,050,000	5,163,751
6% 5/13/14		7,810,000	8,281,638
6.6% 4/1/12		5,719,000	6,214,185
6.625% 4/1/18		15,268,000	16,314,453
6.75% 4/15/11		836,000	889,079
7.3% 5/13/19		8,304,000	9,247,592
Northern Trust Corp.:
4.625% 5/1/14		1,762,000	1,870,907
5.5% 8/15/13		2,560,000	2,792,438
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)		978,000	984,113
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,182,409
UBS AG Stamford Branch:
5.75% 4/25/18		16,505,000	16,214,826
5.875% 12/20/17		15,572,000	15,429,392
			265,197,043
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.5%
American Express Bank FSB:
5.5% 4/16/13		$ 4,091,000	$ 4,245,055
6% 9/13/17		10,621,000	10,480,229
ANZ National International Ltd. 6.2% 7/19/13 (h)		1,099,000	1,181,315
Bank of America NA:
5.3% 3/15/17		3,315,000	3,049,701
6% 10/15/36		690,000	638,812
Bank One Corp.:
5.25% 1/30/13		930,000	982,903
7.875% 8/1/10		691,000	730,761
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,314,000	1,920,620
BB&T Corp. 6.5% 8/1/11		1,243,000	1,300,199
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,631,694
Credit Suisse First Boston 6% 2/15/18		16,107,000	16,565,792
Credit Suisse First Boston New York Branch 5% 5/15/13		9,569,000	10,158,785
Credit Suisse New York Branch 5.5% 5/1/14		5,590,000	6,007,864
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (h)(o)		3,914,986	3,484,338
Development Bank of Philippines 8.375% (o)		1,355,000	1,321,125
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		5,710,000	5,139,000
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		2,684,000	2,630,320
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,960,340
5.25% 2/10/14 (h)		565,000	564,095
5.5% 10/17/12		2,256,000	2,332,458
Fifth Third Bancorp:
4.5% 6/1/18		123,000	90,873
8.25% 3/1/38		2,099,000	1,864,672
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,059,757
HSBC Holdings PLC:
0.7775% 10/6/16 (o)		1,143,000	1,059,129
6.5% 9/15/37		8,400,000	8,687,221
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		3,405,000	3,047,475
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,208,536
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,495,000	1,465,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.8% 7/1/14		$ 3,619,000	$ 3,487,341
7% 2/1/11		1,124,000	1,144,071
Korea Development Bank 4.625% 9/16/10		1,833,000	1,848,568
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (h)(o)		720,797	586,288
National City Bank, Cleveland 4.5% 3/15/10		2,943,000	2,984,505
PNC Funding Corp.:
0.6275% 1/31/12 (o)		5,982,000	5,689,528
7.5% 11/1/09		2,026,000	2,043,655
RSHB Capital SA 9% 6/11/14 (h)		605,000	642,813
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (h)(o)		3,253,827	2,993,980
5.805% 6/20/16 (h)(o)		4,204,000	3,452,535
Sovereign Bank 2.1931% 8/1/13 (o)		985	937
Standard Chartered Bank 6.4% 9/26/17 (h)		13,265,000	12,898,209
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		2,933,000	2,572,197
Union Planters Corp. 7.75% 3/1/11		600,000	581,728
UnionBanCal Corp. 5.25% 12/16/13		662,000	615,197
Vimpel Communications 8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		660,000	683,100
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,415,415
6.6% 1/15/38		9,000,000	9,279,820
Wachovia Corp.:
0.6331% 4/23/12 (o)		543,000	523,998
0.6394% 10/15/11 (o)		4,016,000	3,914,295
5.625% 10/15/16		3,399,000	3,389,938
5.75% 6/15/17		2,933,000	3,093,200
Wells Fargo & Co.:
4.2% 1/15/10		2,635,000	2,661,202
5.625% 12/11/17		10,423,000	10,920,928
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	606,802
			178,838,419
Consumer Finance - 1.6%
American General Finance Corp. 6.9% 12/15/17		5,510,000	3,402,243
Capital One Bank USA NA 8.8% 7/15/19		6,680,000	7,156,872
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
0.93% 9/10/09 (o)		$ 3,277,000	$ 3,276,400
5.7% 9/15/11		5,251,000	5,418,250
7.375% 5/23/14		7,440,000	8,115,894
Discover Financial Services:
1.1688% 6/11/10 (o)		4,022,000	3,919,242
6.45% 6/12/17		9,775,000	8,522,979
10.25% 7/15/19		11,010,000	12,058,725
Ford Motor Credit Co. LLC:
7.25% 10/25/11		8,405,000	7,903,600
7.5% 8/1/12		3,600,000	3,312,000
8% 6/1/14		3,390,000	3,129,987
8% 12/15/16		2,135,000	1,870,565
8.625% 11/1/10		1,075,000	1,073,884
12% 5/15/15		3,440,000	3,577,600
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	5,870,882
5.625% 5/1/18		25,000,000	24,894,125
5.875% 1/14/38		14,000,000	12,427,870
5.9% 5/13/14		10,290,000	10,997,036
6.375% 11/15/67 (o)		9,000,000	7,267,500
General Motors Acceptance Corp.:
6.875% 9/15/11		975,000	887,250
6.875% 8/28/12		2,800,000	2,436,000
GMAC LLC:
6.625% 5/15/12		435,000	379,538
6.75% 12/1/14 (h)		5,125,000	4,202,500
6.875% 9/15/11 (h)		2,920,000	2,686,400
8% 11/1/31 (h)		3,500,000	2,730,000
Household Finance Corp.:
6.375% 10/15/11		1,860,000	1,953,846
7% 5/15/12		468,000	504,184
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,340,765
5.25% 1/15/14		1,054,000	1,074,708
MBNA America Bank NA 7.125% 11/15/12 (h)		693,000	718,904
MBNA Corp. 7.5% 3/15/12		1,608,000	1,696,651
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)		4,245,000	4,208,947
ORIX Corp. 5.48% 11/22/11		385,000	379,997
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.6638% 7/26/10 (o)		$ 8,343,000	$ 7,633,261
0.7338% 10/25/11 (o)		12,343,000	9,775,347
0.8294% 3/15/11 (o)		112,000	96,486
4.5% 7/26/10		7,157,000	6,847,274
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)		368,851	364,510
			184,112,222
Diversified Financial Services - 1.3%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,464,877
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,806,650
CIT Group, Inc.:
4.75% 12/15/10		1,085,000	657,050
5.2% 11/3/10		1,265,000	760,833
5.4% 3/7/13		1,005,000	568,326
5.6% 4/27/11		740,000	441,570
7.625% 11/30/12		1,985,000	1,124,636
Citigroup, Inc.:
0.5194% 5/18/11 (o)		2,811,000	2,689,809
5.3% 10/17/12		14,295,000	14,440,795
5.5% 4/11/13		13,549,000	13,485,984
6.125% 5/15/18		15,634,000	14,699,806
6.5% 1/18/11		1,307,000	1,350,732
6.5% 8/19/13		6,153,000	6,318,147
CME Group, Inc. 5.75% 2/15/14		506,000	553,034
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18		8,874,000	9,681,410
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)		3,410,000	3,145,725
9% 6/1/16 (h)		150,000	143,250
ILFC E-Capital Trust I 5.9% 12/21/65 (h)(o)		2,996,000	1,258,320
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,363,914
5.65% 6/1/14		10,520,000	7,895,460
6.375% 3/25/13		1,503,000	1,179,383
6.625% 11/15/13		2,721,000	2,106,955
JPMorgan Chase & Co.:
4.65% 6/1/14		13,500,000	14,095,809
4.891% 9/1/15 (o)		2,729,000	2,463,635
5.6% 6/1/11		2,139,000	2,257,631
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.75% 1/2/13		$ 2,217,000	$ 2,365,794
6.75% 2/1/11		376,000	400,235
Leucadia National Corp.:
7% 8/15/13		1,550,000	1,472,500
7.125% 3/15/17		835,000	759,850
NSG Holdings II, LLC 7.75% 12/15/25 (h)		6,440,000	5,377,400
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		1,800,000	1,793,250
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	772,303
5.5% 1/15/14 (h)		695,000	531,090
5.7% 4/15/17 (h)		1,696,000	1,072,927
SIRENS B.V. Series 2007-2 Class A1, 2.31% 4/13/10 (h)(o)		10,000,000	9,213,000
Sunwest Management, Inc. 8.385% 6/9/10 (c)(o)		325,000	162,500
TMK Capital SA 10% 7/29/11		2,800,000	2,709,000
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,116,575
ZFS Finance USA Trust I 6.15% 12/15/65 (h)(o)		5,692,000	4,952,040
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	5,006,850
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,340,843
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	2,437,500
			154,437,398
Insurance - 1.1%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,216,020
6.2% 5/16/14		6,893,000	7,506,215
7.45% 5/16/19		6,826,000	7,886,392
American International Group, Inc. 8.175% 5/15/68 (o)		7,875,000	3,701,250
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,955,393
6.75% 2/15/34		1,967,000	1,572,797
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	564,480
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,177,890
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	750,107
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	434,927
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		$ 8,000,000	$ 8,977,496
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (h)(o)		7,114,000	6,845,091
MetLife, Inc.:
5% 6/15/15		1,163,000	1,207,549
6.125% 12/1/11		990,000	1,058,056
6.75% 6/1/16		7,610,000	8,324,533
7.717% 2/15/19		10,958,000	12,817,562
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)		3,299,000	3,319,200
5.125% 4/10/13 (h)		559,000	575,089
5.125% 6/10/14 (h)		6,751,000	7,035,116
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,688,417
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,227,836
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	11,385,394
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		9,490,000	10,066,024
Prudential Financial, Inc.:
5.15% 1/15/13		2,167,000	2,183,491
5.4% 6/13/35		452,000	373,128
5.5% 3/15/16		425,000	419,730
5.7% 12/14/36		384,000	337,002
6.2% 1/15/15		1,180,000	1,236,114
7.375% 6/15/19		3,230,000	3,510,390
8.875% 6/15/68 (o)		2,972,000	2,749,100
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)		3,342,000	2,704,574
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	4,190,113
The Chubb Corp.:
5.75% 5/15/18		4,035,000	4,378,370
6.5% 5/15/38		3,390,000	3,860,010
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,296,446
			135,531,302
Real Estate Investment Trusts - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,403,502
Arden Realty LP 5.2% 9/1/11		1,339,000	1,385,864
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	367,927
5.5% 1/15/12		3,337,000	3,463,763
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09		$ 3,087,000	$ 3,084,336
5.625% 12/15/10		4,079,000	4,064,662
5.7% 5/1/17		5,943,000	4,976,858
5.75% 4/1/12		2,463,000	2,401,629
BRE Properties, Inc. 5.75% 9/1/09		611,000	611,000
Camden Property Trust:
4.375% 1/15/10		1,479,000	1,489,187
5.375% 12/15/13		656,000	646,268
5.875% 11/30/12		2,958,000	3,040,102
Colonial Properties Trust 6.875% 8/15/12		4,000,000	3,950,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,747,402
CPG Partners LP 6% 1/15/13		1,017,000	1,019,894
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	2,911,938
5% 5/3/10		2,241,000	2,177,761
5.25% 4/15/11		2,432,000	2,298,128
5.375% 10/15/12		1,286,000	1,168,136
Duke Realty LP:
4.625% 5/15/13		627,000	588,281
5.25% 1/15/10		453,000	454,223
5.4% 8/15/14		5,247,000	4,933,660
5.625% 8/15/11		2,957,000	2,986,795
5.875% 8/15/12		1,009,000	1,011,696
5.95% 2/15/17		699,000	629,008
6.25% 5/15/13		14,190,000	14,260,158
6.5% 1/15/18		3,795,000	3,491,389
Equity One, Inc.:
6% 9/15/17		854,000	748,031
6.25% 1/15/17		494,000	446,535
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	406,479
6% 7/15/12		2,933,000	3,025,252
6.2% 1/15/17		620,000	580,332
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	70,881
HMB Capital Trust V 4.2294% 12/15/36 (c)(h)(o)		270,000	27
Host Hotels & Resorts LP:
6.875% 11/1/14		835,000	793,250
9% 5/15/17 (h)		2,135,000	2,177,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15		$ 890,000	$ 774,005
6.25% 6/15/17		1,232,000	1,082,004
6.65% 1/15/18		618,000	539,800
Liberty Property LP:
5.125% 3/2/15		848,000	784,079
5.5% 12/15/16		1,487,000	1,308,200
6.625% 10/1/17		3,785,000	3,491,125
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,459,990
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	813,418
7.75% 2/15/11		976,000	1,026,099
Omega Healthcare Investors, Inc.:
7% 4/1/14		5,850,000	5,469,750
7% 1/15/16		1,960,000	1,773,800
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	2,962,633
Rouse Co.:
5.375% 11/26/13 (c)		145,000	109,475
7.2% 9/15/12 (c)		10,000	7,700
Senior Housing Properties Trust 8.625% 1/15/12		250,000	250,000
Simon Property Group LP:
4.6% 6/15/10		1,096,000	1,117,610
4.875% 8/15/10		675,000	691,640
5% 3/1/12		363,000	372,144
5.375% 6/1/11		621,000	638,605
5.6% 9/1/11		2,718,000	2,817,965
5.75% 5/1/12		1,267,000	1,328,790
7.75% 1/20/11		821,000	865,591
Tanger Properties LP 6.15% 11/15/15		24,000	22,574
UDR, Inc. 5.5% 4/1/14		2,755,000	2,657,789
Ventas Realty LP:
6.5% 6/1/16		105,000	97,650
6.5% 6/1/16		450,000	418,500
6.625% 10/15/14		2,515,000	2,389,250
6.75% 4/1/17		30,000	27,975
Washington (REIT) 5.95% 6/15/11		3,637,000	3,591,767
			123,701,982
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 11,615,000	$ 11,034,250
8.125% 6/1/12		3,265,000	3,216,025
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,305,208
5.375% 8/1/16		2,681,000	2,569,865
5.5% 10/1/12		3,655,000	3,814,292
5.75% 6/15/17		9,733,000	9,431,929
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	62,750
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,296,392
6.3% 6/1/13		2,397,000	2,344,045
Regency Centers LP:
4.95% 4/15/14		611,000	546,945
5.25% 8/1/15		2,133,000	1,916,859
5.875% 6/15/17		1,056,000	952,695
			38,491,255
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	7,891,449
5.65% 5/1/18		13,300,000	12,860,342
6.5% 8/1/16		9,000,000	9,274,410
7.375% 5/15/14		13,211,000	14,484,501
7.625% 6/1/19		12,000,000	13,212,072
Countrywide Financial Corp. 5.8% 6/7/12		2,916,000	3,025,630
Countrywide Home Loans, Inc. 4% 3/22/11		4,327,000	4,368,959
Independence Community Bank Corp.:
2.4169% 4/1/14 (o)		4,218,000	3,726,540
4.9% 9/23/10		1,696,000	1,751,120
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	38,000
			70,633,023
TOTAL FINANCIALS			1,150,942,644
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.0%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		$ 2,956,000	$ 3,264,544
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,030,063
10.375% 10/15/17 pay-in-kind (o)		3,155,000	3,257,538
11.625% 10/15/17		5,185,000	5,444,250
Inverness Medical Innovations, Inc. 9% 5/15/16		2,790,000	2,776,050
			16,507,901
Health Care Providers & Services - 0.6%
Community Health Systems, Inc. 8.875% 7/15/15		7,875,000	7,894,688
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,557,492
6.3% 8/15/14		3,618,000	3,297,471
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,591,788
6.25% 6/15/14		4,238,000	4,631,685
7.25% 6/15/19		2,744,000	3,182,176
HCA, Inc.:
6.5% 2/15/16		3,305,000	2,842,300
7.875% 2/15/20 (h)		1,855,000	1,820,219
8.5% 4/15/19 (h)		3,030,000	3,048,938
9.125% 11/15/14		3,905,000	3,963,575
9.25% 11/15/16		4,905,000	4,954,050
9.625% 11/15/16 pay-in-kind (o)		11,255,066	11,353,548
9.875% 2/15/17 (h)		540,000	553,500
HealthSouth Corp. 10.75% 6/15/16		2,310,000	2,442,825
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	925,900
7.75% 7/15/15 (h)		775,000	724,625
Rural/Metro Corp. 0% 3/15/16 (e)		995,000	840,775
Select Medical Corp. 7.625% 2/1/15		1,090,000	993,263
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	65,280
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,750
Tenet Healthcare Corp. 8.875% 7/1/19 (h)		980,000	1,004,500
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind (o)		900,000	778,500
Viant Holdings, Inc. 10.125% 7/15/17 (h)		71,000	66,740
			64,543,588
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		$ 7,885,000	$ 7,589,313
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,911,466
6.45% 9/15/37		2,600,000	3,057,772
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,195,631
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,073,371
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,428,888
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,023,278
Valeant Pharmaceuticals International 8.375% 6/15/16 (h)		3,170,000	3,233,400
			23,923,806
TOTAL HEALTH CARE			115,829,152
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (h)		2,640,000	2,684,489
6.375% 6/1/19 (h)		8,071,000	8,755,945
6.4% 12/15/11 (h)		818,000	876,804
BE Aerospace, Inc. 8.5% 7/1/18		2,405,000	2,368,925
Bombardier, Inc.:
6.3% 5/1/14 (h)		340,000	314,500
6.75% 5/1/12 (h)		2,140,000	2,091,850
7.45% 5/1/34 (h)		205,000	161,950
8% 11/15/14 (h)		915,000	893,269
DigitalGlobe, Inc. 10.5% 5/1/14 (h)		1,315,000	1,367,600
			19,515,332
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,949,300
6.977% 11/23/22		1,075,983	688,629
6.978% 10/1/12		395,515	379,694
7.024% 4/15/11		2,830,000	2,815,850
7.858% 4/1/13		5,433,000	5,188,515
8.608% 10/1/12		960,000	806,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates: - continued
10.375% 7/2/19		$ 1,905,000	$ 1,981,200
AMR Corp. 9% 8/1/12		485,000	206,125
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		382,027	324,723
7.73% 9/15/12		18,833	16,385
7.875% 7/2/18		1,512,164	998,028
9.558% 9/1/19		237,842	147,462
9.798% 4/1/21		761,126	471,898
6.648% 3/15/19		3,081,540	2,650,124
6.82% 5/1/18		221,731	184,037
6.9% 7/2/19		855,847	744,587
7.056% 3/15/11		1,759,000	1,750,205
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		364,146	325,911
7.57% 11/18/10		11,576,000	11,286,600
8.021% 8/10/22		1,770,357	1,239,250
8.954% 8/10/14		2,446,576	1,761,535
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,096,013	745,289
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,181,448	1,679,715
8.36% 7/20/20		1,464,646	1,215,656
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		874,635	524,781
6.071% 9/1/14		48,780	48,537
6.201% 3/1/10		31,134	30,667
6.602% 9/1/13		88,349	87,024
7.032% 4/1/12		310,921	307,812
7.186% 10/1/12		773,330	763,664
			42,319,603
Building Products - 0.1%
Masco Corp. 0.9388% 3/12/10 (o)		3,759,949	3,692,597
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Owens Corning:
6.5% 12/1/16		$ 1,835,000	$ 1,739,626
9% 6/15/19		725,000	746,750
			6,178,973
Commercial Services & Supplies - 0.2%
ARAMARK Corp.:
3.9831% 2/1/15 (o)		4,985,000	4,249,713
8.5% 2/1/15		2,775,000	2,684,813
Casella Waste Systems, Inc. 11% 7/15/14 (h)		675,000	698,625
Cenveo Corp. 7.875% 12/1/13		1,090,000	812,050
Clean Harbors, Inc. 7.625% 8/15/16 (h)		1,060,000	1,065,300
Corrections Corp. of America 6.25% 3/15/13		1,280,000	1,251,200
Iron Mountain, Inc.:
6.625% 1/1/16		3,100,000	2,929,500
7.75% 1/15/15		2,545,000	2,538,638
JohnsonDiversey, Inc. 9.625% 5/15/12		775,000	786,625
Rental Service Corp. 9.5% 12/1/14		2,860,000	2,581,150
			19,597,614
Construction & Engineering - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)		3,495,000	3,547,425
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,787,300
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,632,058
5.45% 10/15/12		618,000	673,560
6% 10/15/17		2,929,000	3,224,603
General Electric Co. 5.25% 12/6/17		17,730,000	18,101,975
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	877,300
13.5% 12/1/15 pay-in-kind (h)		805,100	390,876
			25,900,372
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (h)		611,000	622,396
Case Corp. 7.25% 1/15/16		1,705,000	1,624,013
Case New Holland, Inc. 7.75% 9/1/13 (h)		2,355,000	2,319,675
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		$ 885,000	$ 805,350
9.5% 8/1/14 (h)		652,000	596,580
11.75% 8/1/16		1,070,000	898,800
Terex Corp. 8% 11/15/17		2,830,000	2,405,500
			9,272,314
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		3,070,000	2,686,250
Professional Services - 0.0%
Altegrity, Inc.:
10.5% 11/1/15 (h)		1,250,000	1,034,375
11.75% 5/1/16 (h)		950,000	724,375
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,062,900
7.75% 10/1/16		765,000	738,225
			4,559,875
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		2,140,000	1,712,000
7.75% 5/15/16		3,495,000	2,704,256
Hertz Corp.:
8.875% 1/1/14		6,310,000	5,994,500
10.5% 1/1/16		2,385,000	2,343,263
Kansas City Southern Railway Co. 8% 6/1/15		2,410,000	2,361,800
			15,115,819
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (f)		2,515,000	2,175,475
TOTAL INDUSTRIALS			155,656,352
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19		766,000	799,473
Lucent Technologies, Inc.:
6.45% 3/15/29		3,775,000	2,567,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28		$ 1,940,000	$ 1,319,200
Nokia Corp. 5.375% 5/15/19		7,297,000	7,647,562
			12,333,235
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings:
6.375% 10/1/11		1,445,000	1,416,100
6.8% 10/1/16		4,400,000	4,004,000
Seagate Technology International 10% 5/1/14 (h)		1,455,000	1,556,850
			6,976,950
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	2,867,631
8.25% 3/15/18		2,360,000	2,324,600
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	2,996,114
6% 10/1/12		3,877,000	4,011,164
6.55% 10/1/17		2,360,000	2,345,120
7.125% 10/1/37		1,895,000	1,895,072
			16,439,701
Internet Software & Services - 0.0%
Terremark Worldwide, Inc. 12% 6/15/17 (h)		3,465,000	3,638,250
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		1,795,000	1,525,750
First Data Corp. 9.875% 9/24/15		4,450,000	3,782,500
Iron Mountain, Inc. 8% 6/15/20		1,205,000	1,168,850
SunGard Data Systems, Inc. 10.25% 8/15/15		990,000	980,100
			7,457,200
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		7,485,000	6,010,305
Xerox Corp. 5.5% 5/15/12		1,602,000	1,670,075
			7,680,380
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		2,930,000	2,871,400
9.25% 6/1/16		2,610,000	2,616,525
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd. 10.125% 12/1/13		$ 1,020,000	$ 1,065,900
National Semiconductor Corp. 0.8794% 6/15/10 (o)		3,100,704	2,986,896
			9,540,721
TOTAL INFORMATION TECHNOLOGY			64,066,437
MATERIALS - 1.8%
Chemicals - 0.5%
Ashland, Inc. 9.125% 6/1/17 (h)		1,095,000	1,149,750
Berry Plastics Corp. 5.2594% 2/15/15 (o)		1,975,000	1,767,625
Chemtura Corp. 6.875% 6/1/16 (c)		595,000	541,450
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,689,405
7.6% 5/15/14		15,028,000	16,227,385
8.55% 5/15/19		10,360,000	11,284,682
E.I. du Pont de Nemours & Co. 5% 1/15/13		254,000	274,927
Huntsman International LLC 7.875% 11/15/14		480,000	424,800
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (h)		2,130,000	2,177,925
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	448,800
Lubrizol Corp. 8.875% 2/1/19		928,000	1,144,067
Momentive Performance Materials, Inc. 9.75% 12/1/14		2,675,000	1,685,250
Nalco Co.:
7.75% 11/15/11		386,000	386,000
8.25% 5/15/17 (h)		2,595,000	2,692,313
8.875% 11/15/13		1,270,000	1,279,525
NOVA Chemicals Corp.:
4.5375% 11/15/13 (o)		2,720,000	2,393,600
6.5% 1/15/12		4,240,000	4,070,400
Pliant Corp. 11.125% 6/15/49 (c)		60,320	7,238
			57,645,142
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,799,260
Containers & Packaging - 0.2%
Ball Corp. 7.125% 9/1/16		2,355,000	2,366,775
BWAY Corp. 10% 4/15/14 (h)		1,600,000	1,664,000
Cascades, Inc. 7.25% 2/15/13		1,105,000	1,041,463
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (h)		1,320,000	1,310,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		$ 700,000	$ 691,250
Crown Cork & Seal, Inc.:
7.375% 12/15/26		4,250,000	3,655,000
8% 4/15/23		335,000	309,875
Graphic Packaging International, Inc.:
8.5% 8/15/11		1,520,000	1,520,000
9.5% 6/15/17 (h)		1,660,000	1,705,650
Greif, Inc. 6.75% 2/1/17		4,050,000	3,786,750
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16 (h)		2,130,000	2,106,038
Owens-Illinois, Inc. 7.8% 5/15/18		985,000	970,225
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,824,965
6.4% 1/15/18		1,749,000	1,729,502
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,325,750
9.25% 3/15/16 (h)		505,000	530,250
Vitro SAB de CV 8.625% 2/1/12 (c)		5,585,000	2,220,038
			29,757,631
Metals & Mining - 1.0%
Anglo American Capital PLC:
9.375% 4/8/14 (h)		5,953,000	6,786,420
9.375% 4/8/19 (h)		8,140,000	9,523,800
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12		1,975,000	2,075,277
5.5% 4/1/14		9,113,000	9,922,398
6.5% 4/1/19		9,113,000	10,389,257
Compass Minerals International, Inc. 8% 6/1/19 (h)		2,580,000	2,560,650
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)		2,002,000	2,187,085
Evraz Group SA 8.875% 4/24/13 (h)		2,675,000	2,444,281
FMG Finance Property Ltd.:
10% 9/1/13 (h)		5,580,000	5,831,100
10.625% 9/1/16 (h)		789,000	844,230
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (o)		105,000	100,275
8.25% 4/1/15		5,665,000	5,912,844
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.: - continued
8.375% 4/1/17		$ 5,545,000	$ 5,801,456
Metals USA, Inc. 11.125% 12/1/15		790,000	718,900
Novelis, Inc. 11.5% 2/15/15 (h)		510,000	504,900
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,467,840
6.5% 7/15/18		9,474,000	10,199,168
7.125% 7/15/28		8,900,000	9,414,865
8.95% 5/1/14		7,108,000	8,284,225
Steel Dynamics, Inc.:
6.75% 4/1/15		4,045,000	3,771,963
7.375% 11/1/12		1,830,000	1,788,825
Teck Resources Ltd.:
10.25% 5/15/16		1,420,000	1,563,704
10.75% 5/15/19		1,420,000	1,618,800
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,224,000
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,205,834
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,306,594
			114,448,691
Paper & Forest Products - 0.1%
Domtar Corp.:
5.375% 12/1/13		2,260,000	2,045,300
7.125% 8/15/15		2,910,000	2,808,150
10.75% 6/1/17		2,420,000	2,625,700
Georgia-Pacific Corp.:
7% 1/15/15 (h)		4,190,000	4,022,400
8.875% 5/15/31		1,235,000	1,179,425
Georgia-Pacific LLC 8.25% 5/1/16 (h)		534,198	540,875
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (h)		2,955,000	2,910,675
			16,132,525
TOTAL MATERIALS			219,783,249
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.9%
Alestra SA de RL de CV 11.75% 8/11/14 (h)		435,000	466,538
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	2,987,340
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
5.8% 2/15/19		$ 8,788,000	$ 9,434,612
6.3% 1/15/38		40,171,000	42,173,404
6.7% 11/15/13		1,173,000	1,328,638
6.8% 5/15/36		11,484,000	12,773,711
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,273,349
British Telecommunications PLC 9.125% 12/15/10 (f)		2,717,000	2,927,266
Cincinnati Bell, Inc. 8.375% 1/15/14		4,195,000	4,048,175
Citizens Communications Co.:
7.875% 1/15/27		925,000	763,125
9% 8/15/31		2,260,000	2,082,025
Deutsche Telekom International Financial BV:
5.25% 7/22/13		2,448,000	2,607,798
6.75% 8/20/18		3,629,000	4,096,927
Frontier Communications Corp. 8.25% 5/1/14		2,245,000	2,228,163
Global Village Telecom Finance LLC 12% 6/30/11 (h)		2,204,150	2,259,254
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)(h)		1,721,250	1,435,690
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,293,000
7.625% 4/15/12		6,930,000	6,618,150
11.25% 6/15/16		1,035,000	1,076,400
Qwest Capital Funding, Inc. 7.25% 2/15/11		1,525,000	1,502,125
Qwest Communications International, Inc.:
7.5% 2/15/14		370,000	357,050
7.5% 2/15/14		1,310,000	1,264,150
Qwest Corp.:
3.8794% 6/15/13 (o)		1,870,000	1,729,750
7.5% 10/1/14		1,730,000	1,712,700
7.625% 6/15/15		1,515,000	1,503,638
8.375% 5/1/16 (h)		3,210,000	3,266,175
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,344,492
5.875% 2/1/12		2,733,000	2,947,057
5.875% 8/15/12		978,000	1,069,656
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,535,000	1,558,025
Sprint Capital Corp.:
6.875% 11/15/28		17,440,000	12,687,600
7.625% 1/30/11		2,350,000	2,352,938
8.375% 3/15/12		1,510,000	1,511,888
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.: - continued
8.75% 3/15/32		$ 165,000	$ 136,950
Telecom Italia Capital SA:
4% 1/15/10		4,890,000	4,925,770
4.95% 9/30/14		3,208,000	3,310,919
5.25% 10/1/15		1,177,000	1,220,908
6.999% 6/4/18		1,793,000	1,970,866
7.175% 6/18/19		10,000,000	11,132,920
7.2% 7/18/36		10,636,000	11,670,245
Telefonica Emisiones SAU:
0.8094% 2/4/13 (o)		2,403,000	2,349,786
6.421% 6/20/16		1,162,000	1,302,134
Telefonos de Mexico SA de CV 4.75% 1/27/10		6,202,000	6,264,020
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,861,413
U.S. West Communications:
6.875% 9/15/33		1,540,000	1,201,200
7.5% 6/15/23		3,760,000	3,252,400
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,522,288
6.25% 4/1/37		2,348,000	2,481,005
6.4% 2/15/38		7,621,000	8,238,392
6.9% 4/15/38		6,295,000	7,203,469
Verizon Global Funding Corp. 7.25% 12/1/10		2,741,000	2,919,335
Verizon New England, Inc. 6.5% 9/15/11		891,000	959,745
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,890,526
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		4,535,000	4,920,475
			228,415,575
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV 5.625% 11/15/17		1,809,000	1,814,013
Cleveland Unlimited, Inc. 11.5% 12/15/10 (h)(o)		1,260,000	1,247,400
Cricket Communications, Inc.:
7.75% 5/15/16 (h)		2,905,000	2,817,850
9.375% 11/1/14		2,290,000	2,158,325
10% 7/15/15		2,130,000	2,050,125
Digicel Group Ltd.:
8.875% 1/15/15 (h)		10,810,000	9,593,875
9.125% 1/15/15 pay-in-kind (h)(o)		3,220,000	2,865,800
9.25% 9/1/12 (h)		4,765,000	4,765,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
12% 4/1/14 (h)		$ 3,545,000	$ 3,757,700
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		5,450,000	5,572,625
11.5% 6/15/16		6,575,000	6,640,750
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	552,750
8.875% 1/15/15		6,110,000	6,140,550
MetroPCS Wireless, Inc.:
9.25% 11/1/14		5,620,000	5,545,825
Millicom International Cellular SA 10% 12/1/13		1,065,000	1,103,606
Mobile Telesystems Finance SA 8% 1/28/12 (h)		4,523,000	4,664,344
Nextel Communications, Inc.:
5.95% 3/15/14		3,785,000	3,179,400
6.875% 10/31/13		9,105,000	8,148,975
7.375% 8/1/15		3,055,000	2,608,206
NII Capital Corp. 10% 8/15/16 (h)		3,145,000	3,176,450
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		3,800,000	3,344,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	2,694,500
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,350,800
8.375% 8/15/17		3,140,000	3,010,475
Telecom Personal SA 9.25% 12/22/10 (h)		2,475,000	2,555,438
Verizon Wireless Capital LLC:
5.55% 2/1/14 (h)		2,374,000	2,567,215
8.5% 11/15/18 (h)		923,000	1,162,617
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,300,000	4,289,250
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,437,491
5.5% 6/15/11		2,760,000	2,929,318
7.75% 2/15/10		1,848,000	1,904,046
			110,648,719
TOTAL TELECOMMUNICATION SERVICES			339,064,294
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - 2.6%
Electric Utilities - 1.3%
AmerenUE 6.4% 6/15/17		$ 2,987,000	$ 3,273,573
Cleveland Electric Illuminating Co.:
5.65% 12/15/13		4,113,000	4,337,689
8.875% 11/15/18		831,000	1,044,933
Commonwealth Edison Co.:
5.4% 12/15/11		3,665,000	3,913,648
5.8% 3/15/18		10,485,000	11,287,144
6.15% 9/15/17		5,140,000	5,651,476
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	5,004,045
6.05% 4/15/38		1,867,000	2,091,585
Edison Mission Energy:
7% 5/15/17		1,190,000	908,863
7.2% 5/15/19		4,075,000	2,934,000
7.625% 5/15/27		2,215,000	1,428,675
EDP Finance BV:
5.375% 11/2/12 (h)		1,993,000	2,130,045
6% 2/2/18 (h)		9,619,000	10,374,640
Exelon Corp.:
4.9% 6/15/15		6,607,000	6,709,554
6.75% 5/1/11		665,000	710,901
FirstEnergy Corp. 6.45% 11/15/11		1,973,000	2,155,503
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (h)		2,432,000	2,485,725
6.05% 8/15/21 (h)		5,664,000	5,725,732
6.8% 8/15/39 (h)		4,340,000	4,433,002
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,269,900
Intergen NV 9% 6/30/17 (h)		6,405,000	6,292,913
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,306,800
Majapahit Holding BV:
7.75% 10/17/16		840,000	842,100
8% 8/7/19 (h)		635,000	640,588
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	2,998,800
9.125% 5/1/31		2,785,000	2,144,450
National Power Corp. 6.875% 11/2/16 (h)		1,490,000	1,504,900
Nevada Power Co.:
6.5% 5/15/18		790,000	861,005
6.5% 8/1/18		1,570,000	1,713,878
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Oncor Electric Delivery Co. 6.375% 5/1/12		$ 2,731,000	$ 2,973,988
Oncor Electric Delivery Co. LLC 5.95% 9/1/13		3,617,000	3,911,040
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	813,691
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,254,323
6.45% 8/15/12		3,730,000	3,968,354
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		8,250,000	6,435,000
Progress Energy, Inc. 7.1% 3/1/11		3,385,000	3,600,171
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,634,526
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15		4,070,000	2,767,600
Series B, 10.25% 11/1/15		5,090,000	3,461,200
11.25% 11/1/16 pay-in-kind		3,953,031	2,223,251
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	13,516,696
West Penn Power Co. 5.95% 12/15/17 (h)		314,000	325,361
Wisconsin Electric Power Co. 6.25% 12/1/15		3,012,000	3,420,367
			152,481,635
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		1,365,000	1,112,475
8.75% 2/15/12		190,000	189,050
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,700,000	1,385,500
6.875% 11/4/11 (Reg. S)		3,650,000	3,522,250
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	452,786
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,192,842
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,855,000	2,312,550
			12,167,453
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14		5,400,000	5,238,000
7.75% 10/15/15		3,210,000	3,121,725
8% 10/15/17		1,615,000	1,558,475
9.75% 4/15/16 (h)		1,475,000	1,534,000
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,628,134
Constellation Energy Group, Inc. 7% 4/1/12		6,444,000	6,916,693
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,143,301
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Holdings:
10.875% 11/1/17		$ 4,420,000	$ 3,182,400
12% 11/1/17 pay-in-kind (o)		7,190,300	4,199,135
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,597,981
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,915,000
NRG Energy, Inc.:
7.25% 2/1/14		3,820,000	3,667,200
7.375% 2/1/16		3,120,000	2,932,800
7.375% 1/15/17		4,070,000	3,876,675
8.5% 6/15/19		2,750,000	2,640,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,266,785
RRI Energy, Inc.:
6.75% 12/15/14		1,744,000	1,744,000
7.625% 6/15/14		5,495,000	5,027,925
7.875% 6/15/17		745,000	661,188
Tenaska Alabama Partners LP 7% 6/30/21 (h)		432,502	379,521
			69,230,938
Multi-Utilities - 0.6%
Aquila, Inc. 11.875% 7/1/12 (o)		155,000	175,925
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,052,987
6.3% 9/30/66 (o)		3,991,000	2,913,430
7.5% 6/30/66 (o)		14,890,000	12,209,800
DTE Energy Co. 7.05% 6/1/11		984,000	1,045,469
KeySpan Corp. 7.625% 11/15/10		494,000	521,723
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,364,150
5.875% 10/1/12		2,921,000	3,168,210
6.5% 9/15/37		11,505,000	12,778,396
National Grid PLC 6.3% 8/1/16		1,477,000	1,596,823
NiSource Finance Corp.:
5.25% 9/15/17		843,000	783,238
5.4% 7/15/14		1,347,000	1,347,973
5.45% 9/15/20		1,934,000	1,753,119
6.4% 3/15/18		1,326,000	1,332,676
6.8% 1/15/19		10,000,000	10,141,370
7.875% 11/15/10		1,022,000	1,074,823
10.75% 3/15/16		5,913,000	6,925,187
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		$ 6,172,000	$ 4,875,880
WPS Resources Corp. 6.11% 12/1/66 (o)		882,000	643,860
			75,705,039
TOTAL UTILITIES			309,585,065
TOTAL NONCONVERTIBLE BONDS			3,348,951,422
TOTAL CORPORATE BONDS (Cost $3,198,120,247)			3,356,947,773
U.S. Government and Government Agency Obligations - 20.9%

U.S. Government Agency Obligations - 1.9%
Fannie Mae:
4.375% 7/17/13 (l)		8,745,000	9,414,071
4.75% 11/19/12		24,650,000	26,899,313
5% 2/16/12		7,340,000	7,959,313
Federal Home Loan Bank:
1.75% 8/22/12		67,240,000	67,077,750
3.625% 5/29/13		15,625,000	16,420,313
Freddie Mac:
2.125% 3/23/12		665,000	674,716
3% 7/28/14		50,000,000	50,727,400
5.25% 7/18/11 (g)		50,000,000	53,954,150
Tennessee Valley Authority 5.375% 4/1/56		385,000	395,172
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			233,522,198
U.S. Treasury Inflation Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		83,990,880	83,072,188
2% 1/15/14 (l)		329,318,552	335,493,275
2% 7/15/14		74,358,050	75,868,411
2.625% 7/15/17		139,780,427	148,735,041
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			643,168,915
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds:
4.25% 5/15/39		$ 88,478,000	$ 89,459,575
4.5% 5/15/38		20,000,000	21,062,500
U.S. Treasury Notes:
0.875% 3/31/11		21,090,000	21,136,967
1% 8/31/11		400,000,000	400,156,355
1.25% 11/30/10		21,871,000	22,064,930
1.75% 8/15/12		141,454,000	142,570,214
1.75% 3/31/14		125,000,000	122,382,750
1.875% 6/15/12 (g)		94,350,000	95,580,984
1.875% 4/30/14		50,000,000	49,128,900
2.625% 7/31/14		300,000,000	303,562,500
2.75% 2/15/19		300,000,000	283,992,300
4.5% 9/30/11 (l)		41,855,000	44,824,110
TOTAL U.S. TREASURY OBLIGATIONS			1,595,922,085
Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,269,280
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,467,200,382)			2,504,882,478
U.S. Government Agency - Mortgage Securities - 12.4%

Fannie Mae - 11.9%
3.334% 4/1/36 (o)		2,142,068	2,186,248
3.75% 10/1/33 (o)		1,355,101	1,379,593
4% 9/1/39 (j)		16,000,000	15,639,738
4% 9/14/39 (j)		19,000,000	18,572,188
4.275% 6/1/36 (o)		369,031	383,014
4.5% 9/17/24 (j)		12,000,000	12,332,974
4.5% 9/17/24 (j)		23,000,000	23,638,199
4.5% 7/1/39		128,000,058	128,795,131
4.5% 9/1/39 (j)(k)		31,000,000	31,144,116
5% 8/1/18 to 9/1/38		167,030,544	172,654,902
5% 9/17/24 (j)		5,000,000	5,209,326
5% 9/14/39 (j)(k)		37,000,000	37,957,094
5% 9/14/39 (j)		48,000,000	49,241,635
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
5% 9/14/39 (j)		$ 35,000,000	$ 35,905,359
5.3% 12/1/35 (o)		1,201,614	1,256,144
5.308% 2/1/36 (o)		1,788,814	1,878,285
5.5% 3/1/18 to 3/1/39 (k)		354,959,450	371,617,221
5.5% 9/1/24 (j)(k)		36,000,000	37,869,444
5.5% 9/1/24 (j)(k)		53,000,000	55,752,237
5.5% 9/17/24 (j)		3,000,000	3,155,787
5.5% 9/1/39 (j)(k)		35,250,000	36,670,508
5.564% 7/1/37 (o)		1,086,759	1,138,148
6% 6/1/22 to 3/1/38 (k)		260,163,561	276,036,901
6% 9/1/39 (j)		2,000,000	2,103,748
6.004% 4/1/36 (o)		829,305	873,989
6.319% 4/1/36 (o)		898,563	954,161
6.5% 12/1/34 to 8/1/37		26,040,252	28,031,536
6.5% 9/1/39 (j)		2,000,000	2,138,650
6.5% 9/14/39 (j)(k)		18,000,000	19,247,854
6.5% 9/14/39 (j)		28,000,000	29,941,106
6.5% 10/14/39 (j)		18,000,000	19,166,994
TOTAL FANNIE MAE			1,422,872,230
Freddie Mac - 0.5%
4.702% 11/1/35 (o)		8,081,295	8,404,200
5% 4/1/38		4,408,418	4,537,435
5.5% 11/1/17		2,990,039	3,189,576
5.669% 10/1/35 (o)		619,000	654,786
5.919% 6/1/36 (o)		2,007,679	2,102,789
6% 11/1/33 to 2/1/38		43,248,273	45,720,051
6.103% 6/1/36 (o)		986,111	1,032,899
TOTAL FREDDIE MAC			65,641,736
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,456,596,876)			1,488,513,966
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (o)		1,821,633	966,714
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (o)		834,000	1,554
Asset-Backed Securities - continued
		Principal Amount (d)	Value
ACE Securities Corp. Series 2006-NC2: - continued
Class M8, 1.1156% 7/25/36 (o)		$ 37,062	$ 42
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (o)		307,946	280,958
Class M2, 1.3656% 2/25/34 (o)		483,000	191,732
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (o)		262,278	227,028
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (o)		34,538	32,133
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (o)		362,526	6,459
Class M4, 0.6656% 5/25/36 (o)		108,725	1,690
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (o)		170,200	4,646
Class M5, 0.6556% 4/25/36 (o)		161,690	3,217
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4025% 5/20/13 (o)		2,756,051	2,645,809
Series 2006-A6 Class A6, 0.3025% 9/20/13 (o)		5,445,957	5,228,119
Series 2006-A7 Class A7, 0.2925% 10/20/12 (o)		2,998,584	2,878,640
Series 2006-C1 Class C1, 0.7525% 10/20/14 (o)		642,000	19,260
Series 2007-A1 Class A, 0.3225% 1/20/15 (o)		2,011,917	1,931,441
Series 2007-A4 Class A4, 0.3025% 4/22/13 (o)		2,404,379	2,308,204
Series 2007-D1 Class D, 1.6725% 1/22/13 (h)(o)		2,590,000	51,800
Airspeed Ltd. Series 2007-1A Class C1, 2.7728% 6/15/32 (h)(o)		4,530,774	1,744,348
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (h)(o)		651,724	650,268
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12		253,080	255,544
Series 2006-1 Class B1, 5.2% 3/6/11		87,268	87,301
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	618,750
Class E, 6.96% 3/31/16 (h)		2,052,284	1,026,142
Series 2007-2M Class A3, 5.22% 4/8/10		369,640	375,847
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (o)		120,846	87,105
Series 2004-R11 Class M1, 0.9256% 11/25/34 (o)		572,200	264,806
Series 2004-R2 Class M3, 0.8156% 4/25/34 (o)		156,351	64,910
Series 2005-R2 Class M1, 0.7156% 4/25/35 (o)		2,064,696	1,462,805
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	64,000
Class G, 9.75% 12/24/37 (h)		210,000	73,500
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6275% 3/23/19 (h)(o)		$ 263,363	$ 171,186
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (o)		47,932	12,351
Series 2004-W11 Class M2, 0.9656% 11/25/34 (o)		561,149	233,326
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (o)		1,542,998	743,995
Class M2, 0.8656% 5/25/34 (o)		1,290,110	908,277
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (o)		1,552,054	472,850
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (o)		1,259,792	20,176
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (o)		2,668,736	1,412,565
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (o)		416,700	213,018
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (o)		262,000	8,147
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(h)(o)		7,217,000	1
Bank America Auto Trust Series 2009-1A Class A3, 2.67% 7/15/13 (h)		9,500,000	9,603,364
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (o)		3,433,000	3,425,227
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (o)		92,707	68,433
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (h)(o)		373,000	372,542
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.86% 1/20/40 (h)(o)		392,513	262,984
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41		1,752,176	1,541,915
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (o)		2,296,541	2,145,520
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (o)		805,334	731,795
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10		639,862	642,471
Class C, 5.55% 1/18/11		1,500,000	1,505,855
Class D, 7.16% 1/15/13 (h)		160,000	147,200
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,251,748
Class C, 5.31% 6/15/12		1,634,000	1,593,086
Series 2007-1 Class C, 5.38% 11/15/12		582,000	468,302
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	263,625
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12		$ 1,204,000	$ 1,205,057
Series 2006-C:
Class A3A, 5.07% 7/15/11		29,664	29,667
Class A3B, 0.2828% 7/15/11 (o)		75,272	75,039
Series 2007-B Class A3A, 5.03% 4/15/12		748,275	755,906
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5628% 4/15/13 (h)(o)		2,908,037	2,795,889
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,180,903
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (h)(o)		457,498	91,500
Class B, 1.0225% 7/20/39 (h)(o)		263,810	31,657
Class C, 1.3725% 7/20/39 (h)(o)		339,379	27,150
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		830,000	597,600
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.76% 1/20/37 (h)(o)		221,569	99,706
Capmark VII Ltd. Series 2006-7A Class H, 1.8228% 8/15/36 (h)(o)		504,923	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	835,200
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (o)		1,140,851	39,749
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (o)		425,500	7,791
Series 2006-NC3 Class M10, 2.2656% 8/25/36 (h)(o)		290,000	4,890
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (o)		224,000	7,552
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (o)		186,369	4,595
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (o)		1,802,588	474,167
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (h)(o)		221,719	177,950
Series 2005-1A Class A1, 4.67% 5/20/17 (h)		698,429	546,185
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (o)		530,000	527,711
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		290,602	259,123
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (o)		765,389	24,450
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (o)		6,426	6,373
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (o)		160,821	152,384
Series 2007-4 Class A1A, 0.3856% 9/25/37 (o)		939,940	883,333
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	81
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (o)		$ 948,567	$ 520,284
Class M4, 1.2356% 4/25/34 (o)		159,822	81,245
Series 2004-4 Class M2, 0.7956% 6/25/34 (o)		587,945	377,033
Series 2005-3 Class MV1, 0.6856% 8/25/35 (o)		2,043,541	1,858,825
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (o)		361,246	331,173
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (h)		54,359	54,382
Class A4, 5.115% 8/15/13 (h)		1,012,000	991,892
Series 2007-B Class A3, 5.47% 11/15/11 (h)		368,595	369,765
Series 2007-C Class A3, 5.43% 5/15/12 (h)		297,494	297,391
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	215,000
Class B2, 1.9513% 12/28/35 (h)(o)		500,000	150,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		100,000	25,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	205,773
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (o)		2,908,000	2,854,166
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)		2,051,974	2,027,666
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (o)		38,916	21,614
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (o)		290,872	58,554
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (o)		6,074,620	1,845,999
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (o)		30,878	15,283
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (o)		6,305,998	5,287,425
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (o)		277,873	270,427
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (o)		97,764	94,354
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,091,467
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	656,280
Class D, 6.89% 5/15/13 (h)		915,000	796,777
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	853,717
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (o)		772,878	502,371
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14		$ 72,000	$ 58,221
Class C, 5.41% 7/21/14		638,000	319,000
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	516,505
Class C, 5.43% 2/16/15		614,000	292,186
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (o)		72,096	32,495
Class M2, 1.0156% 2/25/34 (o)		123,225	95,566
Series 2005-A:
Class M3, 0.7556% 1/25/35 (o)		948,695	221,985
Class M4, 0.9456% 1/25/35 (o)		363,547	66,597
Series 2006-A Class M4, 0.6656% 5/25/36 (o)		190,539	1,824
Series 2006-D Class M1, 0.4956% 11/25/36 (o)		324,000	4,998
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (h)(o)		2,892,000	2,163,578
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,719,313	2,175,450
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (h)(o)		345,167	231,262
Series 2006-2A:
Class A, 0.4528% 11/15/34 (h)(o)		2,481,535	1,488,921
Class B, 0.5528% 11/15/34 (h)(o)		896,405	259,957
Class C, 0.6528% 11/15/34 (h)(o)		1,489,789	327,753
Class D, 1.0228% 11/15/34 (h)(o)		565,721	90,515
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (o)		889,000	862,330
Class C, 0.5128% 9/17/12 (o)		692,000	650,480
Series 2007-1 Class C, 0.5428% 3/15/13 (o)		4,746,000	4,347,668
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (o)		1,151,000	932,399
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (o)		739,000	443,400
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (h)		289,822	246,348
Series 2007-1:
Class B, 5.53% 12/15/14		97,423	84,678
Class C, 5.74% 12/15/14		206,932	165,546
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		416,574	30,815
Asset-Backed Securities - continued
		Principal Amount (d)	Value
GSAMP Trust: - continued
Series 2004-AR1:
Class M1, 0.9156% 6/25/34 (o)		$ 2,723,367	$ 1,435,156
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (o)		1,096,059	42,294
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (o)		15,860	6,950
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (o)		78,508	77,651
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (o)		431,287	4,478
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (h)(o)		659,999	99,000
Series 2006-3:
Class B, 0.6656% 9/25/46 (h)(o)		654,930	98,240
Class C, 0.8156% 9/25/46 (h)(o)		1,526,694	152,669
Class E, 1.9156% 9/25/46 (h)(o)		250,919	15,055
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (o)		402	96
Series 2003-2 Class M1, 1.5856% 8/25/33 (o)		512,285	249,509
Series 2003-3 Class M1, 1.5556% 8/25/33 (o)		899,380	433,667
Series 2003-5 Class A2, 0.9656% 12/25/33 (o)		32,929	12,002
Series 2003-7 Class A2, 1.0256% 3/25/34 (o)		1,657	647
Series 2004-3 Class M2, 1.9656% 8/25/34 (o)		300,402	173,903
Series 2004-7 Class A3, 0.6556% 1/25/35 (o)		613	368
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (o)		272,057	256,017
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (o)		3,362,465	3,092,394
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (o)		21,005	19,400
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (o)		2,249,000	2,233,531
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (o)		586,295	337,266
Class M2, 0.5625% 3/20/36 (o)		970,086	470,580
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (o)		1,522,035	447,064
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12		131,168	131,950
Class C, 5.34% 11/15/12		169,955	172,556
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (o)		204,000	4,076
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (o)		1,520,141	683,227
Class MV1, 0.4956% 11/25/36 (o)		1,234,797	126,393
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (o)		573,000	19,755
Kent Funding III Ltd. Series 2006-3A Class D, 4.1538% 10/29/47 (o)		281,890	28
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (o)		$ 1,013,685	$ 805,338
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (o)		382,221	379,265
Class 2C, 2.3775% 3/27/42 (o)		3,243,000	528,596
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (h)(o)		272,850	27
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		155,863	81,049
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.8225% 11/20/17 (h)(o)		500,000	410,000
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		3,523,500	3,241,490
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (o)		336,518	258,379
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (o)		26,392	26,113
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6956% 5/25/46 (h)(o)		250,000	20,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		28,260	15,543
Class C, 5.691% 10/20/28 (h)		12,560	6,280
Class D, 6.01% 10/20/28 (h)		149,545	67,295
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (o)		545,328	14,887
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (o)		784,792	27,469
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (o)		220,450	97,568
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		417,699	397,382
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (o)		936,072	663,792
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (o)		2,667,349	1,940,582
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (o)		76,585	73,016
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (o)		3,475,759	1,707,022
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (o)		57,368	11,978
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (o)		487,793	326,801
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (o)		441,329	167,620
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (o)		399,800	159,786
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (o)		416,362	65,499
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (o)		407,177	399,022
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (o)		320,280	1,718
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (o)		$ 263,000	$ 4,853
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (o)		34,465	7,306
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (o)		1,144,261	934,193
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (o)		18,657	17,573
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.0469% 8/28/38 (h)(o)		195,000	117,000
Class C1B, 7.696% 8/28/38 (h)		63,000	27,846
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (h)(o)(q)		4,356,000	392,040
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		4,504,900	900,980
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (q)		3,239,000	89,073
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		466,000	30,290
Series 2006-2 Class AIO, 6% 8/25/11 (q)		231,000	21,945
Series 2006-3:
Class A1, 0.2956% 9/25/19 (o)		700,204	690,686
Class AIO, 7.1% 1/25/12 (q)		372,000	51,768
Series 2006-4:
Class A1, 0.2956% 3/25/25 (o)		770,100	739,157
Class AIO, 6.35% 2/27/12 (q)		1,182,000	155,149
Class D, 1.3656% 5/25/32 (o)		2,481,000	59,403
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		1,589,000	263,409
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		1,351,000	215,957
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (o)		1,426,957	285,687
Series 2005-D Class M2, 0.7356% 2/25/36 (o)		827,339	49,918
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (o)		486,363	464,411
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (o)		19,231	18,782
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (h)(o)		566,000	220,740
Series 2006-1A Class A, 1.6725% 3/20/11 (h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (o)		343,974	270,453
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (o)		214,246	198,231
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (o)		295,460	275,111
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (o)		$ 278,447	$ 196,861
Class M3, 1.5156% 9/25/34 (o)		532,896	140,313
Class M4, 1.7156% 9/25/34 (o)		683,353	98,476
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (o)		400,651	59,346
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (o)		2,548,346	1,676,265
Class M3, 0.8256% 1/25/35 (o)		478,432	249,139
Class M4, 1.0956% 1/25/35 (o)		1,475,804	239,914
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (o)		1,883,145	34,051
Class M9, 2.1456% 5/25/35 (o)		591,445	3,220
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		506,841	425,747
Class B, 4.846% 7/24/39 (h)		180,000	122,400
Class C, 5.08% 7/24/39 (h)		185,000	111,000
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (h)(o)		3,406,919	3,085,691
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)		530,000	414,891
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (o)		566,000	14,382
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (o)		1,524,976	1,415,032
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2156% 9/25/46 (h)(o)		250,000	7,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (o)		5,108	2,264
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (o)		1,890,000	940,396
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (o)		96,000	1,429
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (o)		80,746	40,739
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (o)		50,431	45,314
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (h)(o)		1,142,292	947,167
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (o)		1,272,000	254,400
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (o)		179,323	116,178
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Specialty Underwriting & Residential Finance Trust: - continued
Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		$ 656,637	$ 6,566
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (o)		83,940	12,587
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (o)		137,271	73,027
Series 2007-BC4 Class A3, 0.535% 11/25/37 (o)		14,981,348	13,636,883
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (h)(o)		1,308,498	349,065
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (o)		1,911,607	1,537,749
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (o)		1,278,000	1,257,366
Class B, 0.5728% 1/15/12 (o)		1,054,000	991,477
Class C, 0.8728% 1/15/12 (o)		1,634,000	1,339,880
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		1,460,798	1,246,251
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (o)		3,555,000	3,430,575
Class B, 0.4928% 6/15/12 (o)		3,709,000	3,430,825
Class C, 0.7728% 6/15/12 (o)		254,000	177,800
Series 2007-2 Class A, 0.9228% 10/15/12 (o)		2,867,000	2,734,401
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (o)		28,819	9,827
Series 2003-6HE Class A1, 0.7356% 11/25/33 (o)		36,470	14,051
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		225,000	191,250
Class IV, 6.84% 5/22/37 (h)		235,000	98,700
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		100,000	65,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (h)(o)		2,573,000	128,650
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13		875,000	865,198
Series 2007-A Class A3, 5.28% 2/13/12		1,761,756	1,775,641
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (o)		4,204,000	4,046,231
Class C, 0.6228% 10/17/11 (o)		4,872,801	4,567,445
Series 2007-1 Class C, 0.6428% 6/15/12 (o)		3,669,172	2,751,879
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)		$ 978,848	$ 999,908
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		409,000	420,921
Class D, 5.54% 12/20/12 (h)		583,000	526,963
Class E, 7.05% 5/20/14 (h)		1,390,000	1,131,431
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (h)(o)		400,000	24,000
Series 2006-1A:
Class F, 1.7575% 9/25/26 (h)(o)		250,000	12,500
Class G, 1.9575% 9/25/26 (h)(o)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	89
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (o)		602,848	10,179
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (h)(o)		8,530,177	7,512,860
Series 2007-A2 Class A2, 0.3028% 5/15/14 (h)(o)		12,710,000	12,621,188
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		10,589,000	10,977,059
Series 2007-A5A Class A5, 1.0228% 10/15/14 (h)(o)		1,500,000	1,492,495
Series 2007-C1 Class C1, 0.6728% 5/15/14 (h)(o)		8,690,021	8,468,797
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Series 2006-2 Class A2, 0.3656% 7/25/36 (o)		655,680	631,276
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (h)(o)		1,789,540	214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.2688% 11/21/40 (h)(o)		305,000	27,450
TOTAL ASSET-BACKED SECURITIES (Cost $232,711,915)			240,669,499
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (o)		151,082	42,303
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		265,658	39,849
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (h)(o)		2,908,000	2,839,168
Class 2M, 0.64% 2/17/52 (h)(o)		1,978,000	1,905,289
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (h)(o)		$ 1,428,375	$ 928,444
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)		106,000	22,313
Class C, 5.6986% 4/10/49 (o)		281,000	50,664
Class D, 5.6986% 4/10/49 (o)		141,000	22,588
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4828% 3/15/22 (h)(o)		1,025,000	787,444
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (o)		96,761	74,394
Series 2003-L Class 2A1, 5.2191% 1/25/34 (o)		2,459,269	2,102,581
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (o)		2,718,546	2,289,981
Series 2004-7 Class 15B4, 5.3054% 8/25/19 (h)(o)		70,456	4,541
Series 2004-A Class 2A2, 5.4508% 2/25/34 (o)		1,668,653	1,430,560
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (o)		182,414	140,691
Class 2A2, 4.5749% 3/25/34 (o)		1,559,468	1,325,412
Series 2004-C Class 1A1, 4.097% 4/25/34 (o)		211,016	174,231
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (o)		298,165	229,668
Class 2A2, 3.8898% 5/25/34 (o)		2,564,154	2,166,818
Series 2004-G Class 2A7, 4.2585% 8/25/34 (o)		2,185,181	1,862,141
Series 2004-H Class 2A1, 4.469% 9/25/34 (o)		2,064,867	1,701,549
Series 2005-H:
Class 1A1, 4.6982% 9/25/35 (o)		190,979	149,447
Class 2A2, 4.805% 9/25/35 (o)		6,001,901	2,708,048
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(o)(q)		13,400,308	958,122
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (o)		2,760,392	2,141,652
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (h)(o)(q)		4,853,715	64,526
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (o)		2,088,264	1,813,178
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (o)		462,994	418,078
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (o)		1,902,000	1,877,197
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (o)		2,034,948	1,803,218
Class A4, 3.4368% 8/25/34 (o)		1,734,230	1,529,872
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		$ 2,125,000	$ 297,500
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (h)(o)		1,902,000	1,604,941
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (o)		48,031	47,520
Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		82,015	12,302
Series 2003-35 Class B, 4.6391% 9/25/18 (o)		142,169	17,060
Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (o)		639,000	258,051
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (o)		1,475,123	103,255
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (o)		33,770	18,476
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (o)		23,282	15,533
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (o)		1,714,579	1,430,329
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		369,443	36,944
Series 2004-3 Class DB4, 5.8407% 4/25/34 (o)		114,815	2,296
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9956% 11/25/35 (o)		37,135,532	18,609,180
Class 2A3, 2.71% 11/25/35 (o)		9,124,071	4,416,739
Series 2005-56:
Class 4A1, 0.5756% 11/25/35 (o)		7,498,418	3,682,908
Class 5A1, 0.5856% 11/25/35 (o)		10,516,286	5,227,626
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (o)		3,434,976	1,232,670
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (o)		416,958	382,543
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (o)		52,953	25,997
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (o)		2,404,638	1,842,143
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (h)(o)		$ 3,491,000	$ 2,776,741
Class C2, 0.98% 10/18/54 (h)(o)		1,170,000	760,500
Class M2, 0.76% 10/18/54 (h)(o)		2,005,000	1,374,227
Series 2007-1A Class C2, 1.06% 10/18/54 (h)(o)		321,000	276,307
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		284,999	11,400
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		135,357	20,304
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (h)(o)		2,852,000	1,996,400
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (h)(o)		3,114,000	2,491,200
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (o)		205,017	30,753
Series 2006-1A Class C2, 0.8725% 12/20/54 (h)(o)		6,523,000	978,450
Series 2006-2 Class C1, 0.7425% 12/20/54 (o)		5,398,000	647,760
Series 2006-3 Class C2, 0.7725% 12/20/54 (o)		1,124,000	134,880
Series 2006-4:
Class B1, 0.3625% 12/20/54 (o)		4,521,000	1,582,350
Class C1, 0.6525% 12/20/54 (o)		2,767,000	415,050
Class M1, 0.4425% 12/20/54 (o)		1,190,000	214,200
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (o)		2,234,000	268,080
Class 1M1, 0.4225% 12/20/54 (o)		1,493,000	268,740
Class 2C1, 0.7025% 12/20/54 (o)		1,015,000	121,800
Class 2M1, 0.5225% 12/20/54 (o)		1,917,000	345,060
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (o)		2,654,000	398,100
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (o)		430,241	54,256
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (o)		364,675	261,569
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (o)		911,900	614,425
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (o)		414,160	219,004
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (h)(o)		919,000	856,876
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (o)		233,053	76,762
Series 2005-1 Class M4, 1.0156% 4/25/35 (o)		25,075	2,431
Series 2005-3 Class A1, 0.5056% 8/25/35 (o)		582,542	271,205
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		$ 245,186	$ 252,658
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,191,076
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (o)		2,600,000	1,934,562
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (o)		1,377,040	1,229,030
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (o)		3,416,420	3,005,617
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (o)		2,495,913	2,170,233
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (o)		4,232,458	3,718,055
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		65,058	64,850
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		857,000	744,505
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (h)(o)		435,898	203,407
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5056% 4/25/36 (o)		19,897,965	9,093,587
Series 2006-5 Class A1A, 0.4556% 7/25/36 (o)		15,949,841	7,223,635
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (o)		54,918	30,840
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (o)		4,656,446	1,600,129
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		641,980	474,139
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (o)		547,000	8,600
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (o)		9,254,596	4,087,770
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (h)(o)		251,984	141,850
Class C, 0.4628% 6/15/22 (h)(o)		1,559,607	655,035
Class D, 0.4728% 6/15/22 (h)(o)		600,006	168,002
Class E, 0.4828% 6/15/22 (h)(o)		959,771	211,150
Class F, 0.5128% 6/15/22 (h)(o)		1,545,171	309,034
Class G, 0.5828% 6/15/22 (h)(o)		359,765	57,562
Class H, 0.6028% 6/15/22 (h)(o)		720,211	100,830
Class J, 0.6428% 6/15/22 (h)(o)		840,246	100,830
Class TM, 0.7728% 6/15/22 (h)(o)		749,721	524,805
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (o)		$ 752,020	$ 540,689
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (o)		1,043,420	4,234
Series 2004-A4 Class A1, 3.3459% 8/25/34 (o)		2,774,480	2,487,736
Series 2005-A2 Class A7, 4.4821% 2/25/35 (o)		2,934,000	2,236,483
Series 2006-A6 Class A4, 5.364% 10/25/33 (o)		2,075,451	1,784,872
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		90,000	74,018
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	7,848,077
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (o)		2,942,913	1,973,285
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (o)		2,994,072	132,578
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (o)		2,253,000	1,775,223
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (o)		522,174	391,631
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (o)		3,911,229	3,061,429
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (h)(o)		2,522,055	1,286,089
Class B6, 3.1256% 7/10/35 (h)(o)		562,326	261,369
Series 2004-A:
Class B4, 1.4756% 2/10/36 (h)(o)		759,342	304,952
Class B5, 1.9756% 2/10/36 (h)(o)		506,179	190,121
Series 2004-B:
Class B4, 1.3756% 2/10/36 (h)(o)		600,359	192,655
Class B5, 1.8256% 2/10/36 (h)(o)		438,056	126,817
Class B6, 2.2756% 2/10/36 (h)(o)		155,201	38,319
Series 2004-C:
Class B4, 1.2256% 9/10/36 (h)(o)		795,078	261,740
Class B5, 1.6256% 9/10/36 (h)(o)		883,838	255,164
Class B6, 2.0256% 9/10/36 (h)(o)		162,504	37,132
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 2.21% 1/25/46 (o)		17,168,158	8,938,176
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,364,758	1,207,460
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.: - continued
sequential payer:
Series 2004-SL3 Class A1, 7% 8/25/16		$ 132,998	$ 117,719
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (o)		242,095	152,926
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (h)(o)		484,455	343,161
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6228% 2/15/39 (h)(o)		491,263	9,531
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (h)(o)		4,483	4,483
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	216,530
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (o)		46,315	31,216
Series 2004-7 Class A3B, 1.535% 7/20/34 (o)		29,826	17,352
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (o)		329,919	5,296
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4556% 7/25/46 (o)		31,752,186	14,422,707
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (h)(o)		82,957	39,687
Series 2003-15A Class 4A, 5.4571% 4/25/33 (o)		942,819	785,026
Series 2003-20 Class 1A1, 5.5% 7/25/33		834,861	716,783
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (o)		3,273,627	1,555,068
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (o)		61,274	59,843
Series 2003-AR8 Class A, 4.1135% 8/25/33 (o)		1,413,353	1,266,522
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (o)		3,837,638	3,050,175
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		261,788	26,179
Series 2004-EE Class 2A2, 3.5361% 12/25/34 (o)		1,324,779	1,130,135
Series 2004-H Class A1, 4.5272% 6/25/34 (o)		3,033,132	2,688,439
Series 2004-T Class A1, 3.954% 9/25/34 (o)		750,592	641,208
Series 2004-W Class A9, 4.5277% 11/25/34 (o)		3,483,000	2,497,399
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (o)		3,084,587	2,812,606
Series 2005-AR12:
Class 2A5, 4.046% 7/25/35 (o)		9,260,000	7,435,051
Class 2A6, 4.046% 7/25/35 (o)		1,347,136	1,166,742
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2:
Class 1A2, 4.6417% 3/25/35 (o)		$ 4,497,038	$ 2,684,126
Class 2A2, 4.57% 3/25/35		3,803,089	3,294,572
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (o)		2,299,990	1,918,695
TOTAL PRIVATE SPONSOR			216,138,035
U.S. Government Agency - 0.5%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		520,386	556,951
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	51,036,932
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2528 Class HN, 5% 11/15/17		5,515,000	5,801,853
TOTAL U.S. GOVERNMENT AGENCY			57,395,736
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $267,698,729)			273,533,771
Commercial Mortgage Securities - 6.1%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.0776% 2/14/29 (h)(o)		750,000	637,500
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	216,458
Class B2, 7.525% 4/14/29		1,494,104	1,389,517
Class B5, 7.525% 4/14/29		129,000	21,644
Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (o)		2,225,000	2,012,067
Class A2, 6.9094% 2/14/43 (o)		1,399,000	1,519,717
Class A3, 6.9594% 2/14/43 (o)		1,510,000	1,635,101
Class A5, 7.0294% 2/14/43 (o)		239,000	230,879
Class A7, 7.5194% 2/14/43 (o)		795,000	676,352
Class PS1, 1.556% 2/14/43 (o)(q)		7,268,874	255,750
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (o)		2,221,000	2,190,007
Series 2006-4 Class A1, 5.363% 7/10/46 (o)		1,005,907	1,022,458
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 1,335,323	$ 1,357,912
Class A2, 5.317% 9/10/47		7,342,000	7,349,053
Class A3, 5.39% 9/10/47		2,653,000	2,544,840
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,233,598
Series 2007-2 Class A1, 5.421% 4/10/49		679,114	691,190
Series 2007-4 Class A3, 5.8115% 2/10/51 (o)		1,897,000	1,765,851
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	141,752
Series 2007-3:
Class A3, 5.6581% 6/10/49 (o)		3,176,000	2,677,733
Class A4, 5.6581% 6/10/49 (o)		3,965,000	3,037,403
Series 2008-1 Class D, 6.2089% 2/10/51 (h)(o)		125,000	17,813
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		465,357	472,501
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,577,859
Series 2002-2 Class F, 5.487% 7/11/43		415,000	356,152
Series 2004-2:
Class A2, 3.52% 11/10/38		19,263	19,248
Class A3, 4.05% 11/10/38		2,573,000	2,573,028
Class A4, 4.153% 11/10/38		2,412,000	2,350,334
Series 2004-4 Class A3, 4.128% 7/10/42		798,236	801,284
Series 2005-1 Class A3, 4.877% 11/10/42		7,211,322	7,203,440
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		2,516,715	2,549,606
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,015,552
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,062,000	1,013,348
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	312,461
Class K, 6.15% 5/11/35 (h)		885,000	680,213
Series 2002-2 Class XP, 2.0377% 7/11/43 (h)(o)(q)		1,521,141	9,079
Series 2003-2 Class XP, 0.4553% 3/11/41 (h)(o)(q)		21,044,399	69,375
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	69,523
Series 2004-5 Class G, 5.2246% 11/10/41 (h)(o)		135,000	34,896
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	5,658,774
Series 2005-6 Class A3, 5.1791% 9/10/47 (o)		3,423,000	3,304,168
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	244,729
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5328% 3/15/22 (h)(o)		390,000	241,800
Class C, 0.5828% 3/15/22 (h)(o)		817,000	473,860
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1: - continued
Class D, 0.6328% 3/15/22 (h)(o)		$ 826,000	$ 454,300
Class E, 0.6728% 3/15/22 (h)(o)		684,000	355,680
Class F, 0.7428% 3/15/22 (h)(o)		615,784	307,892
Class G, 0.8028% 3/15/22 (h)(o)		399,119	179,604
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (h)(o)		1,222,000	818,740
Class D, 0.4828% 10/15/19 (h)(o)		1,494,000	896,400
Class E, 0.5128% 10/15/19 (h)(o)		1,385,000	761,750
Class F, 0.5828% 10/15/19 (h)(o)		3,150,730	1,575,365
Class G, 0.6028% 10/15/19 (h)(o)		1,245,579	560,511
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (h)(o)		96,922	48,461
Series 2004-1:
Class A, 0.6256% 4/25/34 (h)(o)		1,662,128	1,180,111
Class B, 2.1656% 4/25/34 (h)(o)		186,348	74,539
Class M1, 0.8256% 4/25/34 (h)(o)		149,617	88,274
Class M2, 1.4656% 4/25/34 (h)(o)		138,226	69,113
Series 2004-2:
Class A, 0.6956% 8/25/34 (h)(o)		1,290,997	903,698
Class M1, 0.8456% 8/25/34 (h)(o)		217,311	108,655
Series 2004-3:
Class A1, 0.6356% 1/25/35 (h)(o)		2,795,225	1,816,897
Class A2, 0.6856% 1/25/35 (h)(o)		401,112	248,689
Class M1, 0.7656% 1/25/35 (h)(o)		482,521	246,086
Class M2, 1.2656% 1/25/35 (h)(o)		223,590	98,379
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (h)(o)		2,167,419	1,415,325
Class M1, 0.6956% 8/25/35 (h)(o)		107,940	43,867
Class M2, 0.7456% 8/25/35 (h)(o)		178,029	66,476
Class M3, 0.7656% 8/25/35 (h)(o)		98,498	33,972
Class M4, 0.8756% 8/25/35 (h)(o)		90,418	29,323
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (h)(o)		802,116	540,947
Class A2, 0.6656% 11/25/35 (h)(o)		794,894	476,936
Class M1, 0.7056% 11/25/35 (h)(o)		94,870	39,229
Class M2, 0.7556% 11/25/35 (h)(o)		120,448	46,866
Class M3, 0.7756% 11/25/35 (h)(o)		107,798	39,260
Class M4, 0.8656% 11/25/35 (h)(o)		134,306	46,819
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (h)(o)		1,872,885	1,123,731
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A: - continued
Class B1, 1.6656% 1/25/36 (h)(o)		$ 161,849	$ 43,699
Class M1, 0.7156% 1/25/36 (h)(o)		604,156	283,953
Class M2, 0.7356% 1/25/36 (h)(o)		181,247	79,749
Class M3, 0.7656% 1/25/36 (h)(o)		264,697	108,526
Class M4, 0.8756% 1/25/36 (h)(o)		146,392	54,165
Class M5, 0.9156% 1/25/36 (h)(o)		146,392	48,309
Class M6, 0.9656% 1/25/36 (h)(o)		155,484	45,091
Series 2006-1:
Class A2, 0.6256% 4/25/36 (h)(o)		282,456	161,932
Class M1, 0.6456% 4/25/36 (h)(o)		101,023	40,874
Class M2, 0.6656% 4/25/36 (h)(o)		106,737	40,624
Class M3, 0.6856% 4/25/36 (h)(o)		91,839	33,282
Class M4, 0.7856% 4/25/36 (h)(o)		52,042	18,043
Class M5, 0.8256% 4/25/36 (h)(o)		50,511	16,628
Class M6, 0.9056% 4/25/36 (h)(o)		100,716	31,121
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (h)(o)		5,170,709	3,471,614
Class A2, 0.5456% 7/25/36 (h)(o)		255,813	148,653
Class B1, 1.1356% 7/25/36 (h)(o)		95,780	27,690
Class B3, 2.9656% 7/25/36 (h)(o)		144,709	36,322
Class M1, 0.5756% 7/25/36 (h)(o)		268,401	108,864
Class M2, 0.5956% 7/25/36 (h)(o)		189,370	72,207
Class M3, 0.6156% 7/25/36 (h)(o)		157,078	56,878
Class M4, 0.6856% 7/25/36 (h)(o)		106,069	36,657
Class M5, 0.7356% 7/25/36 (h)(o)		130,369	42,748
Class M6, 0.8056% 7/25/36 (h)(o)		194,514	59,988
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (h)(o)		167,988	25,198
Class B2, 1.6156% 10/25/36 (h)(o)		121,163	15,145
Class B3, 2.8656% 10/25/36 (h)(o)		197,173	25,633
Class M4, 0.6956% 10/25/36 (h)(o)		185,658	42,701
Class M5, 0.7456% 10/25/36 (h)(o)		222,259	44,452
Class M6, 0.8256% 10/25/36 (h)(o)		435,052	78,309
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (h)(o)		968,260	650,090
Class A2, 0.5356% 12/25/36 (h)(o)		4,926,756	2,290,449
Class B1, 0.9656% 12/25/36 (h)(o)		150,639	32,704
Class B2, 1.5156% 12/25/36 (h)(o)		153,546	30,157
Class B3, 2.7156% 12/25/36 (h)(o)		261,479	45,916
Class M1, 0.5556% 12/25/36 (h)(o)		315,162	105,611
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A: - continued
Class M2, 0.5756% 12/25/36 (h)(o)		$ 210,108	$ 65,617
Class M3, 0.6056% 12/25/36 (h)(o)		213,047	62,785
Class M4, 0.6656% 12/25/36 (h)(o)		254,921	70,919
Class M5, 0.7056% 12/25/36 (h)(o)		234,351	61,213
Class M6, 0.7856% 12/25/36 (h)(o)		210,108	50,783
Series 2007-1:
Class A2, 0.5356% 3/25/37 (h)(o)		1,068,467	523,549
Class B1, 0.9356% 3/25/37 (h)(o)		339,945	61,190
Class B2, 1.4156% 3/25/37 (h)(o)		246,478	36,972
Class B3, 3.6156% 3/25/37 (h)(o)		674,903	80,988
Class M1, 0.5356% 3/25/37 (h)(o)		299,112	113,663
Class M2, 0.5556% 3/25/37 (h)(o)		223,403	71,489
Class M3, 0.5856% 3/25/37 (h)(o)		198,128	59,438
Class M4, 0.6356% 3/25/37 (h)(o)		159,231	42,992
Class M5, 0.6856% 3/25/37 (h)(o)		248,562	59,655
Class M6, 0.7656% 3/25/37 (h)(o)		348,004	74,821
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (h)(o)		930,321	539,586
Class A2, 0.5856% 7/25/37 (h)(o)		869,259	408,552
Class B1, 1.8656% 7/25/37 (h)(o)		267,708	38,818
Class B2, 2.5156% 7/25/37 (h)(o)		231,774	31,290
Class B3, 3.6156% 7/25/37 (h)(o)		260,583	33,876
Class M1, 0.6356% 7/25/37 (h)(o)		305,235	106,832
Class M2, 0.6756% 7/25/37 (h)(o)		166,793	50,038
Class M3, 0.7556% 7/25/37 (h)(o)		169,119	42,280
Class M4, 0.9156% 7/25/37 (h)(o)		333,898	66,780
Class M5, 1.0156% 7/25/37 (h)(o)		294,338	52,981
Class M6, 1.2656% 7/25/37 (h)(o)		373,201	55,980
Series 2007-3:
Class A2, 0.5556% 7/25/37 (h)(o)		998,714	492,566
Class B1, 1.2156% 7/25/37 (h)(o)		242,744	48,063
Class B2, 1.8656% 7/25/37 (h)(o)		607,457	103,450
Class B3, 4.2656% 7/25/37 (h)(o)		322,706	47,535
Class M1, 0.5756% 7/25/37 (h)(o)		216,912	81,494
Class M2, 0.6056% 7/25/37 (h)(o)		232,489	81,023
Class M3, 0.6356% 7/25/37 (h)(o)		366,346	120,015
Class M4, 0.7656% 7/25/37 (h)(o)		575,218	167,561
Class M5, 0.8656% 7/25/37 (h)(o)		298,365	73,189
Class M6, 1.0656% 7/25/37 (h)(o)		227,512	52,714
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (h)(o)		$ 344,457	$ 44,779
Class B2, 3.7156% 9/25/37 (h)(o)		1,253,246	150,390
Class M1, 1.2156% 9/25/37 (h)(o)		331,221	82,805
Class M2, 1.3156% 9/25/37 (h)(o)		331,221	69,556
Class M4, 1.8656% 9/25/37 (h)(o)		847,151	144,016
Class M5, 2.0156% 9/25/37 (h)(o)		847,151	127,073
Class M6, 2.2156% 9/25/37 (h)(o)		848,796	114,587
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		5,427,381	84,124
Series 2007-5A Class IO, 1.5496% 10/25/37 (h)(q)		11,709,110	1,006,983
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (h)(o)		805,386	386,585
Class H, 0.9228% 3/15/19 (h)(o)		541,917	233,024
Class J, 1.1228% 3/15/19 (h)(o)		407,118	154,705
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (h)(o)		655,330	326,865
Class E, 0.5728% 3/15/22 (h)(o)		3,414,157	1,581,741
Class F, 0.6228% 3/15/22 (h)(o)		2,094,922	895,715
Class G, 0.6728% 3/15/22 (h)(o)		537,549	210,080
Class H, 0.8228% 3/15/22 (h)(o)		655,330	236,194
Class J, 0.9728% 3/15/22 (h)(o)		655,330	183,659
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		1,077,307	1,105,333
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,360,280	2,377,226
Series 2006-PW14 Class A4, 5.201% 12/11/38		2,458,000	2,190,846
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		2,069,276	2,100,594
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (o)		1,112,000	954,602
Series 2007-PW17 Class A1, 5.282% 6/11/50		1,153,851	1,163,525
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		653,324	658,356
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		60,000	42,138
Class I, 5.64% 2/14/31 (h)		170,000	34,000
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (h)(o)(q)		17,823,235	145,078
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,355,790
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (h)(o)(q)		27,676,813	568,839
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)		$ 320,583	$ 324,773
Class A4, 5.4634% 4/12/38 (o)		237,000	224,790
Series 2007-BBA8:
Class K, 1.4728% 3/15/22 (h)(o)		105,000	39,277
Class L, 2.1728% 3/15/22 (h)(o)		214,000	42,824
Series 2007-PW15 Class A1, 5.016% 2/11/44		575,172	578,281
Series 2007-PW16:
Class B, 5.713% 6/11/40 (h)		304,000	88,226
Class C, 5.713% 6/11/40 (h)		255,000	63,794
Class D, 5.713% 6/11/40 (h)		255,000	61,241
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (h)(o)(q)		189,567,064	2,550,265
Series 2007-T28:
Class A1, 5.422% 9/11/42		333,790	339,448
Class X2, 0.1821% 9/11/42 (h)(o)(q)		95,248,962	634,853
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (h)(o)		1,037,593	536,820
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,184,748
Class XCL, 2.3511% 5/15/35 (h)(o)(q)		30,719,812	1,137,702
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	496,741
Series 1998-2 Class J, 6.39% 11/18/30 (h)		490,739	78,420
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	760,677
Class F, 7.734% 1/15/32		413,000	410,920
Series 2001-245 Class A2, 6.275% 2/12/16 (h)(o)		1,932,000	2,014,925
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (h)(o)		678,000	203,400
Class G, 0.6028% 11/15/36 (h)(o)		542,222	151,822
Class H, 0.6428% 11/15/36 (h)(o)		433,548	108,387
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	8,966,889
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,233,000	1,131,550
Series 2006-FL2 Class CNP3, 1.4728% 8/16/21 (h)(o)		5,089,327	1,526,798
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		11,857,201	12,139,543
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6: - continued
Class A4, 5.6994% 12/10/49 (o)		$ 4,303,000	$ 3,740,469
Series 2007-FL3A Class A2, 0.4128% 4/15/22 (h)(o)		6,878,000	4,126,800
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (o)		11,229,000	10,022,092
Series 2007-CD4:
Class A1, 4.977% 12/11/49		516,532	522,494
Class A2A, 5.237% 12/11/49		11,693,000	11,619,039
Class A3, 5.293% 12/11/49		1,852,000	1,718,520
Class C, 5.476% 12/11/49		3,581,000	268,575
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (o)	CAD	138,000	46,273
Class G, 5.01% 5/15/44 (o)	CAD	30,000	9,044
Class H, 5.01% 5/15/44 (o)	CAD	20,000	5,354
Class J, 5.01% 5/15/44 (o)	CAD	20,000	4,903
Class K, 5.01% 5/15/44 (o)	CAD	10,000	2,163
Class L, 5.01% 5/15/44 (o)	CAD	36,000	6,924
Class M, 5.01% 5/15/44 (o)	CAD	165,000	31,877
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48		303,620	304,726
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)		275,982	279,884
Series 2007-C3 Class A3, 5.8202% 5/15/46 (o)		1,902,000	1,735,995
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	970,020
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (h)(o)		4,261,000	2,513,990
Class C, 0.5428% 4/15/17 (h)(o)		1,531,000	887,123
Class D, 0.5828% 4/15/17 (h)(o)		950,056	498,513
Class E, 0.6428% 4/15/17 (h)(o)		302,445	145,642
Class F, 0.6828% 4/15/17 (h)(o)		171,562	77,622
Class G, 0.8228% 4/15/17 (h)(o)		171,562	72,070
Class H, 0.8928% 4/15/17 (h)(o)		171,562	70,340
Class J, 1.1228% 4/15/17 (h)(o)		131,565	52,626
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (h)(o)		3,000,607	1,455,084
Class D, 0.6128% 11/15/17 (h)(o)		156,045	82,837
Class E, 0.6628% 11/15/17 (h)(o)		554,751	281,026
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11: - continued
Class F, 0.7228% 11/15/17 (h)(o)		$ 384,344	$ 185,869
Class G, 0.7728% 11/15/17 (h)(o)		266,408	123,002
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (h)(o)		2,710,000	1,367,710
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		179,000	179,764
Series 2006-C8:
Class A1, 5.11% 12/10/46		105,470	106,105
Class A3, 5.31% 12/10/46		5,420,000	4,889,105
Series 2006-CN2A Class A2FX, 5.449% 2/5/19		3,216,000	3,111,506
Series 2007-C9 Class A4, 5.8162% 12/10/49 (o)		4,209,000	3,699,816
Series 2001-J1A Class F, 6.958% 2/14/34 (h)		500,000	478,009
Series 2001-J2A Class F, 7.0309% 7/16/34 (h)(o)		190,000	102,113
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (h)(o)(q)		4,283,991	47,898
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	946,411
Class XP, 0.4956% 12/10/46 (o)(q)		23,582,327	359,923
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		137,515	136,953
Class G, 6.21% 7/15/31 (h)		500,000	448,428
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		196,930	182,160
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)		653,771	656,803
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	310,805
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39		784,254	797,395
Class AJ, 5.373% 12/15/39		3,852,000	1,450,630
Series 2007-C2:
Class A1, 5.269% 1/15/49		170,024	172,617
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,035,368
Class A3, 5.542% 1/15/49 (o)		3,804,000	2,768,511
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)		386,585	394,408
Class A4, 5.7229% 6/15/39 (o)		1,144,000	837,954
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2006-C4 Class AAB, 5.439% 9/15/39		$ 10,824,000	$ 10,493,414
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (o)(q)		14,987,177	317,379
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,267,383
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (h)(o)		6,783,000	1,695,750
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62		2,126,346	2,173,119
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,915,814
Series 2002-CP5 Class A1, 4.106% 12/15/35		176,825	179,702
Series 2004-C1:
Class A3, 4.321% 1/15/37		641,398	648,292
Class A4, 4.75% 1/15/37		884,000	862,233
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	950,471
Series 1998-C1:
Class D, 7.17% 5/17/40		1,989,251	2,054,648
Class H, 6% 5/17/40 (h)		130,000	11,516
Series 1999-C1 Class E, 8.1143% 9/15/41 (o)		1,966,000	1,959,013
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (o)(q)		5,525,382	88,447
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (h)(o)(q)		17,735,233	527,863
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		190,000	157,892
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	74,231
Class J, 4.231% 5/15/38 (h)		300,000	84,612
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (h)(o)(q)		13,482,059	60,428
Series 2006-C1 Class A3, 5.5509% 2/15/39 (o)		10,043,000	9,803,904
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (h)(o)		721,000	324,450
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (h)(o)		1,864,711	708,590
0.5428% 2/15/22 (h)(o)		665,993	199,798
Class F, 0.5928% 2/15/22 (h)(o)		1,331,815	359,590
Class L, 2.1728% 2/15/22 (h)(o)		100,000	10,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		201,852	205,656
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1: - continued
Class A2, 5.268% 2/15/40		$ 18,300,000	$ 18,043,904
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (o)(q)		37,268,901	533,970
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	421,515
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class A1, 0.4628% 5/15/23 (h)(o)		218,078	183,263
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	198,000
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		5,238,656	5,352,562
Series 1998-CG1 Class B4, 7.2288% 6/10/31 (h)(o)		891,000	905,588
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7458% 4/29/39 (h)(o)		15,051	14,900
First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-C4 Class C, 7.793% 12/15/31 (h)		367,000	367,953
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	612,063
Class G, 6.936% 3/15/33 (h)		1,252,000	1,055,974
Class H, 7.039% 3/15/33 (h)		50,000	38,577
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		361,000	261,675
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		600,000	462,000
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		462,528	465,508
Series 2007-C1 Class A4, 5.543% 12/10/49		9,454,000	6,839,260
Series 2001-1 Class X1, 1.0483% 5/15/33 (h)(o)(q)		19,666,775	275,858
Series 2001-3 Class C, 6.51% 6/10/38		287,000	275,379
Series 2002-1A Class H, 7.1598% 12/10/35 (h)(o)		55,000	41,497
Series 2004-C1 Class X2, 1.3053% 11/10/38 (h)(o)(q)		12,910,449	173,076
Series 2005-C1 Class B, 4.846% 6/10/48 (o)		543,000	174,128
Series 2007-C1 Class XP, 0.2088% 12/10/49 (o)(q)		41,031,460	293,999
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		$ 489,765	$ 69,430
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,100,000	1,036,221
Class G, 6.75% 4/15/29 (o)		500,000	257,287
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		500,000	399,469
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		285,000	15,727
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		226,000	206,489
Class K, 6.974% 8/15/36 (h)		427,000	120,570
Series 2000-C1:
Class G, 7% 3/15/33 (h)		120,000	111,365
Class H, 7% 3/15/33 (h)		100,000	77,111
Class K, 7% 3/15/33		90,000	52,047
Series 2002-C3 Class B, 5.101% 7/10/39		235,000	231,120
Series 2003-C3 Class X2, 0.8723% 12/10/38 (h)(o)(q)		14,806,897	108,518
Series 2005-C1 Class X2, 0.6559% 5/10/43 (o)(q)		10,367,371	128,707
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (h)(o)		715,000	330,015
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,223,465
Series 2007-GG11:
Class A1, 5.358% 12/10/49		2,065,293	2,100,531
Class A2, 5.597% 12/10/49		3,804,000	3,658,408
Series 2007-GG9:
Class A1, 5.233% 3/10/39		520,760	528,905
Class A4, 5.444% 3/10/39		5,530,000	4,718,465
Series 2002-C1 Class H, 5.903% 1/11/35 (h)		86,000	64,019
Series 2003-C1 Class XP, 2.2423% 7/5/35 (h)(o)(q)		7,814,659	118,254
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	92,372
Class XP, 1.1772% 1/5/36 (h)(o)(q)		17,800,000	154,217
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (h)(o)(q)		38,005,737	639,614
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (o)		5,013,000	4,763,268
Class A4, 5.9166% 7/10/38 (o)		9,540,000	8,330,655
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		47,931,734	516,488
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (h)(o)		$ 96,000	$ 71,040
Class D, 0.5556% 6/6/20 (h)(o)		453,000	240,090
Class E, 0.6456% 6/6/20 (h)(o)		526,000	268,260
Class F, 0.7156% 6/6/20 (h)(o)		835,001	384,100
Class J, 2.0256% 6/6/20 (h)(o)		250,000	12,500
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (h)(o)		1,994,000	1,515,440
Class D, 0.6456% 3/6/20 (h)(o)		4,004,000	3,003,000
Class F, 0.7556% 3/6/20 (h)(o)		164,000	119,720
Class G, 0.7956% 3/6/20 (h)(o)		81,000	58,320
Class H, 0.9256% 3/6/20 (h)(o)		60,000	41,400
Class J, 1.1256% 3/6/20 (h)(o)		86,000	57,620
Class L, 1.5756% 3/1/20 (h)(o)		400,000	248,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	587,821
Series 1997-GL Class G, 7.5095% 7/13/30 (o)		851,849	898,530
Series 1998-GLII Class G, 7.751% 4/13/31 (h)(o)		600,000	429,270
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	122,500
Series 2001-LIBA Class C, 6.733% 2/14/16 (h)		941,000	1,009,886
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (h)(o)(q)		43,030,049	670,107
Series 2006-GG6 Class A2, 5.506% 4/10/38 (o)		11,153,000	11,204,444
Series 2006-RR2:
Class M, 5.6937% 6/1/46 (h)(o)		100,000	2,000
Class N, 5.6937% 6/1/46 (h)(o)		100,000	2,000
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,833,260
Series 2007-GG10:
Class A1, 5.69% 8/10/45		736,720	755,076
Class A2, 5.778% 8/10/45		13,561,000	13,516,660
Class A4, 5.8051% 8/10/45 (o)		5,590,000	4,370,013
Series 2007-GG10 Class B, 5.8051% 8/10/45 (o)		2,376,000	513,748
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		180,000	143,781
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		210,246	142,967
Class D, 5.192% 1/12/37		230,000	158,344
Series 2004-C1 Class X2, 1.1524% 1/15/38 (h)(o)(q)		3,967,109	44,538
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (h)(o)(q)		$ 4,136,691	$ 54,051
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.5428% 4/16/19 (h)(o)		1,057,055	898,497
Series 2005-FL1A Class A2, 0.4528% 2/15/19 (h)(o)		1,447,000	1,287,185
Series 2006-FLA2:
Class A2, 0.4028% 11/15/18 (h)(o)		10,000,000	6,067,143
Class B, 0.4428% 11/15/18 (h)(o)		1,592,243	845,469
Class C, 0.4828% 11/15/18 (h)(o)		1,131,245	577,952
Class D, 0.5028% 11/15/18 (h)(o)		344,601	149,497
Class E, 0.5528% 11/15/18 (h)(o)		497,106	215,295
Class F, 0.6028% 11/15/18 (h)(o)		744,295	313,802
Class G, 0.6328% 11/15/18 (h)(o)		646,729	277,185
Class H, 0.7728% 11/15/18 (h)(o)		497,106	175,715
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (o)		5,657,000	5,104,259
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)		2,864,000	2,648,638
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,150,000	5,528,014
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,005,093
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)		903,000	855,587
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (o)		6,670,000	5,523,473
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (o)		5,340,000	5,332,368
Class A4, 5.7978% 6/15/49 (o)		2,823,000	2,387,597
Series 2007-LDP10 Class A1, 5.122% 1/15/49		189,407	192,178
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,393,372
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		65,000	40,950
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (o)		1,711,000	376,692
Series 2004-LN2 Class D, 5.2154% 7/15/41 (o)		420,000	92,440
Series 2005-CB13 Class E, 5.3498% 1/12/43 (h)(o)		963,000	163,804
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,654,517
Series 2006-CB15 Class A4, 5.814% 6/12/43 (o)		15,465,000	14,168,145
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	513,357
Series 2007-CB19:
Class B, 5.7442% 2/12/49		165,000	47,886
Class C, 5.7462% 2/12/49		424,000	106,071
Class D, 5.7462% 2/12/49		447,000	107,351
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		$ 364,000	$ 85,625
Class CS, 5.466% 1/15/49 (o)		157,000	35,332
Class ES, 5.5454% 1/15/49 (h)(o)		983,000	120,594
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,539,150
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		783,000	775,615
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		2,057,189	2,113,203
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		503,000	479,108
Series 2007-C3:
Class F, 5.9498% 7/15/44 (o)		377,000	38,295
Class G, 6.1497% 7/15/44 (h)(o)		666,000	62,724
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10		2,733,397	2,765,082
Series 2001-C2 Class A2, 6.653% 11/15/27		367,000	384,123
Series 2001-C3 Class A1, 6.058% 6/15/20		134,754	137,888
Series 2006-C1:
Class A2, 5.084% 2/15/31		913,000	911,798
Class A4, 5.156% 2/15/31		722,000	649,506
Series 2006-C3 Class A1, 5.478% 3/15/39		162,865	165,147
Series 2006-C6:
Class A1, 5.23% 9/15/39		277,087	281,848
Class A2, 5.262% 9/15/39 (o)		11,694,000	11,747,095
Series 2006-C7:
Class A1, 5.279% 11/15/38		940,981	959,398
Class A2, 5.3% 11/15/38		2,092,000	2,085,681
Class A3, 5.347% 11/15/38		1,417,000	1,248,696
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		290,501	295,938
Class A3, 5.398% 2/15/40		10,000,000	9,591,423
Class A4, 5.424% 2/15/40		244,000	185,209
Series 2007-C2:
Class A1, 5.226% 2/15/40		271,670	276,115
Class A3, 5.43% 2/15/40		917,000	703,989
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	9,931,078
Series 2000-C3 Class B, 7.95% 3/15/32		545,000	552,154
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	132,655
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,814,157
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7 Class D, 6.514% 11/15/33		$ 2,092,000	$ 1,962,333
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	61,356
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (h)(o)(q)		7,980,175	58,827
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		165,000	66,399
Class K, 5.2529% 3/15/36 (h)(o)		500,000	101,812
Class XCP, 1.2332% 3/15/36 (h)(o)(q)		25,979,524	379,182
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		504,189	505,807
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (o)(q)		6,411,758	112,882
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (o)(q)		11,787,202	224,214
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		4,185,000	891,958
Class D, 5.563% 2/15/40 (o)		760,000	147,486
Class E, 5.582% 2/15/40 (o)		381,000	71,296
Class XCP, 0.4737% 2/15/40 (o)(q)		4,640,096	66,664
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	1,891,028
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	5,115,157
Class XCP, 0.3054% 9/15/45 (o)(q)		156,476,796	1,839,416
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)		544,000	542,349
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)		3,105,000	2,515,050
Class C, 4.13% 11/20/37 (h)		8,205,000	5,579,400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (h)(o)		608,683	243,473
Class E, 0.5628% 9/15/21 (h)(o)		2,196,145	658,843
Class F, 0.6128% 9/15/21 (h)(o)		1,143,094	314,351
Class G, 0.6328% 9/15/21 (h)(o)		2,258,211	564,553
Class H, 0.6728% 9/15/21 (h)(o)		582,579	131,080
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,686,493
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	86,310
Class I11, 7.72% 2/26/28 (h)		100,000	37,780
Class I12, 7.72% 2/26/28 (h)		100,000	30,780
Class I9, 7.72% 2/26/28 (h)		153,200	91,414
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		620,000	539,991
Series 1998-C3 Class E, 6.7944% 12/15/30 (o)		155,000	144,150
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 1999-C1 Class B, 7.71% 11/15/31		$ 330,000	$ 329,554
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (h)		395,000	375,250
Class H, 6.778% 2/3/16 (h)		315,000	299,250
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		382,898	385,576
Series 2007-C1 Class A1, 4.533% 6/12/50		1,631,593	1,642,558
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(o)		100,000	11,282
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (o)		3,122,000	3,126,142
Series 2005-LC1 Class F, 5.3781% 1/12/44 (h)(o)		1,655,000	347,821
Series 2006-C1 Class A2, 5.6114% 5/12/39 (o)		2,680,000	2,703,823
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	33,185
Series 2007-C1 Class A4, 5.8286% 6/12/50 (o)		7,199,517	5,562,801
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,130,582
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (o)		887,000	731,817
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	1,901,306
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,075,000	1,065,560
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,469,822
Series 2007-5:
Class A1, 4.275% 8/12/48		142,060	142,748
Class A3, 5.364% 8/12/48		11,417,000	9,635,978
Class A4, 5.378% 8/12/48		76,000	55,629
Class B, 5.479% 2/12/17		5,706,000	1,182,477
Series 2007-6 Class A1, 5.175% 3/12/51		167,520	170,038
Series 2007-7 Class A4, 5.7487% 6/12/50 (o)		6,656,000	4,832,620
Series 2007-8 Class A1, 4.622% 8/12/49		550,778	554,937
Series 2006-2 Class A4, 5.9092% 6/12/46 (o)		16,407,000	15,595,062
Series 2006-4 Class XP, 0.6228% 12/12/49 (o)(q)		41,659,736	890,739
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	426,230
Series 2007-7 Class B, 5.75% 6/12/50		166,000	37,762
Series 2007-8 Class A3, 5.957% 8/12/49 (o)		1,640,000	1,253,871
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (h)(o)		32,456	28,886
Class H, 0.663% 8/15/19 (h)(o)		151,000	116,270
Class J, 0.733% 8/15/19 (h)(o)		114,000	82,080
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class C, 1.473% 7/15/19 (h)(o)		$ 822,747	$ 82,275
Class F, 0.593% 7/15/19 (h)(o)		1,830,000	1,464,000
Class G, 0.633% 7/15/19 (h)(o)		1,041,000	541,320
Series 2007-XCLA Class A1, 0.473% 7/17/17 (h)(o)		2,717,034	1,494,369
Series 2007-XLCA Class B, 0.7728% 7/17/17 (h)(o)		2,408,057	120,403
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (h)(o)		1,092,000	349,440
Class D, 0.463% 10/15/20 (h)(o)		667,354	166,839
Class E, 0.523% 10/15/20 (h)(o)		834,661	166,932
Class F, 0.573% 10/15/20 (h)(o)		500,899	90,162
Class G, 0.613% 10/15/20 (h)(o)		619,188	136,221
Class H, 0.703% 10/15/20 (h)(o)		389,758	38,976
Class J, 0.853% 10/15/20 (h)(o)		444,903	35,592
Class MHRO, 0.963% 10/15/20 (h)(o)		605,197	66,572
Class MJPM, 1.273% 10/15/20 (h)(o)		190,583	17,152
Class MSTR, 0.973% 10/15/20 (h)(o)		343,918	48,148
Class NHRO, 1.163% 10/15/20 (h)(o)		918,469	82,662
Class NSTR, 1.123% 10/15/20 (h)(o)		315,384	34,692
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (h)(o)(q)		6,461,972	95,541
Series 2004-HQ3 Class A2, 4.05% 1/13/41		537,255	542,410
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		562,854	469,983
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,771,856
Series 2006-HQ10 Class A1, 5.131% 11/12/41		611,828	621,781
Series 2006-HQ8 Class A1, 5.124% 3/12/44		40,081	40,284
Series 2006-T23 Class A1, 5.682% 8/12/41		1,692,519	1,732,767
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		497,863	506,241
Class A31, 5.439% 2/12/44 (o)		964,000	895,789
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		501,383	508,260
Class A4, 5.364% 3/15/44		10,000,000	8,259,327
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,206,258	1,228,965
Series 2007-T25:
Class A1, 5.391% 11/12/49		324,312	330,650
Class A2, 5.507% 11/12/49		3,425,000	3,319,512
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (h)(o)(q)		$ 13,765,630	$ 159,293
Series 2004-IQ7 Class E, 5.4024% 6/15/38 (h)(o)		120,000	42,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	114,800
Series 2005-HQ7:
Class E, 5.2075% 11/14/42 (o)		75,000	22,500
Class F, 5.2075% 11/14/42 (o)		150,000	42,000
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (h)(o)(q)		23,258,465	516,354
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (h)(o)(q)		11,571,366	156,256
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (o)		2,950,000	2,864,310
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)		2,823,000	899,549
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (o)		3,157,000	3,018,394
Class A4, 5.7705% 10/15/42 (o)		570,000	487,231
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	558,199
Series 2006-T23 Class A3, 5.8075% 8/12/41 (o)		972,000	910,818
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	949,993
Series 2007-HQ12:
Class A2, 5.6318% 4/12/49 (o)		12,880,000	12,248,057
Series A1, 5.519% 4/12/49 (o)		799,111	815,646
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,219,532
Class B, 5.914% 4/15/49		469,000	129,458
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (h)(o)		3,245,642	162,282
Class D, 0.9728% 7/17/17 (h)(o)		1,526,121	76,306
Class E, 1.0728% 7/17/17 (h)(o)		1,239,655	61,983
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		52,634	54,812
Series 2000-PRIN Class C, 7.9238% 2/23/34 (o)		366,000	318,276
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		184,900	172,876
Series 2003-TOP9 Class E, 5.7113% 11/13/36 (h)(o)		70,000	31,951
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		625,000	515,625
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		743,119	743,119
Class G, 5% 8/20/30 (h)		216,875	193,019
Class J, 5% 8/20/30 (h)		160,000	112,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		$ 443,666	$ 434,792
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		280,000	279,552
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	58,915
Class G, 4.456% 9/12/38 (h)	CAD	54,000	28,101
Class H, 4.456% 9/12/38 (h)	CAD	36,000	17,720
Class J, 4.456% 9/12/38 (h)	CAD	36,000	16,712
Class K, 4.456% 9/12/38 (h)	CAD	18,000	7,433
Class L, 4.456% 9/12/38 (h)	CAD	26,000	10,128
Class M, 4.456% 9/12/38 (h)	CAD	128,859	26,116
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	70,879
Class G, 4.57% 4/12/23	CAD	42,000	22,270
Class H, 4.57% 4/12/23	CAD	42,000	21,010
Class J, 4.57% 4/12/23	CAD	42,000	19,840
Class K, 4.57% 4/12/23	CAD	21,000	9,376
Class L, 4.57% 4/12/23	CAD	63,000	26,608
Class M, 4.57% 4/12/23	CAD	185,000	39,375
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		3,231,464	3,319,231
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	114,613
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		165,000	132,000
Class F6, 6.5% 2/18/34 (h)(o)		37,000	27,750
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (h)		182,000	180,180
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (h)(o)		83,649	75,284
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		289,140	308,329
Class F, 7.3% 10/12/34 (h)		463,000	460,955
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,709,338
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8478% 9/15/09 (h)(o)		110,000	14,803
Class G, 0.8478% 9/15/09 (h)(o)		200,000	24,719
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (h)(o)		$ 1,276,330	$ 765,798
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (h)(o)		1,770,598	531,179
Class F, 0.6281% 8/11/18 (h)(o)		1,877,987	375,597
Class G, 0.6481% 8/11/18 (h)(o)		1,779,101	266,865
Class J, 0.8881% 8/11/18 (h)(o)		395,545	39,555
Series 2007-ESH Class A1, 0.7228% 6/15/19 (h)(o)		182,465	153,270
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (h)(o)		140,220	28,044
Class AP2, 1.0728% 6/15/20 (h)(o)		235,007	35,251
Class F, 0.7528% 6/15/20 (h)(o)		4,565,501	913,100
Class LXR1, 0.9728% 6/15/20 (h)(o)		233,916	46,783
Class LXR2, 1.0728% 6/15/20 (h)(o)		3,111,858	311,186
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		624,204	633,693
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		4,161,020	4,219,183
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,171,592
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,699,424
Series 2006-C29:
Class A1, 5.11% 11/15/48		1,107,634	1,124,912
Class A3, 5.313% 11/15/48		5,051,000	4,628,202
Series 2007-C30:
Class A1, 5.031% 12/15/43		268,755	272,188
Class A3, 5.246% 12/15/43		1,633,000	1,575,279
Class A4, 5.305% 12/15/43		8,604,000	6,883,111
Class A5, 5.342% 12/15/43		2,036,000	1,442,275
Series 2007-C31:
Class A1, 5.14% 4/15/47		277,957	281,737
Class A4, 5.509% 4/15/47		4,299,000	3,247,967
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (o)		15,568,000	15,268,237
Class A3, 5.9289% 6/15/49 (o)		3,229,000	2,519,160
Series 2003-C6 Class G, 5.125% 8/15/35 (h)		903,000	461,683
Series 2003-C8 Class XP, 0.3689% 11/15/35 (h)(o)(q)		6,481,841	30,115
Series 2003-C9 Class XP, 0.4822% 12/15/35 (h)(o)(q)		6,540,158	38,830
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (h)(o)		1,464,000	1,347,742
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15: - continued
Class 180B, 5.3979% 10/15/41 (h)(o)		$ 666,000	$ 619,361
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	760,800
Series 2005-C22:
Class B, 5.3549% 12/15/44 (o)		4,218,000	1,265,400
Class F, 5.3549% 12/15/44 (h)(o)		3,171,000	412,230
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	6,479,547
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	237,750
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	1,260,600
Class C, 5.483% 12/15/43 (o)		5,706,000	627,660
Class D, 5.513% 12/15/43 (o)		3,044,000	304,400
Class XP, 0.4317% 12/15/43 (h)(o)(q)		23,390,552	353,513
Series 2007-C31 Class C, 5.693% 4/15/47 (o)		522,000	65,250
Series 2007-C32:
Class D, 5.7405% 6/15/49 (o)		1,431,000	157,410
Class E, 5.7405% 6/15/49 (o)		2,252,000	236,460
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (o)		1,259,000	973,876
Series 2007-C33 Class B, 5.9023% 2/15/51 (o)		3,198,000	495,690
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $720,589,242)			724,435,418
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,946,304
7.55% 4/1/39		8,400,000	9,006,144
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39		3,539,000	4,310,785
TOTAL MUNICIPAL SECURITIES (Cost $17,694,232)			19,263,233
Foreign Government and Government Agency Obligations - 1.4%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,551,534	2,639,890
par 2.5% 12/31/38 (f)		2,960,000	806,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Argentine Republic: - continued
7% 3/28/11		$ 28,885,000	$ 22,859,268
7% 9/12/13		20,425,000	13,853,824
Barbados Government 7.25% 12/15/21 (h)		337,000	330,260
Brazilian Federative Republic:
6% 9/15/13		300,000	299,250
6% 1/17/17		440,000	458,920
8% 1/15/18		368,333	419,900
8.25% 1/20/34		410,000	506,350
8.75% 2/4/25		730,000	905,200
12.25% 3/6/30		880,000	1,469,600
12.75% 1/15/20		355,000	557,350
Central Bank of Nigeria promissory note 5.092% 1/5/10		140,979	79,536
Chilean Republic 7.125% 1/11/12		3,045,000	3,399,134
Colombian Republic 7.375% 9/18/37		1,830,000	1,909,605
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (h)		1,775,000	1,757,250
Dominican Republic:
2.125% 8/30/24 (o)		1,100,000	737,000
9.04% 1/23/18 (h)		2,497,452	2,335,118
9.5% 9/27/11 (Reg. S)		2,676,002	2,716,142
Ecuador Republic 5% 2/28/25		218,000	121,186
El Salvador Republic:
7.65% 6/15/35		1,265,000	1,138,500
7.75% 1/24/23 (Reg. S)		870,000	913,500
8.25% 4/10/32 (Reg. S)		375,000	360,000
8.5% 7/25/11 (Reg. S)		650,000	679,250
Gabonese Republic 8.2% 12/12/17 (h)		3,375,000	3,311,719
Georgia Republic 7.5% 4/15/13		1,570,000	1,460,100
Ghana Republic 8.5% 10/4/17 (h)		2,430,000	2,235,600
Indonesian Republic:
6.625% 2/17/37 (h)		1,475,000	1,360,688
6.875% 3/9/17 (h)		950,000	978,500
6.875% 1/17/18 (h)		1,510,000	1,547,750
7.25% 4/20/15 (h)		785,000	837,988
7.5% 1/15/16 (h)		485,000	517,738
7.75% 1/17/38 (h)		1,720,000	1,767,300
8.5% 10/12/35 (h)		650,000	728,000
8.5% 10/12/35 (Reg. S)		1,360,000	1,523,200
11.625% 3/4/19 (h)		1,845,000	2,486,138
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,210,000	2,728,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		$ 2,420,000	$ 2,631,750
9% 5/2/14		610,000	671,000
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (o)		773,000	761,405
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	627,200
Peruvian Republic 7.35% 7/21/25		1,210,000	1,331,000
Philippine Republic:
9.5% 2/2/30		440,000	563,200
10.625% 3/16/25		395,000	534,751
Polish Government 6.375% 7/15/19		1,255,000	1,339,713
Republic of Fiji 6.875% 9/13/11		715,000	670,313
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,225,000	2,217,188
Republic of Serbia 3.75% 11/1/24 (f)(h)		5,430,000	5,002,388
Russian Federation:
7.5% 3/31/30 (Reg. S)		15,697,920	16,031,501
12.75% 6/24/28 (Reg. S)		1,800,000	2,691,000
Turkish Republic:
6.75% 4/3/18		1,520,000	1,567,576
6.875% 3/17/36		3,285,000	3,141,446
7% 9/26/16		965,000	1,019,330
7.25% 3/5/38		1,350,000	1,336,500
7.375% 2/5/25		4,890,000	5,146,725
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		1,910,000	1,809,725
Ukraine Government:
6.385% 6/26/12 (h)		2,115,000	1,940,513
6.75% 11/14/17 (h)		3,665,000	3,014,463
United Mexican States:
7.5% 4/8/33		425,000	477,615
8.3% 8/15/31		420,000	511,350
Uruguay Republic 8% 11/18/22		2,106,902	2,264,920
Venezuelan Republic:
1.505% 4/20/11 (Reg. S) (o)		6,355,000	5,687,725
5.375% 8/7/10 (Reg. S)		1,275,000	1,236,750
7% 3/31/38		630,000	333,900
8.5% 10/8/14		2,690,000	2,273,050
9% 5/7/23 (Reg. S)		4,450,000	3,146,150
9.25% 9/15/27		3,375,000	2,480,625
9.375% 1/13/34		1,160,000	800,400
10.75% 9/19/13		7,830,000	7,458,075
13.625% 8/15/18		3,938,000	3,632,805
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Vietnamese Socialist Republic:
4% 3/12/28 (f)		$ 2,425,000	$ 1,770,250
6.875% 1/15/16 (h)		655,000	668,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $168,000,717)			169,526,256
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $217,134)		242,000	246,560
Convertible Preferred Stocks - 0.0%
	Shares
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,181,886
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,326,273)		1,181,886
Floating Rate Loans - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.217% 12/27/14 (o)	$ 4,047,914	3,015,696
Tranche C, term loan 2.2161% 12/27/15 (o)	2,470,791	1,828,385
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.04% 4/30/14 (o)	1,445,000	1,333,013
		6,177,094
Automobiles - 0.1%
Ford Motor Co. term loan 3.495% 12/15/13 (o)	7,870,296	6,807,806
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.85% 7/24/14 (o)	1,773,396	1,525,121
Tranche DD, term loan 2.79% 7/24/14 (o)	211,019	181,476
		1,706,597
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.5038% 1/28/15 (o)	$ 950,000	$ 767,125
Tranche B3, term loan 3.5056% 1/28/15 (o)	1,165,000	937,825
Las Vegas Sands LLC:
term loan 2.09% 5/23/14 (o)	776,549	597,943
Tranche B, term loan 2.09% 5/23/14 (o)	3,780,031	2,910,624
		5,213,517
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (o)	4,058,548	3,744,011
Newsday LLC term loan 9.75% 8/1/13	2,870,000	2,920,225
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (o)	38,830	31,646
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (o)	3,845,000	3,008,713
Zuffa LLC term loan 2.375% 6/19/15 (o)	4,601,298	4,118,162
		13,822,757
Specialty Retail - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (o)	2,555,293	2,248,658
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 4.2538% 3/5/14 (o)	165,000	160,875
Levi Strauss & Co. term loan 2.5225% 4/4/14 (o)	790,000	711,000
		871,875
TOTAL CONSUMER DISCRETIONARY		36,848,304
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.535% 4/10/14 (o)	4,669,547	4,120,876
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5256% 4/30/14 (o)	4,214,824	3,287,563
Northwest Airlines, Inc. term loan 2.28% 12/31/10 (o)	1,326,327	1,273,273
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (o)	2,736,135	1,744,286
		6,305,122
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.0225% 5/4/15 pay-in-kind (o)	$ 1,705,000	$ 1,415,150
TOTAL INDUSTRIALS		7,720,272
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (o)	622,630	563,480
Tranche B-A, term loan 2.6961% 10/1/14 (o)	2,458,781	2,225,197
Tranche B-B, term loan 2.8469% 10/1/12 (o)	3,094,253	2,869,920
		5,658,597
IT Services - 0.0%
First Data Corp.:
Tranche B1, term loan 3.0171% 9/24/14 (o)	915,000	761,738
Tranche B2, term loan 3.02% 9/24/14 (o)	845,000	703,463
Tranche B3, term loan 3.0171% 9/24/14 (o)	2,865,000	2,385,113
		3,850,314
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 2.0306% 12/1/13 (o)	2,210,000	1,646,450
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 2.5975% 6/11/14 (o)	3,328,052	3,103,408
TOTAL INFORMATION TECHNOLOGY		14,258,769
MATERIALS - 0.0%
Chemicals - 0.0%
Chemtura Corp. term loan 10.5% 3/19/10 (o)	3,970,000	4,049,400
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings Ltd. term loan 3.2756% 2/1/14 (o)	2,425,000	2,112,781
Floating Rate Loans - continued
	Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.7757% 10/10/14 (o)	$ 950,000	$ 719,625
Tranche B3, term loan 3.7757% 10/10/14 (o)	2,466,842	1,859,382
		2,579,007
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2875% 3/30/12 (o)	408,969	368,072
term loan 3.5975% 3/30/14 (o)	2,139,218	1,925,296
		2,293,368
TOTAL UTILITIES		4,872,375
TOTAL FLOATING RATE LOANS (Cost $68,300,462)		73,982,777
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 2.25% 12/14/19 (o) (Cost $1,004,284)	1,443,501	1,111,496
Bank Notes - 0.0%

National City Bank, Cleveland 0.7675% 3/1/13 (o) (Cost $800,423)	978,000	875,948
Fixed-Income Funds - 24.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	7,962,431	808,744,111
Fidelity Floating Rate Central Fund (p)	6,536,673	578,953,113
Fidelity Mortgage Backed Securities Central Fund (p)	14,800,559	1,508,325,013
TOTAL FIXED-INCOME FUNDS (Cost $2,833,629,941)		2,896,022,237
Preferred Securities - 0.1%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,440,000	$ 4,487,481
Net Servicos de Comunicacao SA 9.25% (h)	2,918,000	2,928,229
		7,415,710
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,008,000	3,921,741
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	1,052,000	597,803
MUFG Capital Finance 1 Ltd. 6.346% (o)	4,028,000	3,725,201
		4,323,004
TOTAL PREFERRED SECURITIES (Cost $14,169,819)		15,660,455
Cash Equivalents - 6.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09:
(Collateralized by U.S. Treasury Obligations) #	$ 662,451,688	662,448,000
(Collateralized by U.S. Treasury Obligations) #	7,481,041	7,481,000
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (b)	152,477,889	152,477,000
TOTAL CASH EQUIVALENTS (Cost $822,406,000)		822,406,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $12,270,466,676)		12,589,259,753
NET OTHER ASSETS - (5.2)%		(619,012,215)
NET ASSETS - 100%		$ 11,970,247,538
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)

	Sept. 2034	$ 39,167	$ (37,027)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (n)	Sept. 2037	3,932,746	(3,834,427)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (n)	Sept. 2037	4,522,658	(4,409,591)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (n)	Sept. 2037	2,752,922	(2,684,099)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (n)	Sept. 2037	7,078,942	(6,901,969)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (n)	Sept. 2037	2,556,285	(2,492,378)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc.
Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)

	August 2034	$ 30,779	$ (22,520)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (m)	Oct. 2034	36,773	(26,266)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (m)	March 2034	8,248	(1,154)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)	Feb. 2034	787	(723)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (m)	April 2032	11,800	(6,506)
TOTAL CREDIT DEFAULT SWAPS		$ 20,971,107	$ (20,416,660)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 36,623
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	134,044
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront payment ($79,955))	July 2014	1,135,000	120,023
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	14,996,414
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,108,718
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,493,940
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,618,268
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	6,582,608
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	10,618,930
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,520,250
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,746,074
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 25,000,000	$ 2,806,923
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	5,061,560
TOTAL INTEREST RATE SWAPS		$ 919,929,000	$ 70,844,375
		$ 940,900,107	$ 50,427,715
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $872,073,392 or 7.3% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,269,280 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,488,885.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,727 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$662,448,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 113,907,656
Banc of America Securities LLC	56,715,763
Bank of America, NA	141,789,408
Deutsche Bank Securities, Inc.	62,387,340
ING Financial Markets LLC	18,247,957
J.P. Morgan Securities, Inc.	113,431,527
Mizuho Securities USA, Inc.	56,715,763
Morgan Stanley & Co., Inc.	28,357,882
Societe Generale, New York Branch	70,894,704
$ 662,448,000
$7,481,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 2,902,240
Barclays Capital, Inc.	3,652,513
Deutsche Bank Securities, Inc.	926,247
$ 7,481,000
$152,477,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 152,477,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 5,484,652
Fidelity Commercial Mortgage-Backed Securities Central Fund	20,606,840
Fidelity Corporate Bond 1-10 Year Central Fund	71,469,040
Fidelity Floating Rate Central Fund	25,297,655
Fidelity Mortgage Backed Securities Central Fund	85,655,251
Fidelity Ultra-Short Central Fund	4,349,644
Total	$ 212,863,082
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,991,380	$ 4,148,681	$ 267,091,219*	$ -	0.0%
Fidelity Commercial Mortgage Backed Securities Central Fund	658,434,817	16,728,421	555,096,527*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,816,743,999	49,222,593	1,029,134,976*	808,744,111	28.6%
Fidelity Floating Rate Central Fund	408,626,297	151,340,041	-	578,953,113	20.1%
Fidelity Mortgage Backed Securities Central Fund	2,138,641,000	161,026,129	851,012,714	1,508,325,013	19.4%
Fidelity Ultra-Short Central Fund	599,904,422	-	504,601,608*	-	0.0%
Total	$ 5,906,341,915	$ 382,465,865	$ 3,206,937,044	$ 2,896,022,237
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 1,181,886	$ -	$ 1,181,886	$ -
Asset-Backed Securities	240,669,499	-	212,680,747	27,988,752
Bank Notes	875,948	-	875,948	-
Cash Equivalents	822,406,000	-	822,406,000	-
Collateralized Mortgage Obligations	273,533,771	-	263,819,927	9,713,844
Commercial Mortgage Securities	724,435,418	-	663,747,314	60,688,104
Corporate Bonds	3,356,947,773	-	3,356,640,801	306,972
Fixed-Income Funds	2,896,022,237	2,896,022,237	-	-
Floating Rate Loans	73,982,777	-	73,982,777	-
Foreign Government and Government Agency Obligations	169,526,256	-	169,526,256	-
Municipal Securities	19,263,233	-	19,263,233	-
Preferred Securities	15,660,455	-	15,660,455	-
Sovereign Loan Participations	1,111,496	-	1,111,496	-
Supranational Obligations	246,560	-	246,560	-
U.S. Government Agency - Mortgage Securities	1,488,513,966	-	1,488,513,966	-
U.S. Government and Government Agency Obligations	2,504,882,478	-	2,504,882,478	-
Total Investments in Securities:	$ 12,589,259,753	$ 2,896,022,237	$ 9,594,539,844	$ 98,697,672
Derivative Instruments:
Assets
Swap Agreements	$ 70,844,375	$ -	$ 70,844,375	$ -
Liabilities
Swap Agreements	$ (20,416,660)	$ -	$ (20,371,250)	$ (45,410)
Total Derivative Instruments:	$ 50,427,715	$ -	$ 50,473,125	$ (45,410)
Other Financial Instruments:
Forward Commitments	$ (1,661,972)	$ -	$ (1,661,972)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,663,788
Total Realized Gain (Loss)	(662,758)
Total Unrealized Gain (Loss)	(11,022,804)
Cost of Purchases	100,015,146
Proceeds of Sales	(11,437,699)
Amortization/Accretion	(4,011,050)
Transfers in/out of Level 3	22,153,049
Ending Balance	$ 98,697,672
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (15,952,208)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (3,526,344)
Total Unrealized Gain (loss)	3,478,914
Transfers in/out of Level 3	2,020
Ending Balance	$ (45,410)
Realized gain (loss) on Swap Agreements for the period	$ (3,729,333)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 45,805

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (20,416,660)
Interest Rate Risk
Swap Agreements (a)	70,844,375	-
Total Value of Derivatives	$ 70,844,375	$ (20,416,660)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $93,866,210 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $179,587,761 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $149,180,568 and repurchase agreements of $822,406,000) - See accompanying schedule: Unaffiliated issuers (cost $9,436,836,735)	$ 9,693,237,516
Fidelity Central Funds (cost $2,833,629,941)	2,896,022,237
Total Investments (cost $12,270,466,676)		$ 12,589,259,753
Commitment to sell securities on a delayed delivery basis	(271,792,558)
Receivable for securities sold on a delayed delivery basis	270,130,586	(1,661,972)
Receivable for investments sold
Regular delivery		52,713,641
Delayed delivery		302,094
Cash		5,337,843
Receivable for swap agreements		2,779
Receivable for fund shares sold		25,093,285
Interest receivable		84,058,538
Distributions receivable from Fidelity Central Funds		11,654,259
Unrealized appreciation on swap agreements		70,844,375
Other receivables		66,101
Total assets		12,837,670,696

Liabilities
Payable for investments purchased Regular delivery	$ 248,597,181
Delayed delivery	434,896,899
Payable for swap agreements	288,957
Payable for fund shares redeemed	4,925,358
Distributions payable	1,056,076
Unrealized depreciation on swap agreements	20,416,660
Accrued management fee	3,123,002
Distribution fees payable	82,584
Other affiliated payables	1,357,377
Other payables and accrued expenses	201,564
Collateral on securities loaned, at value	152,477,500
Total liabilities		867,423,158

Net Assets		$ 11,970,247,538
Net Assets consist of:
Paid in capital		$ 12,054,601,659
Undistributed net investment income		60,445,769
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(514,594,230)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		369,794,340
Net Assets		$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,998,124 ÷ 10,508,935 shares)	$ 10.28

Maximum offering price per share (100/96.00 of $10.28)	$ 10.71
Class T: Net Asset Value and redemption price per share ($48,090,018 ÷ 4,683,970 shares)	$ 10.27

Maximum offering price per share (100/96.00 of $10.27)	$ 10.70
Class B: Net Asset Value and offering price per share ($9,053,577 ÷ 880,746 shares)A	$ 10.28

Class C: Net Asset Value and offering price per share ($55,957,881 ÷ 5,445,286 shares)A	$ 10.28

Total Bond: Net Asset Value, offering price and redemption price per share ($10,863,828,278 ÷ 1,057,231,921 shares)	$ 10.28

Class F: Net Asset Value, offering price and redemption price per share ($329,015 ÷ 32,022 shares)	$ 10.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($884,990,645 ÷ 86,225,445 shares)	$ 10.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2009

Investment Income
Dividends		$ 1,790,098
Interest		384,864,258
Income from Fidelity Central Funds		212,863,082
Total income		599,517,438

Expenses
Management fee	$ 32,073,749
Transfer agent fees	10,846,434
Distribution fees	754,200
Fund wide operations fee	3,032,583
Independent trustees' compensation	35,644
Miscellaneous	216,528
Total expenses before reductions	46,959,138
Expense reductions	(171,390)	46,787,748
Net investment income		552,729,690
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,333,159
Fidelity Central Funds	(570,562,102)
Foreign currency transactions	(1,558)
Swap agreements	39,230,099
Total net realized gain (loss)		(524,000,402)
Change in net unrealized appreciation (depreciation) on: Investment securities	712,539,712
Assets and liabilities in foreign currencies	(185)
Swap agreements	39,414,561
Delayed delivery commitments	(1,603,030)
Total change in net unrealized appreciation (depreciation)		750,351,058
Net gain (loss)		226,350,656
Net increase (decrease) in net assets resulting from operations		$ 779,080,346

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 552,729,690	$ 518,414,707
Net realized gain (loss)	(524,000,402)	95,293,460
Change in net unrealized appreciation (depreciation)	750,351,058	(332,114,221)
Net increase (decrease) in net assets resulting from operations	779,080,346	281,593,946
Distributions to shareholders from net investment income	(503,411,775)	(501,867,517)
Distributions to shareholders from net realized gain	(71,517,925)	(24,508,784)
Total distributions	(574,929,700)	(526,376,301)
Share transactions - net increase (decrease)	684,114,730	4,412,741,476
Total increase (decrease) in net assets	888,265,376	4,167,959,121

Net Assets
Beginning of period	11,081,982,162	6,914,023,041
End of period (including undistributed net investment income of $60,445,769 and undistributed net investment income of $8,813,868, respectively)	$ 11,970,247,538	$ 11,081,982,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment incomeE	.494	.488	.508	.043	.476	.387
Net realized and unrealized gain (loss)	.231	(.189)	(.141)	.105	(.294) H	.183
Total from investment operations	.725	.299	.367	.148	.182	.570
Distributions from net investment income	(.447)	(.474)	(.470)	(.038)	(.432)	(.370)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.515)	(.499)	(.487)	(.038)	(.472)	(.460)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.79%	2.93%	3.57%	1.44%	1.78%	5.52%
Ratios to Average Net Assets F,J
Expenses before reductions	.80%	.80%	.77%	.73% A	.79%	.96%
Expenses net of fee waivers, if any	.80%	.80%	.77%	.73% A	.79%	.80%
Expenses net of all reductions	.80%	.80%	.77%	.73% A	.79%	.80%
Net investment income	5.17%	4.77%	4.93%	4.98% A	4.61%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Income from Investment Operations
Net investment incomeE	.488	.489	.508	.042	.466	.377
Net realized and unrealized gain (loss)	.233	(.191)	(.143)	.105	(.296) H	.173
Total from investment operations	.721	.298	.365	.147	.170	.550
Distributions from net investment income	(.443)	(.473)	(.468)	(.037)	(.420)	(.360)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.511)	(.498)	(.485)	(.037)	(.460)	(.450)
Net asset value, end of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Total Return B,C,D	7.74%	2.92%	3.55%	1.43%	1.66%	5.33%
Ratios to Average Net Assets F,J
Expenses before reductions	.85%	.81%	.78%	.87% A	.91%	1.13%
Expenses net of fee waivers, if any	.85%	.81%	.78%	.87% A	.90%	.90%
Expenses net of all reductions	.85%	.80%	.78%	.87% A	.90%	.90%
Net investment income	5.12%	4.76%	4.92%	4.84% A	4.50%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.423	.413	.432	.037	.399	.309
Net realized and unrealized gain (loss)	.233	(.190)	(.145)	.104	(.296) H	.182
Total from investment operations	.656	.223	.287	.141	.103	.491
Distributions from net investment income	(.378)	(.398)	(.390)	(.031)	(.353)	(.291)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.446)	(.423)	(.407)	(.031)	(.393)	(.381)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.01%	2.17%	2.77%	1.38%	1.01%	4.74%
Ratios to Average Net Assets F,J
Expenses before reductions	1.53%	1.54%	1.53%	1.51% A	1.59%	1.75%
Expenses net of fee waivers, if any	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Expenses net of all reductions	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Net investment income	4.44%	4.03%	4.17%	4.22% A	3.85%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.425	.413	.429	.036	.389	.299
Net realized and unrealized gain (loss)	.232	(.189)	(.145)	.105	(.293) H	.181
Total from investment operations	.657	.224	.284	.141	.096	.480
Distributions from net investment income	(.379)	(.399)	(.387)	(.031)	(.346)	(.280)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.447)	(.424)	(.404)	(.031)	(.386)	(.370)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.02%	2.18%	2.75%	1.37%	.94%	4.63%
Ratios to Average Net Assets F,J
Expenses before reductions	1.52%	1.53%	1.55%	1.60% A	1.62%	1.74%
Expenses net of fee waivers, if any	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Expenses net of all reductions	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Net investment income	4.45%	4.03%	4.15%	4.13% A	3.78%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,

2009

2008

2007

2006 H

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.527	.524	.543	.046	.506	.411
Net realized and unrealized gain (loss)	.232	(.189)	(.143)	.105	(.290) G	.182
Total from investment operations	.759	.335	.400	.151	.216	.593
Distributions from net investment income	(.481)	(.510)	(.503)	(.041)	(.466)	(.393)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.549)	(.535)	(.520)	(.041)	(.506)	(.483)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C	8.17%	3.29%	3.89%	1.46%	2.11%	5.75%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.45%	.45%	.45% A	.45%	.64%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.45%	.61%
Expenses net of all reductions	.45%	.45%	.45%	.45% A	.45%	.61%
Net investment income	5.52%	5.12%	5.25%	5.26% A	4.95%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225
Portfolio turnover rate F	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Year ended August 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.89
Income from Investment Operations
Net investment income D	.100
Net realized and unrealized gain (loss)	.359
Total from investment operations	.459
Distributions from net investment income	(.079)
Net asset value, end of period	$ 10.27
Total Return B,C	4.64%
Ratios to Average Net Assets E,H
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 329
Portfolio turnover rate F	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 H

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.518	.516	.527	.045	.493	.410
Net realized and unrealized gain (loss)	.224	(.186)	(.134)	.105	(.294) G	.182
Total from investment operations	.742	.330	.393	.150	.199	.592
Distributions from net investment income	(.474)	(.505)	(.496)	(.040)	(.459)	(.392)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.542)	(.530)	(.513)	(.040)	(.499)	(.482)
Net asset value, end of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Total Return B,C	7.99%	3.24%	3.83%	1.46%	1.95%	5.74%
Ratios to Average Net Assets E,I
Expenses before reductions	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of fee waivers, if any	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of all reductions	.53%	.51%	.49%	.54% A	.56%	.61%
Net investment income	5.45%	5.06%	5.21%	5.16% A	4.84%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114
Portfolio turnover rate F	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on June 26, 2009. The Fund offers Class A, Class T, Class B, Class C, Total Bond, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 409,909,965
Unrealized depreciation	(274,645,572)
Net unrealized appreciation (depreciation)	$ 135,264,393

Undistributed ordinary income	$ 53,858,059
Capital loss carryforward	$ (93,866,210)

Cost for federal income tax purposes	$ 12,453,995,360

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 574,929,700	$ 521,474,544
Long-term Capital Gains	-	4,901,757
Total	$ 574,929,700	$ 526,376,301

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

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4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors,

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5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $20,971,107 representing .18% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(20,416,660). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $10,488,885. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $10,482,222 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below

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5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (12,866,343)	$ 9,724,297
Interest Rate Risk
Swap Agreements	52,096,442	29,690,264
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 39,230,099	$ 39,414,561

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $39,230,099 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $39,414,561 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $2,127,349,029 and $2,708,644,992, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 206,573	$ 13,873
Class T	0%	.25%	101,105	1,636
Class B	.65%	.25%	75,509	54,592
Class C	.75%	.25%	371,013	76,285
			$ 754,200	$ 146,386

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,808
Class T	4,757
Class B*	42,910
Class C*	7,798
$ 88,273

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class F. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 163,866.20
Class T	101,206.25
Class B	23,463.28
Class C	62,409.17
Total Bond	9,043,406.10
Institutional Class	1,452,084.18
	$ 10,846,434

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Other Affiliated Transaction.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date.

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8. Other Affiliated Transaction - continued

Other Affiliated Transactions - continued

As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 301,876,510	4,827,993
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 450,179,305	6,245,706
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,145,174	1,493,890

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

On February 20, 2009, the Fund redeemed in-kind 9,773,856 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $879,717,481 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $45,943 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Annual Report

10. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $371,839.

11. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $150,854. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 20,536

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009 A	2008
From net investment income
Class A	$ 3,847,702	$ 3,361,032
Class T	1,872,372	2,139,983
Class B	334,350	357,685
Class C	1,445,182	975,717
Total Bond	454,620,480	451,129,055
Class F	2,418	-
Institutional Class	41,289,271	43,904,045
Total	$ 503,411,775	$ 501,867,517

Annual Report

Notes to Financial Statements - continued

12. Distributions to Shareholders - continued

Years ended August 31,	2009 A	2008
From net realized gain
Class A	$ 551,756	$ 158,977
Class T	276,592	118,778
Class B	67,464	17,979
Class C	216,528	58,576
Total Bond	64,472,390	22,110,637
Institutional Class	5,933,195	2,043,837
Total	$ 71,517,925	$ 24,508,784

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009 A	2008	2009 A	2008
Class A
Shares sold	5,984,791	5,588,201	$ 57,444,987	$ 57,565,572
Reinvestment of distributions	406,888	305,321	3,861,183	3,130,894
Shares redeemed	(3,902,315)	(2,555,919)	(36,894,839)	(26,109,819)
Net increase (decrease)	2,489,364	3,337,603	$ 24,411,331	$ 34,586,647
Class T
Shares sold	2,362,273	2,804,342	$ 22,525,326	$ 28,824,011
Reinvestment of distributions	212,303	209,490	2,007,899	2,149,894
Shares redeemed	(1,724,975)	(3,292,088)	(16,315,286)	(33,740,425)
Net increase (decrease)	849,601	(278,256)	$ 8,217,939	$ (2,766,520)
Class B
Shares sold	554,201	792,814	$ 5,314,152	$ 8,188,014
Reinvestment of distributions	28,612	25,155	270,597	258,101
Shares redeemed	(659,643)	(449,829)	(6,193,443)	(4,577,167)
Net increase (decrease)	(76,830)	368,140	$ (608,694)	$ 3,868,948
Class C
Shares sold	4,153,350	1,925,088	$ 39,736,399	$ 19,771,131
Reinvestment of distributions	152,104	87,624	1,446,118	898,560
Shares redeemed	(1,718,977)	(993,539)	(16,256,813)	(10,165,574)
Net increase (decrease)	2,586,477	1,019,173	$ 24,925,704	$ 10,504,117

Annual Report

13. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2009 A	2008	2009 A	2008
Total Bond
Shares sold	373,151,213	547,722,071	$ 3,605,197,725	$ 5,645,252,478
Reinvestment of distributions	53,605,881	45,012,353	507,857,810	461,616,494
Shares redeemed	(360,364,229)	(230,103,358)	(3,408,960,293)	(2,368,082,060)
Net increase (decrease)	66,392,865	362,631,066	$ 704,095,242	$ 3,738,786,912
Class F
Shares sold	33,569	-	$ 332,941	$ -
Reinvestment of distributions	236	-	2,418	-
Shares redeemed	(1,783)	-	(18,285)	-
Net increase (decrease)	32,022	-	$ 317,074	$ -
Institutional Class
Shares sold	13,719,215	78,780,201	$ 128,522,571	$ 814,530,864
Reinvestment of distributions	4,940,454	4,451,142	46,673,580	45,563,586
Shares redeemed	(26,671,015)	(22,980,579)	(252,440,017)	(232,333,078)
Net increase (decrease)	(8,011,346)	60,250,764	$ (77,243,866)	$ 627,761,372

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-
2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 1.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $403,612,312 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TBD-F-ANN-1009
1.891916.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Total Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity Total Bond Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge) B	3.48%	3.33%	4.27%
Class T (incl. 4.00% sales charge) C	3.43%	3.26%	4.21%
Class B (incl. contingent deferred sales charge) D	2.01%	3.06%	4.30%
Class C (incl. contingent deferred sales charge) E	6.02%	3.37%	4.27%

A From October 15, 2002.

B As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns between June 16, 2004 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class B shares' contingent deferred sales charges included in past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Total Bond Fund - Class A on October 15, 2002, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor Total Bond Fund: The fund's Class A, Class T, Class B and Class C shares gained 7.79%, 7.74%, 7.01% and 7.02%, respectively (excluding sales charges), roughly in line with the Barclays Capital U.S. Universal Bond Index, which rose 7.38%, and the Aggregate Bond index. In reviewing performance, I'll discuss the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. Sector selection drove results versus the Aggregate Bond index. Specifically, the fund was helped by overweighting corporate bonds and securitized products, while underweighting U.S. government securities - particularly Treasuries. These sector decisions, coupled with favorable security selection overall, helped to offset out-of-index allocations to high-yield and emerging-markets debt. That said, we saw strong excess returns in the emerging-markets subportfolio. All spread sectors benefited in the second half from a massive flight to riskier assets. Corporates in particular had a strong showing, with the fund's industrials and utilities holdings showing big gains. Elsewhere, I increased our overweighting in financials, a move that also contributed. High-yield and emerging-markets bonds were helped by similar forces in the second half, although their recent rally wasn't enough to overcome what they lost relative to investment-grade debt early on in the period. I added to our high-yield stake beginning in late 2008, which was a plus for the fund since that time. However, security selection in the sector limited our upside a bit. An out-of-index stake in Treasury Inflation-Protected Securities also detracted. In terms of the fund's structure, I significantly reduced our central fund exposure, while still maintaining many of the same securities via direct holdings.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor Total Bond Fund: The fund's Institutional Class shares gained 7.99%, outpacing the Barclays Capital U.S. Universal Bond Index, which rose 7.38%, and the Aggregate Bond index. In reviewing performance, I'll discuss the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. Sector selection drove results versus the Aggregate Bond index. Specifically, the fund was helped by overweighting corporate bonds and securitized products, while underweighting U.S. government securities - particularly Treasuries. These sector decisions, coupled with favorable security selection overall, helped to offset out-of-index allocations to high-yield and emerging-markets debt. That said, we saw strong excess returns in the emerging-markets subportfolio. All spread sectors benefited in the second half from a massive flight to riskier assets. Corporates in particular had a strong showing, with the fund's industrials and utilities holdings showing big gains. Elsewhere, I increased our overweighting in financials, a move that also contributed. High-yield and emerging-markets bonds were helped by similar forces in the second half, although their recent rally wasn't enough to overcome what they lost relative to investment-grade debt early on in the period. I added to our high-yield stake beginning in late 2008, which was a plus for the fund since that time. However, security selection in the sector limited our upside a bit. An out-of-index stake in Treasury Inflation-Protected Securities also detracted. In terms of the fund's structure, I significantly reduced our central fund exposure, while still maintaining many of the same securities via direct holdings.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009) for Class A, Class T, Class B, Class C, Total Bond and Institutional Class and for the entire period (June 26, 2009 to August 31, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2009	Expenses Paid During Period
Class A	.79%
Actual		$ 1,000.00	$ 1,140.70	$ 4.26 B
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02 C
Class T	.84%
Actual		$ 1,000.00	$ 1,140.60	$ 4.53 B
Hypothetical A		$ 1,000.00	$ 1,020.97	$ 4.28 C
Class B	1.52%
Actual		$ 1,000.00	$ 1,136.60	$ 8.19 B
Hypothetical A		$ 1,000.00	$ 1,017.54	$ 7.73 C
Class C	1.50%
Actual		$ 1,000.00	$ 1,136.70	$ 8.08 B
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63 C
Total Bond	.45%
Actual		$ 1,000.00	$ 1,142.60	$ 2.43 B
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29 C
Class F	.35%
Actual		$ 1,000.00	$ 1,046.40	$ .66 B
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79 C
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,141.30	$ 2.81 B
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Total Bond and Institutional Class and multiplied by 67/365 (to reflect the period June 26, 2009 to August 31, 2009) for Class F. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations†† 49.8%	U.S. Government and U.S. Government Agency Obligations 51.7%
AAA 6.8%	AAA 9.5%
AA 3.2%	AA 4.1%
A 10.1%	A 10.9%
BBB 15.3%	BBB 16.3%
BB and Below 15.3%	BB and Below 13.9%
Not Rated 0.7%	Not Rated 1.3%
Short-Term Investments and Net Other Assets† (1.2)%	Short-Term Investments and Net Other Assets† (7.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	5.5	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	3.7	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*	As of February 28, 2009**
Corporate Bonds 34.8%	Corporate Bonds 36.7%
U.S. Government and U.S. Government Agency Obligations†† 49.8%	U.S. Government and U.S. Government Agency Obligations 51.7%
Asset-Backed Securities 2.0%	Asset-Backed Securities 3.3%
CMOs and Other Mortgage Related Securities 7.9%	CMOs and Other Mortgage Related Securities 9.4%
Municipal Bonds 0.2%	Municipal Bonds 0.4%
Other Investments 6.5%	Other Investments 6.2%
Short-Term Investments and Net Other Assets† (1.2)%	Short-Term Investments and Net Other Assets† (7.7)%

* Foreign investments	9.0%	** Foreign investments	9.0%
* Futures and Swaps	8.8%	** Futures and Swaps	12.2%

† Short-term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 28.1%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 2,086,000	$ 1,635,007
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Ventas, Inc. 3.875% 11/15/11 (h)		1,140,000	1,190,650
Vornado Realty Trust 2.85% 4/1/27		510,000	465,406
			1,656,056
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	263,185
TOTAL FINANCIALS			1,919,241
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
General Cable Corp. 1% 10/15/12		2,580,000	2,168,748
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,273,355
TOTAL CONVERTIBLE BONDS			7,996,351
Nonconvertible Bonds - 28.0%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.1%
Affinia Group, Inc. 10.75% 8/15/16 (h)		330,000	339,900
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	2,437,500
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,866,783
5.875% 3/15/11		2,077,000	2,161,540
RSC Equipment Rental, Inc. 10% 7/15/17 (h)		1,170,000	1,240,200
Tenneco, Inc. 8.625% 11/15/14		1,750,000	1,531,250
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,120,000	2,268,400
TRW Automotive, Inc. 7% 3/15/14 (h)		900,000	783,000
			16,628,573
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29		1,465,000	981,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co.: - continued
6.625% 10/1/28		$ 2,475,000	$ 1,683,000
7.45% 7/16/31		2,200,000	1,683,000
			4,347,550
Diversified Consumer Services - 0.0%
Affinion Group, Inc.:
10.125% 10/15/13 (h)		1,070,000	1,061,975
11.5% 10/15/15		1,005,000	964,800
Service Corp. International 7.5% 4/1/27		1,935,000	1,635,075
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)		970,000	853,600
Trustees of Dartmouth College 4.75% 6/1/19		1,000	1,036
			4,516,486
Hotels, Restaurants & Leisure - 0.6%
Ameristar Casinos, Inc. 9.25% 6/1/14 (h)		2,020,000	2,060,400
Carrols Corp. 9% 1/15/13		85,000	82,663
Chukchansi Economic Development Authority 8% 11/15/13 (h)		565,000	452,000
Harrah's Escrow Corp. 11.25% 6/1/17 (h)		2,635,000	2,687,700
Host Marriott LP:
6.375% 3/15/15		250,000	230,000
7.125% 11/1/13		5,360,000	5,199,200
ITT Corp. 7.375% 11/15/15		1,130,000	1,076,325
Landry's Restaurants, Inc. 14% 8/15/11		1,800,000	1,795,500
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (h)		4,330,000	909,300
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,512,219
MGM Mirage, Inc.:
8.375% 2/1/11		645,000	541,800
8.5% 9/15/10		735,000	712,950
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		4,175,000	3,423,500
6.875% 2/15/15		210,000	144,900
7.125% 8/15/14		1,350,000	945,000
Park Place Entertainment Corp. 7.875% 3/15/10		480,000	465,600
Penn National Gaming, Inc. 8.75% 8/15/19 (h)		2,695,000	2,695,000
Pinnacle Entertainment, Inc. 8.625% 8/1/17 (h)		2,520,000	2,494,800
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	365,025
11.875% 7/15/15		1,450,000	1,479,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13		$ 3,000,000	$ 2,662,500
7.25% 6/15/16		4,285,000	3,492,275
7.5% 10/15/27		2,025,000	1,420,031
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,043,113
9.25% 6/15/19 (h)		1,845,000	1,863,450
Seminole Hard Rock Entertainment, Inc. 3.1294% 3/15/14 (h)(o)		3,010,000	2,287,600
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		945,000	888,300
7.25% 5/1/12		1,760,000	1,654,400
Snoqualmie Entertainment Authority:
4.68% 2/1/14 (h)(o)		140,000	68,600
9.125% 2/1/15 (h)		1,100,000	605,000
Speedway Motorsports, Inc. 8.75% 6/1/16 (h)		1,855,000	1,887,463
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13		1,200,000	1,131,000
7.875% 5/1/12		2,095,000	2,105,475
7.875% 10/15/14		2,635,000	2,621,825
Times Square Hotel Trust 8.528% 8/1/26 (h)		108,352	99,207
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,112,300
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		480,000	478,800
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	2,737,625
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (h)		3,465,000	3,568,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		4,685,000	4,312,075
			67,312,871
Household Durables - 0.3%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	1,082,250
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,314,997
5.875% 1/15/36		13,274,000	11,099,639
6.375% 6/15/14		6,250,000	6,387,050
KB Home 5.875% 1/15/15		720,000	669,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. 12.25% 6/1/17 (h)		$ 2,145,000	$ 2,477,475
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,039,725
Ryland Group, Inc. 8.4% 5/15/17		1,855,000	1,873,550
Sealy Mattress Co. 8.25% 6/15/14		1,090,000	956,475
			31,900,761
Media - 2.0%
AMC Entertainment, Inc. 8.75% 6/1/19		2,740,000	2,712,600
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	2,000,782
6.875% 5/1/12		2,441,000	2,669,524
7.625% 4/15/31		500,000	549,083
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,795,000	1,934,113
Charter Communications Holdings I LLC:
9.92% 4/1/14 (c)		1,495,000	13,081
11.125% 1/15/14 (c)		505,000	4,419
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)		5,490,000	768,600
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (c)		3,865,000	4,294,981
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (h)(o)		3,865,000	3,903,650
10.375% 4/30/14 (h)(o)		2,220,000	2,247,750
12.875% 9/15/14 (h)		890,000	965,650
Clear Channel Communications, Inc.:
4.5% 1/15/10		1,060,000	935,450
7.65% 9/15/10		710,000	532,500
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	543,423
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,905,774
5.5% 3/15/11		382,000	400,901
5.7% 5/15/18		11,968,000	12,637,753
5.85% 1/15/10		61,000	62,104
6.45% 3/15/37		8,838,000	9,427,618
6.55% 7/1/39		9,000,000	9,743,382
COX Communications, Inc.:
4.625% 1/15/10		2,141,000	2,164,808
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc.: - continued
4.625% 6/1/13		$ 4,467,000	$ 4,603,503
6.25% 6/1/18 (h)		1,055,000	1,122,791
6.45% 12/1/36 (h)		913,000	936,639
6.95% 6/1/38 (h)		452,000	493,932
CSC Holdings, Inc.:
6.75% 4/15/12		3,945,000	3,964,725
8.5% 4/15/14 (h)		2,105,000	2,141,838
8.5% 6/15/15 (h)		2,340,000	2,363,400
8.625% 2/15/19 (h)		4,030,000	4,090,450
EchoStar Communications Corp.:
6.375% 10/1/11		4,340,000	4,345,425
7% 10/1/13		6,765,000	6,629,700
7.125% 2/1/16		1,345,000	1,291,200
7.75% 5/31/15		1,810,000	1,782,850
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	1,208,475
10% 7/15/17 (h)		1,130,000	1,180,850
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,018,000
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	468,125
6.625% 8/15/15		1,030,000	921,850
9.75% 4/1/14 (h)		1,830,000	1,939,800
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,344,250
8.25% 2/1/30		245,000	186,200
Marquee Holdings, Inc. 12% 8/15/14 (f)		2,965,000	2,453,538
News America Holdings, Inc. 7.75% 12/1/45		170,000	178,040
News America, Inc.:
4.75% 3/15/10		244,000	244,928
5.3% 12/15/14		876,000	939,063
6.15% 3/1/37		2,970,000	2,868,910
6.2% 12/15/34		5,330,000	5,172,594
6.65% 11/15/37		15,817,000	16,265,349
6.9% 3/1/19 (h)		4,805,000	5,412,986
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		6,505,000	4,520,975
10% 8/1/14		3,975,000	3,736,500
11.5% 5/1/16		2,225,000	2,213,875
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.625% 2/1/14		$ 2,325,000	$ 2,307,563
Quebecor Media, Inc.:
7.75% 3/15/16		4,712,000	4,417,500
7.75% 3/15/16		2,485,000	2,329,688
Regal Cinemas Corp. 8.625% 7/15/19 (h)		2,615,000	2,667,300
The Reader's Digest Association, Inc. 9% 2/15/17 (c)		2,805,000	66,619
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,607,003
5.85% 5/1/17		2,607,000	2,737,772
6.2% 7/1/13		2,324,000	2,511,349
6.75% 7/1/18		13,473,000	14,883,879
7.3% 7/1/38		7,850,000	8,882,032
8.75% 2/14/19		2,390,000	2,942,140
Time Warner, Inc.:
5.875% 11/15/16		4,296,000	4,488,637
6.5% 11/15/36		11,565,000	11,646,163
TL Acquisitions, Inc.:
10.5% 1/15/15 (h)		4,895,000	4,454,450
13.25% 7/15/15 (h)		1,600,000	1,448,000
Univision Communications, Inc. 12% 7/1/14 (h)		985,000	1,034,250
UPC Holding BV 9.875% 4/15/18 (h)		3,250,000	3,274,375
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,476,158
6.25% 4/30/16		5,600,000	6,007,898
6.75% 10/5/37		1,460,000	1,529,262
Videotron Ltd.:
9.125% 4/15/18 (h)		1,680,000	1,768,200
9.125% 4/15/18		1,630,000	1,711,500
Visant Holding Corp. 8.75% 12/1/13		450,000	454,500
			239,104,945
Multiline Retail - 0.1%
Dollar General Corp. 10.625% 7/15/15		1,995,000	2,214,450
Federated Retail Holdings, Inc. 5.9% 12/1/16		1,625,000	1,432,433
Macy's Retail Holdings, Inc. 8.875% 7/15/15		1,055,000	1,068,392
Matahari Finance BV 9.5% 10/6/09		1,095,000	1,095,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Neiman Marcus Group, Inc.:
9% 10/15/15 pay-in-kind (f)		$ 1,164,015	$ 869,519
10.375% 10/15/15		1,130,000	858,800
			7,538,594
Specialty Retail - 0.1%
Ltd. Brands, Inc. 8.5% 6/15/19 (h)		1,265,000	1,258,675
Michaels Stores, Inc. 10% 11/1/14		1,705,000	1,628,275
Sally Holdings LLC 9.25% 11/15/14		3,215,000	3,319,488
Toys 'R' Us, Inc.:
7.375% 10/15/18		735,000	540,225
7.625% 8/1/11		4,470,000	4,201,800
			10,948,463
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 4.5925% 12/15/14 (o)		2,020,000	1,737,200
Levi Strauss & Co.:
8.875% 4/1/16		1,285,000	1,285,000
9.75% 1/15/15		4,055,000	4,115,825
			7,138,025
TOTAL CONSUMER DISCRETIONARY			389,436,268
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (h)		13,000,000	14,541,553
7.75% 1/15/19 (h)		4,750,000	5,561,737
Constellation Brands, Inc.:
7.25% 9/1/16		3,135,000	3,033,113
7.25% 5/15/17		495,000	478,913
8.375% 12/15/14		2,835,000	2,877,525
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,107,352
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,007,295
PepsiCo, Inc. 7.9% 11/1/18		9,430,000	11,892,890
			42,500,378
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	203,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Albertsons, Inc.: - continued
7.75% 6/15/26		$ 600,000	$ 513,000
8% 5/1/31		2,385,000	2,068,988
CVS Caremark Corp.:
0.9675% 6/1/10 (o)		2,296,000	2,291,746
6.036% 12/10/28		14,222,232	13,423,227
6.302% 6/1/37 (o)		13,351,000	10,547,290
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	318,150
7.5% 11/15/14		1,595,000	1,571,075
8% 5/1/16		4,285,000	4,242,150
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (h)		2,330,000	2,295,050
			37,473,801
Food Products - 0.5%
Cargill, Inc.:
6% 11/27/17 (h)		9,457,000	10,120,957
6.625% 9/15/37 (h)		8,334,000	8,654,426
Dean Foods Co.:
6.9% 10/15/17		4,565,000	4,154,150
7% 6/1/16		2,740,000	2,561,900
General Mills, Inc.:
5.2% 3/17/15		7,738,000	8,329,129
5.65% 2/15/19		1,586,000	1,713,687
H.J. Heinz Finance Co. 7.125% 8/1/39 (h)		4,605,000	5,407,380
Kraft Foods, Inc.:
5.625% 11/1/11		3,660,000	3,947,167
6.125% 2/1/18		5,261,000	5,757,538
6.75% 2/19/14		540,000	612,850
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,575,063
Smithfield Foods, Inc. 10% 7/15/14 (h)		1,055,000	1,060,275
			53,894,522
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,901,213
Revlon Consumer Products Corp. 9.5% 4/1/11		3,075,000	2,902,031
			4,803,244
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		$ 22,622,000	$ 27,672,248
9.95% 11/10/38		7,025,000	9,259,112
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,950,919
5.65% 5/16/18		7,161,000	7,615,487
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	2,981,424
7.25% 6/15/37		4,865,000	4,679,201
			62,158,391
TOTAL CONSUMER STAPLES			200,830,336
ENERGY - 3.4%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,375,000	1,292,500
7.75% 5/15/17		1,955,000	1,867,025
DCP Midstream LLC 9.75% 3/15/19 (h)		4,663,000	5,543,603
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	1,204,350
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,649,407
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,798,155
5.15% 3/15/13		2,277,000	2,372,723
7% 3/15/38		5,880,000	6,080,002
9.625% 3/1/19		1,500,000	1,822,293
			25,630,058
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16		14,836,000	15,428,416
6.45% 9/15/36		2,115,000	2,093,581
Arch Coal, Inc. 8.75% 8/1/16 (h)		1,545,000	1,545,000
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,532,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,304,100
Berry Petroleum Co. 10.25% 6/1/14		975,000	1,018,875
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	2,498,665
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,705,061
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.: - continued
5.7% 5/15/17		$ 16,009,000	$ 16,767,651
Chesapeake Energy Corp.:
6.5% 8/15/17		3,485,000	3,101,650
6.875% 1/15/16		580,000	530,700
7.25% 12/15/18		1,600,000	1,460,000
7.5% 9/15/13		2,265,000	2,208,375
7.5% 6/15/14		1,790,000	1,736,300
7.625% 7/15/13		895,000	879,338
9.5% 2/15/15		8,575,000	8,746,500
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,648,720
4.75% 2/1/14		1,055,000	1,131,175
5.75% 2/1/19		2,930,000	3,208,350
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,120,950
Drummond Co., Inc. 7.375% 2/15/16 (h)		5,390,000	4,689,300
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,068,380
6.75% 2/15/32		10,542,000	10,102,304
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,189,981
6.45% 11/3/36 (h)		2,400,000	2,164,243
6.875% 2/1/11		2,313,000	2,411,989
7.875% 8/16/10		1,037,000	1,085,816
El Paso Corp. 8.25% 2/15/16		875,000	875,000
El Paso Energy Corp. 7.75% 1/15/32		1,315,000	1,170,951
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	960,770
El Paso Performance-Linked Trust 7.75% 7/15/11 (h)		3,100,000	2,991,500
Empresa Nacional de Petroleo 6.75% 11/15/12 (h)		1,694,000	1,822,475
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,803,063
6.5% 4/15/18		2,372,000	2,491,200
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,140,154
Enterprise Products Operating LP:
4.625% 10/15/09		1,947,000	1,950,259
5.6% 10/15/14		1,955,000	2,067,831
5.65% 4/1/13		697,000	740,593
Forest Oil Corp.:
7.25% 6/15/19		1,080,000	1,015,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp.: - continued
7.75% 5/1/14		$ 1,005,000	$ 949,725
8.5% 2/15/14 (h)		4,070,000	4,090,350
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,979,250
Gazstream SA 5.625% 7/22/13 (h)		823,342	823,342
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,010,111
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		2,025,000	1,974,375
9.125% 7/2/18 (h)		1,015,000	979,475
11.75% 1/23/15 (h)		1,085,000	1,177,225
Lukoil International Finance BV 6.656% 6/7/22 (h)		1,222,000	1,105,910
Massey Energy Co. 6.875% 12/15/13		4,845,000	4,554,300
Nakilat, Inc. 6.067% 12/31/33 (h)		4,384,000	3,650,425
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	187,272
Newfield Exploration Co. 7.125% 5/15/18		2,330,000	2,283,400
Nexen, Inc.:
5.05% 11/20/13		3,845,000	3,948,850
5.2% 3/10/15		909,000	918,974
5.875% 3/10/35		240,000	211,072
6.4% 5/15/37		3,645,000	3,372,704
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,833,395
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	400,000
8.75% 12/1/13		610,000	588,650
Pemex Project Funding Master Trust:
1.9294% 6/15/10 (h)(o)		1,245,000	1,241,888
6.625% 6/15/35		625,000	569,239
Petro-Canada:
6.05% 5/15/18		3,850,000	3,988,831
6.8% 5/15/38		18,950,000	20,056,794
Petrobras International Finance Co. Ltd. 7.875% 3/15/19		10,219,000	11,521,923
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,440,450
9.125% 7/15/13		4,270,000	4,312,700
10.5% 8/1/14 (h)		3,025,000	3,176,250
Petroleos de Venezuela SA:
5.25% 4/12/17		15,845,000	8,714,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
5.375% 4/12/27		$ 3,795,000	$ 1,631,850
Petroleos Mexicanos 8% 5/3/19 (h)		657,000	739,125
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	719,475
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,492,650
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,685,525
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,390,936
6.65% 1/15/37		4,430,000	4,612,813
7.75% 10/15/12		2,358,000	2,606,929
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,617,113
7.75% 6/15/15		485,000	470,450
10% 3/1/16		3,215,000	3,391,825
Quicksilver Resources, Inc.:
7.125% 4/1/16		1,975,000	1,659,000
9.125% 8/15/19		2,040,000	1,983,900
11.75% 1/1/16		2,255,000	2,395,938
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		2,355,000	2,219,588
7.375% 7/15/13		2,060,000	2,049,700
7.5% 5/15/16		2,250,000	2,205,000
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,987,000	3,252,195
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	4,891,833
5.5% 9/30/14 (h)		6,670,000	6,902,096
5.832% 9/30/16 (h)		1,343,000	1,379,301
6.332% 9/30/27 (h)		1,840,000	1,694,419
6.75% 9/30/19 (h)		5,651,000	5,906,357
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	2,931,067
SandRidge Energy, Inc.:
4.2219% 4/1/14 (o)		1,675,000	1,381,875
8.625% 4/1/15 pay-in-kind (o)		2,925,000	2,764,125
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,899,800
Source Gas LLC 5.9% 4/1/17 (h)		3,544,000	2,876,746
Southwestern Energy Co. 7.5% 2/1/18 (h)		2,315,000	2,315,000
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	15,339,869
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18		$ 10,851,000	$ 11,365,327
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (h)		1,910,000	1,919,550
Teekay Corp. 8.875% 7/15/11		2,115,000	2,104,425
TEPPCO Partners LP:
5.9% 4/15/13		3,239,000	3,484,724
6.65% 4/15/18		4,741,000	5,110,812
7.55% 4/15/38		9,095,000	10,619,877
Texas Eastern Transmission LP 6% 9/15/17 (h)		5,990,000	6,443,695
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		3,225,000	3,208,875
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)		2,371,000	1,991,640
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,827,719
5.65% 4/1/16		1,200,000	1,256,702
5.9% 8/1/12		4,452,000	4,815,550
YPF SA 10% 11/2/28		2,325,000	2,104,125
			378,127,567
TOTAL ENERGY			403,757,625
FINANCIALS - 9.6%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (o)		2,340,000	2,337,583
0.9025% 9/9/09 (o)		1,271,000	1,271,015
4.245% 1/7/10		1,217,000	1,223,529
4.5% 10/28/10		1,833,000	1,903,486
5.3% 10/30/15		1,170,000	1,185,848
5.85% 7/19/10		3,769,000	3,873,096
6.95% 8/10/12		10,980,000	12,267,504
BlackRock, Inc. 6.25% 9/15/17		14,822,000	15,591,380
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,231,018
5.625% 1/15/17		3,200,000	3,181,878
5.95% 1/18/18		3,989,000	4,152,585
6% 5/1/14		9,300,000	10,027,288
6.15% 4/1/18		4,275,000	4,512,609
6.75% 10/1/37		28,895,000	28,929,067
7.5% 2/15/19		1,757,000	2,022,825
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		$ 2,399,000	$ 2,375,526
6.5% 6/15/12		4,172,000	4,134,160
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	8,732,961
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	6,978,368
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,757,256
7.125% 5/15/15		1,377,000	1,383,247
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	17,356,418
6.15% 4/25/13		4,271,000	4,446,700
6.4% 8/28/17		2,720,000	2,680,552
6.875% 4/25/18		4,701,000	4,800,102
Morgan Stanley:
0.7875% 1/9/12 (o)		9,924,000	9,594,186
0.8375% 1/9/14 (o)		5,002,000	4,628,471
4.75% 4/1/14		2,429,000	2,411,431
5.05% 1/21/11		3,045,000	3,144,846
5.25% 11/2/12		244,000	258,010
5.45% 1/9/17		2,238,000	2,219,315
5.95% 12/28/17		5,050,000	5,163,751
6% 5/13/14		7,810,000	8,281,638
6.6% 4/1/12		5,719,000	6,214,185
6.625% 4/1/18		15,268,000	16,314,453
6.75% 4/15/11		836,000	889,079
7.3% 5/13/19		8,304,000	9,247,592
Northern Trust Corp.:
4.625% 5/1/14		1,762,000	1,870,907
5.5% 8/15/13		2,560,000	2,792,438
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)		978,000	984,113
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,182,409
UBS AG Stamford Branch:
5.75% 4/25/18		16,505,000	16,214,826
5.875% 12/20/17		15,572,000	15,429,392
			265,197,043
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.5%
American Express Bank FSB:
5.5% 4/16/13		$ 4,091,000	$ 4,245,055
6% 9/13/17		10,621,000	10,480,229
ANZ National International Ltd. 6.2% 7/19/13 (h)		1,099,000	1,181,315
Bank of America NA:
5.3% 3/15/17		3,315,000	3,049,701
6% 10/15/36		690,000	638,812
Bank One Corp.:
5.25% 1/30/13		930,000	982,903
7.875% 8/1/10		691,000	730,761
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,314,000	1,920,620
BB&T Corp. 6.5% 8/1/11		1,243,000	1,300,199
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,631,694
Credit Suisse First Boston 6% 2/15/18		16,107,000	16,565,792
Credit Suisse First Boston New York Branch 5% 5/15/13		9,569,000	10,158,785
Credit Suisse New York Branch 5.5% 5/1/14		5,590,000	6,007,864
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (h)(o)		3,914,986	3,484,338
Development Bank of Philippines 8.375% (o)		1,355,000	1,321,125
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		5,710,000	5,139,000
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		2,684,000	2,630,320
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,960,340
5.25% 2/10/14 (h)		565,000	564,095
5.5% 10/17/12		2,256,000	2,332,458
Fifth Third Bancorp:
4.5% 6/1/18		123,000	90,873
8.25% 3/1/38		2,099,000	1,864,672
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,059,757
HSBC Holdings PLC:
0.7775% 10/6/16 (o)		1,143,000	1,059,129
6.5% 9/15/37		8,400,000	8,687,221
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		3,405,000	3,047,475
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,208,536
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,495,000	1,465,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.8% 7/1/14		$ 3,619,000	$ 3,487,341
7% 2/1/11		1,124,000	1,144,071
Korea Development Bank 4.625% 9/16/10		1,833,000	1,848,568
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (h)(o)		720,797	586,288
National City Bank, Cleveland 4.5% 3/15/10		2,943,000	2,984,505
PNC Funding Corp.:
0.6275% 1/31/12 (o)		5,982,000	5,689,528
7.5% 11/1/09		2,026,000	2,043,655
RSHB Capital SA 9% 6/11/14 (h)		605,000	642,813
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (h)(o)		3,253,827	2,993,980
5.805% 6/20/16 (h)(o)		4,204,000	3,452,535
Sovereign Bank 2.1931% 8/1/13 (o)		985	937
Standard Chartered Bank 6.4% 9/26/17 (h)		13,265,000	12,898,209
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		2,933,000	2,572,197
Union Planters Corp. 7.75% 3/1/11		600,000	581,728
UnionBanCal Corp. 5.25% 12/16/13		662,000	615,197
Vimpel Communications 8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		660,000	683,100
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,415,415
6.6% 1/15/38		9,000,000	9,279,820
Wachovia Corp.:
0.6331% 4/23/12 (o)		543,000	523,998
0.6394% 10/15/11 (o)		4,016,000	3,914,295
5.625% 10/15/16		3,399,000	3,389,938
5.75% 6/15/17		2,933,000	3,093,200
Wells Fargo & Co.:
4.2% 1/15/10		2,635,000	2,661,202
5.625% 12/11/17		10,423,000	10,920,928
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	606,802
			178,838,419
Consumer Finance - 1.6%
American General Finance Corp. 6.9% 12/15/17		5,510,000	3,402,243
Capital One Bank USA NA 8.8% 7/15/19		6,680,000	7,156,872
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
0.93% 9/10/09 (o)		$ 3,277,000	$ 3,276,400
5.7% 9/15/11		5,251,000	5,418,250
7.375% 5/23/14		7,440,000	8,115,894
Discover Financial Services:
1.1688% 6/11/10 (o)		4,022,000	3,919,242
6.45% 6/12/17		9,775,000	8,522,979
10.25% 7/15/19		11,010,000	12,058,725
Ford Motor Credit Co. LLC:
7.25% 10/25/11		8,405,000	7,903,600
7.5% 8/1/12		3,600,000	3,312,000
8% 6/1/14		3,390,000	3,129,987
8% 12/15/16		2,135,000	1,870,565
8.625% 11/1/10		1,075,000	1,073,884
12% 5/15/15		3,440,000	3,577,600
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	5,870,882
5.625% 5/1/18		25,000,000	24,894,125
5.875% 1/14/38		14,000,000	12,427,870
5.9% 5/13/14		10,290,000	10,997,036
6.375% 11/15/67 (o)		9,000,000	7,267,500
General Motors Acceptance Corp.:
6.875% 9/15/11		975,000	887,250
6.875% 8/28/12		2,800,000	2,436,000
GMAC LLC:
6.625% 5/15/12		435,000	379,538
6.75% 12/1/14 (h)		5,125,000	4,202,500
6.875% 9/15/11 (h)		2,920,000	2,686,400
8% 11/1/31 (h)		3,500,000	2,730,000
Household Finance Corp.:
6.375% 10/15/11		1,860,000	1,953,846
7% 5/15/12		468,000	504,184
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,340,765
5.25% 1/15/14		1,054,000	1,074,708
MBNA America Bank NA 7.125% 11/15/12 (h)		693,000	718,904
MBNA Corp. 7.5% 3/15/12		1,608,000	1,696,651
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)		4,245,000	4,208,947
ORIX Corp. 5.48% 11/22/11		385,000	379,997
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.6638% 7/26/10 (o)		$ 8,343,000	$ 7,633,261
0.7338% 10/25/11 (o)		12,343,000	9,775,347
0.8294% 3/15/11 (o)		112,000	96,486
4.5% 7/26/10		7,157,000	6,847,274
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)		368,851	364,510
			184,112,222
Diversified Financial Services - 1.3%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,464,877
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,806,650
CIT Group, Inc.:
4.75% 12/15/10		1,085,000	657,050
5.2% 11/3/10		1,265,000	760,833
5.4% 3/7/13		1,005,000	568,326
5.6% 4/27/11		740,000	441,570
7.625% 11/30/12		1,985,000	1,124,636
Citigroup, Inc.:
0.5194% 5/18/11 (o)		2,811,000	2,689,809
5.3% 10/17/12		14,295,000	14,440,795
5.5% 4/11/13		13,549,000	13,485,984
6.125% 5/15/18		15,634,000	14,699,806
6.5% 1/18/11		1,307,000	1,350,732
6.5% 8/19/13		6,153,000	6,318,147
CME Group, Inc. 5.75% 2/15/14		506,000	553,034
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18		8,874,000	9,681,410
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)		3,410,000	3,145,725
9% 6/1/16 (h)		150,000	143,250
ILFC E-Capital Trust I 5.9% 12/21/65 (h)(o)		2,996,000	1,258,320
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,363,914
5.65% 6/1/14		10,520,000	7,895,460
6.375% 3/25/13		1,503,000	1,179,383
6.625% 11/15/13		2,721,000	2,106,955
JPMorgan Chase & Co.:
4.65% 6/1/14		13,500,000	14,095,809
4.891% 9/1/15 (o)		2,729,000	2,463,635
5.6% 6/1/11		2,139,000	2,257,631
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.75% 1/2/13		$ 2,217,000	$ 2,365,794
6.75% 2/1/11		376,000	400,235
Leucadia National Corp.:
7% 8/15/13		1,550,000	1,472,500
7.125% 3/15/17		835,000	759,850
NSG Holdings II, LLC 7.75% 12/15/25 (h)		6,440,000	5,377,400
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		1,800,000	1,793,250
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	772,303
5.5% 1/15/14 (h)		695,000	531,090
5.7% 4/15/17 (h)		1,696,000	1,072,927
SIRENS B.V. Series 2007-2 Class A1, 2.31% 4/13/10 (h)(o)		10,000,000	9,213,000
Sunwest Management, Inc. 8.385% 6/9/10 (c)(o)		325,000	162,500
TMK Capital SA 10% 7/29/11		2,800,000	2,709,000
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,116,575
ZFS Finance USA Trust I 6.15% 12/15/65 (h)(o)		5,692,000	4,952,040
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	5,006,850
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,340,843
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	2,437,500
			154,437,398
Insurance - 1.1%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,216,020
6.2% 5/16/14		6,893,000	7,506,215
7.45% 5/16/19		6,826,000	7,886,392
American International Group, Inc. 8.175% 5/15/68 (o)		7,875,000	3,701,250
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,955,393
6.75% 2/15/34		1,967,000	1,572,797
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	564,480
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,177,890
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	750,107
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	434,927
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		$ 8,000,000	$ 8,977,496
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (h)(o)		7,114,000	6,845,091
MetLife, Inc.:
5% 6/15/15		1,163,000	1,207,549
6.125% 12/1/11		990,000	1,058,056
6.75% 6/1/16		7,610,000	8,324,533
7.717% 2/15/19		10,958,000	12,817,562
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)		3,299,000	3,319,200
5.125% 4/10/13 (h)		559,000	575,089
5.125% 6/10/14 (h)		6,751,000	7,035,116
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,688,417
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,227,836
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	11,385,394
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		9,490,000	10,066,024
Prudential Financial, Inc.:
5.15% 1/15/13		2,167,000	2,183,491
5.4% 6/13/35		452,000	373,128
5.5% 3/15/16		425,000	419,730
5.7% 12/14/36		384,000	337,002
6.2% 1/15/15		1,180,000	1,236,114
7.375% 6/15/19		3,230,000	3,510,390
8.875% 6/15/68 (o)		2,972,000	2,749,100
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)		3,342,000	2,704,574
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	4,190,113
The Chubb Corp.:
5.75% 5/15/18		4,035,000	4,378,370
6.5% 5/15/38		3,390,000	3,860,010
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,296,446
			135,531,302
Real Estate Investment Trusts - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,403,502
Arden Realty LP 5.2% 9/1/11		1,339,000	1,385,864
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	367,927
5.5% 1/15/12		3,337,000	3,463,763
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09		$ 3,087,000	$ 3,084,336
5.625% 12/15/10		4,079,000	4,064,662
5.7% 5/1/17		5,943,000	4,976,858
5.75% 4/1/12		2,463,000	2,401,629
BRE Properties, Inc. 5.75% 9/1/09		611,000	611,000
Camden Property Trust:
4.375% 1/15/10		1,479,000	1,489,187
5.375% 12/15/13		656,000	646,268
5.875% 11/30/12		2,958,000	3,040,102
Colonial Properties Trust 6.875% 8/15/12		4,000,000	3,950,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,747,402
CPG Partners LP 6% 1/15/13		1,017,000	1,019,894
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	2,911,938
5% 5/3/10		2,241,000	2,177,761
5.25% 4/15/11		2,432,000	2,298,128
5.375% 10/15/12		1,286,000	1,168,136
Duke Realty LP:
4.625% 5/15/13		627,000	588,281
5.25% 1/15/10		453,000	454,223
5.4% 8/15/14		5,247,000	4,933,660
5.625% 8/15/11		2,957,000	2,986,795
5.875% 8/15/12		1,009,000	1,011,696
5.95% 2/15/17		699,000	629,008
6.25% 5/15/13		14,190,000	14,260,158
6.5% 1/15/18		3,795,000	3,491,389
Equity One, Inc.:
6% 9/15/17		854,000	748,031
6.25% 1/15/17		494,000	446,535
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	406,479
6% 7/15/12		2,933,000	3,025,252
6.2% 1/15/17		620,000	580,332
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	70,881
HMB Capital Trust V 4.2294% 12/15/36 (c)(h)(o)		270,000	27
Host Hotels & Resorts LP:
6.875% 11/1/14		835,000	793,250
9% 5/15/17 (h)		2,135,000	2,177,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15		$ 890,000	$ 774,005
6.25% 6/15/17		1,232,000	1,082,004
6.65% 1/15/18		618,000	539,800
Liberty Property LP:
5.125% 3/2/15		848,000	784,079
5.5% 12/15/16		1,487,000	1,308,200
6.625% 10/1/17		3,785,000	3,491,125
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,459,990
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	813,418
7.75% 2/15/11		976,000	1,026,099
Omega Healthcare Investors, Inc.:
7% 4/1/14		5,850,000	5,469,750
7% 1/15/16		1,960,000	1,773,800
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	2,962,633
Rouse Co.:
5.375% 11/26/13 (c)		145,000	109,475
7.2% 9/15/12 (c)		10,000	7,700
Senior Housing Properties Trust 8.625% 1/15/12		250,000	250,000
Simon Property Group LP:
4.6% 6/15/10		1,096,000	1,117,610
4.875% 8/15/10		675,000	691,640
5% 3/1/12		363,000	372,144
5.375% 6/1/11		621,000	638,605
5.6% 9/1/11		2,718,000	2,817,965
5.75% 5/1/12		1,267,000	1,328,790
7.75% 1/20/11		821,000	865,591
Tanger Properties LP 6.15% 11/15/15		24,000	22,574
UDR, Inc. 5.5% 4/1/14		2,755,000	2,657,789
Ventas Realty LP:
6.5% 6/1/16		105,000	97,650
6.5% 6/1/16		450,000	418,500
6.625% 10/15/14		2,515,000	2,389,250
6.75% 4/1/17		30,000	27,975
Washington (REIT) 5.95% 6/15/11		3,637,000	3,591,767
			123,701,982
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 11,615,000	$ 11,034,250
8.125% 6/1/12		3,265,000	3,216,025
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,305,208
5.375% 8/1/16		2,681,000	2,569,865
5.5% 10/1/12		3,655,000	3,814,292
5.75% 6/15/17		9,733,000	9,431,929
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	62,750
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,296,392
6.3% 6/1/13		2,397,000	2,344,045
Regency Centers LP:
4.95% 4/15/14		611,000	546,945
5.25% 8/1/15		2,133,000	1,916,859
5.875% 6/15/17		1,056,000	952,695
			38,491,255
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	7,891,449
5.65% 5/1/18		13,300,000	12,860,342
6.5% 8/1/16		9,000,000	9,274,410
7.375% 5/15/14		13,211,000	14,484,501
7.625% 6/1/19		12,000,000	13,212,072
Countrywide Financial Corp. 5.8% 6/7/12		2,916,000	3,025,630
Countrywide Home Loans, Inc. 4% 3/22/11		4,327,000	4,368,959
Independence Community Bank Corp.:
2.4169% 4/1/14 (o)		4,218,000	3,726,540
4.9% 9/23/10		1,696,000	1,751,120
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	38,000
			70,633,023
TOTAL FINANCIALS			1,150,942,644
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.0%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		$ 2,956,000	$ 3,264,544
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,030,063
10.375% 10/15/17 pay-in-kind (o)		3,155,000	3,257,538
11.625% 10/15/17		5,185,000	5,444,250
Inverness Medical Innovations, Inc. 9% 5/15/16		2,790,000	2,776,050
			16,507,901
Health Care Providers & Services - 0.6%
Community Health Systems, Inc. 8.875% 7/15/15		7,875,000	7,894,688
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,557,492
6.3% 8/15/14		3,618,000	3,297,471
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,591,788
6.25% 6/15/14		4,238,000	4,631,685
7.25% 6/15/19		2,744,000	3,182,176
HCA, Inc.:
6.5% 2/15/16		3,305,000	2,842,300
7.875% 2/15/20 (h)		1,855,000	1,820,219
8.5% 4/15/19 (h)		3,030,000	3,048,938
9.125% 11/15/14		3,905,000	3,963,575
9.25% 11/15/16		4,905,000	4,954,050
9.625% 11/15/16 pay-in-kind (o)		11,255,066	11,353,548
9.875% 2/15/17 (h)		540,000	553,500
HealthSouth Corp. 10.75% 6/15/16		2,310,000	2,442,825
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	925,900
7.75% 7/15/15 (h)		775,000	724,625
Rural/Metro Corp. 0% 3/15/16 (e)		995,000	840,775
Select Medical Corp. 7.625% 2/1/15		1,090,000	993,263
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	65,280
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,750
Tenet Healthcare Corp. 8.875% 7/1/19 (h)		980,000	1,004,500
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind (o)		900,000	778,500
Viant Holdings, Inc. 10.125% 7/15/17 (h)		71,000	66,740
			64,543,588
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		$ 7,885,000	$ 7,589,313
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,911,466
6.45% 9/15/37		2,600,000	3,057,772
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,195,631
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,073,371
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,428,888
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,023,278
Valeant Pharmaceuticals International 8.375% 6/15/16 (h)		3,170,000	3,233,400
			23,923,806
TOTAL HEALTH CARE			115,829,152
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (h)		2,640,000	2,684,489
6.375% 6/1/19 (h)		8,071,000	8,755,945
6.4% 12/15/11 (h)		818,000	876,804
BE Aerospace, Inc. 8.5% 7/1/18		2,405,000	2,368,925
Bombardier, Inc.:
6.3% 5/1/14 (h)		340,000	314,500
6.75% 5/1/12 (h)		2,140,000	2,091,850
7.45% 5/1/34 (h)		205,000	161,950
8% 11/15/14 (h)		915,000	893,269
DigitalGlobe, Inc. 10.5% 5/1/14 (h)		1,315,000	1,367,600
			19,515,332
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,949,300
6.977% 11/23/22		1,075,983	688,629
6.978% 10/1/12		395,515	379,694
7.024% 4/15/11		2,830,000	2,815,850
7.858% 4/1/13		5,433,000	5,188,515
8.608% 10/1/12		960,000	806,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates: - continued
10.375% 7/2/19		$ 1,905,000	$ 1,981,200
AMR Corp. 9% 8/1/12		485,000	206,125
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		382,027	324,723
7.73% 9/15/12		18,833	16,385
7.875% 7/2/18		1,512,164	998,028
9.558% 9/1/19		237,842	147,462
9.798% 4/1/21		761,126	471,898
6.648% 3/15/19		3,081,540	2,650,124
6.82% 5/1/18		221,731	184,037
6.9% 7/2/19		855,847	744,587
7.056% 3/15/11		1,759,000	1,750,205
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		364,146	325,911
7.57% 11/18/10		11,576,000	11,286,600
8.021% 8/10/22		1,770,357	1,239,250
8.954% 8/10/14		2,446,576	1,761,535
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,096,013	745,289
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,181,448	1,679,715
8.36% 7/20/20		1,464,646	1,215,656
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		874,635	524,781
6.071% 9/1/14		48,780	48,537
6.201% 3/1/10		31,134	30,667
6.602% 9/1/13		88,349	87,024
7.032% 4/1/12		310,921	307,812
7.186% 10/1/12		773,330	763,664
			42,319,603
Building Products - 0.1%
Masco Corp. 0.9388% 3/12/10 (o)		3,759,949	3,692,597
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Owens Corning:
6.5% 12/1/16		$ 1,835,000	$ 1,739,626
9% 6/15/19		725,000	746,750
			6,178,973
Commercial Services & Supplies - 0.2%
ARAMARK Corp.:
3.9831% 2/1/15 (o)		4,985,000	4,249,713
8.5% 2/1/15		2,775,000	2,684,813
Casella Waste Systems, Inc. 11% 7/15/14 (h)		675,000	698,625
Cenveo Corp. 7.875% 12/1/13		1,090,000	812,050
Clean Harbors, Inc. 7.625% 8/15/16 (h)		1,060,000	1,065,300
Corrections Corp. of America 6.25% 3/15/13		1,280,000	1,251,200
Iron Mountain, Inc.:
6.625% 1/1/16		3,100,000	2,929,500
7.75% 1/15/15		2,545,000	2,538,638
JohnsonDiversey, Inc. 9.625% 5/15/12		775,000	786,625
Rental Service Corp. 9.5% 12/1/14		2,860,000	2,581,150
			19,597,614
Construction & Engineering - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)		3,495,000	3,547,425
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,787,300
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,632,058
5.45% 10/15/12		618,000	673,560
6% 10/15/17		2,929,000	3,224,603
General Electric Co. 5.25% 12/6/17		17,730,000	18,101,975
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	877,300
13.5% 12/1/15 pay-in-kind (h)		805,100	390,876
			25,900,372
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (h)		611,000	622,396
Case Corp. 7.25% 1/15/16		1,705,000	1,624,013
Case New Holland, Inc. 7.75% 9/1/13 (h)		2,355,000	2,319,675
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		$ 885,000	$ 805,350
9.5% 8/1/14 (h)		652,000	596,580
11.75% 8/1/16		1,070,000	898,800
Terex Corp. 8% 11/15/17		2,830,000	2,405,500
			9,272,314
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		3,070,000	2,686,250
Professional Services - 0.0%
Altegrity, Inc.:
10.5% 11/1/15 (h)		1,250,000	1,034,375
11.75% 5/1/16 (h)		950,000	724,375
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,062,900
7.75% 10/1/16		765,000	738,225
			4,559,875
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		2,140,000	1,712,000
7.75% 5/15/16		3,495,000	2,704,256
Hertz Corp.:
8.875% 1/1/14		6,310,000	5,994,500
10.5% 1/1/16		2,385,000	2,343,263
Kansas City Southern Railway Co. 8% 6/1/15		2,410,000	2,361,800
			15,115,819
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (f)		2,515,000	2,175,475
TOTAL INDUSTRIALS			155,656,352
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19		766,000	799,473
Lucent Technologies, Inc.:
6.45% 3/15/29		3,775,000	2,567,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28		$ 1,940,000	$ 1,319,200
Nokia Corp. 5.375% 5/15/19		7,297,000	7,647,562
			12,333,235
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings:
6.375% 10/1/11		1,445,000	1,416,100
6.8% 10/1/16		4,400,000	4,004,000
Seagate Technology International 10% 5/1/14 (h)		1,455,000	1,556,850
			6,976,950
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	2,867,631
8.25% 3/15/18		2,360,000	2,324,600
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	2,996,114
6% 10/1/12		3,877,000	4,011,164
6.55% 10/1/17		2,360,000	2,345,120
7.125% 10/1/37		1,895,000	1,895,072
			16,439,701
Internet Software & Services - 0.0%
Terremark Worldwide, Inc. 12% 6/15/17 (h)		3,465,000	3,638,250
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		1,795,000	1,525,750
First Data Corp. 9.875% 9/24/15		4,450,000	3,782,500
Iron Mountain, Inc. 8% 6/15/20		1,205,000	1,168,850
SunGard Data Systems, Inc. 10.25% 8/15/15		990,000	980,100
			7,457,200
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		7,485,000	6,010,305
Xerox Corp. 5.5% 5/15/12		1,602,000	1,670,075
			7,680,380
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		2,930,000	2,871,400
9.25% 6/1/16		2,610,000	2,616,525
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd. 10.125% 12/1/13		$ 1,020,000	$ 1,065,900
National Semiconductor Corp. 0.8794% 6/15/10 (o)		3,100,704	2,986,896
			9,540,721
TOTAL INFORMATION TECHNOLOGY			64,066,437
MATERIALS - 1.8%
Chemicals - 0.5%
Ashland, Inc. 9.125% 6/1/17 (h)		1,095,000	1,149,750
Berry Plastics Corp. 5.2594% 2/15/15 (o)		1,975,000	1,767,625
Chemtura Corp. 6.875% 6/1/16 (c)		595,000	541,450
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,689,405
7.6% 5/15/14		15,028,000	16,227,385
8.55% 5/15/19		10,360,000	11,284,682
E.I. du Pont de Nemours & Co. 5% 1/15/13		254,000	274,927
Huntsman International LLC 7.875% 11/15/14		480,000	424,800
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (h)		2,130,000	2,177,925
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	448,800
Lubrizol Corp. 8.875% 2/1/19		928,000	1,144,067
Momentive Performance Materials, Inc. 9.75% 12/1/14		2,675,000	1,685,250
Nalco Co.:
7.75% 11/15/11		386,000	386,000
8.25% 5/15/17 (h)		2,595,000	2,692,313
8.875% 11/15/13		1,270,000	1,279,525
NOVA Chemicals Corp.:
4.5375% 11/15/13 (o)		2,720,000	2,393,600
6.5% 1/15/12		4,240,000	4,070,400
Pliant Corp. 11.125% 6/15/49 (c)		60,320	7,238
			57,645,142
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,799,260
Containers & Packaging - 0.2%
Ball Corp. 7.125% 9/1/16		2,355,000	2,366,775
BWAY Corp. 10% 4/15/14 (h)		1,600,000	1,664,000
Cascades, Inc. 7.25% 2/15/13		1,105,000	1,041,463
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (h)		1,320,000	1,310,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		$ 700,000	$ 691,250
Crown Cork & Seal, Inc.:
7.375% 12/15/26		4,250,000	3,655,000
8% 4/15/23		335,000	309,875
Graphic Packaging International, Inc.:
8.5% 8/15/11		1,520,000	1,520,000
9.5% 6/15/17 (h)		1,660,000	1,705,650
Greif, Inc. 6.75% 2/1/17		4,050,000	3,786,750
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16 (h)		2,130,000	2,106,038
Owens-Illinois, Inc. 7.8% 5/15/18		985,000	970,225
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,824,965
6.4% 1/15/18		1,749,000	1,729,502
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,325,750
9.25% 3/15/16 (h)		505,000	530,250
Vitro SAB de CV 8.625% 2/1/12 (c)		5,585,000	2,220,038
			29,757,631
Metals & Mining - 1.0%
Anglo American Capital PLC:
9.375% 4/8/14 (h)		5,953,000	6,786,420
9.375% 4/8/19 (h)		8,140,000	9,523,800
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12		1,975,000	2,075,277
5.5% 4/1/14		9,113,000	9,922,398
6.5% 4/1/19		9,113,000	10,389,257
Compass Minerals International, Inc. 8% 6/1/19 (h)		2,580,000	2,560,650
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)		2,002,000	2,187,085
Evraz Group SA 8.875% 4/24/13 (h)		2,675,000	2,444,281
FMG Finance Property Ltd.:
10% 9/1/13 (h)		5,580,000	5,831,100
10.625% 9/1/16 (h)		789,000	844,230
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (o)		105,000	100,275
8.25% 4/1/15		5,665,000	5,912,844
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.: - continued
8.375% 4/1/17		$ 5,545,000	$ 5,801,456
Metals USA, Inc. 11.125% 12/1/15		790,000	718,900
Novelis, Inc. 11.5% 2/15/15 (h)		510,000	504,900
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,467,840
6.5% 7/15/18		9,474,000	10,199,168
7.125% 7/15/28		8,900,000	9,414,865
8.95% 5/1/14		7,108,000	8,284,225
Steel Dynamics, Inc.:
6.75% 4/1/15		4,045,000	3,771,963
7.375% 11/1/12		1,830,000	1,788,825
Teck Resources Ltd.:
10.25% 5/15/16		1,420,000	1,563,704
10.75% 5/15/19		1,420,000	1,618,800
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,224,000
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,205,834
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,306,594
			114,448,691
Paper & Forest Products - 0.1%
Domtar Corp.:
5.375% 12/1/13		2,260,000	2,045,300
7.125% 8/15/15		2,910,000	2,808,150
10.75% 6/1/17		2,420,000	2,625,700
Georgia-Pacific Corp.:
7% 1/15/15 (h)		4,190,000	4,022,400
8.875% 5/15/31		1,235,000	1,179,425
Georgia-Pacific LLC 8.25% 5/1/16 (h)		534,198	540,875
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (h)		2,955,000	2,910,675
			16,132,525
TOTAL MATERIALS			219,783,249
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.9%
Alestra SA de RL de CV 11.75% 8/11/14 (h)		435,000	466,538
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	2,987,340
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
5.8% 2/15/19		$ 8,788,000	$ 9,434,612
6.3% 1/15/38		40,171,000	42,173,404
6.7% 11/15/13		1,173,000	1,328,638
6.8% 5/15/36		11,484,000	12,773,711
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,273,349
British Telecommunications PLC 9.125% 12/15/10 (f)		2,717,000	2,927,266
Cincinnati Bell, Inc. 8.375% 1/15/14		4,195,000	4,048,175
Citizens Communications Co.:
7.875% 1/15/27		925,000	763,125
9% 8/15/31		2,260,000	2,082,025
Deutsche Telekom International Financial BV:
5.25% 7/22/13		2,448,000	2,607,798
6.75% 8/20/18		3,629,000	4,096,927
Frontier Communications Corp. 8.25% 5/1/14		2,245,000	2,228,163
Global Village Telecom Finance LLC 12% 6/30/11 (h)		2,204,150	2,259,254
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)(h)		1,721,250	1,435,690
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,293,000
7.625% 4/15/12		6,930,000	6,618,150
11.25% 6/15/16		1,035,000	1,076,400
Qwest Capital Funding, Inc. 7.25% 2/15/11		1,525,000	1,502,125
Qwest Communications International, Inc.:
7.5% 2/15/14		370,000	357,050
7.5% 2/15/14		1,310,000	1,264,150
Qwest Corp.:
3.8794% 6/15/13 (o)		1,870,000	1,729,750
7.5% 10/1/14		1,730,000	1,712,700
7.625% 6/15/15		1,515,000	1,503,638
8.375% 5/1/16 (h)		3,210,000	3,266,175
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,344,492
5.875% 2/1/12		2,733,000	2,947,057
5.875% 8/15/12		978,000	1,069,656
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,535,000	1,558,025
Sprint Capital Corp.:
6.875% 11/15/28		17,440,000	12,687,600
7.625% 1/30/11		2,350,000	2,352,938
8.375% 3/15/12		1,510,000	1,511,888
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.: - continued
8.75% 3/15/32		$ 165,000	$ 136,950
Telecom Italia Capital SA:
4% 1/15/10		4,890,000	4,925,770
4.95% 9/30/14		3,208,000	3,310,919
5.25% 10/1/15		1,177,000	1,220,908
6.999% 6/4/18		1,793,000	1,970,866
7.175% 6/18/19		10,000,000	11,132,920
7.2% 7/18/36		10,636,000	11,670,245
Telefonica Emisiones SAU:
0.8094% 2/4/13 (o)		2,403,000	2,349,786
6.421% 6/20/16		1,162,000	1,302,134
Telefonos de Mexico SA de CV 4.75% 1/27/10		6,202,000	6,264,020
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,861,413
U.S. West Communications:
6.875% 9/15/33		1,540,000	1,201,200
7.5% 6/15/23		3,760,000	3,252,400
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,522,288
6.25% 4/1/37		2,348,000	2,481,005
6.4% 2/15/38		7,621,000	8,238,392
6.9% 4/15/38		6,295,000	7,203,469
Verizon Global Funding Corp. 7.25% 12/1/10		2,741,000	2,919,335
Verizon New England, Inc. 6.5% 9/15/11		891,000	959,745
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,890,526
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		4,535,000	4,920,475
			228,415,575
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV 5.625% 11/15/17		1,809,000	1,814,013
Cleveland Unlimited, Inc. 11.5% 12/15/10 (h)(o)		1,260,000	1,247,400
Cricket Communications, Inc.:
7.75% 5/15/16 (h)		2,905,000	2,817,850
9.375% 11/1/14		2,290,000	2,158,325
10% 7/15/15		2,130,000	2,050,125
Digicel Group Ltd.:
8.875% 1/15/15 (h)		10,810,000	9,593,875
9.125% 1/15/15 pay-in-kind (h)(o)		3,220,000	2,865,800
9.25% 9/1/12 (h)		4,765,000	4,765,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
12% 4/1/14 (h)		$ 3,545,000	$ 3,757,700
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		5,450,000	5,572,625
11.5% 6/15/16		6,575,000	6,640,750
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	552,750
8.875% 1/15/15		6,110,000	6,140,550
MetroPCS Wireless, Inc.:
9.25% 11/1/14		5,620,000	5,545,825
Millicom International Cellular SA 10% 12/1/13		1,065,000	1,103,606
Mobile Telesystems Finance SA 8% 1/28/12 (h)		4,523,000	4,664,344
Nextel Communications, Inc.:
5.95% 3/15/14		3,785,000	3,179,400
6.875% 10/31/13		9,105,000	8,148,975
7.375% 8/1/15		3,055,000	2,608,206
NII Capital Corp. 10% 8/15/16 (h)		3,145,000	3,176,450
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		3,800,000	3,344,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	2,694,500
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,350,800
8.375% 8/15/17		3,140,000	3,010,475
Telecom Personal SA 9.25% 12/22/10 (h)		2,475,000	2,555,438
Verizon Wireless Capital LLC:
5.55% 2/1/14 (h)		2,374,000	2,567,215
8.5% 11/15/18 (h)		923,000	1,162,617
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,300,000	4,289,250
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,437,491
5.5% 6/15/11		2,760,000	2,929,318
7.75% 2/15/10		1,848,000	1,904,046
			110,648,719
TOTAL TELECOMMUNICATION SERVICES			339,064,294
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - 2.6%
Electric Utilities - 1.3%
AmerenUE 6.4% 6/15/17		$ 2,987,000	$ 3,273,573
Cleveland Electric Illuminating Co.:
5.65% 12/15/13		4,113,000	4,337,689
8.875% 11/15/18		831,000	1,044,933
Commonwealth Edison Co.:
5.4% 12/15/11		3,665,000	3,913,648
5.8% 3/15/18		10,485,000	11,287,144
6.15% 9/15/17		5,140,000	5,651,476
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	5,004,045
6.05% 4/15/38		1,867,000	2,091,585
Edison Mission Energy:
7% 5/15/17		1,190,000	908,863
7.2% 5/15/19		4,075,000	2,934,000
7.625% 5/15/27		2,215,000	1,428,675
EDP Finance BV:
5.375% 11/2/12 (h)		1,993,000	2,130,045
6% 2/2/18 (h)		9,619,000	10,374,640
Exelon Corp.:
4.9% 6/15/15		6,607,000	6,709,554
6.75% 5/1/11		665,000	710,901
FirstEnergy Corp. 6.45% 11/15/11		1,973,000	2,155,503
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (h)		2,432,000	2,485,725
6.05% 8/15/21 (h)		5,664,000	5,725,732
6.8% 8/15/39 (h)		4,340,000	4,433,002
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,269,900
Intergen NV 9% 6/30/17 (h)		6,405,000	6,292,913
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,306,800
Majapahit Holding BV:
7.75% 10/17/16		840,000	842,100
8% 8/7/19 (h)		635,000	640,588
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	2,998,800
9.125% 5/1/31		2,785,000	2,144,450
National Power Corp. 6.875% 11/2/16 (h)		1,490,000	1,504,900
Nevada Power Co.:
6.5% 5/15/18		790,000	861,005
6.5% 8/1/18		1,570,000	1,713,878
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Oncor Electric Delivery Co. 6.375% 5/1/12		$ 2,731,000	$ 2,973,988
Oncor Electric Delivery Co. LLC 5.95% 9/1/13		3,617,000	3,911,040
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	813,691
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,254,323
6.45% 8/15/12		3,730,000	3,968,354
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		8,250,000	6,435,000
Progress Energy, Inc. 7.1% 3/1/11		3,385,000	3,600,171
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,634,526
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15		4,070,000	2,767,600
Series B, 10.25% 11/1/15		5,090,000	3,461,200
11.25% 11/1/16 pay-in-kind		3,953,031	2,223,251
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	13,516,696
West Penn Power Co. 5.95% 12/15/17 (h)		314,000	325,361
Wisconsin Electric Power Co. 6.25% 12/1/15		3,012,000	3,420,367
			152,481,635
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		1,365,000	1,112,475
8.75% 2/15/12		190,000	189,050
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,700,000	1,385,500
6.875% 11/4/11 (Reg. S)		3,650,000	3,522,250
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	452,786
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,192,842
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,855,000	2,312,550
			12,167,453
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14		5,400,000	5,238,000
7.75% 10/15/15		3,210,000	3,121,725
8% 10/15/17		1,615,000	1,558,475
9.75% 4/15/16 (h)		1,475,000	1,534,000
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,628,134
Constellation Energy Group, Inc. 7% 4/1/12		6,444,000	6,916,693
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,143,301
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Holdings:
10.875% 11/1/17		$ 4,420,000	$ 3,182,400
12% 11/1/17 pay-in-kind (o)		7,190,300	4,199,135
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,597,981
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,915,000
NRG Energy, Inc.:
7.25% 2/1/14		3,820,000	3,667,200
7.375% 2/1/16		3,120,000	2,932,800
7.375% 1/15/17		4,070,000	3,876,675
8.5% 6/15/19		2,750,000	2,640,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,266,785
RRI Energy, Inc.:
6.75% 12/15/14		1,744,000	1,744,000
7.625% 6/15/14		5,495,000	5,027,925
7.875% 6/15/17		745,000	661,188
Tenaska Alabama Partners LP 7% 6/30/21 (h)		432,502	379,521
			69,230,938
Multi-Utilities - 0.6%
Aquila, Inc. 11.875% 7/1/12 (o)		155,000	175,925
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,052,987
6.3% 9/30/66 (o)		3,991,000	2,913,430
7.5% 6/30/66 (o)		14,890,000	12,209,800
DTE Energy Co. 7.05% 6/1/11		984,000	1,045,469
KeySpan Corp. 7.625% 11/15/10		494,000	521,723
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,364,150
5.875% 10/1/12		2,921,000	3,168,210
6.5% 9/15/37		11,505,000	12,778,396
National Grid PLC 6.3% 8/1/16		1,477,000	1,596,823
NiSource Finance Corp.:
5.25% 9/15/17		843,000	783,238
5.4% 7/15/14		1,347,000	1,347,973
5.45% 9/15/20		1,934,000	1,753,119
6.4% 3/15/18		1,326,000	1,332,676
6.8% 1/15/19		10,000,000	10,141,370
7.875% 11/15/10		1,022,000	1,074,823
10.75% 3/15/16		5,913,000	6,925,187
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		$ 6,172,000	$ 4,875,880
WPS Resources Corp. 6.11% 12/1/66 (o)		882,000	643,860
			75,705,039
TOTAL UTILITIES			309,585,065
TOTAL NONCONVERTIBLE BONDS			3,348,951,422
TOTAL CORPORATE BONDS (Cost $3,198,120,247)			3,356,947,773
U.S. Government and Government Agency Obligations - 20.9%

U.S. Government Agency Obligations - 1.9%
Fannie Mae:
4.375% 7/17/13 (l)		8,745,000	9,414,071
4.75% 11/19/12		24,650,000	26,899,313
5% 2/16/12		7,340,000	7,959,313
Federal Home Loan Bank:
1.75% 8/22/12		67,240,000	67,077,750
3.625% 5/29/13		15,625,000	16,420,313
Freddie Mac:
2.125% 3/23/12		665,000	674,716
3% 7/28/14		50,000,000	50,727,400
5.25% 7/18/11 (g)		50,000,000	53,954,150
Tennessee Valley Authority 5.375% 4/1/56		385,000	395,172
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			233,522,198
U.S. Treasury Inflation Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		83,990,880	83,072,188
2% 1/15/14 (l)		329,318,552	335,493,275
2% 7/15/14		74,358,050	75,868,411
2.625% 7/15/17		139,780,427	148,735,041
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			643,168,915
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds:
4.25% 5/15/39		$ 88,478,000	$ 89,459,575
4.5% 5/15/38		20,000,000	21,062,500
U.S. Treasury Notes:
0.875% 3/31/11		21,090,000	21,136,967
1% 8/31/11		400,000,000	400,156,355
1.25% 11/30/10		21,871,000	22,064,930
1.75% 8/15/12		141,454,000	142,570,214
1.75% 3/31/14		125,000,000	122,382,750
1.875% 6/15/12 (g)		94,350,000	95,580,984
1.875% 4/30/14		50,000,000	49,128,900
2.625% 7/31/14		300,000,000	303,562,500
2.75% 2/15/19		300,000,000	283,992,300
4.5% 9/30/11 (l)		41,855,000	44,824,110
TOTAL U.S. TREASURY OBLIGATIONS			1,595,922,085
Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,269,280
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,467,200,382)			2,504,882,478
U.S. Government Agency - Mortgage Securities - 12.4%

Fannie Mae - 11.9%
3.334% 4/1/36 (o)		2,142,068	2,186,248
3.75% 10/1/33 (o)		1,355,101	1,379,593
4% 9/1/39 (j)		16,000,000	15,639,738
4% 9/14/39 (j)		19,000,000	18,572,188
4.275% 6/1/36 (o)		369,031	383,014
4.5% 9/17/24 (j)		12,000,000	12,332,974
4.5% 9/17/24 (j)		23,000,000	23,638,199
4.5% 7/1/39		128,000,058	128,795,131
4.5% 9/1/39 (j)(k)		31,000,000	31,144,116
5% 8/1/18 to 9/1/38		167,030,544	172,654,902
5% 9/17/24 (j)		5,000,000	5,209,326
5% 9/14/39 (j)(k)		37,000,000	37,957,094
5% 9/14/39 (j)		48,000,000	49,241,635
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
5% 9/14/39 (j)		$ 35,000,000	$ 35,905,359
5.3% 12/1/35 (o)		1,201,614	1,256,144
5.308% 2/1/36 (o)		1,788,814	1,878,285
5.5% 3/1/18 to 3/1/39 (k)		354,959,450	371,617,221
5.5% 9/1/24 (j)(k)		36,000,000	37,869,444
5.5% 9/1/24 (j)(k)		53,000,000	55,752,237
5.5% 9/17/24 (j)		3,000,000	3,155,787
5.5% 9/1/39 (j)(k)		35,250,000	36,670,508
5.564% 7/1/37 (o)		1,086,759	1,138,148
6% 6/1/22 to 3/1/38 (k)		260,163,561	276,036,901
6% 9/1/39 (j)		2,000,000	2,103,748
6.004% 4/1/36 (o)		829,305	873,989
6.319% 4/1/36 (o)		898,563	954,161
6.5% 12/1/34 to 8/1/37		26,040,252	28,031,536
6.5% 9/1/39 (j)		2,000,000	2,138,650
6.5% 9/14/39 (j)(k)		18,000,000	19,247,854
6.5% 9/14/39 (j)		28,000,000	29,941,106
6.5% 10/14/39 (j)		18,000,000	19,166,994
TOTAL FANNIE MAE			1,422,872,230
Freddie Mac - 0.5%
4.702% 11/1/35 (o)		8,081,295	8,404,200
5% 4/1/38		4,408,418	4,537,435
5.5% 11/1/17		2,990,039	3,189,576
5.669% 10/1/35 (o)		619,000	654,786
5.919% 6/1/36 (o)		2,007,679	2,102,789
6% 11/1/33 to 2/1/38		43,248,273	45,720,051
6.103% 6/1/36 (o)		986,111	1,032,899
TOTAL FREDDIE MAC			65,641,736
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,456,596,876)			1,488,513,966
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (o)		1,821,633	966,714
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (o)		834,000	1,554
Asset-Backed Securities - continued
		Principal Amount (d)	Value
ACE Securities Corp. Series 2006-NC2: - continued
Class M8, 1.1156% 7/25/36 (o)		$ 37,062	$ 42
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (o)		307,946	280,958
Class M2, 1.3656% 2/25/34 (o)		483,000	191,732
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (o)		262,278	227,028
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (o)		34,538	32,133
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (o)		362,526	6,459
Class M4, 0.6656% 5/25/36 (o)		108,725	1,690
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (o)		170,200	4,646
Class M5, 0.6556% 4/25/36 (o)		161,690	3,217
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4025% 5/20/13 (o)		2,756,051	2,645,809
Series 2006-A6 Class A6, 0.3025% 9/20/13 (o)		5,445,957	5,228,119
Series 2006-A7 Class A7, 0.2925% 10/20/12 (o)		2,998,584	2,878,640
Series 2006-C1 Class C1, 0.7525% 10/20/14 (o)		642,000	19,260
Series 2007-A1 Class A, 0.3225% 1/20/15 (o)		2,011,917	1,931,441
Series 2007-A4 Class A4, 0.3025% 4/22/13 (o)		2,404,379	2,308,204
Series 2007-D1 Class D, 1.6725% 1/22/13 (h)(o)		2,590,000	51,800
Airspeed Ltd. Series 2007-1A Class C1, 2.7728% 6/15/32 (h)(o)		4,530,774	1,744,348
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (h)(o)		651,724	650,268
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12		253,080	255,544
Series 2006-1 Class B1, 5.2% 3/6/11		87,268	87,301
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	618,750
Class E, 6.96% 3/31/16 (h)		2,052,284	1,026,142
Series 2007-2M Class A3, 5.22% 4/8/10		369,640	375,847
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (o)		120,846	87,105
Series 2004-R11 Class M1, 0.9256% 11/25/34 (o)		572,200	264,806
Series 2004-R2 Class M3, 0.8156% 4/25/34 (o)		156,351	64,910
Series 2005-R2 Class M1, 0.7156% 4/25/35 (o)		2,064,696	1,462,805
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	64,000
Class G, 9.75% 12/24/37 (h)		210,000	73,500
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6275% 3/23/19 (h)(o)		$ 263,363	$ 171,186
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (o)		47,932	12,351
Series 2004-W11 Class M2, 0.9656% 11/25/34 (o)		561,149	233,326
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (o)		1,542,998	743,995
Class M2, 0.8656% 5/25/34 (o)		1,290,110	908,277
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (o)		1,552,054	472,850
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (o)		1,259,792	20,176
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (o)		2,668,736	1,412,565
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (o)		416,700	213,018
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (o)		262,000	8,147
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(h)(o)		7,217,000	1
Bank America Auto Trust Series 2009-1A Class A3, 2.67% 7/15/13 (h)		9,500,000	9,603,364
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (o)		3,433,000	3,425,227
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (o)		92,707	68,433
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (h)(o)		373,000	372,542
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.86% 1/20/40 (h)(o)		392,513	262,984
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41		1,752,176	1,541,915
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (o)		2,296,541	2,145,520
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (o)		805,334	731,795
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10		639,862	642,471
Class C, 5.55% 1/18/11		1,500,000	1,505,855
Class D, 7.16% 1/15/13 (h)		160,000	147,200
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,251,748
Class C, 5.31% 6/15/12		1,634,000	1,593,086
Series 2007-1 Class C, 5.38% 11/15/12		582,000	468,302
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	263,625
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12		$ 1,204,000	$ 1,205,057
Series 2006-C:
Class A3A, 5.07% 7/15/11		29,664	29,667
Class A3B, 0.2828% 7/15/11 (o)		75,272	75,039
Series 2007-B Class A3A, 5.03% 4/15/12		748,275	755,906
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5628% 4/15/13 (h)(o)		2,908,037	2,795,889
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,180,903
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (h)(o)		457,498	91,500
Class B, 1.0225% 7/20/39 (h)(o)		263,810	31,657
Class C, 1.3725% 7/20/39 (h)(o)		339,379	27,150
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		830,000	597,600
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.76% 1/20/37 (h)(o)		221,569	99,706
Capmark VII Ltd. Series 2006-7A Class H, 1.8228% 8/15/36 (h)(o)		504,923	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	835,200
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (o)		1,140,851	39,749
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (o)		425,500	7,791
Series 2006-NC3 Class M10, 2.2656% 8/25/36 (h)(o)		290,000	4,890
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (o)		224,000	7,552
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (o)		186,369	4,595
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (o)		1,802,588	474,167
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (h)(o)		221,719	177,950
Series 2005-1A Class A1, 4.67% 5/20/17 (h)		698,429	546,185
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (o)		530,000	527,711
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		290,602	259,123
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (o)		765,389	24,450
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (o)		6,426	6,373
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (o)		160,821	152,384
Series 2007-4 Class A1A, 0.3856% 9/25/37 (o)		939,940	883,333
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	81
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (o)		$ 948,567	$ 520,284
Class M4, 1.2356% 4/25/34 (o)		159,822	81,245
Series 2004-4 Class M2, 0.7956% 6/25/34 (o)		587,945	377,033
Series 2005-3 Class MV1, 0.6856% 8/25/35 (o)		2,043,541	1,858,825
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (o)		361,246	331,173
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (h)		54,359	54,382
Class A4, 5.115% 8/15/13 (h)		1,012,000	991,892
Series 2007-B Class A3, 5.47% 11/15/11 (h)		368,595	369,765
Series 2007-C Class A3, 5.43% 5/15/12 (h)		297,494	297,391
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	215,000
Class B2, 1.9513% 12/28/35 (h)(o)		500,000	150,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		100,000	25,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	205,773
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (o)		2,908,000	2,854,166
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)		2,051,974	2,027,666
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (o)		38,916	21,614
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (o)		290,872	58,554
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (o)		6,074,620	1,845,999
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (o)		30,878	15,283
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (o)		6,305,998	5,287,425
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (o)		277,873	270,427
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (o)		97,764	94,354
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,091,467
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	656,280
Class D, 6.89% 5/15/13 (h)		915,000	796,777
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	853,717
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (o)		772,878	502,371
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14		$ 72,000	$ 58,221
Class C, 5.41% 7/21/14		638,000	319,000
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	516,505
Class C, 5.43% 2/16/15		614,000	292,186
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (o)		72,096	32,495
Class M2, 1.0156% 2/25/34 (o)		123,225	95,566
Series 2005-A:
Class M3, 0.7556% 1/25/35 (o)		948,695	221,985
Class M4, 0.9456% 1/25/35 (o)		363,547	66,597
Series 2006-A Class M4, 0.6656% 5/25/36 (o)		190,539	1,824
Series 2006-D Class M1, 0.4956% 11/25/36 (o)		324,000	4,998
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (h)(o)		2,892,000	2,163,578
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,719,313	2,175,450
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (h)(o)		345,167	231,262
Series 2006-2A:
Class A, 0.4528% 11/15/34 (h)(o)		2,481,535	1,488,921
Class B, 0.5528% 11/15/34 (h)(o)		896,405	259,957
Class C, 0.6528% 11/15/34 (h)(o)		1,489,789	327,753
Class D, 1.0228% 11/15/34 (h)(o)		565,721	90,515
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (o)		889,000	862,330
Class C, 0.5128% 9/17/12 (o)		692,000	650,480
Series 2007-1 Class C, 0.5428% 3/15/13 (o)		4,746,000	4,347,668
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (o)		1,151,000	932,399
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (o)		739,000	443,400
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (h)		289,822	246,348
Series 2007-1:
Class B, 5.53% 12/15/14		97,423	84,678
Class C, 5.74% 12/15/14		206,932	165,546
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		416,574	30,815
Asset-Backed Securities - continued
		Principal Amount (d)	Value
GSAMP Trust: - continued
Series 2004-AR1:
Class M1, 0.9156% 6/25/34 (o)		$ 2,723,367	$ 1,435,156
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (o)		1,096,059	42,294
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (o)		15,860	6,950
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (o)		78,508	77,651
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (o)		431,287	4,478
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (h)(o)		659,999	99,000
Series 2006-3:
Class B, 0.6656% 9/25/46 (h)(o)		654,930	98,240
Class C, 0.8156% 9/25/46 (h)(o)		1,526,694	152,669
Class E, 1.9156% 9/25/46 (h)(o)		250,919	15,055
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (o)		402	96
Series 2003-2 Class M1, 1.5856% 8/25/33 (o)		512,285	249,509
Series 2003-3 Class M1, 1.5556% 8/25/33 (o)		899,380	433,667
Series 2003-5 Class A2, 0.9656% 12/25/33 (o)		32,929	12,002
Series 2003-7 Class A2, 1.0256% 3/25/34 (o)		1,657	647
Series 2004-3 Class M2, 1.9656% 8/25/34 (o)		300,402	173,903
Series 2004-7 Class A3, 0.6556% 1/25/35 (o)		613	368
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (o)		272,057	256,017
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (o)		3,362,465	3,092,394
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (o)		21,005	19,400
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (o)		2,249,000	2,233,531
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (o)		586,295	337,266
Class M2, 0.5625% 3/20/36 (o)		970,086	470,580
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (o)		1,522,035	447,064
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12		131,168	131,950
Class C, 5.34% 11/15/12		169,955	172,556
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (o)		204,000	4,076
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (o)		1,520,141	683,227
Class MV1, 0.4956% 11/25/36 (o)		1,234,797	126,393
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (o)		573,000	19,755
Kent Funding III Ltd. Series 2006-3A Class D, 4.1538% 10/29/47 (o)		281,890	28
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (o)		$ 1,013,685	$ 805,338
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (o)		382,221	379,265
Class 2C, 2.3775% 3/27/42 (o)		3,243,000	528,596
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (h)(o)		272,850	27
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		155,863	81,049
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.8225% 11/20/17 (h)(o)		500,000	410,000
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		3,523,500	3,241,490
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (o)		336,518	258,379
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (o)		26,392	26,113
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6956% 5/25/46 (h)(o)		250,000	20,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		28,260	15,543
Class C, 5.691% 10/20/28 (h)		12,560	6,280
Class D, 6.01% 10/20/28 (h)		149,545	67,295
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (o)		545,328	14,887
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (o)		784,792	27,469
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (o)		220,450	97,568
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		417,699	397,382
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (o)		936,072	663,792
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (o)		2,667,349	1,940,582
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (o)		76,585	73,016
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (o)		3,475,759	1,707,022
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (o)		57,368	11,978
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (o)		487,793	326,801
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (o)		441,329	167,620
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (o)		399,800	159,786
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (o)		416,362	65,499
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (o)		407,177	399,022
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (o)		320,280	1,718
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (o)		$ 263,000	$ 4,853
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (o)		34,465	7,306
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (o)		1,144,261	934,193
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (o)		18,657	17,573
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.0469% 8/28/38 (h)(o)		195,000	117,000
Class C1B, 7.696% 8/28/38 (h)		63,000	27,846
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (h)(o)(q)		4,356,000	392,040
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		4,504,900	900,980
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (q)		3,239,000	89,073
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		466,000	30,290
Series 2006-2 Class AIO, 6% 8/25/11 (q)		231,000	21,945
Series 2006-3:
Class A1, 0.2956% 9/25/19 (o)		700,204	690,686
Class AIO, 7.1% 1/25/12 (q)		372,000	51,768
Series 2006-4:
Class A1, 0.2956% 3/25/25 (o)		770,100	739,157
Class AIO, 6.35% 2/27/12 (q)		1,182,000	155,149
Class D, 1.3656% 5/25/32 (o)		2,481,000	59,403
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		1,589,000	263,409
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		1,351,000	215,957
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (o)		1,426,957	285,687
Series 2005-D Class M2, 0.7356% 2/25/36 (o)		827,339	49,918
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (o)		486,363	464,411
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (o)		19,231	18,782
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (h)(o)		566,000	220,740
Series 2006-1A Class A, 1.6725% 3/20/11 (h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (o)		343,974	270,453
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (o)		214,246	198,231
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (o)		295,460	275,111
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (o)		$ 278,447	$ 196,861
Class M3, 1.5156% 9/25/34 (o)		532,896	140,313
Class M4, 1.7156% 9/25/34 (o)		683,353	98,476
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (o)		400,651	59,346
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (o)		2,548,346	1,676,265
Class M3, 0.8256% 1/25/35 (o)		478,432	249,139
Class M4, 1.0956% 1/25/35 (o)		1,475,804	239,914
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (o)		1,883,145	34,051
Class M9, 2.1456% 5/25/35 (o)		591,445	3,220
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		506,841	425,747
Class B, 4.846% 7/24/39 (h)		180,000	122,400
Class C, 5.08% 7/24/39 (h)		185,000	111,000
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (h)(o)		3,406,919	3,085,691
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)		530,000	414,891
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (o)		566,000	14,382
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (o)		1,524,976	1,415,032
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2156% 9/25/46 (h)(o)		250,000	7,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (o)		5,108	2,264
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (o)		1,890,000	940,396
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (o)		96,000	1,429
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (o)		80,746	40,739
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (o)		50,431	45,314
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (h)(o)		1,142,292	947,167
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (o)		1,272,000	254,400
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (o)		179,323	116,178
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Specialty Underwriting & Residential Finance Trust: - continued
Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		$ 656,637	$ 6,566
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (o)		83,940	12,587
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (o)		137,271	73,027
Series 2007-BC4 Class A3, 0.535% 11/25/37 (o)		14,981,348	13,636,883
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (h)(o)		1,308,498	349,065
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (o)		1,911,607	1,537,749
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (o)		1,278,000	1,257,366
Class B, 0.5728% 1/15/12 (o)		1,054,000	991,477
Class C, 0.8728% 1/15/12 (o)		1,634,000	1,339,880
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		1,460,798	1,246,251
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (o)		3,555,000	3,430,575
Class B, 0.4928% 6/15/12 (o)		3,709,000	3,430,825
Class C, 0.7728% 6/15/12 (o)		254,000	177,800
Series 2007-2 Class A, 0.9228% 10/15/12 (o)		2,867,000	2,734,401
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (o)		28,819	9,827
Series 2003-6HE Class A1, 0.7356% 11/25/33 (o)		36,470	14,051
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		225,000	191,250
Class IV, 6.84% 5/22/37 (h)		235,000	98,700
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		100,000	65,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (h)(o)		2,573,000	128,650
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13		875,000	865,198
Series 2007-A Class A3, 5.28% 2/13/12		1,761,756	1,775,641
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (o)		4,204,000	4,046,231
Class C, 0.6228% 10/17/11 (o)		4,872,801	4,567,445
Series 2007-1 Class C, 0.6428% 6/15/12 (o)		3,669,172	2,751,879
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)		$ 978,848	$ 999,908
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		409,000	420,921
Class D, 5.54% 12/20/12 (h)		583,000	526,963
Class E, 7.05% 5/20/14 (h)		1,390,000	1,131,431
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (h)(o)		400,000	24,000
Series 2006-1A:
Class F, 1.7575% 9/25/26 (h)(o)		250,000	12,500
Class G, 1.9575% 9/25/26 (h)(o)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	89
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (o)		602,848	10,179
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (h)(o)		8,530,177	7,512,860
Series 2007-A2 Class A2, 0.3028% 5/15/14 (h)(o)		12,710,000	12,621,188
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		10,589,000	10,977,059
Series 2007-A5A Class A5, 1.0228% 10/15/14 (h)(o)		1,500,000	1,492,495
Series 2007-C1 Class C1, 0.6728% 5/15/14 (h)(o)		8,690,021	8,468,797
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Series 2006-2 Class A2, 0.3656% 7/25/36 (o)		655,680	631,276
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (h)(o)		1,789,540	214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.2688% 11/21/40 (h)(o)		305,000	27,450
TOTAL ASSET-BACKED SECURITIES (Cost $232,711,915)			240,669,499
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (o)		151,082	42,303
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		265,658	39,849
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (h)(o)		2,908,000	2,839,168
Class 2M, 0.64% 2/17/52 (h)(o)		1,978,000	1,905,289
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (h)(o)		$ 1,428,375	$ 928,444
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)		106,000	22,313
Class C, 5.6986% 4/10/49 (o)		281,000	50,664
Class D, 5.6986% 4/10/49 (o)		141,000	22,588
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4828% 3/15/22 (h)(o)		1,025,000	787,444
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (o)		96,761	74,394
Series 2003-L Class 2A1, 5.2191% 1/25/34 (o)		2,459,269	2,102,581
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (o)		2,718,546	2,289,981
Series 2004-7 Class 15B4, 5.3054% 8/25/19 (h)(o)		70,456	4,541
Series 2004-A Class 2A2, 5.4508% 2/25/34 (o)		1,668,653	1,430,560
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (o)		182,414	140,691
Class 2A2, 4.5749% 3/25/34 (o)		1,559,468	1,325,412
Series 2004-C Class 1A1, 4.097% 4/25/34 (o)		211,016	174,231
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (o)		298,165	229,668
Class 2A2, 3.8898% 5/25/34 (o)		2,564,154	2,166,818
Series 2004-G Class 2A7, 4.2585% 8/25/34 (o)		2,185,181	1,862,141
Series 2004-H Class 2A1, 4.469% 9/25/34 (o)		2,064,867	1,701,549
Series 2005-H:
Class 1A1, 4.6982% 9/25/35 (o)		190,979	149,447
Class 2A2, 4.805% 9/25/35 (o)		6,001,901	2,708,048
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(o)(q)		13,400,308	958,122
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (o)		2,760,392	2,141,652
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (h)(o)(q)		4,853,715	64,526
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (o)		2,088,264	1,813,178
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (o)		462,994	418,078
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (o)		1,902,000	1,877,197
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (o)		2,034,948	1,803,218
Class A4, 3.4368% 8/25/34 (o)		1,734,230	1,529,872
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		$ 2,125,000	$ 297,500
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (h)(o)		1,902,000	1,604,941
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (o)		48,031	47,520
Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		82,015	12,302
Series 2003-35 Class B, 4.6391% 9/25/18 (o)		142,169	17,060
Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (o)		639,000	258,051
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (o)		1,475,123	103,255
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (o)		33,770	18,476
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (o)		23,282	15,533
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (o)		1,714,579	1,430,329
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		369,443	36,944
Series 2004-3 Class DB4, 5.8407% 4/25/34 (o)		114,815	2,296
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9956% 11/25/35 (o)		37,135,532	18,609,180
Class 2A3, 2.71% 11/25/35 (o)		9,124,071	4,416,739
Series 2005-56:
Class 4A1, 0.5756% 11/25/35 (o)		7,498,418	3,682,908
Class 5A1, 0.5856% 11/25/35 (o)		10,516,286	5,227,626
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (o)		3,434,976	1,232,670
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (o)		416,958	382,543
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (o)		52,953	25,997
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (o)		2,404,638	1,842,143
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (h)(o)		$ 3,491,000	$ 2,776,741
Class C2, 0.98% 10/18/54 (h)(o)		1,170,000	760,500
Class M2, 0.76% 10/18/54 (h)(o)		2,005,000	1,374,227
Series 2007-1A Class C2, 1.06% 10/18/54 (h)(o)		321,000	276,307
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		284,999	11,400
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		135,357	20,304
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (h)(o)		2,852,000	1,996,400
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (h)(o)		3,114,000	2,491,200
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (o)		205,017	30,753
Series 2006-1A Class C2, 0.8725% 12/20/54 (h)(o)		6,523,000	978,450
Series 2006-2 Class C1, 0.7425% 12/20/54 (o)		5,398,000	647,760
Series 2006-3 Class C2, 0.7725% 12/20/54 (o)		1,124,000	134,880
Series 2006-4:
Class B1, 0.3625% 12/20/54 (o)		4,521,000	1,582,350
Class C1, 0.6525% 12/20/54 (o)		2,767,000	415,050
Class M1, 0.4425% 12/20/54 (o)		1,190,000	214,200
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (o)		2,234,000	268,080
Class 1M1, 0.4225% 12/20/54 (o)		1,493,000	268,740
Class 2C1, 0.7025% 12/20/54 (o)		1,015,000	121,800
Class 2M1, 0.5225% 12/20/54 (o)		1,917,000	345,060
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (o)		2,654,000	398,100
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (o)		430,241	54,256
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (o)		364,675	261,569
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (o)		911,900	614,425
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (o)		414,160	219,004
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (h)(o)		919,000	856,876
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (o)		233,053	76,762
Series 2005-1 Class M4, 1.0156% 4/25/35 (o)		25,075	2,431
Series 2005-3 Class A1, 0.5056% 8/25/35 (o)		582,542	271,205
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		$ 245,186	$ 252,658
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,191,076
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (o)		2,600,000	1,934,562
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (o)		1,377,040	1,229,030
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (o)		3,416,420	3,005,617
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (o)		2,495,913	2,170,233
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (o)		4,232,458	3,718,055
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		65,058	64,850
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		857,000	744,505
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (h)(o)		435,898	203,407
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5056% 4/25/36 (o)		19,897,965	9,093,587
Series 2006-5 Class A1A, 0.4556% 7/25/36 (o)		15,949,841	7,223,635
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (o)		54,918	30,840
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (o)		4,656,446	1,600,129
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		641,980	474,139
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (o)		547,000	8,600
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (o)		9,254,596	4,087,770
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (h)(o)		251,984	141,850
Class C, 0.4628% 6/15/22 (h)(o)		1,559,607	655,035
Class D, 0.4728% 6/15/22 (h)(o)		600,006	168,002
Class E, 0.4828% 6/15/22 (h)(o)		959,771	211,150
Class F, 0.5128% 6/15/22 (h)(o)		1,545,171	309,034
Class G, 0.5828% 6/15/22 (h)(o)		359,765	57,562
Class H, 0.6028% 6/15/22 (h)(o)		720,211	100,830
Class J, 0.6428% 6/15/22 (h)(o)		840,246	100,830
Class TM, 0.7728% 6/15/22 (h)(o)		749,721	524,805
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (o)		$ 752,020	$ 540,689
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (o)		1,043,420	4,234
Series 2004-A4 Class A1, 3.3459% 8/25/34 (o)		2,774,480	2,487,736
Series 2005-A2 Class A7, 4.4821% 2/25/35 (o)		2,934,000	2,236,483
Series 2006-A6 Class A4, 5.364% 10/25/33 (o)		2,075,451	1,784,872
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		90,000	74,018
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	7,848,077
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (o)		2,942,913	1,973,285
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (o)		2,994,072	132,578
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (o)		2,253,000	1,775,223
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (o)		522,174	391,631
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (o)		3,911,229	3,061,429
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (h)(o)		2,522,055	1,286,089
Class B6, 3.1256% 7/10/35 (h)(o)		562,326	261,369
Series 2004-A:
Class B4, 1.4756% 2/10/36 (h)(o)		759,342	304,952
Class B5, 1.9756% 2/10/36 (h)(o)		506,179	190,121
Series 2004-B:
Class B4, 1.3756% 2/10/36 (h)(o)		600,359	192,655
Class B5, 1.8256% 2/10/36 (h)(o)		438,056	126,817
Class B6, 2.2756% 2/10/36 (h)(o)		155,201	38,319
Series 2004-C:
Class B4, 1.2256% 9/10/36 (h)(o)		795,078	261,740
Class B5, 1.6256% 9/10/36 (h)(o)		883,838	255,164
Class B6, 2.0256% 9/10/36 (h)(o)		162,504	37,132
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 2.21% 1/25/46 (o)		17,168,158	8,938,176
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,364,758	1,207,460
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.: - continued
sequential payer:
Series 2004-SL3 Class A1, 7% 8/25/16		$ 132,998	$ 117,719
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (o)		242,095	152,926
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (h)(o)		484,455	343,161
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6228% 2/15/39 (h)(o)		491,263	9,531
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (h)(o)		4,483	4,483
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	216,530
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (o)		46,315	31,216
Series 2004-7 Class A3B, 1.535% 7/20/34 (o)		29,826	17,352
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (o)		329,919	5,296
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4556% 7/25/46 (o)		31,752,186	14,422,707
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (h)(o)		82,957	39,687
Series 2003-15A Class 4A, 5.4571% 4/25/33 (o)		942,819	785,026
Series 2003-20 Class 1A1, 5.5% 7/25/33		834,861	716,783
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (o)		3,273,627	1,555,068
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (o)		61,274	59,843
Series 2003-AR8 Class A, 4.1135% 8/25/33 (o)		1,413,353	1,266,522
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (o)		3,837,638	3,050,175
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		261,788	26,179
Series 2004-EE Class 2A2, 3.5361% 12/25/34 (o)		1,324,779	1,130,135
Series 2004-H Class A1, 4.5272% 6/25/34 (o)		3,033,132	2,688,439
Series 2004-T Class A1, 3.954% 9/25/34 (o)		750,592	641,208
Series 2004-W Class A9, 4.5277% 11/25/34 (o)		3,483,000	2,497,399
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (o)		3,084,587	2,812,606
Series 2005-AR12:
Class 2A5, 4.046% 7/25/35 (o)		9,260,000	7,435,051
Class 2A6, 4.046% 7/25/35 (o)		1,347,136	1,166,742
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2:
Class 1A2, 4.6417% 3/25/35 (o)		$ 4,497,038	$ 2,684,126
Class 2A2, 4.57% 3/25/35		3,803,089	3,294,572
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (o)		2,299,990	1,918,695
TOTAL PRIVATE SPONSOR			216,138,035
U.S. Government Agency - 0.5%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		520,386	556,951
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	51,036,932
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2528 Class HN, 5% 11/15/17		5,515,000	5,801,853
TOTAL U.S. GOVERNMENT AGENCY			57,395,736
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $267,698,729)			273,533,771
Commercial Mortgage Securities - 6.1%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.0776% 2/14/29 (h)(o)		750,000	637,500
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	216,458
Class B2, 7.525% 4/14/29		1,494,104	1,389,517
Class B5, 7.525% 4/14/29		129,000	21,644
Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (o)		2,225,000	2,012,067
Class A2, 6.9094% 2/14/43 (o)		1,399,000	1,519,717
Class A3, 6.9594% 2/14/43 (o)		1,510,000	1,635,101
Class A5, 7.0294% 2/14/43 (o)		239,000	230,879
Class A7, 7.5194% 2/14/43 (o)		795,000	676,352
Class PS1, 1.556% 2/14/43 (o)(q)		7,268,874	255,750
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (o)		2,221,000	2,190,007
Series 2006-4 Class A1, 5.363% 7/10/46 (o)		1,005,907	1,022,458
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 1,335,323	$ 1,357,912
Class A2, 5.317% 9/10/47		7,342,000	7,349,053
Class A3, 5.39% 9/10/47		2,653,000	2,544,840
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,233,598
Series 2007-2 Class A1, 5.421% 4/10/49		679,114	691,190
Series 2007-4 Class A3, 5.8115% 2/10/51 (o)		1,897,000	1,765,851
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	141,752
Series 2007-3:
Class A3, 5.6581% 6/10/49 (o)		3,176,000	2,677,733
Class A4, 5.6581% 6/10/49 (o)		3,965,000	3,037,403
Series 2008-1 Class D, 6.2089% 2/10/51 (h)(o)		125,000	17,813
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		465,357	472,501
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,577,859
Series 2002-2 Class F, 5.487% 7/11/43		415,000	356,152
Series 2004-2:
Class A2, 3.52% 11/10/38		19,263	19,248
Class A3, 4.05% 11/10/38		2,573,000	2,573,028
Class A4, 4.153% 11/10/38		2,412,000	2,350,334
Series 2004-4 Class A3, 4.128% 7/10/42		798,236	801,284
Series 2005-1 Class A3, 4.877% 11/10/42		7,211,322	7,203,440
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		2,516,715	2,549,606
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,015,552
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,062,000	1,013,348
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	312,461
Class K, 6.15% 5/11/35 (h)		885,000	680,213
Series 2002-2 Class XP, 2.0377% 7/11/43 (h)(o)(q)		1,521,141	9,079
Series 2003-2 Class XP, 0.4553% 3/11/41 (h)(o)(q)		21,044,399	69,375
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	69,523
Series 2004-5 Class G, 5.2246% 11/10/41 (h)(o)		135,000	34,896
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	5,658,774
Series 2005-6 Class A3, 5.1791% 9/10/47 (o)		3,423,000	3,304,168
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	244,729
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5328% 3/15/22 (h)(o)		390,000	241,800
Class C, 0.5828% 3/15/22 (h)(o)		817,000	473,860
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1: - continued
Class D, 0.6328% 3/15/22 (h)(o)		$ 826,000	$ 454,300
Class E, 0.6728% 3/15/22 (h)(o)		684,000	355,680
Class F, 0.7428% 3/15/22 (h)(o)		615,784	307,892
Class G, 0.8028% 3/15/22 (h)(o)		399,119	179,604
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (h)(o)		1,222,000	818,740
Class D, 0.4828% 10/15/19 (h)(o)		1,494,000	896,400
Class E, 0.5128% 10/15/19 (h)(o)		1,385,000	761,750
Class F, 0.5828% 10/15/19 (h)(o)		3,150,730	1,575,365
Class G, 0.6028% 10/15/19 (h)(o)		1,245,579	560,511
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (h)(o)		96,922	48,461
Series 2004-1:
Class A, 0.6256% 4/25/34 (h)(o)		1,662,128	1,180,111
Class B, 2.1656% 4/25/34 (h)(o)		186,348	74,539
Class M1, 0.8256% 4/25/34 (h)(o)		149,617	88,274
Class M2, 1.4656% 4/25/34 (h)(o)		138,226	69,113
Series 2004-2:
Class A, 0.6956% 8/25/34 (h)(o)		1,290,997	903,698
Class M1, 0.8456% 8/25/34 (h)(o)		217,311	108,655
Series 2004-3:
Class A1, 0.6356% 1/25/35 (h)(o)		2,795,225	1,816,897
Class A2, 0.6856% 1/25/35 (h)(o)		401,112	248,689
Class M1, 0.7656% 1/25/35 (h)(o)		482,521	246,086
Class M2, 1.2656% 1/25/35 (h)(o)		223,590	98,379
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (h)(o)		2,167,419	1,415,325
Class M1, 0.6956% 8/25/35 (h)(o)		107,940	43,867
Class M2, 0.7456% 8/25/35 (h)(o)		178,029	66,476
Class M3, 0.7656% 8/25/35 (h)(o)		98,498	33,972
Class M4, 0.8756% 8/25/35 (h)(o)		90,418	29,323
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (h)(o)		802,116	540,947
Class A2, 0.6656% 11/25/35 (h)(o)		794,894	476,936
Class M1, 0.7056% 11/25/35 (h)(o)		94,870	39,229
Class M2, 0.7556% 11/25/35 (h)(o)		120,448	46,866
Class M3, 0.7756% 11/25/35 (h)(o)		107,798	39,260
Class M4, 0.8656% 11/25/35 (h)(o)		134,306	46,819
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (h)(o)		1,872,885	1,123,731
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A: - continued
Class B1, 1.6656% 1/25/36 (h)(o)		$ 161,849	$ 43,699
Class M1, 0.7156% 1/25/36 (h)(o)		604,156	283,953
Class M2, 0.7356% 1/25/36 (h)(o)		181,247	79,749
Class M3, 0.7656% 1/25/36 (h)(o)		264,697	108,526
Class M4, 0.8756% 1/25/36 (h)(o)		146,392	54,165
Class M5, 0.9156% 1/25/36 (h)(o)		146,392	48,309
Class M6, 0.9656% 1/25/36 (h)(o)		155,484	45,091
Series 2006-1:
Class A2, 0.6256% 4/25/36 (h)(o)		282,456	161,932
Class M1, 0.6456% 4/25/36 (h)(o)		101,023	40,874
Class M2, 0.6656% 4/25/36 (h)(o)		106,737	40,624
Class M3, 0.6856% 4/25/36 (h)(o)		91,839	33,282
Class M4, 0.7856% 4/25/36 (h)(o)		52,042	18,043
Class M5, 0.8256% 4/25/36 (h)(o)		50,511	16,628
Class M6, 0.9056% 4/25/36 (h)(o)		100,716	31,121
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (h)(o)		5,170,709	3,471,614
Class A2, 0.5456% 7/25/36 (h)(o)		255,813	148,653
Class B1, 1.1356% 7/25/36 (h)(o)		95,780	27,690
Class B3, 2.9656% 7/25/36 (h)(o)		144,709	36,322
Class M1, 0.5756% 7/25/36 (h)(o)		268,401	108,864
Class M2, 0.5956% 7/25/36 (h)(o)		189,370	72,207
Class M3, 0.6156% 7/25/36 (h)(o)		157,078	56,878
Class M4, 0.6856% 7/25/36 (h)(o)		106,069	36,657
Class M5, 0.7356% 7/25/36 (h)(o)		130,369	42,748
Class M6, 0.8056% 7/25/36 (h)(o)		194,514	59,988
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (h)(o)		167,988	25,198
Class B2, 1.6156% 10/25/36 (h)(o)		121,163	15,145
Class B3, 2.8656% 10/25/36 (h)(o)		197,173	25,633
Class M4, 0.6956% 10/25/36 (h)(o)		185,658	42,701
Class M5, 0.7456% 10/25/36 (h)(o)		222,259	44,452
Class M6, 0.8256% 10/25/36 (h)(o)		435,052	78,309
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (h)(o)		968,260	650,090
Class A2, 0.5356% 12/25/36 (h)(o)		4,926,756	2,290,449
Class B1, 0.9656% 12/25/36 (h)(o)		150,639	32,704
Class B2, 1.5156% 12/25/36 (h)(o)		153,546	30,157
Class B3, 2.7156% 12/25/36 (h)(o)		261,479	45,916
Class M1, 0.5556% 12/25/36 (h)(o)		315,162	105,611
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A: - continued
Class M2, 0.5756% 12/25/36 (h)(o)		$ 210,108	$ 65,617
Class M3, 0.6056% 12/25/36 (h)(o)		213,047	62,785
Class M4, 0.6656% 12/25/36 (h)(o)		254,921	70,919
Class M5, 0.7056% 12/25/36 (h)(o)		234,351	61,213
Class M6, 0.7856% 12/25/36 (h)(o)		210,108	50,783
Series 2007-1:
Class A2, 0.5356% 3/25/37 (h)(o)		1,068,467	523,549
Class B1, 0.9356% 3/25/37 (h)(o)		339,945	61,190
Class B2, 1.4156% 3/25/37 (h)(o)		246,478	36,972
Class B3, 3.6156% 3/25/37 (h)(o)		674,903	80,988
Class M1, 0.5356% 3/25/37 (h)(o)		299,112	113,663
Class M2, 0.5556% 3/25/37 (h)(o)		223,403	71,489
Class M3, 0.5856% 3/25/37 (h)(o)		198,128	59,438
Class M4, 0.6356% 3/25/37 (h)(o)		159,231	42,992
Class M5, 0.6856% 3/25/37 (h)(o)		248,562	59,655
Class M6, 0.7656% 3/25/37 (h)(o)		348,004	74,821
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (h)(o)		930,321	539,586
Class A2, 0.5856% 7/25/37 (h)(o)		869,259	408,552
Class B1, 1.8656% 7/25/37 (h)(o)		267,708	38,818
Class B2, 2.5156% 7/25/37 (h)(o)		231,774	31,290
Class B3, 3.6156% 7/25/37 (h)(o)		260,583	33,876
Class M1, 0.6356% 7/25/37 (h)(o)		305,235	106,832
Class M2, 0.6756% 7/25/37 (h)(o)		166,793	50,038
Class M3, 0.7556% 7/25/37 (h)(o)		169,119	42,280
Class M4, 0.9156% 7/25/37 (h)(o)		333,898	66,780
Class M5, 1.0156% 7/25/37 (h)(o)		294,338	52,981
Class M6, 1.2656% 7/25/37 (h)(o)		373,201	55,980
Series 2007-3:
Class A2, 0.5556% 7/25/37 (h)(o)		998,714	492,566
Class B1, 1.2156% 7/25/37 (h)(o)		242,744	48,063
Class B2, 1.8656% 7/25/37 (h)(o)		607,457	103,450
Class B3, 4.2656% 7/25/37 (h)(o)		322,706	47,535
Class M1, 0.5756% 7/25/37 (h)(o)		216,912	81,494
Class M2, 0.6056% 7/25/37 (h)(o)		232,489	81,023
Class M3, 0.6356% 7/25/37 (h)(o)		366,346	120,015
Class M4, 0.7656% 7/25/37 (h)(o)		575,218	167,561
Class M5, 0.8656% 7/25/37 (h)(o)		298,365	73,189
Class M6, 1.0656% 7/25/37 (h)(o)		227,512	52,714
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (h)(o)		$ 344,457	$ 44,779
Class B2, 3.7156% 9/25/37 (h)(o)		1,253,246	150,390
Class M1, 1.2156% 9/25/37 (h)(o)		331,221	82,805
Class M2, 1.3156% 9/25/37 (h)(o)		331,221	69,556
Class M4, 1.8656% 9/25/37 (h)(o)		847,151	144,016
Class M5, 2.0156% 9/25/37 (h)(o)		847,151	127,073
Class M6, 2.2156% 9/25/37 (h)(o)		848,796	114,587
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		5,427,381	84,124
Series 2007-5A Class IO, 1.5496% 10/25/37 (h)(q)		11,709,110	1,006,983
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (h)(o)		805,386	386,585
Class H, 0.9228% 3/15/19 (h)(o)		541,917	233,024
Class J, 1.1228% 3/15/19 (h)(o)		407,118	154,705
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (h)(o)		655,330	326,865
Class E, 0.5728% 3/15/22 (h)(o)		3,414,157	1,581,741
Class F, 0.6228% 3/15/22 (h)(o)		2,094,922	895,715
Class G, 0.6728% 3/15/22 (h)(o)		537,549	210,080
Class H, 0.8228% 3/15/22 (h)(o)		655,330	236,194
Class J, 0.9728% 3/15/22 (h)(o)		655,330	183,659
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		1,077,307	1,105,333
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,360,280	2,377,226
Series 2006-PW14 Class A4, 5.201% 12/11/38		2,458,000	2,190,846
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		2,069,276	2,100,594
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (o)		1,112,000	954,602
Series 2007-PW17 Class A1, 5.282% 6/11/50		1,153,851	1,163,525
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		653,324	658,356
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		60,000	42,138
Class I, 5.64% 2/14/31 (h)		170,000	34,000
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (h)(o)(q)		17,823,235	145,078
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,355,790
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (h)(o)(q)		27,676,813	568,839
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)		$ 320,583	$ 324,773
Class A4, 5.4634% 4/12/38 (o)		237,000	224,790
Series 2007-BBA8:
Class K, 1.4728% 3/15/22 (h)(o)		105,000	39,277
Class L, 2.1728% 3/15/22 (h)(o)		214,000	42,824
Series 2007-PW15 Class A1, 5.016% 2/11/44		575,172	578,281
Series 2007-PW16:
Class B, 5.713% 6/11/40 (h)		304,000	88,226
Class C, 5.713% 6/11/40 (h)		255,000	63,794
Class D, 5.713% 6/11/40 (h)		255,000	61,241
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (h)(o)(q)		189,567,064	2,550,265
Series 2007-T28:
Class A1, 5.422% 9/11/42		333,790	339,448
Class X2, 0.1821% 9/11/42 (h)(o)(q)		95,248,962	634,853
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (h)(o)		1,037,593	536,820
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,184,748
Class XCL, 2.3511% 5/15/35 (h)(o)(q)		30,719,812	1,137,702
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	496,741
Series 1998-2 Class J, 6.39% 11/18/30 (h)		490,739	78,420
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	760,677
Class F, 7.734% 1/15/32		413,000	410,920
Series 2001-245 Class A2, 6.275% 2/12/16 (h)(o)		1,932,000	2,014,925
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (h)(o)		678,000	203,400
Class G, 0.6028% 11/15/36 (h)(o)		542,222	151,822
Class H, 0.6428% 11/15/36 (h)(o)		433,548	108,387
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	8,966,889
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,233,000	1,131,550
Series 2006-FL2 Class CNP3, 1.4728% 8/16/21 (h)(o)		5,089,327	1,526,798
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		11,857,201	12,139,543
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6: - continued
Class A4, 5.6994% 12/10/49 (o)		$ 4,303,000	$ 3,740,469
Series 2007-FL3A Class A2, 0.4128% 4/15/22 (h)(o)		6,878,000	4,126,800
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (o)		11,229,000	10,022,092
Series 2007-CD4:
Class A1, 4.977% 12/11/49		516,532	522,494
Class A2A, 5.237% 12/11/49		11,693,000	11,619,039
Class A3, 5.293% 12/11/49		1,852,000	1,718,520
Class C, 5.476% 12/11/49		3,581,000	268,575
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (o)	CAD	138,000	46,273
Class G, 5.01% 5/15/44 (o)	CAD	30,000	9,044
Class H, 5.01% 5/15/44 (o)	CAD	20,000	5,354
Class J, 5.01% 5/15/44 (o)	CAD	20,000	4,903
Class K, 5.01% 5/15/44 (o)	CAD	10,000	2,163
Class L, 5.01% 5/15/44 (o)	CAD	36,000	6,924
Class M, 5.01% 5/15/44 (o)	CAD	165,000	31,877
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48		303,620	304,726
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)		275,982	279,884
Series 2007-C3 Class A3, 5.8202% 5/15/46 (o)		1,902,000	1,735,995
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	970,020
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (h)(o)		4,261,000	2,513,990
Class C, 0.5428% 4/15/17 (h)(o)		1,531,000	887,123
Class D, 0.5828% 4/15/17 (h)(o)		950,056	498,513
Class E, 0.6428% 4/15/17 (h)(o)		302,445	145,642
Class F, 0.6828% 4/15/17 (h)(o)		171,562	77,622
Class G, 0.8228% 4/15/17 (h)(o)		171,562	72,070
Class H, 0.8928% 4/15/17 (h)(o)		171,562	70,340
Class J, 1.1228% 4/15/17 (h)(o)		131,565	52,626
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (h)(o)		3,000,607	1,455,084
Class D, 0.6128% 11/15/17 (h)(o)		156,045	82,837
Class E, 0.6628% 11/15/17 (h)(o)		554,751	281,026
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11: - continued
Class F, 0.7228% 11/15/17 (h)(o)		$ 384,344	$ 185,869
Class G, 0.7728% 11/15/17 (h)(o)		266,408	123,002
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (h)(o)		2,710,000	1,367,710
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		179,000	179,764
Series 2006-C8:
Class A1, 5.11% 12/10/46		105,470	106,105
Class A3, 5.31% 12/10/46		5,420,000	4,889,105
Series 2006-CN2A Class A2FX, 5.449% 2/5/19		3,216,000	3,111,506
Series 2007-C9 Class A4, 5.8162% 12/10/49 (o)		4,209,000	3,699,816
Series 2001-J1A Class F, 6.958% 2/14/34 (h)		500,000	478,009
Series 2001-J2A Class F, 7.0309% 7/16/34 (h)(o)		190,000	102,113
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (h)(o)(q)		4,283,991	47,898
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	946,411
Class XP, 0.4956% 12/10/46 (o)(q)		23,582,327	359,923
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		137,515	136,953
Class G, 6.21% 7/15/31 (h)		500,000	448,428
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		196,930	182,160
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)		653,771	656,803
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	310,805
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39		784,254	797,395
Class AJ, 5.373% 12/15/39		3,852,000	1,450,630
Series 2007-C2:
Class A1, 5.269% 1/15/49		170,024	172,617
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,035,368
Class A3, 5.542% 1/15/49 (o)		3,804,000	2,768,511
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)		386,585	394,408
Class A4, 5.7229% 6/15/39 (o)		1,144,000	837,954
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2006-C4 Class AAB, 5.439% 9/15/39		$ 10,824,000	$ 10,493,414
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (o)(q)		14,987,177	317,379
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,267,383
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (h)(o)		6,783,000	1,695,750
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62		2,126,346	2,173,119
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,915,814
Series 2002-CP5 Class A1, 4.106% 12/15/35		176,825	179,702
Series 2004-C1:
Class A3, 4.321% 1/15/37		641,398	648,292
Class A4, 4.75% 1/15/37		884,000	862,233
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	950,471
Series 1998-C1:
Class D, 7.17% 5/17/40		1,989,251	2,054,648
Class H, 6% 5/17/40 (h)		130,000	11,516
Series 1999-C1 Class E, 8.1143% 9/15/41 (o)		1,966,000	1,959,013
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (o)(q)		5,525,382	88,447
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (h)(o)(q)		17,735,233	527,863
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		190,000	157,892
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	74,231
Class J, 4.231% 5/15/38 (h)		300,000	84,612
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (h)(o)(q)		13,482,059	60,428
Series 2006-C1 Class A3, 5.5509% 2/15/39 (o)		10,043,000	9,803,904
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (h)(o)		721,000	324,450
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (h)(o)		1,864,711	708,590
0.5428% 2/15/22 (h)(o)		665,993	199,798
Class F, 0.5928% 2/15/22 (h)(o)		1,331,815	359,590
Class L, 2.1728% 2/15/22 (h)(o)		100,000	10,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		201,852	205,656
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1: - continued
Class A2, 5.268% 2/15/40		$ 18,300,000	$ 18,043,904
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (o)(q)		37,268,901	533,970
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	421,515
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class A1, 0.4628% 5/15/23 (h)(o)		218,078	183,263
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	198,000
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		5,238,656	5,352,562
Series 1998-CG1 Class B4, 7.2288% 6/10/31 (h)(o)		891,000	905,588
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7458% 4/29/39 (h)(o)		15,051	14,900
First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-C4 Class C, 7.793% 12/15/31 (h)		367,000	367,953
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	612,063
Class G, 6.936% 3/15/33 (h)		1,252,000	1,055,974
Class H, 7.039% 3/15/33 (h)		50,000	38,577
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		361,000	261,675
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		600,000	462,000
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		462,528	465,508
Series 2007-C1 Class A4, 5.543% 12/10/49		9,454,000	6,839,260
Series 2001-1 Class X1, 1.0483% 5/15/33 (h)(o)(q)		19,666,775	275,858
Series 2001-3 Class C, 6.51% 6/10/38		287,000	275,379
Series 2002-1A Class H, 7.1598% 12/10/35 (h)(o)		55,000	41,497
Series 2004-C1 Class X2, 1.3053% 11/10/38 (h)(o)(q)		12,910,449	173,076
Series 2005-C1 Class B, 4.846% 6/10/48 (o)		543,000	174,128
Series 2007-C1 Class XP, 0.2088% 12/10/49 (o)(q)		41,031,460	293,999
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		$ 489,765	$ 69,430
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,100,000	1,036,221
Class G, 6.75% 4/15/29 (o)		500,000	257,287
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		500,000	399,469
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		285,000	15,727
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		226,000	206,489
Class K, 6.974% 8/15/36 (h)		427,000	120,570
Series 2000-C1:
Class G, 7% 3/15/33 (h)		120,000	111,365
Class H, 7% 3/15/33 (h)		100,000	77,111
Class K, 7% 3/15/33		90,000	52,047
Series 2002-C3 Class B, 5.101% 7/10/39		235,000	231,120
Series 2003-C3 Class X2, 0.8723% 12/10/38 (h)(o)(q)		14,806,897	108,518
Series 2005-C1 Class X2, 0.6559% 5/10/43 (o)(q)		10,367,371	128,707
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (h)(o)		715,000	330,015
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,223,465
Series 2007-GG11:
Class A1, 5.358% 12/10/49		2,065,293	2,100,531
Class A2, 5.597% 12/10/49		3,804,000	3,658,408
Series 2007-GG9:
Class A1, 5.233% 3/10/39		520,760	528,905
Class A4, 5.444% 3/10/39		5,530,000	4,718,465
Series 2002-C1 Class H, 5.903% 1/11/35 (h)		86,000	64,019
Series 2003-C1 Class XP, 2.2423% 7/5/35 (h)(o)(q)		7,814,659	118,254
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	92,372
Class XP, 1.1772% 1/5/36 (h)(o)(q)		17,800,000	154,217
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (h)(o)(q)		38,005,737	639,614
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (o)		5,013,000	4,763,268
Class A4, 5.9166% 7/10/38 (o)		9,540,000	8,330,655
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		47,931,734	516,488
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (h)(o)		$ 96,000	$ 71,040
Class D, 0.5556% 6/6/20 (h)(o)		453,000	240,090
Class E, 0.6456% 6/6/20 (h)(o)		526,000	268,260
Class F, 0.7156% 6/6/20 (h)(o)		835,001	384,100
Class J, 2.0256% 6/6/20 (h)(o)		250,000	12,500
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (h)(o)		1,994,000	1,515,440
Class D, 0.6456% 3/6/20 (h)(o)		4,004,000	3,003,000
Class F, 0.7556% 3/6/20 (h)(o)		164,000	119,720
Class G, 0.7956% 3/6/20 (h)(o)		81,000	58,320
Class H, 0.9256% 3/6/20 (h)(o)		60,000	41,400
Class J, 1.1256% 3/6/20 (h)(o)		86,000	57,620
Class L, 1.5756% 3/1/20 (h)(o)		400,000	248,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	587,821
Series 1997-GL Class G, 7.5095% 7/13/30 (o)		851,849	898,530
Series 1998-GLII Class G, 7.751% 4/13/31 (h)(o)		600,000	429,270
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	122,500
Series 2001-LIBA Class C, 6.733% 2/14/16 (h)		941,000	1,009,886
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (h)(o)(q)		43,030,049	670,107
Series 2006-GG6 Class A2, 5.506% 4/10/38 (o)		11,153,000	11,204,444
Series 2006-RR2:
Class M, 5.6937% 6/1/46 (h)(o)		100,000	2,000
Class N, 5.6937% 6/1/46 (h)(o)		100,000	2,000
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,833,260
Series 2007-GG10:
Class A1, 5.69% 8/10/45		736,720	755,076
Class A2, 5.778% 8/10/45		13,561,000	13,516,660
Class A4, 5.8051% 8/10/45 (o)		5,590,000	4,370,013
Series 2007-GG10 Class B, 5.8051% 8/10/45 (o)		2,376,000	513,748
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		180,000	143,781
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		210,246	142,967
Class D, 5.192% 1/12/37		230,000	158,344
Series 2004-C1 Class X2, 1.1524% 1/15/38 (h)(o)(q)		3,967,109	44,538
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (h)(o)(q)		$ 4,136,691	$ 54,051
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.5428% 4/16/19 (h)(o)		1,057,055	898,497
Series 2005-FL1A Class A2, 0.4528% 2/15/19 (h)(o)		1,447,000	1,287,185
Series 2006-FLA2:
Class A2, 0.4028% 11/15/18 (h)(o)		10,000,000	6,067,143
Class B, 0.4428% 11/15/18 (h)(o)		1,592,243	845,469
Class C, 0.4828% 11/15/18 (h)(o)		1,131,245	577,952
Class D, 0.5028% 11/15/18 (h)(o)		344,601	149,497
Class E, 0.5528% 11/15/18 (h)(o)		497,106	215,295
Class F, 0.6028% 11/15/18 (h)(o)		744,295	313,802
Class G, 0.6328% 11/15/18 (h)(o)		646,729	277,185
Class H, 0.7728% 11/15/18 (h)(o)		497,106	175,715
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (o)		5,657,000	5,104,259
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)		2,864,000	2,648,638
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,150,000	5,528,014
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,005,093
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)		903,000	855,587
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (o)		6,670,000	5,523,473
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (o)		5,340,000	5,332,368
Class A4, 5.7978% 6/15/49 (o)		2,823,000	2,387,597
Series 2007-LDP10 Class A1, 5.122% 1/15/49		189,407	192,178
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,393,372
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		65,000	40,950
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (o)		1,711,000	376,692
Series 2004-LN2 Class D, 5.2154% 7/15/41 (o)		420,000	92,440
Series 2005-CB13 Class E, 5.3498% 1/12/43 (h)(o)		963,000	163,804
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,654,517
Series 2006-CB15 Class A4, 5.814% 6/12/43 (o)		15,465,000	14,168,145
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	513,357
Series 2007-CB19:
Class B, 5.7442% 2/12/49		165,000	47,886
Class C, 5.7462% 2/12/49		424,000	106,071
Class D, 5.7462% 2/12/49		447,000	107,351
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		$ 364,000	$ 85,625
Class CS, 5.466% 1/15/49 (o)		157,000	35,332
Class ES, 5.5454% 1/15/49 (h)(o)		983,000	120,594
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,539,150
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		783,000	775,615
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		2,057,189	2,113,203
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		503,000	479,108
Series 2007-C3:
Class F, 5.9498% 7/15/44 (o)		377,000	38,295
Class G, 6.1497% 7/15/44 (h)(o)		666,000	62,724
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10		2,733,397	2,765,082
Series 2001-C2 Class A2, 6.653% 11/15/27		367,000	384,123
Series 2001-C3 Class A1, 6.058% 6/15/20		134,754	137,888
Series 2006-C1:
Class A2, 5.084% 2/15/31		913,000	911,798
Class A4, 5.156% 2/15/31		722,000	649,506
Series 2006-C3 Class A1, 5.478% 3/15/39		162,865	165,147
Series 2006-C6:
Class A1, 5.23% 9/15/39		277,087	281,848
Class A2, 5.262% 9/15/39 (o)		11,694,000	11,747,095
Series 2006-C7:
Class A1, 5.279% 11/15/38		940,981	959,398
Class A2, 5.3% 11/15/38		2,092,000	2,085,681
Class A3, 5.347% 11/15/38		1,417,000	1,248,696
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		290,501	295,938
Class A3, 5.398% 2/15/40		10,000,000	9,591,423
Class A4, 5.424% 2/15/40		244,000	185,209
Series 2007-C2:
Class A1, 5.226% 2/15/40		271,670	276,115
Class A3, 5.43% 2/15/40		917,000	703,989
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	9,931,078
Series 2000-C3 Class B, 7.95% 3/15/32		545,000	552,154
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	132,655
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,814,157
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7 Class D, 6.514% 11/15/33		$ 2,092,000	$ 1,962,333
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	61,356
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (h)(o)(q)		7,980,175	58,827
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		165,000	66,399
Class K, 5.2529% 3/15/36 (h)(o)		500,000	101,812
Class XCP, 1.2332% 3/15/36 (h)(o)(q)		25,979,524	379,182
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		504,189	505,807
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (o)(q)		6,411,758	112,882
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (o)(q)		11,787,202	224,214
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		4,185,000	891,958
Class D, 5.563% 2/15/40 (o)		760,000	147,486
Class E, 5.582% 2/15/40 (o)		381,000	71,296
Class XCP, 0.4737% 2/15/40 (o)(q)		4,640,096	66,664
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	1,891,028
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	5,115,157
Class XCP, 0.3054% 9/15/45 (o)(q)		156,476,796	1,839,416
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)		544,000	542,349
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)		3,105,000	2,515,050
Class C, 4.13% 11/20/37 (h)		8,205,000	5,579,400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (h)(o)		608,683	243,473
Class E, 0.5628% 9/15/21 (h)(o)		2,196,145	658,843
Class F, 0.6128% 9/15/21 (h)(o)		1,143,094	314,351
Class G, 0.6328% 9/15/21 (h)(o)		2,258,211	564,553
Class H, 0.6728% 9/15/21 (h)(o)		582,579	131,080
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,686,493
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	86,310
Class I11, 7.72% 2/26/28 (h)		100,000	37,780
Class I12, 7.72% 2/26/28 (h)		100,000	30,780
Class I9, 7.72% 2/26/28 (h)		153,200	91,414
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		620,000	539,991
Series 1998-C3 Class E, 6.7944% 12/15/30 (o)		155,000	144,150
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 1999-C1 Class B, 7.71% 11/15/31		$ 330,000	$ 329,554
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (h)		395,000	375,250
Class H, 6.778% 2/3/16 (h)		315,000	299,250
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		382,898	385,576
Series 2007-C1 Class A1, 4.533% 6/12/50		1,631,593	1,642,558
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(o)		100,000	11,282
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (o)		3,122,000	3,126,142
Series 2005-LC1 Class F, 5.3781% 1/12/44 (h)(o)		1,655,000	347,821
Series 2006-C1 Class A2, 5.6114% 5/12/39 (o)		2,680,000	2,703,823
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	33,185
Series 2007-C1 Class A4, 5.8286% 6/12/50 (o)		7,199,517	5,562,801
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,130,582
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (o)		887,000	731,817
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	1,901,306
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,075,000	1,065,560
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,469,822
Series 2007-5:
Class A1, 4.275% 8/12/48		142,060	142,748
Class A3, 5.364% 8/12/48		11,417,000	9,635,978
Class A4, 5.378% 8/12/48		76,000	55,629
Class B, 5.479% 2/12/17		5,706,000	1,182,477
Series 2007-6 Class A1, 5.175% 3/12/51		167,520	170,038
Series 2007-7 Class A4, 5.7487% 6/12/50 (o)		6,656,000	4,832,620
Series 2007-8 Class A1, 4.622% 8/12/49		550,778	554,937
Series 2006-2 Class A4, 5.9092% 6/12/46 (o)		16,407,000	15,595,062
Series 2006-4 Class XP, 0.6228% 12/12/49 (o)(q)		41,659,736	890,739
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	426,230
Series 2007-7 Class B, 5.75% 6/12/50		166,000	37,762
Series 2007-8 Class A3, 5.957% 8/12/49 (o)		1,640,000	1,253,871
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (h)(o)		32,456	28,886
Class H, 0.663% 8/15/19 (h)(o)		151,000	116,270
Class J, 0.733% 8/15/19 (h)(o)		114,000	82,080
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class C, 1.473% 7/15/19 (h)(o)		$ 822,747	$ 82,275
Class F, 0.593% 7/15/19 (h)(o)		1,830,000	1,464,000
Class G, 0.633% 7/15/19 (h)(o)		1,041,000	541,320
Series 2007-XCLA Class A1, 0.473% 7/17/17 (h)(o)		2,717,034	1,494,369
Series 2007-XLCA Class B, 0.7728% 7/17/17 (h)(o)		2,408,057	120,403
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (h)(o)		1,092,000	349,440
Class D, 0.463% 10/15/20 (h)(o)		667,354	166,839
Class E, 0.523% 10/15/20 (h)(o)		834,661	166,932
Class F, 0.573% 10/15/20 (h)(o)		500,899	90,162
Class G, 0.613% 10/15/20 (h)(o)		619,188	136,221
Class H, 0.703% 10/15/20 (h)(o)		389,758	38,976
Class J, 0.853% 10/15/20 (h)(o)		444,903	35,592
Class MHRO, 0.963% 10/15/20 (h)(o)		605,197	66,572
Class MJPM, 1.273% 10/15/20 (h)(o)		190,583	17,152
Class MSTR, 0.973% 10/15/20 (h)(o)		343,918	48,148
Class NHRO, 1.163% 10/15/20 (h)(o)		918,469	82,662
Class NSTR, 1.123% 10/15/20 (h)(o)		315,384	34,692
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (h)(o)(q)		6,461,972	95,541
Series 2004-HQ3 Class A2, 4.05% 1/13/41		537,255	542,410
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		562,854	469,983
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,771,856
Series 2006-HQ10 Class A1, 5.131% 11/12/41		611,828	621,781
Series 2006-HQ8 Class A1, 5.124% 3/12/44		40,081	40,284
Series 2006-T23 Class A1, 5.682% 8/12/41		1,692,519	1,732,767
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		497,863	506,241
Class A31, 5.439% 2/12/44 (o)		964,000	895,789
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		501,383	508,260
Class A4, 5.364% 3/15/44		10,000,000	8,259,327
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,206,258	1,228,965
Series 2007-T25:
Class A1, 5.391% 11/12/49		324,312	330,650
Class A2, 5.507% 11/12/49		3,425,000	3,319,512
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (h)(o)(q)		$ 13,765,630	$ 159,293
Series 2004-IQ7 Class E, 5.4024% 6/15/38 (h)(o)		120,000	42,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	114,800
Series 2005-HQ7:
Class E, 5.2075% 11/14/42 (o)		75,000	22,500
Class F, 5.2075% 11/14/42 (o)		150,000	42,000
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (h)(o)(q)		23,258,465	516,354
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (h)(o)(q)		11,571,366	156,256
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (o)		2,950,000	2,864,310
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)		2,823,000	899,549
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (o)		3,157,000	3,018,394
Class A4, 5.7705% 10/15/42 (o)		570,000	487,231
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	558,199
Series 2006-T23 Class A3, 5.8075% 8/12/41 (o)		972,000	910,818
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	949,993
Series 2007-HQ12:
Class A2, 5.6318% 4/12/49 (o)		12,880,000	12,248,057
Series A1, 5.519% 4/12/49 (o)		799,111	815,646
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,219,532
Class B, 5.914% 4/15/49		469,000	129,458
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (h)(o)		3,245,642	162,282
Class D, 0.9728% 7/17/17 (h)(o)		1,526,121	76,306
Class E, 1.0728% 7/17/17 (h)(o)		1,239,655	61,983
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		52,634	54,812
Series 2000-PRIN Class C, 7.9238% 2/23/34 (o)		366,000	318,276
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		184,900	172,876
Series 2003-TOP9 Class E, 5.7113% 11/13/36 (h)(o)		70,000	31,951
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		625,000	515,625
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		743,119	743,119
Class G, 5% 8/20/30 (h)		216,875	193,019
Class J, 5% 8/20/30 (h)		160,000	112,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		$ 443,666	$ 434,792
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		280,000	279,552
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	58,915
Class G, 4.456% 9/12/38 (h)	CAD	54,000	28,101
Class H, 4.456% 9/12/38 (h)	CAD	36,000	17,720
Class J, 4.456% 9/12/38 (h)	CAD	36,000	16,712
Class K, 4.456% 9/12/38 (h)	CAD	18,000	7,433
Class L, 4.456% 9/12/38 (h)	CAD	26,000	10,128
Class M, 4.456% 9/12/38 (h)	CAD	128,859	26,116
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	70,879
Class G, 4.57% 4/12/23	CAD	42,000	22,270
Class H, 4.57% 4/12/23	CAD	42,000	21,010
Class J, 4.57% 4/12/23	CAD	42,000	19,840
Class K, 4.57% 4/12/23	CAD	21,000	9,376
Class L, 4.57% 4/12/23	CAD	63,000	26,608
Class M, 4.57% 4/12/23	CAD	185,000	39,375
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		3,231,464	3,319,231
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	114,613
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		165,000	132,000
Class F6, 6.5% 2/18/34 (h)(o)		37,000	27,750
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (h)		182,000	180,180
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (h)(o)		83,649	75,284
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		289,140	308,329
Class F, 7.3% 10/12/34 (h)		463,000	460,955
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,709,338
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8478% 9/15/09 (h)(o)		110,000	14,803
Class G, 0.8478% 9/15/09 (h)(o)		200,000	24,719
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (h)(o)		$ 1,276,330	$ 765,798
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (h)(o)		1,770,598	531,179
Class F, 0.6281% 8/11/18 (h)(o)		1,877,987	375,597
Class G, 0.6481% 8/11/18 (h)(o)		1,779,101	266,865
Class J, 0.8881% 8/11/18 (h)(o)		395,545	39,555
Series 2007-ESH Class A1, 0.7228% 6/15/19 (h)(o)		182,465	153,270
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (h)(o)		140,220	28,044
Class AP2, 1.0728% 6/15/20 (h)(o)		235,007	35,251
Class F, 0.7528% 6/15/20 (h)(o)		4,565,501	913,100
Class LXR1, 0.9728% 6/15/20 (h)(o)		233,916	46,783
Class LXR2, 1.0728% 6/15/20 (h)(o)		3,111,858	311,186
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		624,204	633,693
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		4,161,020	4,219,183
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,171,592
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,699,424
Series 2006-C29:
Class A1, 5.11% 11/15/48		1,107,634	1,124,912
Class A3, 5.313% 11/15/48		5,051,000	4,628,202
Series 2007-C30:
Class A1, 5.031% 12/15/43		268,755	272,188
Class A3, 5.246% 12/15/43		1,633,000	1,575,279
Class A4, 5.305% 12/15/43		8,604,000	6,883,111
Class A5, 5.342% 12/15/43		2,036,000	1,442,275
Series 2007-C31:
Class A1, 5.14% 4/15/47		277,957	281,737
Class A4, 5.509% 4/15/47		4,299,000	3,247,967
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (o)		15,568,000	15,268,237
Class A3, 5.9289% 6/15/49 (o)		3,229,000	2,519,160
Series 2003-C6 Class G, 5.125% 8/15/35 (h)		903,000	461,683
Series 2003-C8 Class XP, 0.3689% 11/15/35 (h)(o)(q)		6,481,841	30,115
Series 2003-C9 Class XP, 0.4822% 12/15/35 (h)(o)(q)		6,540,158	38,830
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (h)(o)		1,464,000	1,347,742
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15: - continued
Class 180B, 5.3979% 10/15/41 (h)(o)		$ 666,000	$ 619,361
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	760,800
Series 2005-C22:
Class B, 5.3549% 12/15/44 (o)		4,218,000	1,265,400
Class F, 5.3549% 12/15/44 (h)(o)		3,171,000	412,230
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	6,479,547
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	237,750
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	1,260,600
Class C, 5.483% 12/15/43 (o)		5,706,000	627,660
Class D, 5.513% 12/15/43 (o)		3,044,000	304,400
Class XP, 0.4317% 12/15/43 (h)(o)(q)		23,390,552	353,513
Series 2007-C31 Class C, 5.693% 4/15/47 (o)		522,000	65,250
Series 2007-C32:
Class D, 5.7405% 6/15/49 (o)		1,431,000	157,410
Class E, 5.7405% 6/15/49 (o)		2,252,000	236,460
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (o)		1,259,000	973,876
Series 2007-C33 Class B, 5.9023% 2/15/51 (o)		3,198,000	495,690
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $720,589,242)			724,435,418
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,946,304
7.55% 4/1/39		8,400,000	9,006,144
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39		3,539,000	4,310,785
TOTAL MUNICIPAL SECURITIES (Cost $17,694,232)			19,263,233
Foreign Government and Government Agency Obligations - 1.4%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,551,534	2,639,890
par 2.5% 12/31/38 (f)		2,960,000	806,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Argentine Republic: - continued
7% 3/28/11		$ 28,885,000	$ 22,859,268
7% 9/12/13		20,425,000	13,853,824
Barbados Government 7.25% 12/15/21 (h)		337,000	330,260
Brazilian Federative Republic:
6% 9/15/13		300,000	299,250
6% 1/17/17		440,000	458,920
8% 1/15/18		368,333	419,900
8.25% 1/20/34		410,000	506,350
8.75% 2/4/25		730,000	905,200
12.25% 3/6/30		880,000	1,469,600
12.75% 1/15/20		355,000	557,350
Central Bank of Nigeria promissory note 5.092% 1/5/10		140,979	79,536
Chilean Republic 7.125% 1/11/12		3,045,000	3,399,134
Colombian Republic 7.375% 9/18/37		1,830,000	1,909,605
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (h)		1,775,000	1,757,250
Dominican Republic:
2.125% 8/30/24 (o)		1,100,000	737,000
9.04% 1/23/18 (h)		2,497,452	2,335,118
9.5% 9/27/11 (Reg. S)		2,676,002	2,716,142
Ecuador Republic 5% 2/28/25		218,000	121,186
El Salvador Republic:
7.65% 6/15/35		1,265,000	1,138,500
7.75% 1/24/23 (Reg. S)		870,000	913,500
8.25% 4/10/32 (Reg. S)		375,000	360,000
8.5% 7/25/11 (Reg. S)		650,000	679,250
Gabonese Republic 8.2% 12/12/17 (h)		3,375,000	3,311,719
Georgia Republic 7.5% 4/15/13		1,570,000	1,460,100
Ghana Republic 8.5% 10/4/17 (h)		2,430,000	2,235,600
Indonesian Republic:
6.625% 2/17/37 (h)		1,475,000	1,360,688
6.875% 3/9/17 (h)		950,000	978,500
6.875% 1/17/18 (h)		1,510,000	1,547,750
7.25% 4/20/15 (h)		785,000	837,988
7.5% 1/15/16 (h)		485,000	517,738
7.75% 1/17/38 (h)		1,720,000	1,767,300
8.5% 10/12/35 (h)		650,000	728,000
8.5% 10/12/35 (Reg. S)		1,360,000	1,523,200
11.625% 3/4/19 (h)		1,845,000	2,486,138
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,210,000	2,728,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		$ 2,420,000	$ 2,631,750
9% 5/2/14		610,000	671,000
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (o)		773,000	761,405
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	627,200
Peruvian Republic 7.35% 7/21/25		1,210,000	1,331,000
Philippine Republic:
9.5% 2/2/30		440,000	563,200
10.625% 3/16/25		395,000	534,751
Polish Government 6.375% 7/15/19		1,255,000	1,339,713
Republic of Fiji 6.875% 9/13/11		715,000	670,313
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,225,000	2,217,188
Republic of Serbia 3.75% 11/1/24 (f)(h)		5,430,000	5,002,388
Russian Federation:
7.5% 3/31/30 (Reg. S)		15,697,920	16,031,501
12.75% 6/24/28 (Reg. S)		1,800,000	2,691,000
Turkish Republic:
6.75% 4/3/18		1,520,000	1,567,576
6.875% 3/17/36		3,285,000	3,141,446
7% 9/26/16		965,000	1,019,330
7.25% 3/5/38		1,350,000	1,336,500
7.375% 2/5/25		4,890,000	5,146,725
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		1,910,000	1,809,725
Ukraine Government:
6.385% 6/26/12 (h)		2,115,000	1,940,513
6.75% 11/14/17 (h)		3,665,000	3,014,463
United Mexican States:
7.5% 4/8/33		425,000	477,615
8.3% 8/15/31		420,000	511,350
Uruguay Republic 8% 11/18/22		2,106,902	2,264,920
Venezuelan Republic:
1.505% 4/20/11 (Reg. S) (o)		6,355,000	5,687,725
5.375% 8/7/10 (Reg. S)		1,275,000	1,236,750
7% 3/31/38		630,000	333,900
8.5% 10/8/14		2,690,000	2,273,050
9% 5/7/23 (Reg. S)		4,450,000	3,146,150
9.25% 9/15/27		3,375,000	2,480,625
9.375% 1/13/34		1,160,000	800,400
10.75% 9/19/13		7,830,000	7,458,075
13.625% 8/15/18		3,938,000	3,632,805
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Vietnamese Socialist Republic:
4% 3/12/28 (f)		$ 2,425,000	$ 1,770,250
6.875% 1/15/16 (h)		655,000	668,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $168,000,717)			169,526,256
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $217,134)		242,000	246,560
Convertible Preferred Stocks - 0.0%
	Shares
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,181,886
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,326,273)		1,181,886
Floating Rate Loans - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.217% 12/27/14 (o)	$ 4,047,914	3,015,696
Tranche C, term loan 2.2161% 12/27/15 (o)	2,470,791	1,828,385
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.04% 4/30/14 (o)	1,445,000	1,333,013
		6,177,094
Automobiles - 0.1%
Ford Motor Co. term loan 3.495% 12/15/13 (o)	7,870,296	6,807,806
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.85% 7/24/14 (o)	1,773,396	1,525,121
Tranche DD, term loan 2.79% 7/24/14 (o)	211,019	181,476
		1,706,597
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.5038% 1/28/15 (o)	$ 950,000	$ 767,125
Tranche B3, term loan 3.5056% 1/28/15 (o)	1,165,000	937,825
Las Vegas Sands LLC:
term loan 2.09% 5/23/14 (o)	776,549	597,943
Tranche B, term loan 2.09% 5/23/14 (o)	3,780,031	2,910,624
		5,213,517
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (o)	4,058,548	3,744,011
Newsday LLC term loan 9.75% 8/1/13	2,870,000	2,920,225
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (o)	38,830	31,646
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (o)	3,845,000	3,008,713
Zuffa LLC term loan 2.375% 6/19/15 (o)	4,601,298	4,118,162
		13,822,757
Specialty Retail - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (o)	2,555,293	2,248,658
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 4.2538% 3/5/14 (o)	165,000	160,875
Levi Strauss & Co. term loan 2.5225% 4/4/14 (o)	790,000	711,000
		871,875
TOTAL CONSUMER DISCRETIONARY		36,848,304
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.535% 4/10/14 (o)	4,669,547	4,120,876
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5256% 4/30/14 (o)	4,214,824	3,287,563
Northwest Airlines, Inc. term loan 2.28% 12/31/10 (o)	1,326,327	1,273,273
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (o)	2,736,135	1,744,286
		6,305,122
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.0225% 5/4/15 pay-in-kind (o)	$ 1,705,000	$ 1,415,150
TOTAL INDUSTRIALS		7,720,272
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (o)	622,630	563,480
Tranche B-A, term loan 2.6961% 10/1/14 (o)	2,458,781	2,225,197
Tranche B-B, term loan 2.8469% 10/1/12 (o)	3,094,253	2,869,920
		5,658,597
IT Services - 0.0%
First Data Corp.:
Tranche B1, term loan 3.0171% 9/24/14 (o)	915,000	761,738
Tranche B2, term loan 3.02% 9/24/14 (o)	845,000	703,463
Tranche B3, term loan 3.0171% 9/24/14 (o)	2,865,000	2,385,113
		3,850,314
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 2.0306% 12/1/13 (o)	2,210,000	1,646,450
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 2.5975% 6/11/14 (o)	3,328,052	3,103,408
TOTAL INFORMATION TECHNOLOGY		14,258,769
MATERIALS - 0.0%
Chemicals - 0.0%
Chemtura Corp. term loan 10.5% 3/19/10 (o)	3,970,000	4,049,400
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings Ltd. term loan 3.2756% 2/1/14 (o)	2,425,000	2,112,781
Floating Rate Loans - continued
	Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.7757% 10/10/14 (o)	$ 950,000	$ 719,625
Tranche B3, term loan 3.7757% 10/10/14 (o)	2,466,842	1,859,382
		2,579,007
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2875% 3/30/12 (o)	408,969	368,072
term loan 3.5975% 3/30/14 (o)	2,139,218	1,925,296
		2,293,368
TOTAL UTILITIES		4,872,375
TOTAL FLOATING RATE LOANS (Cost $68,300,462)		73,982,777
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 2.25% 12/14/19 (o) (Cost $1,004,284)	1,443,501	1,111,496
Bank Notes - 0.0%

National City Bank, Cleveland 0.7675% 3/1/13 (o) (Cost $800,423)	978,000	875,948
Fixed-Income Funds - 24.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	7,962,431	808,744,111
Fidelity Floating Rate Central Fund (p)	6,536,673	578,953,113
Fidelity Mortgage Backed Securities Central Fund (p)	14,800,559	1,508,325,013
TOTAL FIXED-INCOME FUNDS (Cost $2,833,629,941)		2,896,022,237
Preferred Securities - 0.1%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,440,000	$ 4,487,481
Net Servicos de Comunicacao SA 9.25% (h)	2,918,000	2,928,229
		7,415,710
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,008,000	3,921,741
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	1,052,000	597,803
MUFG Capital Finance 1 Ltd. 6.346% (o)	4,028,000	3,725,201
		4,323,004
TOTAL PREFERRED SECURITIES (Cost $14,169,819)		15,660,455
Cash Equivalents - 6.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09:
(Collateralized by U.S. Treasury Obligations) #	$ 662,451,688	662,448,000
(Collateralized by U.S. Treasury Obligations) #	7,481,041	7,481,000
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (b)	152,477,889	152,477,000
TOTAL CASH EQUIVALENTS (Cost $822,406,000)		822,406,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $12,270,466,676)		12,589,259,753
NET OTHER ASSETS - (5.2)%		(619,012,215)
NET ASSETS - 100%		$ 11,970,247,538
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)

	Sept. 2034	$ 39,167	$ (37,027)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (n)	Sept. 2037	3,932,746	(3,834,427)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (n)	Sept. 2037	4,522,658	(4,409,591)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (n)	Sept. 2037	2,752,922	(2,684,099)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (n)	Sept. 2037	7,078,942	(6,901,969)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (n)	Sept. 2037	2,556,285	(2,492,378)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc.
Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)

	August 2034	$ 30,779	$ (22,520)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (m)	Oct. 2034	36,773	(26,266)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (m)	March 2034	8,248	(1,154)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)	Feb. 2034	787	(723)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (m)	April 2032	11,800	(6,506)
TOTAL CREDIT DEFAULT SWAPS		$ 20,971,107	$ (20,416,660)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 36,623
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	134,044
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront payment ($79,955))	July 2014	1,135,000	120,023
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	14,996,414
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,108,718
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,493,940
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,618,268
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	6,582,608
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	10,618,930
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,520,250
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,746,074
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 25,000,000	$ 2,806,923
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	5,061,560
TOTAL INTEREST RATE SWAPS		$ 919,929,000	$ 70,844,375
		$ 940,900,107	$ 50,427,715
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $872,073,392 or 7.3% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,269,280 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,488,885.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,727 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$662,448,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 113,907,656
Banc of America Securities LLC	56,715,763
Bank of America, NA	141,789,408
Deutsche Bank Securities, Inc.	62,387,340
ING Financial Markets LLC	18,247,957
J.P. Morgan Securities, Inc.	113,431,527
Mizuho Securities USA, Inc.	56,715,763
Morgan Stanley & Co., Inc.	28,357,882
Societe Generale, New York Branch	70,894,704
$ 662,448,000
$7,481,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 2,902,240
Barclays Capital, Inc.	3,652,513
Deutsche Bank Securities, Inc.	926,247
$ 7,481,000
$152,477,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 152,477,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 5,484,652
Fidelity Commercial Mortgage-Backed Securities Central Fund	20,606,840
Fidelity Corporate Bond 1-10 Year Central Fund	71,469,040
Fidelity Floating Rate Central Fund	25,297,655
Fidelity Mortgage Backed Securities Central Fund	85,655,251
Fidelity Ultra-Short Central Fund	4,349,644
Total	$ 212,863,082
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,991,380	$ 4,148,681	$ 267,091,219*	$ -	0.0%
Fidelity Commercial Mortgage Backed Securities Central Fund	658,434,817	16,728,421	555,096,527*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,816,743,999	49,222,593	1,029,134,976*	808,744,111	28.6%
Fidelity Floating Rate Central Fund	408,626,297	151,340,041	-	578,953,113	20.1%
Fidelity Mortgage Backed Securities Central Fund	2,138,641,000	161,026,129	851,012,714	1,508,325,013	19.4%
Fidelity Ultra-Short Central Fund	599,904,422	-	504,601,608*	-	0.0%
Total	$ 5,906,341,915	$ 382,465,865	$ 3,206,937,044	$ 2,896,022,237
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 1,181,886	$ -	$ 1,181,886	$ -
Asset-Backed Securities	240,669,499	-	212,680,747	27,988,752
Bank Notes	875,948	-	875,948	-
Cash Equivalents	822,406,000	-	822,406,000	-
Collateralized Mortgage Obligations	273,533,771	-	263,819,927	9,713,844
Commercial Mortgage Securities	724,435,418	-	663,747,314	60,688,104
Corporate Bonds	3,356,947,773	-	3,356,640,801	306,972
Fixed-Income Funds	2,896,022,237	2,896,022,237	-	-
Floating Rate Loans	73,982,777	-	73,982,777	-
Foreign Government and Government Agency Obligations	169,526,256	-	169,526,256	-
Municipal Securities	19,263,233	-	19,263,233	-
Preferred Securities	15,660,455	-	15,660,455	-
Sovereign Loan Participations	1,111,496	-	1,111,496	-
Supranational Obligations	246,560	-	246,560	-
U.S. Government Agency - Mortgage Securities	1,488,513,966	-	1,488,513,966	-
U.S. Government and Government Agency Obligations	2,504,882,478	-	2,504,882,478	-
Total Investments in Securities:	$ 12,589,259,753	$ 2,896,022,237	$ 9,594,539,844	$ 98,697,672
Derivative Instruments:
Assets
Swap Agreements	$ 70,844,375	$ -	$ 70,844,375	$ -
Liabilities
Swap Agreements	$ (20,416,660)	$ -	$ (20,371,250)	$ (45,410)
Total Derivative Instruments:	$ 50,427,715	$ -	$ 50,473,125	$ (45,410)
Other Financial Instruments:
Forward Commitments	$ (1,661,972)	$ -	$ (1,661,972)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,663,788
Total Realized Gain (Loss)	(662,758)
Total Unrealized Gain (Loss)	(11,022,804)
Cost of Purchases	100,015,146
Proceeds of Sales	(11,437,699)
Amortization/Accretion	(4,011,050)
Transfers in/out of Level 3	22,153,049
Ending Balance	$ 98,697,672
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (15,952,208)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (3,526,344)
Total Unrealized Gain (loss)	3,478,914
Transfers in/out of Level 3	2,020
Ending Balance	$ (45,410)
Realized gain (loss) on Swap Agreements for the period	$ (3,729,333)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 45,805

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (20,416,660)
Interest Rate Risk
Swap Agreements (a)	70,844,375	-
Total Value of Derivatives	$ 70,844,375	$ (20,416,660)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $93,866,210 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $179,587,761 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $149,180,568 and repurchase agreements of $822,406,000) - See accompanying schedule: Unaffiliated issuers (cost $9,436,836,735)	$ 9,693,237,516
Fidelity Central Funds (cost $2,833,629,941)	2,896,022,237
Total Investments (cost $12,270,466,676)		$ 12,589,259,753
Commitment to sell securities on a delayed delivery basis	(271,792,558)
Receivable for securities sold on a delayed delivery basis	270,130,586	(1,661,972)
Receivable for investments sold
Regular delivery		52,713,641
Delayed delivery		302,094
Cash		5,337,843
Receivable for swap agreements		2,779
Receivable for fund shares sold		25,093,285
Interest receivable		84,058,538
Distributions receivable from Fidelity Central Funds		11,654,259
Unrealized appreciation on swap agreements		70,844,375
Other receivables		66,101
Total assets		12,837,670,696

Liabilities
Payable for investments purchased Regular delivery	$ 248,597,181
Delayed delivery	434,896,899
Payable for swap agreements	288,957
Payable for fund shares redeemed	4,925,358
Distributions payable	1,056,076
Unrealized depreciation on swap agreements	20,416,660
Accrued management fee	3,123,002
Distribution fees payable	82,584
Other affiliated payables	1,357,377
Other payables and accrued expenses	201,564
Collateral on securities loaned, at value	152,477,500
Total liabilities		867,423,158

Net Assets		$ 11,970,247,538
Net Assets consist of:
Paid in capital		$ 12,054,601,659
Undistributed net investment income		60,445,769
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(514,594,230)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		369,794,340
Net Assets		$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,998,124 ÷ 10,508,935 shares)	$ 10.28

Maximum offering price per share (100/96.00 of $10.28)	$ 10.71
Class T: Net Asset Value and redemption price per share ($48,090,018 ÷ 4,683,970 shares)	$ 10.27

Maximum offering price per share (100/96.00 of $10.27)	$ 10.70
Class B: Net Asset Value and offering price per share ($9,053,577 ÷ 880,746 shares)A	$ 10.28

Class C: Net Asset Value and offering price per share ($55,957,881 ÷ 5,445,286 shares)A	$ 10.28

Total Bond: Net Asset Value, offering price and redemption price per share ($10,863,828,278 ÷ 1,057,231,921 shares)	$ 10.28

Class F: Net Asset Value, offering price and redemption price per share ($329,015 ÷ 32,022 shares)	$ 10.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($884,990,645 ÷ 86,225,445 shares)	$ 10.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2009

Investment Income
Dividends		$ 1,790,098
Interest		384,864,258
Income from Fidelity Central Funds		212,863,082
Total income		599,517,438

Expenses
Management fee	$ 32,073,749
Transfer agent fees	10,846,434
Distribution fees	754,200
Fund wide operations fee	3,032,583
Independent trustees' compensation	35,644
Miscellaneous	216,528
Total expenses before reductions	46,959,138
Expense reductions	(171,390)	46,787,748
Net investment income		552,729,690
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,333,159
Fidelity Central Funds	(570,562,102)
Foreign currency transactions	(1,558)
Swap agreements	39,230,099
Total net realized gain (loss)		(524,000,402)
Change in net unrealized appreciation (depreciation) on: Investment securities	712,539,712
Assets and liabilities in foreign currencies	(185)
Swap agreements	39,414,561
Delayed delivery commitments	(1,603,030)
Total change in net unrealized appreciation (depreciation)		750,351,058
Net gain (loss)		226,350,656
Net increase (decrease) in net assets resulting from operations		$ 779,080,346

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 552,729,690	$ 518,414,707
Net realized gain (loss)	(524,000,402)	95,293,460
Change in net unrealized appreciation (depreciation)	750,351,058	(332,114,221)
Net increase (decrease) in net assets resulting from operations	779,080,346	281,593,946
Distributions to shareholders from net investment income	(503,411,775)	(501,867,517)
Distributions to shareholders from net realized gain	(71,517,925)	(24,508,784)
Total distributions	(574,929,700)	(526,376,301)
Share transactions - net increase (decrease)	684,114,730	4,412,741,476
Total increase (decrease) in net assets	888,265,376	4,167,959,121

Net Assets
Beginning of period	11,081,982,162	6,914,023,041
End of period (including undistributed net investment income of $60,445,769 and undistributed net investment income of $8,813,868, respectively)	$ 11,970,247,538	$ 11,081,982,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment incomeE	.494	.488	.508	.043	.476	.387
Net realized and unrealized gain (loss)	.231	(.189)	(.141)	.105	(.294) H	.183
Total from investment operations	.725	.299	.367	.148	.182	.570
Distributions from net investment income	(.447)	(.474)	(.470)	(.038)	(.432)	(.370)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.515)	(.499)	(.487)	(.038)	(.472)	(.460)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.79%	2.93%	3.57%	1.44%	1.78%	5.52%
Ratios to Average Net Assets F,J
Expenses before reductions	.80%	.80%	.77%	.73% A	.79%	.96%
Expenses net of fee waivers, if any	.80%	.80%	.77%	.73% A	.79%	.80%
Expenses net of all reductions	.80%	.80%	.77%	.73% A	.79%	.80%
Net investment income	5.17%	4.77%	4.93%	4.98% A	4.61%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Income from Investment Operations
Net investment incomeE	.488	.489	.508	.042	.466	.377
Net realized and unrealized gain (loss)	.233	(.191)	(.143)	.105	(.296) H	.173
Total from investment operations	.721	.298	.365	.147	.170	.550
Distributions from net investment income	(.443)	(.473)	(.468)	(.037)	(.420)	(.360)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.511)	(.498)	(.485)	(.037)	(.460)	(.450)
Net asset value, end of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Total Return B,C,D	7.74%	2.92%	3.55%	1.43%	1.66%	5.33%
Ratios to Average Net Assets F,J
Expenses before reductions	.85%	.81%	.78%	.87% A	.91%	1.13%
Expenses net of fee waivers, if any	.85%	.81%	.78%	.87% A	.90%	.90%
Expenses net of all reductions	.85%	.80%	.78%	.87% A	.90%	.90%
Net investment income	5.12%	4.76%	4.92%	4.84% A	4.50%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.423	.413	.432	.037	.399	.309
Net realized and unrealized gain (loss)	.233	(.190)	(.145)	.104	(.296) H	.182
Total from investment operations	.656	.223	.287	.141	.103	.491
Distributions from net investment income	(.378)	(.398)	(.390)	(.031)	(.353)	(.291)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.446)	(.423)	(.407)	(.031)	(.393)	(.381)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.01%	2.17%	2.77%	1.38%	1.01%	4.74%
Ratios to Average Net Assets F,J
Expenses before reductions	1.53%	1.54%	1.53%	1.51% A	1.59%	1.75%
Expenses net of fee waivers, if any	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Expenses net of all reductions	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Net investment income	4.44%	4.03%	4.17%	4.22% A	3.85%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.425	.413	.429	.036	.389	.299
Net realized and unrealized gain (loss)	.232	(.189)	(.145)	.105	(.293) H	.181
Total from investment operations	.657	.224	.284	.141	.096	.480
Distributions from net investment income	(.379)	(.399)	(.387)	(.031)	(.346)	(.280)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.447)	(.424)	(.404)	(.031)	(.386)	(.370)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.02%	2.18%	2.75%	1.37%	.94%	4.63%
Ratios to Average Net Assets F,J
Expenses before reductions	1.52%	1.53%	1.55%	1.60% A	1.62%	1.74%
Expenses net of fee waivers, if any	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Expenses net of all reductions	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Net investment income	4.45%	4.03%	4.15%	4.13% A	3.78%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,

2009

2008

2007

2006 H

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.527	.524	.543	.046	.506	.411
Net realized and unrealized gain (loss)	.232	(.189)	(.143)	.105	(.290) G	.182
Total from investment operations	.759	.335	.400	.151	.216	.593
Distributions from net investment income	(.481)	(.510)	(.503)	(.041)	(.466)	(.393)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.549)	(.535)	(.520)	(.041)	(.506)	(.483)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C	8.17%	3.29%	3.89%	1.46%	2.11%	5.75%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.45%	.45%	.45% A	.45%	.64%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.45%	.61%
Expenses net of all reductions	.45%	.45%	.45%	.45% A	.45%	.61%
Net investment income	5.52%	5.12%	5.25%	5.26% A	4.95%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225
Portfolio turnover rate F	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Year ended August 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.89
Income from Investment Operations
Net investment income D	.100
Net realized and unrealized gain (loss)	.359
Total from investment operations	.459
Distributions from net investment income	(.079)
Net asset value, end of period	$ 10.27
Total Return B,C	4.64%
Ratios to Average Net Assets E,H
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 329
Portfolio turnover rate F	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 H

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.518	.516	.527	.045	.493	.410
Net realized and unrealized gain (loss)	.224	(.186)	(.134)	.105	(.294) G	.182
Total from investment operations	.742	.330	.393	.150	.199	.592
Distributions from net investment income	(.474)	(.505)	(.496)	(.040)	(.459)	(.392)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.542)	(.530)	(.513)	(.040)	(.499)	(.482)
Net asset value, end of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Total Return B,C	7.99%	3.24%	3.83%	1.46%	1.95%	5.74%
Ratios to Average Net Assets E,I
Expenses before reductions	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of fee waivers, if any	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of all reductions	.53%	.51%	.49%	.54% A	.56%	.61%
Net investment income	5.45%	5.06%	5.21%	5.16% A	4.84%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114
Portfolio turnover rate F	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on June 26, 2009. The Fund offers Class A, Class T, Class B, Class C, Total Bond, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 409,909,965
Unrealized depreciation	(274,645,572)
Net unrealized appreciation (depreciation)	$ 135,264,393

Undistributed ordinary income	$ 53,858,059
Capital loss carryforward	$ (93,866,210)

Cost for federal income tax purposes	$ 12,453,995,360

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 574,929,700	$ 521,474,544
Long-term Capital Gains	-	4,901,757
Total	$ 574,929,700	$ 526,376,301

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Annual Report

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors,

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $20,971,107 representing .18% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(20,416,660). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $10,488,885. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $10,482,222 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below

Annual Report

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (12,866,343)	$ 9,724,297
Interest Rate Risk
Swap Agreements	52,096,442	29,690,264
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 39,230,099	$ 39,414,561

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $39,230,099 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $39,414,561 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $2,127,349,029 and $2,708,644,992, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 206,573	$ 13,873
Class T	0%	.25%	101,105	1,636
Class B	.65%	.25%	75,509	54,592
Class C	.75%	.25%	371,013	76,285
			$ 754,200	$ 146,386

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,808
Class T	4,757
Class B*	42,910
Class C*	7,798
$ 88,273

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class F. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 163,866.20
Class T	101,206.25
Class B	23,463.28
Class C	62,409.17
Total Bond	9,043,406.10
Institutional Class	1,452,084.18
	$ 10,846,434

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Other Affiliated Transaction.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date.

Annual Report

Notes to Financial Statements - continued

8. Other Affiliated Transaction - continued

Other Affiliated Transactions - continued

As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 301,876,510	4,827,993
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 450,179,305	6,245,706
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,145,174	1,493,890

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

On February 20, 2009, the Fund redeemed in-kind 9,773,856 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $879,717,481 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $45,943 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Annual Report

10. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $371,839.

11. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $150,854. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 20,536

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009 A	2008
From net investment income
Class A	$ 3,847,702	$ 3,361,032
Class T	1,872,372	2,139,983
Class B	334,350	357,685
Class C	1,445,182	975,717
Total Bond	454,620,480	451,129,055
Class F	2,418	-
Institutional Class	41,289,271	43,904,045
Total	$ 503,411,775	$ 501,867,517

Annual Report

Notes to Financial Statements - continued

12. Distributions to Shareholders - continued

Years ended August 31,	2009 A	2008
From net realized gain
Class A	$ 551,756	$ 158,977
Class T	276,592	118,778
Class B	67,464	17,979
Class C	216,528	58,576
Total Bond	64,472,390	22,110,637
Institutional Class	5,933,195	2,043,837
Total	$ 71,517,925	$ 24,508,784

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009 A	2008	2009 A	2008
Class A
Shares sold	5,984,791	5,588,201	$ 57,444,987	$ 57,565,572
Reinvestment of distributions	406,888	305,321	3,861,183	3,130,894
Shares redeemed	(3,902,315)	(2,555,919)	(36,894,839)	(26,109,819)
Net increase (decrease)	2,489,364	3,337,603	$ 24,411,331	$ 34,586,647
Class T
Shares sold	2,362,273	2,804,342	$ 22,525,326	$ 28,824,011
Reinvestment of distributions	212,303	209,490	2,007,899	2,149,894
Shares redeemed	(1,724,975)	(3,292,088)	(16,315,286)	(33,740,425)
Net increase (decrease)	849,601	(278,256)	$ 8,217,939	$ (2,766,520)
Class B
Shares sold	554,201	792,814	$ 5,314,152	$ 8,188,014
Reinvestment of distributions	28,612	25,155	270,597	258,101
Shares redeemed	(659,643)	(449,829)	(6,193,443)	(4,577,167)
Net increase (decrease)	(76,830)	368,140	$ (608,694)	$ 3,868,948
Class C
Shares sold	4,153,350	1,925,088	$ 39,736,399	$ 19,771,131
Reinvestment of distributions	152,104	87,624	1,446,118	898,560
Shares redeemed	(1,718,977)	(993,539)	(16,256,813)	(10,165,574)
Net increase (decrease)	2,586,477	1,019,173	$ 24,925,704	$ 10,504,117

Annual Report

13. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2009 A	2008	2009 A	2008
Total Bond
Shares sold	373,151,213	547,722,071	$ 3,605,197,725	$ 5,645,252,478
Reinvestment of distributions	53,605,881	45,012,353	507,857,810	461,616,494
Shares redeemed	(360,364,229)	(230,103,358)	(3,408,960,293)	(2,368,082,060)
Net increase (decrease)	66,392,865	362,631,066	$ 704,095,242	$ 3,738,786,912
Class F
Shares sold	33,569	-	$ 332,941	$ -
Reinvestment of distributions	236	-	2,418	-
Shares redeemed	(1,783)	-	(18,285)	-
Net increase (decrease)	32,022	-	$ 317,074	$ -
Institutional Class
Shares sold	13,719,215	78,780,201	$ 128,522,571	$ 814,530,864
Reinvestment of distributions	4,940,454	4,451,142	46,673,580	45,563,586
Shares redeemed	(26,671,015)	(22,980,579)	(252,440,017)	(232,333,078)
Net increase (decrease)	(8,011,346)	60,250,764	$ (77,243,866)	$ 627,761,372

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-
2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 1.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $403,612,312 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATB-UANN-1009
1.804574.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Total Bond

Fund - Institutional Class

Annual Report

August 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity Total Bond Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Life of fundA
Institutional Class B	7.99%	4.41%	5.06%

A From October 15, 2002.

B The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Total Bond Fund - Institutional Class on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor Total Bond Fund: The fund's Class A, Class T, Class B and Class C shares gained 7.79%, 7.74%, 7.01% and 7.02%, respectively (excluding sales charges), roughly in line with the Barclays Capital U.S. Universal Bond Index, which rose 7.38%, and the Aggregate Bond index. In reviewing performance, I'll discuss the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. Sector selection drove results versus the Aggregate Bond index. Specifically, the fund was helped by overweighting corporate bonds and securitized products, while underweighting U.S. government securities - particularly Treasuries. These sector decisions, coupled with favorable security selection overall, helped to offset out-of-index allocations to high-yield and emerging-markets debt. That said, we saw strong excess returns in the emerging-markets subportfolio. All spread sectors benefited in the second half from a massive flight to riskier assets. Corporates in particular had a strong showing, with the fund's industrials and utilities holdings showing big gains. Elsewhere, I increased our overweighting in financials, a move that also contributed. High-yield and emerging-markets bonds were helped by similar forces in the second half, although their recent rally wasn't enough to overcome what they lost relative to investment-grade debt early on in the period. I added to our high-yield stake beginning in late 2008, which was a plus for the fund since that time. However, security selection in the sector limited our upside a bit. An out-of-index stake in Treasury Inflation-Protected Securities also detracted. In terms of the fund's structure, I significantly reduced our central fund exposure, while still maintaining many of the same securities via direct holdings.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity Advisor Total Bond Fund: The fund's Institutional Class shares gained 7.99%, outpacing the Barclays Capital U.S. Universal Bond Index, which rose 7.38%, and the Aggregate Bond index. In reviewing performance, I'll discuss the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. Sector selection drove results versus the Aggregate Bond index. Specifically, the fund was helped by overweighting corporate bonds and securitized products, while underweighting U.S. government securities - particularly Treasuries. These sector decisions, coupled with favorable security selection overall, helped to offset out-of-index allocations to high-yield and emerging-markets debt. That said, we saw strong excess returns in the emerging-markets subportfolio. All spread sectors benefited in the second half from a massive flight to riskier assets. Corporates in particular had a strong showing, with the fund's industrials and utilities holdings showing big gains. Elsewhere, I increased our overweighting in financials, a move that also contributed. High-yield and emerging-markets bonds were helped by similar forces in the second half, although their recent rally wasn't enough to overcome what they lost relative to investment-grade debt early on in the period. I added to our high-yield stake beginning in late 2008, which was a plus for the fund since that time. However, security selection in the sector limited our upside a bit. An out-of-index stake in Treasury Inflation-Protected Securities also detracted. In terms of the fund's structure, I significantly reduced our central fund exposure, while still maintaining many of the same securities via direct holdings.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009) for Class A, Class T, Class B, Class C, Total Bond and Institutional Class and for the entire period (June 26, 2009 to August 31, 2009) for Class F. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for the one-half year period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2009	Expenses Paid During Period
Class A	.79%
Actual		$ 1,000.00	$ 1,140.70	$ 4.26 B
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02 C
Class T	.84%
Actual		$ 1,000.00	$ 1,140.60	$ 4.53 B
Hypothetical A		$ 1,000.00	$ 1,020.97	$ 4.28 C
Class B	1.52%
Actual		$ 1,000.00	$ 1,136.60	$ 8.19 B
Hypothetical A		$ 1,000.00	$ 1,017.54	$ 7.73 C
Class C	1.50%
Actual		$ 1,000.00	$ 1,136.70	$ 8.08 B
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63 C
Total Bond	.45%
Actual		$ 1,000.00	$ 1,142.60	$ 2.43 B
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29 C
Class F	.35%
Actual		$ 1,000.00	$ 1,046.40	$ .66 B
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79 C
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,141.30	$ 2.81 B
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Class A, Class T, Class B, Class C, Total Bond and Institutional Class and multiplied by 67/365 (to reflect the period June 26, 2009 to August 31, 2009) for Class F. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations†† 49.8%	U.S. Government and U.S. Government Agency Obligations 51.7%
AAA 6.8%	AAA 9.5%
AA 3.2%	AA 4.1%
A 10.1%	A 10.9%
BBB 15.3%	BBB 16.3%
BB and Below 15.3%	BB and Below 13.9%
Not Rated 0.7%	Not Rated 1.3%
Short-Term Investments and Net Other Assets† (1.2)%	Short-Term Investments and Net Other Assets† (7.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	5.5	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	3.7	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*	As of February 28, 2009**
Corporate Bonds 34.8%	Corporate Bonds 36.7%
U.S. Government and U.S. Government Agency Obligations†† 49.8%	U.S. Government and U.S. Government Agency Obligations 51.7%
Asset-Backed Securities 2.0%	Asset-Backed Securities 3.3%
CMOs and Other Mortgage Related Securities 7.9%	CMOs and Other Mortgage Related Securities 9.4%
Municipal Bonds 0.2%	Municipal Bonds 0.4%
Other Investments 6.5%	Other Investments 6.2%
Short-Term Investments and Net Other Assets† (1.2)%	Short-Term Investments and Net Other Assets† (7.7)%

* Foreign investments	9.0%	** Foreign investments	9.0%
* Futures and Swaps	8.8%	** Futures and Swaps	12.2%

† Short-term Investments and Net Other Assets are not included in the pie chart.

†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Corporate Bonds - 28.1%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 2,086,000	$ 1,635,007
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Ventas, Inc. 3.875% 11/15/11 (h)		1,140,000	1,190,650
Vornado Realty Trust 2.85% 4/1/27		510,000	465,406
			1,656,056
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	263,185
TOTAL FINANCIALS			1,919,241
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
General Cable Corp. 1% 10/15/12		2,580,000	2,168,748
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,841,800	2,273,355
TOTAL CONVERTIBLE BONDS			7,996,351
Nonconvertible Bonds - 28.0%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.1%
Affinia Group, Inc. 10.75% 8/15/16 (h)		330,000	339,900
ArvinMeritor, Inc. 8.125% 9/15/15		3,250,000	2,437,500
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,866,783
5.875% 3/15/11		2,077,000	2,161,540
RSC Equipment Rental, Inc. 10% 7/15/17 (h)		1,170,000	1,240,200
Tenneco, Inc. 8.625% 11/15/14		1,750,000	1,531,250
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		2,120,000	2,268,400
TRW Automotive, Inc. 7% 3/15/14 (h)		900,000	783,000
			16,628,573
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29		1,465,000	981,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co.: - continued
6.625% 10/1/28		$ 2,475,000	$ 1,683,000
7.45% 7/16/31		2,200,000	1,683,000
			4,347,550
Diversified Consumer Services - 0.0%
Affinion Group, Inc.:
10.125% 10/15/13 (h)		1,070,000	1,061,975
11.5% 10/15/15		1,005,000	964,800
Service Corp. International 7.5% 4/1/27		1,935,000	1,635,075
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)		970,000	853,600
Trustees of Dartmouth College 4.75% 6/1/19		1,000	1,036
			4,516,486
Hotels, Restaurants & Leisure - 0.6%
Ameristar Casinos, Inc. 9.25% 6/1/14 (h)		2,020,000	2,060,400
Carrols Corp. 9% 1/15/13		85,000	82,663
Chukchansi Economic Development Authority 8% 11/15/13 (h)		565,000	452,000
Harrah's Escrow Corp. 11.25% 6/1/17 (h)		2,635,000	2,687,700
Host Marriott LP:
6.375% 3/15/15		250,000	230,000
7.125% 11/1/13		5,360,000	5,199,200
ITT Corp. 7.375% 11/15/15		1,130,000	1,076,325
Landry's Restaurants, Inc. 14% 8/15/11		1,800,000	1,795,500
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (h)		4,330,000	909,300
McDonald's Corp. 5.35% 3/1/18		2,339,000	2,512,219
MGM Mirage, Inc.:
8.375% 2/1/11		645,000	541,800
8.5% 9/15/10		735,000	712,950
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		4,175,000	3,423,500
6.875% 2/15/15		210,000	144,900
7.125% 8/15/14		1,350,000	945,000
Park Place Entertainment Corp. 7.875% 3/15/10		480,000	465,600
Penn National Gaming, Inc. 8.75% 8/15/19 (h)		2,695,000	2,695,000
Pinnacle Entertainment, Inc. 8.625% 8/1/17 (h)		2,520,000	2,494,800
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	365,025
11.875% 7/15/15		1,450,000	1,479,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13		$ 3,000,000	$ 2,662,500
7.25% 6/15/16		4,285,000	3,492,275
7.5% 10/15/27		2,025,000	1,420,031
Scientific Games Corp.:
7.875% 6/15/16 (h)		2,145,000	2,043,113
9.25% 6/15/19 (h)		1,845,000	1,863,450
Seminole Hard Rock Entertainment, Inc. 3.1294% 3/15/14 (h)(o)		3,010,000	2,287,600
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		945,000	888,300
7.25% 5/1/12		1,760,000	1,654,400
Snoqualmie Entertainment Authority:
4.68% 2/1/14 (h)(o)		140,000	68,600
9.125% 2/1/15 (h)		1,100,000	605,000
Speedway Motorsports, Inc. 8.75% 6/1/16 (h)		1,855,000	1,887,463
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13		1,200,000	1,131,000
7.875% 5/1/12		2,095,000	2,105,475
7.875% 10/15/14		2,635,000	2,621,825
Times Square Hotel Trust 8.528% 8/1/26 (h)		108,352	99,207
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,112,300
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		480,000	478,800
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	2,737,625
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (h)		3,465,000	3,568,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		4,685,000	4,312,075
			67,312,871
Household Durables - 0.3%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	1,082,250
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,314,997
5.875% 1/15/36		13,274,000	11,099,639
6.375% 6/15/14		6,250,000	6,387,050
KB Home 5.875% 1/15/15		720,000	669,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. 12.25% 6/1/17 (h)		$ 2,145,000	$ 2,477,475
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)		3,055,000	3,039,725
Ryland Group, Inc. 8.4% 5/15/17		1,855,000	1,873,550
Sealy Mattress Co. 8.25% 6/15/14		1,090,000	956,475
			31,900,761
Media - 2.0%
AMC Entertainment, Inc. 8.75% 6/1/19		2,740,000	2,712,600
AOL Time Warner, Inc.:
6.75% 4/15/11		1,882,000	2,000,782
6.875% 5/1/12		2,441,000	2,669,524
7.625% 4/15/31		500,000	549,083
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		1,795,000	1,934,113
Charter Communications Holdings I LLC:
9.92% 4/1/14 (c)		1,495,000	13,081
11.125% 1/15/14 (c)		505,000	4,419
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (c)		5,490,000	768,600
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (c)		3,865,000	4,294,981
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (h)(o)		3,865,000	3,903,650
10.375% 4/30/14 (h)(o)		2,220,000	2,247,750
12.875% 9/15/14 (h)		890,000	965,650
Clear Channel Communications, Inc.:
4.5% 1/15/10		1,060,000	935,450
7.65% 9/15/10		710,000	532,500
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	543,423
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,905,774
5.5% 3/15/11		382,000	400,901
5.7% 5/15/18		11,968,000	12,637,753
5.85% 1/15/10		61,000	62,104
6.45% 3/15/37		8,838,000	9,427,618
6.55% 7/1/39		9,000,000	9,743,382
COX Communications, Inc.:
4.625% 1/15/10		2,141,000	2,164,808
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc.: - continued
4.625% 6/1/13		$ 4,467,000	$ 4,603,503
6.25% 6/1/18 (h)		1,055,000	1,122,791
6.45% 12/1/36 (h)		913,000	936,639
6.95% 6/1/38 (h)		452,000	493,932
CSC Holdings, Inc.:
6.75% 4/15/12		3,945,000	3,964,725
8.5% 4/15/14 (h)		2,105,000	2,141,838
8.5% 6/15/15 (h)		2,340,000	2,363,400
8.625% 2/15/19 (h)		4,030,000	4,090,450
EchoStar Communications Corp.:
6.375% 10/1/11		4,340,000	4,345,425
7% 10/1/13		6,765,000	6,629,700
7.125% 2/1/16		1,345,000	1,291,200
7.75% 5/31/15		1,810,000	1,782,850
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	1,208,475
10% 7/15/17 (h)		1,130,000	1,180,850
Kabel Deutschland GmbH 10.625% 7/1/14		4,825,000	5,018,000
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	468,125
6.625% 8/15/15		1,030,000	921,850
9.75% 4/1/14 (h)		1,830,000	1,939,800
Liberty Media Corp.:
5.7% 5/15/13		1,415,000	1,344,250
8.25% 2/1/30		245,000	186,200
Marquee Holdings, Inc. 12% 8/15/14 (f)		2,965,000	2,453,538
News America Holdings, Inc. 7.75% 12/1/45		170,000	178,040
News America, Inc.:
4.75% 3/15/10		244,000	244,928
5.3% 12/15/14		876,000	939,063
6.15% 3/1/37		2,970,000	2,868,910
6.2% 12/15/34		5,330,000	5,172,594
6.65% 11/15/37		15,817,000	16,265,349
6.9% 3/1/19 (h)		4,805,000	5,412,986
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		6,505,000	4,520,975
10% 8/1/14		3,975,000	3,736,500
11.5% 5/1/16		2,225,000	2,213,875
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.625% 2/1/14		$ 2,325,000	$ 2,307,563
Quebecor Media, Inc.:
7.75% 3/15/16		4,712,000	4,417,500
7.75% 3/15/16		2,485,000	2,329,688
Regal Cinemas Corp. 8.625% 7/15/19 (h)		2,615,000	2,667,300
The Reader's Digest Association, Inc. 9% 2/15/17 (c)		2,805,000	66,619
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,607,003
5.85% 5/1/17		2,607,000	2,737,772
6.2% 7/1/13		2,324,000	2,511,349
6.75% 7/1/18		13,473,000	14,883,879
7.3% 7/1/38		7,850,000	8,882,032
8.75% 2/14/19		2,390,000	2,942,140
Time Warner, Inc.:
5.875% 11/15/16		4,296,000	4,488,637
6.5% 11/15/36		11,565,000	11,646,163
TL Acquisitions, Inc.:
10.5% 1/15/15 (h)		4,895,000	4,454,450
13.25% 7/15/15 (h)		1,600,000	1,448,000
Univision Communications, Inc. 12% 7/1/14 (h)		985,000	1,034,250
UPC Holding BV 9.875% 4/15/18 (h)		3,250,000	3,274,375
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,476,158
6.25% 4/30/16		5,600,000	6,007,898
6.75% 10/5/37		1,460,000	1,529,262
Videotron Ltd.:
9.125% 4/15/18 (h)		1,680,000	1,768,200
9.125% 4/15/18		1,630,000	1,711,500
Visant Holding Corp. 8.75% 12/1/13		450,000	454,500
			239,104,945
Multiline Retail - 0.1%
Dollar General Corp. 10.625% 7/15/15		1,995,000	2,214,450
Federated Retail Holdings, Inc. 5.9% 12/1/16		1,625,000	1,432,433
Macy's Retail Holdings, Inc. 8.875% 7/15/15		1,055,000	1,068,392
Matahari Finance BV 9.5% 10/6/09		1,095,000	1,095,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Neiman Marcus Group, Inc.:
9% 10/15/15 pay-in-kind (f)		$ 1,164,015	$ 869,519
10.375% 10/15/15		1,130,000	858,800
			7,538,594
Specialty Retail - 0.1%
Ltd. Brands, Inc. 8.5% 6/15/19 (h)		1,265,000	1,258,675
Michaels Stores, Inc. 10% 11/1/14		1,705,000	1,628,275
Sally Holdings LLC 9.25% 11/15/14		3,215,000	3,319,488
Toys 'R' Us, Inc.:
7.375% 10/15/18		735,000	540,225
7.625% 8/1/11		4,470,000	4,201,800
			10,948,463
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 4.5925% 12/15/14 (o)		2,020,000	1,737,200
Levi Strauss & Co.:
8.875% 4/1/16		1,285,000	1,285,000
9.75% 1/15/15		4,055,000	4,115,825
			7,138,025
TOTAL CONSUMER DISCRETIONARY			389,436,268
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
6.875% 11/15/19 (h)		13,000,000	14,541,553
7.75% 1/15/19 (h)		4,750,000	5,561,737
Constellation Brands, Inc.:
7.25% 9/1/16		3,135,000	3,033,113
7.25% 5/15/17		495,000	478,913
8.375% 12/15/14		2,835,000	2,877,525
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,107,352
FBG Finance Ltd. 5.125% 6/15/15 (h)		2,936,000	3,007,295
PepsiCo, Inc. 7.9% 11/1/18		9,430,000	11,892,890
			42,500,378
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	203,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Albertsons, Inc.: - continued
7.75% 6/15/26		$ 600,000	$ 513,000
8% 5/1/31		2,385,000	2,068,988
CVS Caremark Corp.:
0.9675% 6/1/10 (o)		2,296,000	2,291,746
6.036% 12/10/28		14,222,232	13,423,227
6.302% 6/1/37 (o)		13,351,000	10,547,290
SUPERVALU, Inc.:
7.5% 5/15/12		315,000	318,150
7.5% 11/15/14		1,595,000	1,571,075
8% 5/1/16		4,285,000	4,242,150
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (h)		2,330,000	2,295,050
			37,473,801
Food Products - 0.5%
Cargill, Inc.:
6% 11/27/17 (h)		9,457,000	10,120,957
6.625% 9/15/37 (h)		8,334,000	8,654,426
Dean Foods Co.:
6.9% 10/15/17		4,565,000	4,154,150
7% 6/1/16		2,740,000	2,561,900
General Mills, Inc.:
5.2% 3/17/15		7,738,000	8,329,129
5.65% 2/15/19		1,586,000	1,713,687
H.J. Heinz Finance Co. 7.125% 8/1/39 (h)		4,605,000	5,407,380
Kraft Foods, Inc.:
5.625% 11/1/11		3,660,000	3,947,167
6.125% 2/1/18		5,261,000	5,757,538
6.75% 2/19/14		540,000	612,850
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,575,063
Smithfield Foods, Inc. 10% 7/15/14 (h)		1,055,000	1,060,275
			53,894,522
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,901,213
Revlon Consumer Products Corp. 9.5% 4/1/11		3,075,000	2,902,031
			4,803,244
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		$ 22,622,000	$ 27,672,248
9.95% 11/10/38		7,025,000	9,259,112
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,950,919
5.65% 5/16/18		7,161,000	7,615,487
Reynolds American, Inc.:
6.75% 6/15/17		2,926,000	2,981,424
7.25% 6/15/37		4,865,000	4,679,201
			62,158,391
TOTAL CONSUMER STAPLES			200,830,336
ENERGY - 3.4%
Energy Equipment & Services - 0.2%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		1,375,000	1,292,500
7.75% 5/15/17		1,955,000	1,867,025
DCP Midstream LLC 9.75% 3/15/19 (h)		4,663,000	5,543,603
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	1,204,350
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,649,407
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,798,155
5.15% 3/15/13		2,277,000	2,372,723
7% 3/15/38		5,880,000	6,080,002
9.625% 3/1/19		1,500,000	1,822,293
			25,630,058
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16		14,836,000	15,428,416
6.45% 9/15/36		2,115,000	2,093,581
Arch Coal, Inc. 8.75% 8/1/16 (h)		1,545,000	1,545,000
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,532,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,304,100
Berry Petroleum Co. 10.25% 6/1/14		975,000	1,018,875
BW Group Ltd. 6.625% 6/28/17 (h)		2,957,000	2,498,665
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,705,061
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.: - continued
5.7% 5/15/17		$ 16,009,000	$ 16,767,651
Chesapeake Energy Corp.:
6.5% 8/15/17		3,485,000	3,101,650
6.875% 1/15/16		580,000	530,700
7.25% 12/15/18		1,600,000	1,460,000
7.5% 9/15/13		2,265,000	2,208,375
7.5% 6/15/14		1,790,000	1,736,300
7.625% 7/15/13		895,000	879,338
9.5% 2/15/15		8,575,000	8,746,500
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,648,720
4.75% 2/1/14		1,055,000	1,131,175
5.75% 2/1/19		2,930,000	3,208,350
Denbury Resources, Inc. 9.75% 3/1/16		1,060,000	1,120,950
Drummond Co., Inc. 7.375% 2/15/16 (h)		5,390,000	4,689,300
Duke Capital LLC:
6.25% 2/15/13		1,000,000	1,068,380
6.75% 2/15/32		10,542,000	10,102,304
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,222,000	1,189,981
6.45% 11/3/36 (h)		2,400,000	2,164,243
6.875% 2/1/11		2,313,000	2,411,989
7.875% 8/16/10		1,037,000	1,085,816
El Paso Corp. 8.25% 2/15/16		875,000	875,000
El Paso Energy Corp. 7.75% 1/15/32		1,315,000	1,170,951
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	960,770
El Paso Performance-Linked Trust 7.75% 7/15/11 (h)		3,100,000	2,991,500
Empresa Nacional de Petroleo 6.75% 11/15/12 (h)		1,694,000	1,822,475
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,803,063
6.5% 4/15/18		2,372,000	2,491,200
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	3,140,154
Enterprise Products Operating LP:
4.625% 10/15/09		1,947,000	1,950,259
5.6% 10/15/14		1,955,000	2,067,831
5.65% 4/1/13		697,000	740,593
Forest Oil Corp.:
7.25% 6/15/19		1,080,000	1,015,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp.: - continued
7.75% 5/1/14		$ 1,005,000	$ 949,725
8.5% 2/15/14 (h)		4,070,000	4,090,350
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,979,250
Gazstream SA 5.625% 7/22/13 (h)		823,342	823,342
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)		3,863,000	4,010,111
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		2,025,000	1,974,375
9.125% 7/2/18 (h)		1,015,000	979,475
11.75% 1/23/15 (h)		1,085,000	1,177,225
Lukoil International Finance BV 6.656% 6/7/22 (h)		1,222,000	1,105,910
Massey Energy Co. 6.875% 12/15/13		4,845,000	4,554,300
Nakilat, Inc. 6.067% 12/31/33 (h)		4,384,000	3,650,425
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	187,272
Newfield Exploration Co. 7.125% 5/15/18		2,330,000	2,283,400
Nexen, Inc.:
5.05% 11/20/13		3,845,000	3,948,850
5.2% 3/10/15		909,000	918,974
5.875% 3/10/35		240,000	211,072
6.4% 5/15/37		3,645,000	3,372,704
NGPL PipeCo LLC 6.514% 12/15/12 (h)		8,163,000	8,833,395
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	400,000
8.75% 12/1/13		610,000	588,650
Pemex Project Funding Master Trust:
1.9294% 6/15/10 (h)(o)		1,245,000	1,241,888
6.625% 6/15/35		625,000	569,239
Petro-Canada:
6.05% 5/15/18		3,850,000	3,988,831
6.8% 5/15/38		18,950,000	20,056,794
Petrobras International Finance Co. Ltd. 7.875% 3/15/19		10,219,000	11,521,923
Petrohawk Energy Corp.:
7.875% 6/1/15		1,485,000	1,440,450
9.125% 7/15/13		4,270,000	4,312,700
10.5% 8/1/14 (h)		3,025,000	3,176,250
Petroleos de Venezuela SA:
5.25% 4/12/17		15,845,000	8,714,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
5.375% 4/12/27		$ 3,795,000	$ 1,631,850
Petroleos Mexicanos 8% 5/3/19 (h)		657,000	739,125
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		795,000	719,475
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,492,650
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,685,525
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	6,390,936
6.65% 1/15/37		4,430,000	4,612,813
7.75% 10/15/12		2,358,000	2,606,929
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,617,113
7.75% 6/15/15		485,000	470,450
10% 3/1/16		3,215,000	3,391,825
Quicksilver Resources, Inc.:
7.125% 4/1/16		1,975,000	1,659,000
9.125% 8/15/19		2,040,000	1,983,900
11.75% 1/1/16		2,255,000	2,395,938
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		2,355,000	2,219,588
7.375% 7/15/13		2,060,000	2,049,700
7.5% 5/15/16		2,250,000	2,205,000
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (h)		2,987,000	3,252,195
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)		4,773,000	4,891,833
5.5% 9/30/14 (h)		6,670,000	6,902,096
5.832% 9/30/16 (h)		1,343,000	1,379,301
6.332% 9/30/27 (h)		1,840,000	1,694,419
6.75% 9/30/19 (h)		5,651,000	5,906,357
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)		2,720,000	2,931,067
SandRidge Energy, Inc.:
4.2219% 4/1/14 (o)		1,675,000	1,381,875
8.625% 4/1/15 pay-in-kind (o)		2,925,000	2,764,125
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,899,800
Source Gas LLC 5.9% 4/1/17 (h)		3,544,000	2,876,746
Southwestern Energy Co. 7.5% 2/1/18 (h)		2,315,000	2,315,000
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	15,339,869
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18		$ 10,851,000	$ 11,365,327
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (h)		1,910,000	1,919,550
Teekay Corp. 8.875% 7/15/11		2,115,000	2,104,425
TEPPCO Partners LP:
5.9% 4/15/13		3,239,000	3,484,724
6.65% 4/15/18		4,741,000	5,110,812
7.55% 4/15/38		9,095,000	10,619,877
Texas Eastern Transmission LP 6% 9/15/17 (h)		5,990,000	6,443,695
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		3,225,000	3,208,875
TransCanada PipeLines Ltd. 6.35% 5/15/67 (o)		2,371,000	1,991,640
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,827,719
5.65% 4/1/16		1,200,000	1,256,702
5.9% 8/1/12		4,452,000	4,815,550
YPF SA 10% 11/2/28		2,325,000	2,104,125
			378,127,567
TOTAL ENERGY			403,757,625
FINANCIALS - 9.6%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (o)		2,340,000	2,337,583
0.9025% 9/9/09 (o)		1,271,000	1,271,015
4.245% 1/7/10		1,217,000	1,223,529
4.5% 10/28/10		1,833,000	1,903,486
5.3% 10/30/15		1,170,000	1,185,848
5.85% 7/19/10		3,769,000	3,873,096
6.95% 8/10/12		10,980,000	12,267,504
BlackRock, Inc. 6.25% 9/15/17		14,822,000	15,591,380
Goldman Sachs Group, Inc.:
5.25% 10/15/13		5,903,000	6,231,018
5.625% 1/15/17		3,200,000	3,181,878
5.95% 1/18/18		3,989,000	4,152,585
6% 5/1/14		9,300,000	10,027,288
6.15% 4/1/18		4,275,000	4,512,609
6.75% 10/1/37		28,895,000	28,929,067
7.5% 2/15/19		1,757,000	2,022,825
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.:
6.125% 9/15/11 (f)		$ 2,399,000	$ 2,375,526
6.5% 6/15/12		4,172,000	4,134,160
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	8,732,961
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	6,978,368
Lazard Group LLC:
6.85% 6/15/17		3,840,000	3,757,256
7.125% 5/15/15		1,377,000	1,383,247
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	17,356,418
6.15% 4/25/13		4,271,000	4,446,700
6.4% 8/28/17		2,720,000	2,680,552
6.875% 4/25/18		4,701,000	4,800,102
Morgan Stanley:
0.7875% 1/9/12 (o)		9,924,000	9,594,186
0.8375% 1/9/14 (o)		5,002,000	4,628,471
4.75% 4/1/14		2,429,000	2,411,431
5.05% 1/21/11		3,045,000	3,144,846
5.25% 11/2/12		244,000	258,010
5.45% 1/9/17		2,238,000	2,219,315
5.95% 12/28/17		5,050,000	5,163,751
6% 5/13/14		7,810,000	8,281,638
6.6% 4/1/12		5,719,000	6,214,185
6.625% 4/1/18		15,268,000	16,314,453
6.75% 4/15/11		836,000	889,079
7.3% 5/13/19		8,304,000	9,247,592
Northern Trust Corp.:
4.625% 5/1/14		1,762,000	1,870,907
5.5% 8/15/13		2,560,000	2,792,438
Scotland International Finance No. 2 BV 7.7% 8/15/10 (h)		978,000	984,113
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	4,182,409
UBS AG Stamford Branch:
5.75% 4/25/18		16,505,000	16,214,826
5.875% 12/20/17		15,572,000	15,429,392
			265,197,043
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 1.5%
American Express Bank FSB:
5.5% 4/16/13		$ 4,091,000	$ 4,245,055
6% 9/13/17		10,621,000	10,480,229
ANZ National International Ltd. 6.2% 7/19/13 (h)		1,099,000	1,181,315
Bank of America NA:
5.3% 3/15/17		3,315,000	3,049,701
6% 10/15/36		690,000	638,812
Bank One Corp.:
5.25% 1/30/13		930,000	982,903
7.875% 8/1/10		691,000	730,761
BB&T Capital Trust IV 6.82% 6/12/77 (o)		2,314,000	1,920,620
BB&T Corp. 6.5% 8/1/11		1,243,000	1,300,199
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,631,694
Credit Suisse First Boston 6% 2/15/18		16,107,000	16,565,792
Credit Suisse First Boston New York Branch 5% 5/15/13		9,569,000	10,158,785
Credit Suisse New York Branch 5.5% 5/1/14		5,590,000	6,007,864
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (h)(o)		3,914,986	3,484,338
Development Bank of Philippines 8.375% (o)		1,355,000	1,321,125
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		5,710,000	5,139,000
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		2,684,000	2,630,320
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,960,340
5.25% 2/10/14 (h)		565,000	564,095
5.5% 10/17/12		2,256,000	2,332,458
Fifth Third Bancorp:
4.5% 6/1/18		123,000	90,873
8.25% 3/1/38		2,099,000	1,864,672
HBOS PLC 6.75% 5/21/18 (h)		6,067,000	5,059,757
HSBC Holdings PLC:
0.7775% 10/6/16 (o)		1,143,000	1,059,129
6.5% 9/15/37		8,400,000	8,687,221
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		3,405,000	3,047,475
JPMorgan Chase Bank 6% 10/1/17		2,095,000	2,208,536
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,495,000	1,465,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.8% 7/1/14		$ 3,619,000	$ 3,487,341
7% 2/1/11		1,124,000	1,144,071
Korea Development Bank 4.625% 9/16/10		1,833,000	1,848,568
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (h)(o)		720,797	586,288
National City Bank, Cleveland 4.5% 3/15/10		2,943,000	2,984,505
PNC Funding Corp.:
0.6275% 1/31/12 (o)		5,982,000	5,689,528
7.5% 11/1/09		2,026,000	2,043,655
RSHB Capital SA 9% 6/11/14 (h)		605,000	642,813
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (h)(o)		3,253,827	2,993,980
5.805% 6/20/16 (h)(o)		4,204,000	3,452,535
Sovereign Bank 2.1931% 8/1/13 (o)		985	937
Standard Chartered Bank 6.4% 9/26/17 (h)		13,265,000	12,898,209
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (h)(o)		2,933,000	2,572,197
Union Planters Corp. 7.75% 3/1/11		600,000	581,728
UnionBanCal Corp. 5.25% 12/16/13		662,000	615,197
Vimpel Communications 8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		660,000	683,100
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,415,415
6.6% 1/15/38		9,000,000	9,279,820
Wachovia Corp.:
0.6331% 4/23/12 (o)		543,000	523,998
0.6394% 10/15/11 (o)		4,016,000	3,914,295
5.625% 10/15/16		3,399,000	3,389,938
5.75% 6/15/17		2,933,000	3,093,200
Wells Fargo & Co.:
4.2% 1/15/10		2,635,000	2,661,202
5.625% 12/11/17		10,423,000	10,920,928
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	606,802
			178,838,419
Consumer Finance - 1.6%
American General Finance Corp. 6.9% 12/15/17		5,510,000	3,402,243
Capital One Bank USA NA 8.8% 7/15/19		6,680,000	7,156,872
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
0.93% 9/10/09 (o)		$ 3,277,000	$ 3,276,400
5.7% 9/15/11		5,251,000	5,418,250
7.375% 5/23/14		7,440,000	8,115,894
Discover Financial Services:
1.1688% 6/11/10 (o)		4,022,000	3,919,242
6.45% 6/12/17		9,775,000	8,522,979
10.25% 7/15/19		11,010,000	12,058,725
Ford Motor Credit Co. LLC:
7.25% 10/25/11		8,405,000	7,903,600
7.5% 8/1/12		3,600,000	3,312,000
8% 6/1/14		3,390,000	3,129,987
8% 12/15/16		2,135,000	1,870,565
8.625% 11/1/10		1,075,000	1,073,884
12% 5/15/15		3,440,000	3,577,600
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	5,870,882
5.625% 5/1/18		25,000,000	24,894,125
5.875% 1/14/38		14,000,000	12,427,870
5.9% 5/13/14		10,290,000	10,997,036
6.375% 11/15/67 (o)		9,000,000	7,267,500
General Motors Acceptance Corp.:
6.875% 9/15/11		975,000	887,250
6.875% 8/28/12		2,800,000	2,436,000
GMAC LLC:
6.625% 5/15/12		435,000	379,538
6.75% 12/1/14 (h)		5,125,000	4,202,500
6.875% 9/15/11 (h)		2,920,000	2,686,400
8% 11/1/31 (h)		3,500,000	2,730,000
Household Finance Corp.:
6.375% 10/15/11		1,860,000	1,953,846
7% 5/15/12		468,000	504,184
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,340,765
5.25% 1/15/14		1,054,000	1,074,708
MBNA America Bank NA 7.125% 11/15/12 (h)		693,000	718,904
MBNA Corp. 7.5% 3/15/12		1,608,000	1,696,651
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (h)		4,245,000	4,208,947
ORIX Corp. 5.48% 11/22/11		385,000	379,997
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.6638% 7/26/10 (o)		$ 8,343,000	$ 7,633,261
0.7338% 10/25/11 (o)		12,343,000	9,775,347
0.8294% 3/15/11 (o)		112,000	96,486
4.5% 7/26/10		7,157,000	6,847,274
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (h)		368,851	364,510
			184,112,222
Diversified Financial Services - 1.3%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,464,877
Calpine Construction Finance Co. LP 8% 6/1/16 (h)		2,835,000	2,806,650
CIT Group, Inc.:
4.75% 12/15/10		1,085,000	657,050
5.2% 11/3/10		1,265,000	760,833
5.4% 3/7/13		1,005,000	568,326
5.6% 4/27/11		740,000	441,570
7.625% 11/30/12		1,985,000	1,124,636
Citigroup, Inc.:
0.5194% 5/18/11 (o)		2,811,000	2,689,809
5.3% 10/17/12		14,295,000	14,440,795
5.5% 4/11/13		13,549,000	13,485,984
6.125% 5/15/18		15,634,000	14,699,806
6.5% 1/18/11		1,307,000	1,350,732
6.5% 8/19/13		6,153,000	6,318,147
CME Group, Inc. 5.75% 2/15/14		506,000	553,034
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18		8,874,000	9,681,410
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)		3,410,000	3,145,725
9% 6/1/16 (h)		150,000	143,250
ILFC E-Capital Trust I 5.9% 12/21/65 (h)(o)		2,996,000	1,258,320
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	2,363,914
5.65% 6/1/14		10,520,000	7,895,460
6.375% 3/25/13		1,503,000	1,179,383
6.625% 11/15/13		2,721,000	2,106,955
JPMorgan Chase & Co.:
4.65% 6/1/14		13,500,000	14,095,809
4.891% 9/1/15 (o)		2,729,000	2,463,635
5.6% 6/1/11		2,139,000	2,257,631
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.75% 1/2/13		$ 2,217,000	$ 2,365,794
6.75% 2/1/11		376,000	400,235
Leucadia National Corp.:
7% 8/15/13		1,550,000	1,472,500
7.125% 3/15/17		835,000	759,850
NSG Holdings II, LLC 7.75% 12/15/25 (h)		6,440,000	5,377,400
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		1,800,000	1,793,250
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		1,090,000	772,303
5.5% 1/15/14 (h)		695,000	531,090
5.7% 4/15/17 (h)		1,696,000	1,072,927
SIRENS B.V. Series 2007-2 Class A1, 2.31% 4/13/10 (h)(o)		10,000,000	9,213,000
Sunwest Management, Inc. 8.385% 6/9/10 (c)(o)		325,000	162,500
TMK Capital SA 10% 7/29/11		2,800,000	2,709,000
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		3,238,000	3,116,575
ZFS Finance USA Trust I 6.15% 12/15/65 (h)(o)		5,692,000	4,952,040
ZFS Finance USA Trust II 6.45% 12/15/65 (h)(o)		5,755,000	5,006,850
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(o)		1,673,000	1,340,843
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(o)		3,125,000	2,437,500
			154,437,398
Insurance - 1.1%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,216,020
6.2% 5/16/14		6,893,000	7,506,215
7.45% 5/16/19		6,826,000	7,886,392
American International Group, Inc. 8.175% 5/15/68 (o)		7,875,000	3,701,250
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,955,393
6.75% 2/15/34		1,967,000	1,572,797
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	564,480
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(o)		1,491,000	1,177,890
Jackson National Life Global Funding 5.375% 5/8/13 (h)		753,000	750,107
Liberty Mutual Group, Inc. 6.5% 3/15/35 (h)		594,000	434,927
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (h)		$ 8,000,000	$ 8,977,496
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (h)(o)		7,114,000	6,845,091
MetLife, Inc.:
5% 6/15/15		1,163,000	1,207,549
6.125% 12/1/11		990,000	1,058,056
6.75% 6/1/16		7,610,000	8,324,533
7.717% 2/15/19		10,958,000	12,817,562
Metropolitan Life Global Funding I:
4.625% 8/19/10 (h)		3,299,000	3,319,200
5.125% 4/10/13 (h)		559,000	575,089
5.125% 6/10/14 (h)		6,751,000	7,035,116
Monumental Global Funding II 5.65% 7/14/11 (h)		1,652,000	1,688,417
Monumental Global Funding III 5.5% 4/22/13 (h)		2,202,000	2,227,836
Pacific Life Global Funding 5.15% 4/15/13 (h)		11,281,000	11,385,394
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		9,490,000	10,066,024
Prudential Financial, Inc.:
5.15% 1/15/13		2,167,000	2,183,491
5.4% 6/13/35		452,000	373,128
5.5% 3/15/16		425,000	419,730
5.7% 12/14/36		384,000	337,002
6.2% 1/15/15		1,180,000	1,236,114
7.375% 6/15/19		3,230,000	3,510,390
8.875% 6/15/68 (o)		2,972,000	2,749,100
QBE Insurance Group Ltd. 5.647% 7/1/23 (h)(o)		3,342,000	2,704,574
Symetra Financial Corp. 6.125% 4/1/16 (h)		5,181,000	4,190,113
The Chubb Corp.:
5.75% 5/15/18		4,035,000	4,378,370
6.5% 5/15/38		3,390,000	3,860,010
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,296,446
			135,531,302
Real Estate Investment Trusts - 1.0%
AMB Property LP 5.9% 8/15/13		2,580,000	2,403,502
Arden Realty LP 5.2% 9/1/11		1,339,000	1,385,864
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	367,927
5.5% 1/15/12		3,337,000	3,463,763
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09		$ 3,087,000	$ 3,084,336
5.625% 12/15/10		4,079,000	4,064,662
5.7% 5/1/17		5,943,000	4,976,858
5.75% 4/1/12		2,463,000	2,401,629
BRE Properties, Inc. 5.75% 9/1/09		611,000	611,000
Camden Property Trust:
4.375% 1/15/10		1,479,000	1,489,187
5.375% 12/15/13		656,000	646,268
5.875% 11/30/12		2,958,000	3,040,102
Colonial Properties Trust 6.875% 8/15/12		4,000,000	3,950,000
Colonial Realty LP 6.05% 9/1/16		2,000,000	1,747,402
CPG Partners LP 6% 1/15/13		1,017,000	1,019,894
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	2,911,938
5% 5/3/10		2,241,000	2,177,761
5.25% 4/15/11		2,432,000	2,298,128
5.375% 10/15/12		1,286,000	1,168,136
Duke Realty LP:
4.625% 5/15/13		627,000	588,281
5.25% 1/15/10		453,000	454,223
5.4% 8/15/14		5,247,000	4,933,660
5.625% 8/15/11		2,957,000	2,986,795
5.875% 8/15/12		1,009,000	1,011,696
5.95% 2/15/17		699,000	629,008
6.25% 5/15/13		14,190,000	14,260,158
6.5% 1/15/18		3,795,000	3,491,389
Equity One, Inc.:
6% 9/15/17		854,000	748,031
6.25% 1/15/17		494,000	446,535
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	406,479
6% 7/15/12		2,933,000	3,025,252
6.2% 1/15/17		620,000	580,332
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	70,881
HMB Capital Trust V 4.2294% 12/15/36 (c)(h)(o)		270,000	27
Host Hotels & Resorts LP:
6.875% 11/1/14		835,000	793,250
9% 5/15/17 (h)		2,135,000	2,177,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15		$ 890,000	$ 774,005
6.25% 6/15/17		1,232,000	1,082,004
6.65% 1/15/18		618,000	539,800
Liberty Property LP:
5.125% 3/2/15		848,000	784,079
5.5% 12/15/16		1,487,000	1,308,200
6.625% 10/1/17		3,785,000	3,491,125
Liberty Property Trust 8.5% 8/1/10		6,245,000	6,459,990
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	813,418
7.75% 2/15/11		976,000	1,026,099
Omega Healthcare Investors, Inc.:
7% 4/1/14		5,850,000	5,469,750
7% 1/15/16		1,960,000	1,773,800
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	2,962,633
Rouse Co.:
5.375% 11/26/13 (c)		145,000	109,475
7.2% 9/15/12 (c)		10,000	7,700
Senior Housing Properties Trust 8.625% 1/15/12		250,000	250,000
Simon Property Group LP:
4.6% 6/15/10		1,096,000	1,117,610
4.875% 8/15/10		675,000	691,640
5% 3/1/12		363,000	372,144
5.375% 6/1/11		621,000	638,605
5.6% 9/1/11		2,718,000	2,817,965
5.75% 5/1/12		1,267,000	1,328,790
7.75% 1/20/11		821,000	865,591
Tanger Properties LP 6.15% 11/15/15		24,000	22,574
UDR, Inc. 5.5% 4/1/14		2,755,000	2,657,789
Ventas Realty LP:
6.5% 6/1/16		105,000	97,650
6.5% 6/1/16		450,000	418,500
6.625% 10/15/14		2,515,000	2,389,250
6.75% 4/1/17		30,000	27,975
Washington (REIT) 5.95% 6/15/11		3,637,000	3,591,767
			123,701,982
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 11,615,000	$ 11,034,250
8.125% 6/1/12		3,265,000	3,216,025
ERP Operating LP:
5.25% 9/15/14		1,310,000	1,305,208
5.375% 8/1/16		2,681,000	2,569,865
5.5% 10/1/12		3,655,000	3,814,292
5.75% 6/15/17		9,733,000	9,431,929
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	62,750
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,296,392
6.3% 6/1/13		2,397,000	2,344,045
Regency Centers LP:
4.95% 4/15/14		611,000	546,945
5.25% 8/1/15		2,133,000	1,916,859
5.875% 6/15/17		1,056,000	952,695
			38,491,255
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	7,891,449
5.65% 5/1/18		13,300,000	12,860,342
6.5% 8/1/16		9,000,000	9,274,410
7.375% 5/15/14		13,211,000	14,484,501
7.625% 6/1/19		12,000,000	13,212,072
Countrywide Financial Corp. 5.8% 6/7/12		2,916,000	3,025,630
Countrywide Home Loans, Inc. 4% 3/22/11		4,327,000	4,368,959
Independence Community Bank Corp.:
2.4169% 4/1/14 (o)		4,218,000	3,726,540
4.9% 9/23/10		1,696,000	1,751,120
Wrightwood Capital LLC 10.5% 6/1/14 (c)(h)		100,000	38,000
			70,633,023
TOTAL FINANCIALS			1,150,942,644
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.0%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		$ 2,956,000	$ 3,264,544
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17		4,825,000	5,030,063
10.375% 10/15/17 pay-in-kind (o)		3,155,000	3,257,538
11.625% 10/15/17		5,185,000	5,444,250
Inverness Medical Innovations, Inc. 9% 5/15/16		2,790,000	2,776,050
			16,507,901
Health Care Providers & Services - 0.6%
Community Health Systems, Inc. 8.875% 7/15/15		7,875,000	7,894,688
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,557,492
6.3% 8/15/14		3,618,000	3,297,471
Express Scripts, Inc.:
5.25% 6/15/12		7,157,000	7,591,788
6.25% 6/15/14		4,238,000	4,631,685
7.25% 6/15/19		2,744,000	3,182,176
HCA, Inc.:
6.5% 2/15/16		3,305,000	2,842,300
7.875% 2/15/20 (h)		1,855,000	1,820,219
8.5% 4/15/19 (h)		3,030,000	3,048,938
9.125% 11/15/14		3,905,000	3,963,575
9.25% 11/15/16		4,905,000	4,954,050
9.625% 11/15/16 pay-in-kind (o)		11,255,066	11,353,548
9.875% 2/15/17 (h)		540,000	553,500
HealthSouth Corp. 10.75% 6/15/16		2,310,000	2,442,825
Psychiatric Solutions, Inc.:
7.75% 7/15/15		985,000	925,900
7.75% 7/15/15 (h)		775,000	724,625
Rural/Metro Corp. 0% 3/15/16 (e)		995,000	840,775
Select Medical Corp. 7.625% 2/1/15		1,090,000	993,263
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	65,280
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,750
Tenet Healthcare Corp. 8.875% 7/1/19 (h)		980,000	1,004,500
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind (o)		900,000	778,500
Viant Holdings, Inc. 10.125% 7/15/17 (h)		71,000	66,740
			64,543,588
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		$ 7,885,000	$ 7,589,313
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,911,466
6.45% 9/15/37		2,600,000	3,057,772
Bristol-Myers Squibb Co. 5.45% 5/1/18		2,932,000	3,195,631
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,073,371
Roche Holdings, Inc. 5% 3/1/14 (h)		5,943,000	6,428,888
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	1,023,278
Valeant Pharmaceuticals International 8.375% 6/15/16 (h)		3,170,000	3,233,400
			23,923,806
TOTAL HEALTH CARE			115,829,152
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (h)		2,640,000	2,684,489
6.375% 6/1/19 (h)		8,071,000	8,755,945
6.4% 12/15/11 (h)		818,000	876,804
BE Aerospace, Inc. 8.5% 7/1/18		2,405,000	2,368,925
Bombardier, Inc.:
6.3% 5/1/14 (h)		340,000	314,500
6.75% 5/1/12 (h)		2,140,000	2,091,850
7.45% 5/1/34 (h)		205,000	161,950
8% 11/15/14 (h)		915,000	893,269
DigitalGlobe, Inc. 10.5% 5/1/14 (h)		1,315,000	1,367,600
			19,515,332
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,949,300
6.977% 11/23/22		1,075,983	688,629
6.978% 10/1/12		395,515	379,694
7.024% 4/15/11		2,830,000	2,815,850
7.858% 4/1/13		5,433,000	5,188,515
8.608% 10/1/12		960,000	806,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates: - continued
10.375% 7/2/19		$ 1,905,000	$ 1,981,200
AMR Corp. 9% 8/1/12		485,000	206,125
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		382,027	324,723
7.73% 9/15/12		18,833	16,385
7.875% 7/2/18		1,512,164	998,028
9.558% 9/1/19		237,842	147,462
9.798% 4/1/21		761,126	471,898
6.648% 3/15/19		3,081,540	2,650,124
6.82% 5/1/18		221,731	184,037
6.9% 7/2/19		855,847	744,587
7.056% 3/15/11		1,759,000	1,750,205
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		364,146	325,911
7.57% 11/18/10		11,576,000	11,286,600
8.021% 8/10/22		1,770,357	1,239,250
8.954% 8/10/14		2,446,576	1,761,535
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,096,013	745,289
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,181,448	1,679,715
8.36% 7/20/20		1,464,646	1,215,656
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		874,635	524,781
6.071% 9/1/14		48,780	48,537
6.201% 3/1/10		31,134	30,667
6.602% 9/1/13		88,349	87,024
7.032% 4/1/12		310,921	307,812
7.186% 10/1/12		773,330	763,664
			42,319,603
Building Products - 0.1%
Masco Corp. 0.9388% 3/12/10 (o)		3,759,949	3,692,597
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Owens Corning:
6.5% 12/1/16		$ 1,835,000	$ 1,739,626
9% 6/15/19		725,000	746,750
			6,178,973
Commercial Services & Supplies - 0.2%
ARAMARK Corp.:
3.9831% 2/1/15 (o)		4,985,000	4,249,713
8.5% 2/1/15		2,775,000	2,684,813
Casella Waste Systems, Inc. 11% 7/15/14 (h)		675,000	698,625
Cenveo Corp. 7.875% 12/1/13		1,090,000	812,050
Clean Harbors, Inc. 7.625% 8/15/16 (h)		1,060,000	1,065,300
Corrections Corp. of America 6.25% 3/15/13		1,280,000	1,251,200
Iron Mountain, Inc.:
6.625% 1/1/16		3,100,000	2,929,500
7.75% 1/15/15		2,545,000	2,538,638
JohnsonDiversey, Inc. 9.625% 5/15/12		775,000	786,625
Rental Service Corp. 9.5% 12/1/14		2,860,000	2,581,150
			19,597,614
Construction & Engineering - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)		3,495,000	3,547,425
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,787,300
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,632,058
5.45% 10/15/12		618,000	673,560
6% 10/15/17		2,929,000	3,224,603
General Electric Co. 5.25% 12/6/17		17,730,000	18,101,975
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	877,300
13.5% 12/1/15 pay-in-kind (h)		805,100	390,876
			25,900,372
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (h)		611,000	622,396
Case Corp. 7.25% 1/15/16		1,705,000	1,624,013
Case New Holland, Inc. 7.75% 9/1/13 (h)		2,355,000	2,319,675
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14		$ 885,000	$ 805,350
9.5% 8/1/14 (h)		652,000	596,580
11.75% 8/1/16		1,070,000	898,800
Terex Corp. 8% 11/15/17		2,830,000	2,405,500
			9,272,314
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		3,070,000	2,686,250
Professional Services - 0.0%
Altegrity, Inc.:
10.5% 11/1/15 (h)		1,250,000	1,034,375
11.75% 5/1/16 (h)		950,000	724,375
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,062,900
7.75% 10/1/16		765,000	738,225
			4,559,875
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		2,140,000	1,712,000
7.75% 5/15/16		3,495,000	2,704,256
Hertz Corp.:
8.875% 1/1/14		6,310,000	5,994,500
10.5% 1/1/16		2,385,000	2,343,263
Kansas City Southern Railway Co. 8% 6/1/15		2,410,000	2,361,800
			15,115,819
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (f)		2,515,000	2,175,475
TOTAL INDUSTRIALS			155,656,352
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19		766,000	799,473
Lucent Technologies, Inc.:
6.45% 3/15/29		3,775,000	2,567,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28		$ 1,940,000	$ 1,319,200
Nokia Corp. 5.375% 5/15/19		7,297,000	7,647,562
			12,333,235
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings:
6.375% 10/1/11		1,445,000	1,416,100
6.8% 10/1/16		4,400,000	4,004,000
Seagate Technology International 10% 5/1/14 (h)		1,455,000	1,556,850
			6,976,950
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.:
7.75% 7/15/16		2,915,000	2,867,631
8.25% 3/15/18		2,360,000	2,324,600
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	2,996,114
6% 10/1/12		3,877,000	4,011,164
6.55% 10/1/17		2,360,000	2,345,120
7.125% 10/1/37		1,895,000	1,895,072
			16,439,701
Internet Software & Services - 0.0%
Terremark Worldwide, Inc. 12% 6/15/17 (h)		3,465,000	3,638,250
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15		1,795,000	1,525,750
First Data Corp. 9.875% 9/24/15		4,450,000	3,782,500
Iron Mountain, Inc. 8% 6/15/20		1,205,000	1,168,850
SunGard Data Systems, Inc. 10.25% 8/15/15		990,000	980,100
			7,457,200
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		7,485,000	6,010,305
Xerox Corp. 5.5% 5/15/12		1,602,000	1,670,075
			7,680,380
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		2,930,000	2,871,400
9.25% 6/1/16		2,610,000	2,616,525
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd. 10.125% 12/1/13		$ 1,020,000	$ 1,065,900
National Semiconductor Corp. 0.8794% 6/15/10 (o)		3,100,704	2,986,896
			9,540,721
TOTAL INFORMATION TECHNOLOGY			64,066,437
MATERIALS - 1.8%
Chemicals - 0.5%
Ashland, Inc. 9.125% 6/1/17 (h)		1,095,000	1,149,750
Berry Plastics Corp. 5.2594% 2/15/15 (o)		1,975,000	1,767,625
Chemtura Corp. 6.875% 6/1/16 (c)		595,000	541,450
Dow Chemical Co.:
4.85% 8/15/12		9,460,000	9,689,405
7.6% 5/15/14		15,028,000	16,227,385
8.55% 5/15/19		10,360,000	11,284,682
E.I. du Pont de Nemours & Co. 5% 1/15/13		254,000	274,927
Huntsman International LLC 7.875% 11/15/14		480,000	424,800
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (h)		2,130,000	2,177,925
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	448,800
Lubrizol Corp. 8.875% 2/1/19		928,000	1,144,067
Momentive Performance Materials, Inc. 9.75% 12/1/14		2,675,000	1,685,250
Nalco Co.:
7.75% 11/15/11		386,000	386,000
8.25% 5/15/17 (h)		2,595,000	2,692,313
8.875% 11/15/13		1,270,000	1,279,525
NOVA Chemicals Corp.:
4.5375% 11/15/13 (o)		2,720,000	2,393,600
6.5% 1/15/12		4,240,000	4,070,400
Pliant Corp. 11.125% 6/15/49 (c)		60,320	7,238
			57,645,142
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,799,260
Containers & Packaging - 0.2%
Ball Corp. 7.125% 9/1/16		2,355,000	2,366,775
BWAY Corp. 10% 4/15/14 (h)		1,600,000	1,664,000
Cascades, Inc. 7.25% 2/15/13		1,105,000	1,041,463
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (h)		1,320,000	1,310,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		$ 700,000	$ 691,250
Crown Cork & Seal, Inc.:
7.375% 12/15/26		4,250,000	3,655,000
8% 4/15/23		335,000	309,875
Graphic Packaging International, Inc.:
8.5% 8/15/11		1,520,000	1,520,000
9.5% 6/15/17 (h)		1,660,000	1,705,650
Greif, Inc. 6.75% 2/1/17		4,050,000	3,786,750
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16 (h)		2,130,000	2,106,038
Owens-Illinois, Inc. 7.8% 5/15/18		985,000	970,225
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,824,965
6.4% 1/15/18		1,749,000	1,729,502
Rock-Tenn Co.:
9.25% 3/15/16		2,215,000	2,325,750
9.25% 3/15/16 (h)		505,000	530,250
Vitro SAB de CV 8.625% 2/1/12 (c)		5,585,000	2,220,038
			29,757,631
Metals & Mining - 1.0%
Anglo American Capital PLC:
9.375% 4/8/14 (h)		5,953,000	6,786,420
9.375% 4/8/19 (h)		8,140,000	9,523,800
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12		1,975,000	2,075,277
5.5% 4/1/14		9,113,000	9,922,398
6.5% 4/1/19		9,113,000	10,389,257
Compass Minerals International, Inc. 8% 6/1/19 (h)		2,580,000	2,560,650
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (h)		2,002,000	2,187,085
Evraz Group SA 8.875% 4/24/13 (h)		2,675,000	2,444,281
FMG Finance Property Ltd.:
10% 9/1/13 (h)		5,580,000	5,831,100
10.625% 9/1/16 (h)		789,000	844,230
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (o)		105,000	100,275
8.25% 4/1/15		5,665,000	5,912,844
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.: - continued
8.375% 4/1/17		$ 5,545,000	$ 5,801,456
Metals USA, Inc. 11.125% 12/1/15		790,000	718,900
Novelis, Inc. 11.5% 2/15/15 (h)		510,000	504,900
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13		3,264,000	3,467,840
6.5% 7/15/18		9,474,000	10,199,168
7.125% 7/15/28		8,900,000	9,414,865
8.95% 5/1/14		7,108,000	8,284,225
Steel Dynamics, Inc.:
6.75% 4/1/15		4,045,000	3,771,963
7.375% 11/1/12		1,830,000	1,788,825
Teck Resources Ltd.:
10.25% 5/15/16		1,420,000	1,563,704
10.75% 5/15/19		1,420,000	1,618,800
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,224,000
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,205,834
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	5,306,594
			114,448,691
Paper & Forest Products - 0.1%
Domtar Corp.:
5.375% 12/1/13		2,260,000	2,045,300
7.125% 8/15/15		2,910,000	2,808,150
10.75% 6/1/17		2,420,000	2,625,700
Georgia-Pacific Corp.:
7% 1/15/15 (h)		4,190,000	4,022,400
8.875% 5/15/31		1,235,000	1,179,425
Georgia-Pacific LLC 8.25% 5/1/16 (h)		534,198	540,875
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (h)		2,955,000	2,910,675
			16,132,525
TOTAL MATERIALS			219,783,249
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.9%
Alestra SA de RL de CV 11.75% 8/11/14 (h)		435,000	466,538
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	2,987,340
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
5.8% 2/15/19		$ 8,788,000	$ 9,434,612
6.3% 1/15/38		40,171,000	42,173,404
6.7% 11/15/13		1,173,000	1,328,638
6.8% 5/15/36		11,484,000	12,773,711
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,273,349
British Telecommunications PLC 9.125% 12/15/10 (f)		2,717,000	2,927,266
Cincinnati Bell, Inc. 8.375% 1/15/14		4,195,000	4,048,175
Citizens Communications Co.:
7.875% 1/15/27		925,000	763,125
9% 8/15/31		2,260,000	2,082,025
Deutsche Telekom International Financial BV:
5.25% 7/22/13		2,448,000	2,607,798
6.75% 8/20/18		3,629,000	4,096,927
Frontier Communications Corp. 8.25% 5/1/14		2,245,000	2,228,163
Global Village Telecom Finance LLC 12% 6/30/11 (h)		2,204,150	2,259,254
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)(h)		1,721,250	1,435,690
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	3,293,000
7.625% 4/15/12		6,930,000	6,618,150
11.25% 6/15/16		1,035,000	1,076,400
Qwest Capital Funding, Inc. 7.25% 2/15/11		1,525,000	1,502,125
Qwest Communications International, Inc.:
7.5% 2/15/14		370,000	357,050
7.5% 2/15/14		1,310,000	1,264,150
Qwest Corp.:
3.8794% 6/15/13 (o)		1,870,000	1,729,750
7.5% 10/1/14		1,730,000	1,712,700
7.625% 6/15/15		1,515,000	1,503,638
8.375% 5/1/16 (h)		3,210,000	3,266,175
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,344,492
5.875% 2/1/12		2,733,000	2,947,057
5.875% 8/15/12		978,000	1,069,656
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,535,000	1,558,025
Sprint Capital Corp.:
6.875% 11/15/28		17,440,000	12,687,600
7.625% 1/30/11		2,350,000	2,352,938
8.375% 3/15/12		1,510,000	1,511,888
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.: - continued
8.75% 3/15/32		$ 165,000	$ 136,950
Telecom Italia Capital SA:
4% 1/15/10		4,890,000	4,925,770
4.95% 9/30/14		3,208,000	3,310,919
5.25% 10/1/15		1,177,000	1,220,908
6.999% 6/4/18		1,793,000	1,970,866
7.175% 6/18/19		10,000,000	11,132,920
7.2% 7/18/36		10,636,000	11,670,245
Telefonica Emisiones SAU:
0.8094% 2/4/13 (o)		2,403,000	2,349,786
6.421% 6/20/16		1,162,000	1,302,134
Telefonos de Mexico SA de CV 4.75% 1/27/10		6,202,000	6,264,020
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,861,413
U.S. West Communications:
6.875% 9/15/33		1,540,000	1,201,200
7.5% 6/15/23		3,760,000	3,252,400
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,522,288
6.25% 4/1/37		2,348,000	2,481,005
6.4% 2/15/38		7,621,000	8,238,392
6.9% 4/15/38		6,295,000	7,203,469
Verizon Global Funding Corp. 7.25% 12/1/10		2,741,000	2,919,335
Verizon New England, Inc. 6.5% 9/15/11		891,000	959,745
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,890,526
Wind Acquisition Finance SA 11.75% 7/15/17 (h)		4,535,000	4,920,475
			228,415,575
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV 5.625% 11/15/17		1,809,000	1,814,013
Cleveland Unlimited, Inc. 11.5% 12/15/10 (h)(o)		1,260,000	1,247,400
Cricket Communications, Inc.:
7.75% 5/15/16 (h)		2,905,000	2,817,850
9.375% 11/1/14		2,290,000	2,158,325
10% 7/15/15		2,130,000	2,050,125
Digicel Group Ltd.:
8.875% 1/15/15 (h)		10,810,000	9,593,875
9.125% 1/15/15 pay-in-kind (h)(o)		3,220,000	2,865,800
9.25% 9/1/12 (h)		4,765,000	4,765,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
12% 4/1/14 (h)		$ 3,545,000	$ 3,757,700
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		5,450,000	5,572,625
11.5% 6/15/16		6,575,000	6,640,750
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (h)		550,000	552,750
8.875% 1/15/15		6,110,000	6,140,550
MetroPCS Wireless, Inc.:
9.25% 11/1/14		5,620,000	5,545,825
Millicom International Cellular SA 10% 12/1/13		1,065,000	1,103,606
Mobile Telesystems Finance SA 8% 1/28/12 (h)		4,523,000	4,664,344
Nextel Communications, Inc.:
5.95% 3/15/14		3,785,000	3,179,400
6.875% 10/31/13		9,105,000	8,148,975
7.375% 8/1/15		3,055,000	2,608,206
NII Capital Corp. 10% 8/15/16 (h)		3,145,000	3,176,450
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		3,800,000	3,344,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		3,170,000	2,694,500
Sprint Nextel Corp.:
6% 12/1/16		6,370,000	5,350,800
8.375% 8/15/17		3,140,000	3,010,475
Telecom Personal SA 9.25% 12/22/10 (h)		2,475,000	2,555,438
Verizon Wireless Capital LLC:
5.55% 2/1/14 (h)		2,374,000	2,567,215
8.5% 11/15/18 (h)		923,000	1,162,617
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		4,300,000	4,289,250
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,437,491
5.5% 6/15/11		2,760,000	2,929,318
7.75% 2/15/10		1,848,000	1,904,046
			110,648,719
TOTAL TELECOMMUNICATION SERVICES			339,064,294
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - 2.6%
Electric Utilities - 1.3%
AmerenUE 6.4% 6/15/17		$ 2,987,000	$ 3,273,573
Cleveland Electric Illuminating Co.:
5.65% 12/15/13		4,113,000	4,337,689
8.875% 11/15/18		831,000	1,044,933
Commonwealth Edison Co.:
5.4% 12/15/11		3,665,000	3,913,648
5.8% 3/15/18		10,485,000	11,287,144
6.15% 9/15/17		5,140,000	5,651,476
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	5,004,045
6.05% 4/15/38		1,867,000	2,091,585
Edison Mission Energy:
7% 5/15/17		1,190,000	908,863
7.2% 5/15/19		4,075,000	2,934,000
7.625% 5/15/27		2,215,000	1,428,675
EDP Finance BV:
5.375% 11/2/12 (h)		1,993,000	2,130,045
6% 2/2/18 (h)		9,619,000	10,374,640
Exelon Corp.:
4.9% 6/15/15		6,607,000	6,709,554
6.75% 5/1/11		665,000	710,901
FirstEnergy Corp. 6.45% 11/15/11		1,973,000	2,155,503
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (h)		2,432,000	2,485,725
6.05% 8/15/21 (h)		5,664,000	5,725,732
6.8% 8/15/39 (h)		4,340,000	4,433,002
Illinois Power Co. 6.125% 11/15/17		3,112,000	3,269,900
Intergen NV 9% 6/30/17 (h)		6,405,000	6,292,913
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		4,440,000	4,306,800
Majapahit Holding BV:
7.75% 10/17/16		840,000	842,100
8% 8/7/19 (h)		635,000	640,588
Mirant Americas Generation LLC:
8.5% 10/1/21		3,570,000	2,998,800
9.125% 5/1/31		2,785,000	2,144,450
National Power Corp. 6.875% 11/2/16 (h)		1,490,000	1,504,900
Nevada Power Co.:
6.5% 5/15/18		790,000	861,005
6.5% 8/1/18		1,570,000	1,713,878
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Oncor Electric Delivery Co. 6.375% 5/1/12		$ 2,731,000	$ 2,973,988
Oncor Electric Delivery Co. LLC 5.95% 9/1/13		3,617,000	3,911,040
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	813,691
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,254,323
6.45% 8/15/12		3,730,000	3,968,354
PPL Capital Funding, Inc. 6.7% 3/30/67 (o)		8,250,000	6,435,000
Progress Energy, Inc. 7.1% 3/1/11		3,385,000	3,600,171
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,634,526
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15		4,070,000	2,767,600
Series B, 10.25% 11/1/15		5,090,000	3,461,200
11.25% 11/1/16 pay-in-kind		3,953,031	2,223,251
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	13,516,696
West Penn Power Co. 5.95% 12/15/17 (h)		314,000	325,361
Wisconsin Electric Power Co. 6.25% 12/1/15		3,012,000	3,420,367
			152,481,635
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		1,365,000	1,112,475
8.75% 2/15/12		190,000	189,050
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,700,000	1,385,500
6.875% 11/4/11 (Reg. S)		3,650,000	3,522,250
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	452,786
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,192,842
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,855,000	2,312,550
			12,167,453
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14		5,400,000	5,238,000
7.75% 10/15/15		3,210,000	3,121,725
8% 10/15/17		1,615,000	1,558,475
9.75% 4/15/16 (h)		1,475,000	1,534,000
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,628,134
Constellation Energy Group, Inc. 7% 4/1/12		6,444,000	6,916,693
Duke Capital LLC 5.668% 8/15/14		2,055,000	2,143,301
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Holdings:
10.875% 11/1/17		$ 4,420,000	$ 3,182,400
12% 11/1/17 pay-in-kind (o)		7,190,300	4,199,135
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,597,981
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,915,000
NRG Energy, Inc.:
7.25% 2/1/14		3,820,000	3,667,200
7.375% 2/1/16		3,120,000	2,932,800
7.375% 1/15/17		4,070,000	3,876,675
8.5% 6/15/19		2,750,000	2,640,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,266,785
RRI Energy, Inc.:
6.75% 12/15/14		1,744,000	1,744,000
7.625% 6/15/14		5,495,000	5,027,925
7.875% 6/15/17		745,000	661,188
Tenaska Alabama Partners LP 7% 6/30/21 (h)		432,502	379,521
			69,230,938
Multi-Utilities - 0.6%
Aquila, Inc. 11.875% 7/1/12 (o)		155,000	175,925
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	4,052,987
6.3% 9/30/66 (o)		3,991,000	2,913,430
7.5% 6/30/66 (o)		14,890,000	12,209,800
DTE Energy Co. 7.05% 6/1/11		984,000	1,045,469
KeySpan Corp. 7.625% 11/15/10		494,000	521,723
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		7,846,000	8,364,150
5.875% 10/1/12		2,921,000	3,168,210
6.5% 9/15/37		11,505,000	12,778,396
National Grid PLC 6.3% 8/1/16		1,477,000	1,596,823
NiSource Finance Corp.:
5.25% 9/15/17		843,000	783,238
5.4% 7/15/14		1,347,000	1,347,973
5.45% 9/15/20		1,934,000	1,753,119
6.4% 3/15/18		1,326,000	1,332,676
6.8% 1/15/19		10,000,000	10,141,370
7.875% 11/15/10		1,022,000	1,074,823
10.75% 3/15/16		5,913,000	6,925,187
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (o)		$ 6,172,000	$ 4,875,880
WPS Resources Corp. 6.11% 12/1/66 (o)		882,000	643,860
			75,705,039
TOTAL UTILITIES			309,585,065
TOTAL NONCONVERTIBLE BONDS			3,348,951,422
TOTAL CORPORATE BONDS (Cost $3,198,120,247)			3,356,947,773
U.S. Government and Government Agency Obligations - 20.9%

U.S. Government Agency Obligations - 1.9%
Fannie Mae:
4.375% 7/17/13 (l)		8,745,000	9,414,071
4.75% 11/19/12		24,650,000	26,899,313
5% 2/16/12		7,340,000	7,959,313
Federal Home Loan Bank:
1.75% 8/22/12		67,240,000	67,077,750
3.625% 5/29/13		15,625,000	16,420,313
Freddie Mac:
2.125% 3/23/12		665,000	674,716
3% 7/28/14		50,000,000	50,727,400
5.25% 7/18/11 (g)		50,000,000	53,954,150
Tennessee Valley Authority 5.375% 4/1/56		385,000	395,172
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			233,522,198
U.S. Treasury Inflation Protected Obligations - 5.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		83,990,880	83,072,188
2% 1/15/14 (l)		329,318,552	335,493,275
2% 7/15/14		74,358,050	75,868,411
2.625% 7/15/17		139,780,427	148,735,041
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			643,168,915
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds:
4.25% 5/15/39		$ 88,478,000	$ 89,459,575
4.5% 5/15/38		20,000,000	21,062,500
U.S. Treasury Notes:
0.875% 3/31/11		21,090,000	21,136,967
1% 8/31/11		400,000,000	400,156,355
1.25% 11/30/10		21,871,000	22,064,930
1.75% 8/15/12		141,454,000	142,570,214
1.75% 3/31/14		125,000,000	122,382,750
1.875% 6/15/12 (g)		94,350,000	95,580,984
1.875% 4/30/14		50,000,000	49,128,900
2.625% 7/31/14		300,000,000	303,562,500
2.75% 2/15/19		300,000,000	283,992,300
4.5% 9/30/11 (l)		41,855,000	44,824,110
TOTAL U.S. TREASURY OBLIGATIONS			1,595,922,085
Other Government Related - 0.3%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (i)		32,000,000	32,269,280
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,467,200,382)			2,504,882,478
U.S. Government Agency - Mortgage Securities - 12.4%

Fannie Mae - 11.9%
3.334% 4/1/36 (o)		2,142,068	2,186,248
3.75% 10/1/33 (o)		1,355,101	1,379,593
4% 9/1/39 (j)		16,000,000	15,639,738
4% 9/14/39 (j)		19,000,000	18,572,188
4.275% 6/1/36 (o)		369,031	383,014
4.5% 9/17/24 (j)		12,000,000	12,332,974
4.5% 9/17/24 (j)		23,000,000	23,638,199
4.5% 7/1/39		128,000,058	128,795,131
4.5% 9/1/39 (j)(k)		31,000,000	31,144,116
5% 8/1/18 to 9/1/38		167,030,544	172,654,902
5% 9/17/24 (j)		5,000,000	5,209,326
5% 9/14/39 (j)(k)		37,000,000	37,957,094
5% 9/14/39 (j)		48,000,000	49,241,635
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
5% 9/14/39 (j)		$ 35,000,000	$ 35,905,359
5.3% 12/1/35 (o)		1,201,614	1,256,144
5.308% 2/1/36 (o)		1,788,814	1,878,285
5.5% 3/1/18 to 3/1/39 (k)		354,959,450	371,617,221
5.5% 9/1/24 (j)(k)		36,000,000	37,869,444
5.5% 9/1/24 (j)(k)		53,000,000	55,752,237
5.5% 9/17/24 (j)		3,000,000	3,155,787
5.5% 9/1/39 (j)(k)		35,250,000	36,670,508
5.564% 7/1/37 (o)		1,086,759	1,138,148
6% 6/1/22 to 3/1/38 (k)		260,163,561	276,036,901
6% 9/1/39 (j)		2,000,000	2,103,748
6.004% 4/1/36 (o)		829,305	873,989
6.319% 4/1/36 (o)		898,563	954,161
6.5% 12/1/34 to 8/1/37		26,040,252	28,031,536
6.5% 9/1/39 (j)		2,000,000	2,138,650
6.5% 9/14/39 (j)(k)		18,000,000	19,247,854
6.5% 9/14/39 (j)		28,000,000	29,941,106
6.5% 10/14/39 (j)		18,000,000	19,166,994
TOTAL FANNIE MAE			1,422,872,230
Freddie Mac - 0.5%
4.702% 11/1/35 (o)		8,081,295	8,404,200
5% 4/1/38		4,408,418	4,537,435
5.5% 11/1/17		2,990,039	3,189,576
5.669% 10/1/35 (o)		619,000	654,786
5.919% 6/1/36 (o)		2,007,679	2,102,789
6% 11/1/33 to 2/1/38		43,248,273	45,720,051
6.103% 6/1/36 (o)		986,111	1,032,899
TOTAL FREDDIE MAC			65,641,736
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,456,596,876)			1,488,513,966
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (o)		1,821,633	966,714
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (o)		834,000	1,554
Asset-Backed Securities - continued
		Principal Amount (d)	Value
ACE Securities Corp. Series 2006-NC2: - continued
Class M8, 1.1156% 7/25/36 (o)		$ 37,062	$ 42
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (o)		307,946	280,958
Class M2, 1.3656% 2/25/34 (o)		483,000	191,732
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (o)		262,278	227,028
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (o)		34,538	32,133
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (o)		362,526	6,459
Class M4, 0.6656% 5/25/36 (o)		108,725	1,690
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (o)		170,200	4,646
Class M5, 0.6556% 4/25/36 (o)		161,690	3,217
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4025% 5/20/13 (o)		2,756,051	2,645,809
Series 2006-A6 Class A6, 0.3025% 9/20/13 (o)		5,445,957	5,228,119
Series 2006-A7 Class A7, 0.2925% 10/20/12 (o)		2,998,584	2,878,640
Series 2006-C1 Class C1, 0.7525% 10/20/14 (o)		642,000	19,260
Series 2007-A1 Class A, 0.3225% 1/20/15 (o)		2,011,917	1,931,441
Series 2007-A4 Class A4, 0.3025% 4/22/13 (o)		2,404,379	2,308,204
Series 2007-D1 Class D, 1.6725% 1/22/13 (h)(o)		2,590,000	51,800
Airspeed Ltd. Series 2007-1A Class C1, 2.7728% 6/15/32 (h)(o)		4,530,774	1,744,348
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (h)(o)		651,724	650,268
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12		253,080	255,544
Series 2006-1 Class B1, 5.2% 3/6/11		87,268	87,301
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14		1,125,000	618,750
Class E, 6.96% 3/31/16 (h)		2,052,284	1,026,142
Series 2007-2M Class A3, 5.22% 4/8/10		369,640	375,847
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (o)		120,846	87,105
Series 2004-R11 Class M1, 0.9256% 11/25/34 (o)		572,200	264,806
Series 2004-R2 Class M3, 0.8156% 4/25/34 (o)		156,351	64,910
Series 2005-R2 Class M1, 0.7156% 4/25/35 (o)		2,064,696	1,462,805
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		160,000	64,000
Class G, 9.75% 12/24/37 (h)		210,000	73,500
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6275% 3/23/19 (h)(o)		$ 263,363	$ 171,186
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (o)		47,932	12,351
Series 2004-W11 Class M2, 0.9656% 11/25/34 (o)		561,149	233,326
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (o)		1,542,998	743,995
Class M2, 0.8656% 5/25/34 (o)		1,290,110	908,277
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (o)		1,552,054	472,850
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (o)		1,259,792	20,176
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (o)		2,668,736	1,412,565
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (o)		416,700	213,018
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (o)		262,000	8,147
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(h)(o)		7,217,000	1
Bank America Auto Trust Series 2009-1A Class A3, 2.67% 7/15/13 (h)		9,500,000	9,603,364
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (o)		3,433,000	3,425,227
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (o)		92,707	68,433
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (h)(o)		373,000	372,542
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.86% 1/20/40 (h)(o)		392,513	262,984
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41		1,752,176	1,541,915
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (o)		2,296,541	2,145,520
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (o)		805,334	731,795
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10		639,862	642,471
Class C, 5.55% 1/18/11		1,500,000	1,505,855
Class D, 7.16% 1/15/13 (h)		160,000	147,200
Series 2006-2:
Class B, 5.07% 12/15/11		2,222,000	2,251,748
Class C, 5.31% 6/15/12		1,634,000	1,593,086
Series 2007-1 Class C, 5.38% 11/15/12		582,000	468,302
Series 2007-SN1 Class D, 6.05% 1/17/12		285,000	263,625
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12		$ 1,204,000	$ 1,205,057
Series 2006-C:
Class A3A, 5.07% 7/15/11		29,664	29,667
Class A3B, 0.2828% 7/15/11 (o)		75,272	75,039
Series 2007-B Class A3A, 5.03% 4/15/12		748,275	755,906
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5628% 4/15/13 (h)(o)		2,908,037	2,795,889
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,180,903
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (h)(o)		457,498	91,500
Class B, 1.0225% 7/20/39 (h)(o)		263,810	31,657
Class C, 1.3725% 7/20/39 (h)(o)		339,379	27,150
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		830,000	597,600
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.76% 1/20/37 (h)(o)		221,569	99,706
Capmark VII Ltd. Series 2006-7A Class H, 1.8228% 8/15/36 (h)(o)		504,923	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	835,200
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (o)		1,140,851	39,749
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (o)		425,500	7,791
Series 2006-NC3 Class M10, 2.2656% 8/25/36 (h)(o)		290,000	4,890
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (o)		224,000	7,552
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (o)		186,369	4,595
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (o)		1,802,588	474,167
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (h)(o)		221,719	177,950
Series 2005-1A Class A1, 4.67% 5/20/17 (h)		698,429	546,185
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (o)		530,000	527,711
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		290,602	259,123
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (o)		765,389	24,450
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (o)		6,426	6,373
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (o)		160,821	152,384
Series 2007-4 Class A1A, 0.3856% 9/25/37 (o)		939,940	883,333
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)		811,000	81
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (o)		$ 948,567	$ 520,284
Class M4, 1.2356% 4/25/34 (o)		159,822	81,245
Series 2004-4 Class M2, 0.7956% 6/25/34 (o)		587,945	377,033
Series 2005-3 Class MV1, 0.6856% 8/25/35 (o)		2,043,541	1,858,825
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (o)		361,246	331,173
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (h)		54,359	54,382
Class A4, 5.115% 8/15/13 (h)		1,012,000	991,892
Series 2007-B Class A3, 5.47% 11/15/11 (h)		368,595	369,765
Series 2007-C Class A3, 5.43% 5/15/12 (h)		297,494	297,391
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	215,000
Class B2, 1.9513% 12/28/35 (h)(o)		500,000	150,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		100,000	25,000
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	205,773
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (o)		2,908,000	2,854,166
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (h)		2,051,974	2,027,666
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (o)		38,916	21,614
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (o)		290,872	58,554
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (o)		6,074,620	1,845,999
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (o)		30,878	15,283
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (o)		6,305,998	5,287,425
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (o)		277,873	270,427
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (o)		97,764	94,354
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	1,091,467
Series 2006-C:
Class B, 5.3% 6/15/12		649,000	656,280
Class D, 6.89% 5/15/13 (h)		915,000	796,777
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	853,717
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (o)		772,878	502,371
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14		$ 72,000	$ 58,221
Class C, 5.41% 7/21/14		638,000	319,000
Series 2007-1:
Class A4, 5.03% 2/16/15		502,000	516,505
Class C, 5.43% 2/16/15		614,000	292,186
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (o)		72,096	32,495
Class M2, 1.0156% 2/25/34 (o)		123,225	95,566
Series 2005-A:
Class M3, 0.7556% 1/25/35 (o)		948,695	221,985
Class M4, 0.9456% 1/25/35 (o)		363,547	66,597
Series 2006-A Class M4, 0.6656% 5/25/36 (o)		190,539	1,824
Series 2006-D Class M1, 0.4956% 11/25/36 (o)		324,000	4,998
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (h)(o)		2,892,000	2,163,578
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)		2,719,313	2,175,450
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (h)(o)		345,167	231,262
Series 2006-2A:
Class A, 0.4528% 11/15/34 (h)(o)		2,481,535	1,488,921
Class B, 0.5528% 11/15/34 (h)(o)		896,405	259,957
Class C, 0.6528% 11/15/34 (h)(o)		1,489,789	327,753
Class D, 1.0228% 11/15/34 (h)(o)		565,721	90,515
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (o)		889,000	862,330
Class C, 0.5128% 9/17/12 (o)		692,000	650,480
Series 2007-1 Class C, 0.5428% 3/15/13 (o)		4,746,000	4,347,668
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (o)		1,151,000	932,399
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (o)		739,000	443,400
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (h)		289,822	246,348
Series 2007-1:
Class B, 5.53% 12/15/14		97,423	84,678
Class C, 5.74% 12/15/14		206,932	165,546
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (h)(o)		416,574	30,815
Asset-Backed Securities - continued
		Principal Amount (d)	Value
GSAMP Trust: - continued
Series 2004-AR1:
Class M1, 0.9156% 6/25/34 (o)		$ 2,723,367	$ 1,435,156
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (o)		1,096,059	42,294
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (o)		15,860	6,950
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (o)		78,508	77,651
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (o)		431,287	4,478
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (h)(o)		659,999	99,000
Series 2006-3:
Class B, 0.6656% 9/25/46 (h)(o)		654,930	98,240
Class C, 0.8156% 9/25/46 (h)(o)		1,526,694	152,669
Class E, 1.9156% 9/25/46 (h)(o)		250,919	15,055
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (o)		402	96
Series 2003-2 Class M1, 1.5856% 8/25/33 (o)		512,285	249,509
Series 2003-3 Class M1, 1.5556% 8/25/33 (o)		899,380	433,667
Series 2003-5 Class A2, 0.9656% 12/25/33 (o)		32,929	12,002
Series 2003-7 Class A2, 1.0256% 3/25/34 (o)		1,657	647
Series 2004-3 Class M2, 1.9656% 8/25/34 (o)		300,402	173,903
Series 2004-7 Class A3, 0.6556% 1/25/35 (o)		613	368
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (o)		272,057	256,017
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (o)		3,362,465	3,092,394
Series 2006-3N Class B, 6.5% 8/27/36 (h)		250,000	0
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (o)		21,005	19,400
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (o)		2,249,000	2,233,531
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (o)		586,295	337,266
Class M2, 0.5625% 3/20/36 (o)		970,086	470,580
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (o)		1,522,035	447,064
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12		131,168	131,950
Class C, 5.34% 11/15/12		169,955	172,556
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (o)		204,000	4,076
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (o)		1,520,141	683,227
Class MV1, 0.4956% 11/25/36 (o)		1,234,797	126,393
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (o)		573,000	19,755
Kent Funding III Ltd. Series 2006-3A Class D, 4.1538% 10/29/47 (o)		281,890	28
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (o)		$ 1,013,685	$ 805,338
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (o)		382,221	379,265
Class 2C, 2.3775% 3/27/42 (o)		3,243,000	528,596
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (h)(o)		272,850	27
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		155,863	81,049
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.8225% 11/20/17 (h)(o)		500,000	410,000
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14		3,523,500	3,241,490
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (o)		336,518	258,379
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (o)		26,392	26,113
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6956% 5/25/46 (h)(o)		250,000	20,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)		28,260	15,543
Class C, 5.691% 10/20/28 (h)		12,560	6,280
Class D, 6.01% 10/20/28 (h)		149,545	67,295
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (o)		545,328	14,887
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (o)		784,792	27,469
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (o)		220,450	97,568
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13		417,699	397,382
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (o)		936,072	663,792
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (o)		2,667,349	1,940,582
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (o)		76,585	73,016
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (o)		3,475,759	1,707,022
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (o)		57,368	11,978
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (o)		487,793	326,801
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (o)		441,329	167,620
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (o)		399,800	159,786
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (o)		416,362	65,499
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (o)		407,177	399,022
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (o)		320,280	1,718
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (o)		$ 263,000	$ 4,853
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (o)		34,465	7,306
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (o)		1,144,261	934,193
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (o)		18,657	17,573
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.0469% 8/28/38 (h)(o)		195,000	117,000
Class C1B, 7.696% 8/28/38 (h)		63,000	27,846
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (h)(o)(q)		4,356,000	392,040
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (q)		4,504,900	900,980
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (q)		3,239,000	89,073
Series 2006-1 Class AIO, 5.5% 4/25/11 (q)		466,000	30,290
Series 2006-2 Class AIO, 6% 8/25/11 (q)		231,000	21,945
Series 2006-3:
Class A1, 0.2956% 9/25/19 (o)		700,204	690,686
Class AIO, 7.1% 1/25/12 (q)		372,000	51,768
Series 2006-4:
Class A1, 0.2956% 3/25/25 (o)		770,100	739,157
Class AIO, 6.35% 2/27/12 (q)		1,182,000	155,149
Class D, 1.3656% 5/25/32 (o)		2,481,000	59,403
Series 2007-1 Class AIO, 7.27% 4/25/12 (q)		1,589,000	263,409
Series 2007-2 Class AIO, 6.7% 7/25/12 (q)		1,351,000	215,957
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (o)		1,426,957	285,687
Series 2005-D Class M2, 0.7356% 2/25/36 (o)		827,339	49,918
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (o)		486,363	464,411
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (o)		19,231	18,782
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (h)(o)		566,000	220,740
Series 2006-1A Class A, 1.6725% 3/20/11 (h)(o)		1,176,000	435,120
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (o)		343,974	270,453
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (o)		214,246	198,231
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (o)		295,460	275,111
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (o)		$ 278,447	$ 196,861
Class M3, 1.5156% 9/25/34 (o)		532,896	140,313
Class M4, 1.7156% 9/25/34 (o)		683,353	98,476
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (o)		400,651	59,346
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (o)		2,548,346	1,676,265
Class M3, 0.8256% 1/25/35 (o)		478,432	249,139
Class M4, 1.0956% 1/25/35 (o)		1,475,804	239,914
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (o)		1,883,145	34,051
Class M9, 2.1456% 5/25/35 (o)		591,445	3,220
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (h)		506,841	425,747
Class B, 4.846% 7/24/39 (h)		180,000	122,400
Class C, 5.08% 7/24/39 (h)		185,000	111,000
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (h)(o)		3,406,919	3,085,691
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (h)		530,000	414,891
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (o)		566,000	14,382
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (o)		1,524,976	1,415,032
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2156% 9/25/46 (h)(o)		250,000	7,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (o)		5,108	2,264
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (o)		1,890,000	940,396
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (o)		96,000	1,429
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (o)		80,746	40,739
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (o)		50,431	45,314
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (h)(o)		1,142,292	947,167
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (o)		1,272,000	254,400
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (o)		179,323	116,178
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Specialty Underwriting & Residential Finance Trust: - continued
Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)		$ 656,637	$ 6,566
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (o)		83,940	12,587
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (o)		137,271	73,027
Series 2007-BC4 Class A3, 0.535% 11/25/37 (o)		14,981,348	13,636,883
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (h)(o)		1,308,498	349,065
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (o)		1,911,607	1,537,749
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (o)		1,278,000	1,257,366
Class B, 0.5728% 1/15/12 (o)		1,054,000	991,477
Class C, 0.8728% 1/15/12 (o)		1,634,000	1,339,880
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)		1,460,798	1,246,251
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (o)		3,555,000	3,430,575
Class B, 0.4928% 6/15/12 (o)		3,709,000	3,430,825
Class C, 0.7728% 6/15/12 (o)		254,000	177,800
Series 2007-2 Class A, 0.9228% 10/15/12 (o)		2,867,000	2,734,401
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (o)		28,819	9,827
Series 2003-6HE Class A1, 0.7356% 11/25/33 (o)		36,470	14,051
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		225,000	191,250
Class IV, 6.84% 5/22/37 (h)		235,000	98,700
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		100,000	65,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (h)(o)		2,573,000	128,650
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13		875,000	865,198
Series 2007-A Class A3, 5.28% 2/13/12		1,761,756	1,775,641
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (o)		4,204,000	4,046,231
Class C, 0.6228% 10/17/11 (o)		4,872,801	4,567,445
Series 2007-1 Class C, 0.6428% 6/15/12 (o)		3,669,172	2,751,879
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (h)		$ 978,848	$ 999,908
Series 2006-2A:
Class B, 5.29% 6/20/12 (h)		409,000	420,921
Class D, 5.54% 12/20/12 (h)		583,000	526,963
Class E, 7.05% 5/20/14 (h)		1,390,000	1,131,431
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (h)(o)		400,000	24,000
Series 2006-1A:
Class F, 1.7575% 9/25/26 (h)(o)		250,000	12,500
Class G, 1.9575% 9/25/26 (h)(o)		250,000	10,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)		887,552	89
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (o)		602,848	10,179
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (h)(o)		8,530,177	7,512,860
Series 2007-A2 Class A2, 0.3028% 5/15/14 (h)(o)		12,710,000	12,621,188
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		10,589,000	10,977,059
Series 2007-A5A Class A5, 1.0228% 10/15/14 (h)(o)		1,500,000	1,492,495
Series 2007-C1 Class C1, 0.6728% 5/15/14 (h)(o)		8,690,021	8,468,797
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(h)		7,576	0
Series 2006-2 Class A2, 0.3656% 7/25/36 (o)		655,680	631,276
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (h)(o)		1,789,540	214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 1.2688% 11/21/40 (h)(o)		305,000	27,450
TOTAL ASSET-BACKED SECURITIES (Cost $232,711,915)			240,669,499
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 1.8%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (o)		151,082	42,303
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		265,658	39,849
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (h)(o)		2,908,000	2,839,168
Class 2M, 0.64% 2/17/52 (h)(o)		1,978,000	1,905,289
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (h)(o)		$ 1,428,375	$ 928,444
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (o)		106,000	22,313
Class C, 5.6986% 4/10/49 (o)		281,000	50,664
Class D, 5.6986% 4/10/49 (o)		141,000	22,588
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4828% 3/15/22 (h)(o)		1,025,000	787,444
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (o)		96,761	74,394
Series 2003-L Class 2A1, 5.2191% 1/25/34 (o)		2,459,269	2,102,581
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (o)		2,718,546	2,289,981
Series 2004-7 Class 15B4, 5.3054% 8/25/19 (h)(o)		70,456	4,541
Series 2004-A Class 2A2, 5.4508% 2/25/34 (o)		1,668,653	1,430,560
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (o)		182,414	140,691
Class 2A2, 4.5749% 3/25/34 (o)		1,559,468	1,325,412
Series 2004-C Class 1A1, 4.097% 4/25/34 (o)		211,016	174,231
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (o)		298,165	229,668
Class 2A2, 3.8898% 5/25/34 (o)		2,564,154	2,166,818
Series 2004-G Class 2A7, 4.2585% 8/25/34 (o)		2,185,181	1,862,141
Series 2004-H Class 2A1, 4.469% 9/25/34 (o)		2,064,867	1,701,549
Series 2005-H:
Class 1A1, 4.6982% 9/25/35 (o)		190,979	149,447
Class 2A2, 4.805% 9/25/35 (o)		6,001,901	2,708,048
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(o)(q)		13,400,308	958,122
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (o)		2,760,392	2,141,652
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (h)(o)(q)		4,853,715	64,526
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (o)		2,088,264	1,813,178
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (o)		462,994	418,078
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (o)		1,902,000	1,877,197
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (o)		2,034,948	1,803,218
Class A4, 3.4368% 8/25/34 (o)		1,734,230	1,529,872
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (o)		$ 2,125,000	$ 297,500
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (h)(o)		1,902,000	1,604,941
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (o)		48,031	47,520
Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		82,015	12,302
Series 2003-35 Class B, 4.6391% 9/25/18 (o)		142,169	17,060
Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (o)		639,000	258,051
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (o)		1,475,123	103,255
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (o)		33,770	18,476
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (o)		23,282	15,533
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (o)		1,714,579	1,430,329
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(o)		369,443	36,944
Series 2004-3 Class DB4, 5.8407% 4/25/34 (o)		114,815	2,296
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9956% 11/25/35 (o)		37,135,532	18,609,180
Class 2A3, 2.71% 11/25/35 (o)		9,124,071	4,416,739
Series 2005-56:
Class 4A1, 0.5756% 11/25/35 (o)		7,498,418	3,682,908
Class 5A1, 0.5856% 11/25/35 (o)		10,516,286	5,227,626
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (o)		3,434,976	1,232,670
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (o)		416,958	382,543
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (o)		52,953	25,997
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (o)		2,404,638	1,842,143
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (h)(o)		$ 3,491,000	$ 2,776,741
Class C2, 0.98% 10/18/54 (h)(o)		1,170,000	760,500
Class M2, 0.76% 10/18/54 (h)(o)		2,005,000	1,374,227
Series 2007-1A Class C2, 1.06% 10/18/54 (h)(o)		321,000	276,307
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		284,999	11,400
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		135,357	20,304
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (h)(o)		2,852,000	1,996,400
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (h)(o)		3,114,000	2,491,200
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (o)		205,017	30,753
Series 2006-1A Class C2, 0.8725% 12/20/54 (h)(o)		6,523,000	978,450
Series 2006-2 Class C1, 0.7425% 12/20/54 (o)		5,398,000	647,760
Series 2006-3 Class C2, 0.7725% 12/20/54 (o)		1,124,000	134,880
Series 2006-4:
Class B1, 0.3625% 12/20/54 (o)		4,521,000	1,582,350
Class C1, 0.6525% 12/20/54 (o)		2,767,000	415,050
Class M1, 0.4425% 12/20/54 (o)		1,190,000	214,200
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (o)		2,234,000	268,080
Class 1M1, 0.4225% 12/20/54 (o)		1,493,000	268,740
Class 2C1, 0.7025% 12/20/54 (o)		1,015,000	121,800
Class 2M1, 0.5225% 12/20/54 (o)		1,917,000	345,060
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (o)		2,654,000	398,100
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (o)		430,241	54,256
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (o)		364,675	261,569
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (o)		911,900	614,425
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (o)		414,160	219,004
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (h)(o)		919,000	856,876
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (o)		233,053	76,762
Series 2005-1 Class M4, 1.0156% 4/25/35 (o)		25,075	2,431
Series 2005-3 Class A1, 0.5056% 8/25/35 (o)		582,542	271,205
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (o)		$ 245,186	$ 252,658
Class A3, 5.447% 6/12/47 (o)		3,606,000	3,191,076
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (o)		2,600,000	1,934,562
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (o)		1,377,040	1,229,030
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (o)		3,416,420	3,005,617
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (o)		2,495,913	2,170,233
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (o)		4,232,458	3,718,055
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		65,058	64,850
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49		857,000	744,505
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (h)(o)		435,898	203,407
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.5056% 4/25/36 (o)		19,897,965	9,093,587
Series 2006-5 Class A1A, 0.4556% 7/25/36 (o)		15,949,841	7,223,635
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (o)		54,918	30,840
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (o)		4,656,446	1,600,129
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34		641,980	474,139
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (o)		547,000	8,600
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (o)		9,254,596	4,087,770
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (h)(o)		251,984	141,850
Class C, 0.4628% 6/15/22 (h)(o)		1,559,607	655,035
Class D, 0.4728% 6/15/22 (h)(o)		600,006	168,002
Class E, 0.4828% 6/15/22 (h)(o)		959,771	211,150
Class F, 0.5128% 6/15/22 (h)(o)		1,545,171	309,034
Class G, 0.5828% 6/15/22 (h)(o)		359,765	57,562
Class H, 0.6028% 6/15/22 (h)(o)		720,211	100,830
Class J, 0.6428% 6/15/22 (h)(o)		840,246	100,830
Class TM, 0.7728% 6/15/22 (h)(o)		749,721	524,805
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (o)		$ 752,020	$ 540,689
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (o)		1,043,420	4,234
Series 2004-A4 Class A1, 3.3459% 8/25/34 (o)		2,774,480	2,487,736
Series 2005-A2 Class A7, 4.4821% 2/25/35 (o)		2,934,000	2,236,483
Series 2006-A6 Class A4, 5.364% 10/25/33 (o)		2,075,451	1,784,872
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		90,000	74,018
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (o)		8,143,000	7,848,077
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (o)		2,942,913	1,973,285
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (o)		2,994,072	132,578
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (o)		2,253,000	1,775,223
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (o)		522,174	391,631
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (o)		3,911,229	3,061,429
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (h)(o)		2,522,055	1,286,089
Class B6, 3.1256% 7/10/35 (h)(o)		562,326	261,369
Series 2004-A:
Class B4, 1.4756% 2/10/36 (h)(o)		759,342	304,952
Class B5, 1.9756% 2/10/36 (h)(o)		506,179	190,121
Series 2004-B:
Class B4, 1.3756% 2/10/36 (h)(o)		600,359	192,655
Class B5, 1.8256% 2/10/36 (h)(o)		438,056	126,817
Class B6, 2.2756% 2/10/36 (h)(o)		155,201	38,319
Series 2004-C:
Class B4, 1.2256% 9/10/36 (h)(o)		795,078	261,740
Class B5, 1.6256% 9/10/36 (h)(o)		883,838	255,164
Class B6, 2.0256% 9/10/36 (h)(o)		162,504	37,132
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 2.21% 1/25/46 (o)		17,168,158	8,938,176
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		1,364,758	1,207,460
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.: - continued
sequential payer:
Series 2004-SL3 Class A1, 7% 8/25/16		$ 132,998	$ 117,719
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (o)		242,095	152,926
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (h)(o)		484,455	343,161
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.6228% 2/15/39 (h)(o)		491,263	9,531
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (h)(o)		4,483	4,483
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	216,530
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (o)		46,315	31,216
Series 2004-7 Class A3B, 1.535% 7/20/34 (o)		29,826	17,352
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (o)		329,919	5,296
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4556% 7/25/46 (o)		31,752,186	14,422,707
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (h)(o)		82,957	39,687
Series 2003-15A Class 4A, 5.4571% 4/25/33 (o)		942,819	785,026
Series 2003-20 Class 1A1, 5.5% 7/25/33		834,861	716,783
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (o)		3,273,627	1,555,068
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (o)		61,274	59,843
Series 2003-AR8 Class A, 4.1135% 8/25/33 (o)		1,413,353	1,266,522
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (o)		3,837,638	3,050,175
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		261,788	26,179
Series 2004-EE Class 2A2, 3.5361% 12/25/34 (o)		1,324,779	1,130,135
Series 2004-H Class A1, 4.5272% 6/25/34 (o)		3,033,132	2,688,439
Series 2004-T Class A1, 3.954% 9/25/34 (o)		750,592	641,208
Series 2004-W Class A9, 4.5277% 11/25/34 (o)		3,483,000	2,497,399
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (o)		3,084,587	2,812,606
Series 2005-AR12:
Class 2A5, 4.046% 7/25/35 (o)		9,260,000	7,435,051
Class 2A6, 4.046% 7/25/35 (o)		1,347,136	1,166,742
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2:
Class 1A2, 4.6417% 3/25/35 (o)		$ 4,497,038	$ 2,684,126
Class 2A2, 4.57% 3/25/35		3,803,089	3,294,572
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (o)		2,299,990	1,918,695
TOTAL PRIVATE SPONSOR			216,138,035
U.S. Government Agency - 0.5%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		520,386	556,951
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	51,036,932
Freddie Mac Multi-class participation certificates guaranteed sequential payer Series 2528 Class HN, 5% 11/15/17		5,515,000	5,801,853
TOTAL U.S. GOVERNMENT AGENCY			57,395,736
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $267,698,729)			273,533,771
Commercial Mortgage Securities - 6.1%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.0776% 2/14/29 (h)(o)		750,000	637,500
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	216,458
Class B2, 7.525% 4/14/29		1,494,104	1,389,517
Class B5, 7.525% 4/14/29		129,000	21,644
Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (o)		2,225,000	2,012,067
Class A2, 6.9094% 2/14/43 (o)		1,399,000	1,519,717
Class A3, 6.9594% 2/14/43 (o)		1,510,000	1,635,101
Class A5, 7.0294% 2/14/43 (o)		239,000	230,879
Class A7, 7.5194% 2/14/43 (o)		795,000	676,352
Class PS1, 1.556% 2/14/43 (o)(q)		7,268,874	255,750
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (o)		2,221,000	2,190,007
Series 2006-4 Class A1, 5.363% 7/10/46 (o)		1,005,907	1,022,458
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47		$ 1,335,323	$ 1,357,912
Class A2, 5.317% 9/10/47		7,342,000	7,349,053
Class A3, 5.39% 9/10/47		2,653,000	2,544,840
Series 2006-6 Class A3, 5.369% 12/10/16		3,804,000	3,233,598
Series 2007-2 Class A1, 5.421% 4/10/49		679,114	691,190
Series 2007-4 Class A3, 5.8115% 2/10/51 (o)		1,897,000	1,765,851
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	141,752
Series 2007-3:
Class A3, 5.6581% 6/10/49 (o)		3,176,000	2,677,733
Class A4, 5.6581% 6/10/49 (o)		3,965,000	3,037,403
Series 2008-1 Class D, 6.2089% 2/10/51 (h)(o)		125,000	17,813
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32		465,357	472,501
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	3,577,859
Series 2002-2 Class F, 5.487% 7/11/43		415,000	356,152
Series 2004-2:
Class A2, 3.52% 11/10/38		19,263	19,248
Class A3, 4.05% 11/10/38		2,573,000	2,573,028
Class A4, 4.153% 11/10/38		2,412,000	2,350,334
Series 2004-4 Class A3, 4.128% 7/10/42		798,236	801,284
Series 2005-1 Class A3, 4.877% 11/10/42		7,211,322	7,203,440
Series 2006-1 Class A1, 5.219% 9/10/45 (o)		2,516,715	2,549,606
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	4,015,552
Series 2001-3 Class H, 6.562% 4/11/37 (h)		1,062,000	1,013,348
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)		474,000	312,461
Class K, 6.15% 5/11/35 (h)		885,000	680,213
Series 2002-2 Class XP, 2.0377% 7/11/43 (h)(o)(q)		1,521,141	9,079
Series 2003-2 Class XP, 0.4553% 3/11/41 (h)(o)(q)		21,044,399	69,375
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	69,523
Series 2004-5 Class G, 5.2246% 11/10/41 (h)(o)		135,000	34,896
Series 2005-3 Series A3B, 5.09% 7/10/43 (o)		5,908,000	5,658,774
Series 2005-6 Class A3, 5.1791% 9/10/47 (o)		3,423,000	3,304,168
Series 2007-1 Class B, 5.543% 1/15/49		1,146,000	244,729
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5328% 3/15/22 (h)(o)		390,000	241,800
Class C, 0.5828% 3/15/22 (h)(o)		817,000	473,860
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1: - continued
Class D, 0.6328% 3/15/22 (h)(o)		$ 826,000	$ 454,300
Class E, 0.6728% 3/15/22 (h)(o)		684,000	355,680
Class F, 0.7428% 3/15/22 (h)(o)		615,784	307,892
Class G, 0.8028% 3/15/22 (h)(o)		399,119	179,604
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (h)(o)		1,222,000	818,740
Class D, 0.4828% 10/15/19 (h)(o)		1,494,000	896,400
Class E, 0.5128% 10/15/19 (h)(o)		1,385,000	761,750
Class F, 0.5828% 10/15/19 (h)(o)		3,150,730	1,575,365
Class G, 0.6028% 10/15/19 (h)(o)		1,245,579	560,511
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (h)(o)		96,922	48,461
Series 2004-1:
Class A, 0.6256% 4/25/34 (h)(o)		1,662,128	1,180,111
Class B, 2.1656% 4/25/34 (h)(o)		186,348	74,539
Class M1, 0.8256% 4/25/34 (h)(o)		149,617	88,274
Class M2, 1.4656% 4/25/34 (h)(o)		138,226	69,113
Series 2004-2:
Class A, 0.6956% 8/25/34 (h)(o)		1,290,997	903,698
Class M1, 0.8456% 8/25/34 (h)(o)		217,311	108,655
Series 2004-3:
Class A1, 0.6356% 1/25/35 (h)(o)		2,795,225	1,816,897
Class A2, 0.6856% 1/25/35 (h)(o)		401,112	248,689
Class M1, 0.7656% 1/25/35 (h)(o)		482,521	246,086
Class M2, 1.2656% 1/25/35 (h)(o)		223,590	98,379
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (h)(o)		2,167,419	1,415,325
Class M1, 0.6956% 8/25/35 (h)(o)		107,940	43,867
Class M2, 0.7456% 8/25/35 (h)(o)		178,029	66,476
Class M3, 0.7656% 8/25/35 (h)(o)		98,498	33,972
Class M4, 0.8756% 8/25/35 (h)(o)		90,418	29,323
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (h)(o)		802,116	540,947
Class A2, 0.6656% 11/25/35 (h)(o)		794,894	476,936
Class M1, 0.7056% 11/25/35 (h)(o)		94,870	39,229
Class M2, 0.7556% 11/25/35 (h)(o)		120,448	46,866
Class M3, 0.7756% 11/25/35 (h)(o)		107,798	39,260
Class M4, 0.8656% 11/25/35 (h)(o)		134,306	46,819
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (h)(o)		1,872,885	1,123,731
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A: - continued
Class B1, 1.6656% 1/25/36 (h)(o)		$ 161,849	$ 43,699
Class M1, 0.7156% 1/25/36 (h)(o)		604,156	283,953
Class M2, 0.7356% 1/25/36 (h)(o)		181,247	79,749
Class M3, 0.7656% 1/25/36 (h)(o)		264,697	108,526
Class M4, 0.8756% 1/25/36 (h)(o)		146,392	54,165
Class M5, 0.9156% 1/25/36 (h)(o)		146,392	48,309
Class M6, 0.9656% 1/25/36 (h)(o)		155,484	45,091
Series 2006-1:
Class A2, 0.6256% 4/25/36 (h)(o)		282,456	161,932
Class M1, 0.6456% 4/25/36 (h)(o)		101,023	40,874
Class M2, 0.6656% 4/25/36 (h)(o)		106,737	40,624
Class M3, 0.6856% 4/25/36 (h)(o)		91,839	33,282
Class M4, 0.7856% 4/25/36 (h)(o)		52,042	18,043
Class M5, 0.8256% 4/25/36 (h)(o)		50,511	16,628
Class M6, 0.9056% 4/25/36 (h)(o)		100,716	31,121
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (h)(o)		5,170,709	3,471,614
Class A2, 0.5456% 7/25/36 (h)(o)		255,813	148,653
Class B1, 1.1356% 7/25/36 (h)(o)		95,780	27,690
Class B3, 2.9656% 7/25/36 (h)(o)		144,709	36,322
Class M1, 0.5756% 7/25/36 (h)(o)		268,401	108,864
Class M2, 0.5956% 7/25/36 (h)(o)		189,370	72,207
Class M3, 0.6156% 7/25/36 (h)(o)		157,078	56,878
Class M4, 0.6856% 7/25/36 (h)(o)		106,069	36,657
Class M5, 0.7356% 7/25/36 (h)(o)		130,369	42,748
Class M6, 0.8056% 7/25/36 (h)(o)		194,514	59,988
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (h)(o)		167,988	25,198
Class B2, 1.6156% 10/25/36 (h)(o)		121,163	15,145
Class B3, 2.8656% 10/25/36 (h)(o)		197,173	25,633
Class M4, 0.6956% 10/25/36 (h)(o)		185,658	42,701
Class M5, 0.7456% 10/25/36 (h)(o)		222,259	44,452
Class M6, 0.8256% 10/25/36 (h)(o)		435,052	78,309
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (h)(o)		968,260	650,090
Class A2, 0.5356% 12/25/36 (h)(o)		4,926,756	2,290,449
Class B1, 0.9656% 12/25/36 (h)(o)		150,639	32,704
Class B2, 1.5156% 12/25/36 (h)(o)		153,546	30,157
Class B3, 2.7156% 12/25/36 (h)(o)		261,479	45,916
Class M1, 0.5556% 12/25/36 (h)(o)		315,162	105,611
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A: - continued
Class M2, 0.5756% 12/25/36 (h)(o)		$ 210,108	$ 65,617
Class M3, 0.6056% 12/25/36 (h)(o)		213,047	62,785
Class M4, 0.6656% 12/25/36 (h)(o)		254,921	70,919
Class M5, 0.7056% 12/25/36 (h)(o)		234,351	61,213
Class M6, 0.7856% 12/25/36 (h)(o)		210,108	50,783
Series 2007-1:
Class A2, 0.5356% 3/25/37 (h)(o)		1,068,467	523,549
Class B1, 0.9356% 3/25/37 (h)(o)		339,945	61,190
Class B2, 1.4156% 3/25/37 (h)(o)		246,478	36,972
Class B3, 3.6156% 3/25/37 (h)(o)		674,903	80,988
Class M1, 0.5356% 3/25/37 (h)(o)		299,112	113,663
Class M2, 0.5556% 3/25/37 (h)(o)		223,403	71,489
Class M3, 0.5856% 3/25/37 (h)(o)		198,128	59,438
Class M4, 0.6356% 3/25/37 (h)(o)		159,231	42,992
Class M5, 0.6856% 3/25/37 (h)(o)		248,562	59,655
Class M6, 0.7656% 3/25/37 (h)(o)		348,004	74,821
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (h)(o)		930,321	539,586
Class A2, 0.5856% 7/25/37 (h)(o)		869,259	408,552
Class B1, 1.8656% 7/25/37 (h)(o)		267,708	38,818
Class B2, 2.5156% 7/25/37 (h)(o)		231,774	31,290
Class B3, 3.6156% 7/25/37 (h)(o)		260,583	33,876
Class M1, 0.6356% 7/25/37 (h)(o)		305,235	106,832
Class M2, 0.6756% 7/25/37 (h)(o)		166,793	50,038
Class M3, 0.7556% 7/25/37 (h)(o)		169,119	42,280
Class M4, 0.9156% 7/25/37 (h)(o)		333,898	66,780
Class M5, 1.0156% 7/25/37 (h)(o)		294,338	52,981
Class M6, 1.2656% 7/25/37 (h)(o)		373,201	55,980
Series 2007-3:
Class A2, 0.5556% 7/25/37 (h)(o)		998,714	492,566
Class B1, 1.2156% 7/25/37 (h)(o)		242,744	48,063
Class B2, 1.8656% 7/25/37 (h)(o)		607,457	103,450
Class B3, 4.2656% 7/25/37 (h)(o)		322,706	47,535
Class M1, 0.5756% 7/25/37 (h)(o)		216,912	81,494
Class M2, 0.6056% 7/25/37 (h)(o)		232,489	81,023
Class M3, 0.6356% 7/25/37 (h)(o)		366,346	120,015
Class M4, 0.7656% 7/25/37 (h)(o)		575,218	167,561
Class M5, 0.8656% 7/25/37 (h)(o)		298,365	73,189
Class M6, 1.0656% 7/25/37 (h)(o)		227,512	52,714
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (h)(o)		$ 344,457	$ 44,779
Class B2, 3.7156% 9/25/37 (h)(o)		1,253,246	150,390
Class M1, 1.2156% 9/25/37 (h)(o)		331,221	82,805
Class M2, 1.3156% 9/25/37 (h)(o)		331,221	69,556
Class M4, 1.8656% 9/25/37 (h)(o)		847,151	144,016
Class M5, 2.0156% 9/25/37 (h)(o)		847,151	127,073
Class M6, 2.2156% 9/25/37 (h)(o)		848,796	114,587
Series 2004-1 Class IO, 1.25% 4/25/34 (h)(q)		5,427,381	84,124
Series 2007-5A Class IO, 1.5496% 10/25/37 (h)(q)		11,709,110	1,006,983
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (h)(o)		805,386	386,585
Class H, 0.9228% 3/15/19 (h)(o)		541,917	233,024
Class J, 1.1228% 3/15/19 (h)(o)		407,118	154,705
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (h)(o)		655,330	326,865
Class E, 0.5728% 3/15/22 (h)(o)		3,414,157	1,581,741
Class F, 0.6228% 3/15/22 (h)(o)		2,094,922	895,715
Class G, 0.6728% 3/15/22 (h)(o)		537,549	210,080
Class H, 0.8228% 3/15/22 (h)(o)		655,330	236,194
Class J, 0.9728% 3/15/22 (h)(o)		655,330	183,659
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		1,077,307	1,105,333
Series 2004-PWR3 Class A3, 4.487% 2/11/41		2,360,280	2,377,226
Series 2006-PW14 Class A4, 5.201% 12/11/38		2,458,000	2,190,846
Series 2006-T24 Class A1, 4.905% 10/12/41 (o)		2,069,276	2,100,594
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (o)		1,112,000	954,602
Series 2007-PW17 Class A1, 5.282% 6/11/50		1,153,851	1,163,525
Series 2007-T26 Class A1, 5.145% 1/12/45 (o)		653,324	658,356
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		60,000	42,138
Class I, 5.64% 2/14/31 (h)		170,000	34,000
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (h)(o)(q)		17,823,235	145,078
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	6,355,790
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (h)(o)(q)		27,676,813	568,839
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (o)		$ 320,583	$ 324,773
Class A4, 5.4634% 4/12/38 (o)		237,000	224,790
Series 2007-BBA8:
Class K, 1.4728% 3/15/22 (h)(o)		105,000	39,277
Class L, 2.1728% 3/15/22 (h)(o)		214,000	42,824
Series 2007-PW15 Class A1, 5.016% 2/11/44		575,172	578,281
Series 2007-PW16:
Class B, 5.713% 6/11/40 (h)		304,000	88,226
Class C, 5.713% 6/11/40 (h)		255,000	63,794
Class D, 5.713% 6/11/40 (h)		255,000	61,241
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (h)(o)(q)		189,567,064	2,550,265
Series 2007-T28:
Class A1, 5.422% 9/11/42		333,790	339,448
Class X2, 0.1821% 9/11/42 (h)(o)(q)		95,248,962	634,853
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (h)(o)		1,037,593	536,820
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)		2,235,000	2,184,748
Class XCL, 2.3511% 5/15/35 (h)(o)(q)		30,719,812	1,137,702
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	496,741
Series 1998-2 Class J, 6.39% 11/18/30 (h)		490,739	78,420
Series 1999-2:
Class E, 7.734% 1/15/32		763,000	760,677
Class F, 7.734% 1/15/32		413,000	410,920
Series 2001-245 Class A2, 6.275% 2/12/16 (h)(o)		1,932,000	2,014,925
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (h)(o)		678,000	203,400
Class G, 0.6028% 11/15/36 (h)(o)		542,222	151,822
Class H, 0.6428% 11/15/36 (h)(o)		433,548	108,387
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	8,966,889
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)		3,233,000	1,131,550
Series 2006-FL2 Class CNP3, 1.4728% 8/16/21 (h)(o)		5,089,327	1,526,798
Series 2007-C6:
Class A1, 5.622% 12/10/49 (o)		11,857,201	12,139,543
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup Commercial Mortgage Trust: - continued
Series 2007-C6: - continued
Class A4, 5.6994% 12/10/49 (o)		$ 4,303,000	$ 3,740,469
Series 2007-FL3A Class A2, 0.4128% 4/15/22 (h)(o)		6,878,000	4,126,800
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (o)		11,229,000	10,022,092
Series 2007-CD4:
Class A1, 4.977% 12/11/49		516,532	522,494
Class A2A, 5.237% 12/11/49		11,693,000	11,619,039
Class A3, 5.293% 12/11/49		1,852,000	1,718,520
Class C, 5.476% 12/11/49		3,581,000	268,575
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (o)	CAD	138,000	46,273
Class G, 5.01% 5/15/44 (o)	CAD	30,000	9,044
Class H, 5.01% 5/15/44 (o)	CAD	20,000	5,354
Class J, 5.01% 5/15/44 (o)	CAD	20,000	4,903
Class K, 5.01% 5/15/44 (o)	CAD	10,000	2,163
Class L, 5.01% 5/15/44 (o)	CAD	36,000	6,924
Class M, 5.01% 5/15/44 (o)	CAD	165,000	31,877
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48		303,620	304,726
Series 2007-C2 Class A1, 5.064% 4/15/47 (o)		275,982	279,884
Series 2007-C3 Class A3, 5.8202% 5/15/46 (o)		1,902,000	1,735,995
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	970,020
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (h)(o)		4,261,000	2,513,990
Class C, 0.5428% 4/15/17 (h)(o)		1,531,000	887,123
Class D, 0.5828% 4/15/17 (h)(o)		950,056	498,513
Class E, 0.6428% 4/15/17 (h)(o)		302,445	145,642
Class F, 0.6828% 4/15/17 (h)(o)		171,562	77,622
Class G, 0.8228% 4/15/17 (h)(o)		171,562	72,070
Class H, 0.8928% 4/15/17 (h)(o)		171,562	70,340
Class J, 1.1228% 4/15/17 (h)(o)		131,565	52,626
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (h)(o)		3,000,607	1,455,084
Class D, 0.6128% 11/15/17 (h)(o)		156,045	82,837
Class E, 0.6628% 11/15/17 (h)(o)		554,751	281,026
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11: - continued
Class F, 0.7228% 11/15/17 (h)(o)		$ 384,344	$ 185,869
Class G, 0.7728% 11/15/17 (h)(o)		266,408	123,002
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (h)(o)		2,710,000	1,367,710
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (o)		179,000	179,764
Series 2006-C8:
Class A1, 5.11% 12/10/46		105,470	106,105
Class A3, 5.31% 12/10/46		5,420,000	4,889,105
Series 2006-CN2A Class A2FX, 5.449% 2/5/19		3,216,000	3,111,506
Series 2007-C9 Class A4, 5.8162% 12/10/49 (o)		4,209,000	3,699,816
Series 2001-J1A Class F, 6.958% 2/14/34 (h)		500,000	478,009
Series 2001-J2A Class F, 7.0309% 7/16/34 (h)(o)		190,000	102,113
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (h)(o)(q)		4,283,991	47,898
Series 2006-C8:
Class B, 5.44% 12/10/46		3,294,000	946,411
Class XP, 0.4956% 12/10/46 (o)(q)		23,582,327	359,923
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (h)		137,515	136,953
Class G, 6.21% 7/15/31 (h)		500,000	448,428
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (h)(o)		196,930	182,160
Commercial Mortgage Asset Trust:
sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (o)		653,771	656,803
Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	310,805
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39		784,254	797,395
Class AJ, 5.373% 12/15/39		3,852,000	1,450,630
Series 2007-C2:
Class A1, 5.269% 1/15/49		170,024	172,617
Class A2, 5.448% 1/15/49 (o)		10,150,000	10,035,368
Class A3, 5.542% 1/15/49 (o)		3,804,000	2,768,511
Series 2007-C3:
Class A1, 5.664% 6/15/39 (o)		386,585	394,408
Class A4, 5.7229% 6/15/39 (o)		1,144,000	837,954
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust: - continued
Series 2006-C4 Class AAB, 5.439% 9/15/39		$ 10,824,000	$ 10,493,414
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (o)(q)		14,987,177	317,379
Series 2007-C5 Class A4, 5.695% 9/15/40 (o)		1,722,000	1,267,383
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (h)(o)		6,783,000	1,695,750
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62		2,126,346	2,173,119
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,915,814
Series 2002-CP5 Class A1, 4.106% 12/15/35		176,825	179,702
Series 2004-C1:
Class A3, 4.321% 1/15/37		641,398	648,292
Class A4, 4.75% 1/15/37		884,000	862,233
Series 1997-C2 Class F, 7.46% 1/17/35 (o)		929,000	950,471
Series 1998-C1:
Class D, 7.17% 5/17/40		1,989,251	2,054,648
Class H, 6% 5/17/40 (h)		130,000	11,516
Series 1999-C1 Class E, 8.1143% 9/15/41 (o)		1,966,000	1,959,013
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (o)(q)		5,525,382	88,447
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (h)(o)(q)		17,735,233	527,863
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		190,000	157,892
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	74,231
Class J, 4.231% 5/15/38 (h)		300,000	84,612
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (h)(o)(q)		13,482,059	60,428
Series 2006-C1 Class A3, 5.5509% 2/15/39 (o)		10,043,000	9,803,904
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (h)(o)		721,000	324,450
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (h)(o)		1,864,711	708,590
0.5428% 2/15/22 (h)(o)		665,993	199,798
Class F, 0.5928% 2/15/22 (h)(o)		1,331,815	359,590
Class L, 2.1728% 2/15/22 (h)(o)		100,000	10,000
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40		201,852	205,656
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1: - continued
Class A2, 5.268% 2/15/40		$ 18,300,000	$ 18,043,904
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (o)(q)		37,268,901	533,970
Class B, 5.487% 2/15/40 (h)(o)		2,907,000	421,515
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class A1, 0.4628% 5/15/23 (h)(o)		218,078	183,263
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	200,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	198,000
DLJ Commercial Mortgage Corp.:
sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33		5,238,656	5,352,562
Series 1998-CG1 Class B4, 7.2288% 6/10/31 (h)(o)		891,000	905,588
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7458% 4/29/39 (h)(o)		15,051	14,900
First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-C4 Class C, 7.793% 12/15/31 (h)		367,000	367,953
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		679,000	612,063
Class G, 6.936% 3/15/33 (h)		1,252,000	1,055,974
Class H, 7.039% 3/15/33 (h)		50,000	38,577
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(o)		361,000	261,675
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		600,000	462,000
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2000-1 Class A2, 6.496% 1/15/33		462,528	465,508
Series 2007-C1 Class A4, 5.543% 12/10/49		9,454,000	6,839,260
Series 2001-1 Class X1, 1.0483% 5/15/33 (h)(o)(q)		19,666,775	275,858
Series 2001-3 Class C, 6.51% 6/10/38		287,000	275,379
Series 2002-1A Class H, 7.1598% 12/10/35 (h)(o)		55,000	41,497
Series 2004-C1 Class X2, 1.3053% 11/10/38 (h)(o)(q)		12,910,449	173,076
Series 2005-C1 Class B, 4.846% 6/10/48 (o)		543,000	174,128
Series 2007-C1 Class XP, 0.2088% 12/10/49 (o)(q)		41,031,460	293,999
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		$ 489,765	$ 69,430
Series 1997-C2:
Class F, 6.75% 4/15/29 (o)		1,100,000	1,036,221
Class G, 6.75% 4/15/29 (o)		500,000	257,287
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		500,000	399,469
Series 1999-C2I Class K, 6.481% 9/15/33 (r)		285,000	15,727
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		226,000	206,489
Class K, 6.974% 8/15/36 (h)		427,000	120,570
Series 2000-C1:
Class G, 7% 3/15/33 (h)		120,000	111,365
Class H, 7% 3/15/33 (h)		100,000	77,111
Class K, 7% 3/15/33		90,000	52,047
Series 2002-C3 Class B, 5.101% 7/10/39		235,000	231,120
Series 2003-C3 Class X2, 0.8723% 12/10/38 (h)(o)(q)		14,806,897	108,518
Series 2005-C1 Class X2, 0.6559% 5/10/43 (o)(q)		10,367,371	128,707
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (h)(o)		715,000	330,015
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36		1,214,000	1,223,465
Series 2007-GG11:
Class A1, 5.358% 12/10/49		2,065,293	2,100,531
Class A2, 5.597% 12/10/49		3,804,000	3,658,408
Series 2007-GG9:
Class A1, 5.233% 3/10/39		520,760	528,905
Class A4, 5.444% 3/10/39		5,530,000	4,718,465
Series 2002-C1 Class H, 5.903% 1/11/35 (h)		86,000	64,019
Series 2003-C1 Class XP, 2.2423% 7/5/35 (h)(o)(q)		7,814,659	118,254
Series 2003-C2:
Class J, 5.234% 1/5/36 (h)(o)		250,000	92,372
Class XP, 1.1772% 1/5/36 (h)(o)(q)		17,800,000	154,217
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (h)(o)(q)		38,005,737	639,614
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (o)		5,013,000	4,763,268
Class A4, 5.9166% 7/10/38 (o)		9,540,000	8,330,655
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (h)(q)		47,931,734	516,488
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (h)(o)		$ 96,000	$ 71,040
Class D, 0.5556% 6/6/20 (h)(o)		453,000	240,090
Class E, 0.6456% 6/6/20 (h)(o)		526,000	268,260
Class F, 0.7156% 6/6/20 (h)(o)		835,001	384,100
Class J, 2.0256% 6/6/20 (h)(o)		250,000	12,500
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (h)(o)		1,994,000	1,515,440
Class D, 0.6456% 3/6/20 (h)(o)		4,004,000	3,003,000
Class F, 0.7556% 3/6/20 (h)(o)		164,000	119,720
Class G, 0.7956% 3/6/20 (h)(o)		81,000	58,320
Class H, 0.9256% 3/6/20 (h)(o)		60,000	41,400
Class J, 1.1256% 3/6/20 (h)(o)		86,000	57,620
Class L, 1.5756% 3/1/20 (h)(o)		400,000	248,000
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	587,821
Series 1997-GL Class G, 7.5095% 7/13/30 (o)		851,849	898,530
Series 1998-GLII Class G, 7.751% 4/13/31 (h)(o)		600,000	429,270
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (h)(o)		350,000	122,500
Series 2001-LIBA Class C, 6.733% 2/14/16 (h)		941,000	1,009,886
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (h)(o)(q)		43,030,049	670,107
Series 2006-GG6 Class A2, 5.506% 4/10/38 (o)		11,153,000	11,204,444
Series 2006-RR2:
Class M, 5.6937% 6/1/46 (h)(o)		100,000	2,000
Class N, 5.6937% 6/1/46 (h)(o)		100,000	2,000
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		2,852,000	2,833,260
Series 2007-GG10:
Class A1, 5.69% 8/10/45		736,720	755,076
Class A2, 5.778% 8/10/45		13,561,000	13,516,660
Class A4, 5.8051% 8/10/45 (o)		5,590,000	4,370,013
Series 2007-GG10 Class B, 5.8051% 8/10/45 (o)		2,376,000	513,748
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		180,000	143,781
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (h)(o)		210,246	142,967
Class D, 5.192% 1/12/37		230,000	158,344
Series 2004-C1 Class X2, 1.1524% 1/15/38 (h)(o)(q)		3,967,109	44,538
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (h)(o)(q)		$ 4,136,691	$ 54,051
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2004-FL1A Class B, 0.5428% 4/16/19 (h)(o)		1,057,055	898,497
Series 2005-FL1A Class A2, 0.4528% 2/15/19 (h)(o)		1,447,000	1,287,185
Series 2006-FLA2:
Class A2, 0.4028% 11/15/18 (h)(o)		10,000,000	6,067,143
Class B, 0.4428% 11/15/18 (h)(o)		1,592,243	845,469
Class C, 0.4828% 11/15/18 (h)(o)		1,131,245	577,952
Class D, 0.5028% 11/15/18 (h)(o)		344,601	149,497
Class E, 0.5528% 11/15/18 (h)(o)		497,106	215,295
Class F, 0.6028% 11/15/18 (h)(o)		744,295	313,802
Class G, 0.6328% 11/15/18 (h)(o)		646,729	277,185
Class H, 0.7728% 11/15/18 (h)(o)		497,106	175,715
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (o)		5,657,000	5,104,259
Series 2006-CB15 Class A3, 5.819% 6/12/43 (o)		2,864,000	2,648,638
Series 2006-CB17 Class A4, 5.429% 12/12/43		6,150,000	5,528,014
Series 2006-LDP8 Class A4, 5.399% 5/15/45		1,210,000	1,005,093
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (o)		903,000	855,587
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (o)		6,670,000	5,523,473
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (o)		5,340,000	5,332,368
Class A4, 5.7978% 6/15/49 (o)		2,823,000	2,387,597
Series 2007-LDP10 Class A1, 5.122% 1/15/49		189,407	192,178
Series 2007-LDPX Class A3, 5.412% 1/15/49		5,234,000	4,393,372
Series 2004-CBX Class D, 5.097% 1/12/37 (o)		65,000	40,950
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (o)		1,711,000	376,692
Series 2004-LN2 Class D, 5.2154% 7/15/41 (o)		420,000	92,440
Series 2005-CB13 Class E, 5.3498% 1/12/43 (h)(o)		963,000	163,804
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	10,654,517
Series 2006-CB15 Class A4, 5.814% 6/12/43 (o)		15,465,000	14,168,145
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	513,357
Series 2007-CB19:
Class B, 5.7442% 2/12/49		165,000	47,886
Class C, 5.7462% 2/12/49		424,000	106,071
Class D, 5.7462% 2/12/49		447,000	107,351
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (o)		$ 364,000	$ 85,625
Class CS, 5.466% 1/15/49 (o)		157,000	35,332
Class ES, 5.5454% 1/15/49 (h)(o)		983,000	120,594
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,590,000	1,539,150
Series 2000-C9 Class G, 6.25% 10/15/32 (h)		783,000	775,615
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30		2,057,189	2,113,203
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		503,000	479,108
Series 2007-C3:
Class F, 5.9498% 7/15/44 (o)		377,000	38,295
Class G, 6.1497% 7/15/44 (h)(o)		666,000	62,724
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10		2,733,397	2,765,082
Series 2001-C2 Class A2, 6.653% 11/15/27		367,000	384,123
Series 2001-C3 Class A1, 6.058% 6/15/20		134,754	137,888
Series 2006-C1:
Class A2, 5.084% 2/15/31		913,000	911,798
Class A4, 5.156% 2/15/31		722,000	649,506
Series 2006-C3 Class A1, 5.478% 3/15/39		162,865	165,147
Series 2006-C6:
Class A1, 5.23% 9/15/39		277,087	281,848
Class A2, 5.262% 9/15/39 (o)		11,694,000	11,747,095
Series 2006-C7:
Class A1, 5.279% 11/15/38		940,981	959,398
Class A2, 5.3% 11/15/38		2,092,000	2,085,681
Class A3, 5.347% 11/15/38		1,417,000	1,248,696
Series 2007-C1:
Class A1, 5.391% 2/15/40 (o)		290,501	295,938
Class A3, 5.398% 2/15/40		10,000,000	9,591,423
Class A4, 5.424% 2/15/40		244,000	185,209
Series 2007-C2:
Class A1, 5.226% 2/15/40		271,670	276,115
Class A3, 5.43% 2/15/40		917,000	703,989
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	9,931,078
Series 2000-C3 Class B, 7.95% 3/15/32		545,000	552,154
Series 2000-C5 Class E, 7.29% 12/15/32		134,000	132,655
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,814,157
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7 Class D, 6.514% 11/15/33		$ 2,092,000	$ 1,962,333
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(o)		86,000	61,356
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (h)(o)(q)		7,980,175	58,827
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(o)		165,000	66,399
Class K, 5.2529% 3/15/36 (h)(o)		500,000	101,812
Class XCP, 1.2332% 3/15/36 (h)(o)(q)		25,979,524	379,182
Series 2004-C4 Class A2, 4.567% 6/15/29 (o)		504,189	505,807
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (o)(q)		6,411,758	112,882
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (o)(q)		11,787,202	224,214
Series 2007-C1:
Class C, 5.533% 2/15/40 (o)		4,185,000	891,958
Class D, 5.563% 2/15/40 (o)		760,000	147,486
Class E, 5.582% 2/15/40 (o)		381,000	71,296
Class XCP, 0.4737% 2/15/40 (o)(q)		4,640,096	66,664
Series 2007-C6 Class A4, 5.858% 7/15/40 (o)		2,376,000	1,891,028
Series 2007-C7:
Class A3, 5.866% 9/15/45		6,219,000	5,115,157
Class XCP, 0.3054% 9/15/45 (o)(q)		156,476,796	1,839,416
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (h)		544,000	542,349
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (h)		3,105,000	2,515,050
Class C, 4.13% 11/20/37 (h)		8,205,000	5,579,400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (h)(o)		608,683	243,473
Class E, 0.5628% 9/15/21 (h)(o)		2,196,145	658,843
Class F, 0.6128% 9/15/21 (h)(o)		1,143,094	314,351
Class G, 0.6328% 9/15/21 (h)(o)		2,258,211	564,553
Class H, 0.6728% 9/15/21 (h)(o)		582,579	131,080
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,686,493
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		180,000	86,310
Class I11, 7.72% 2/26/28 (h)		100,000	37,780
Class I12, 7.72% 2/26/28 (h)		100,000	30,780
Class I9, 7.72% 2/26/28 (h)		153,200	91,414
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (o)		620,000	539,991
Series 1998-C3 Class E, 6.7944% 12/15/30 (o)		155,000	144,150
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 1999-C1 Class B, 7.71% 11/15/31		$ 330,000	$ 329,554
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (h)		395,000	375,250
Class H, 6.778% 2/3/16 (h)		315,000	299,250
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42		382,898	385,576
Series 2007-C1 Class A1, 4.533% 6/12/50		1,631,593	1,642,558
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(o)		100,000	11,282
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (o)		3,122,000	3,126,142
Series 2005-LC1 Class F, 5.3781% 1/12/44 (h)(o)		1,655,000	347,821
Series 2006-C1 Class A2, 5.6114% 5/12/39 (o)		2,680,000	2,703,823
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	33,185
Series 2007-C1 Class A4, 5.8286% 6/12/50 (o)		7,199,517	5,562,801
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	3,130,582
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (o)		887,000	731,817
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39		2,024,000	1,901,306
Series 2006-4:
Class A2, 5.112% 12/12/49 (o)		1,075,000	1,065,560
Class ASB, 5.133% 12/12/49 (o)		1,636,000	1,469,822
Series 2007-5:
Class A1, 4.275% 8/12/48		142,060	142,748
Class A3, 5.364% 8/12/48		11,417,000	9,635,978
Class A4, 5.378% 8/12/48		76,000	55,629
Class B, 5.479% 2/12/17		5,706,000	1,182,477
Series 2007-6 Class A1, 5.175% 3/12/51		167,520	170,038
Series 2007-7 Class A4, 5.7487% 6/12/50 (o)		6,656,000	4,832,620
Series 2007-8 Class A1, 4.622% 8/12/49		550,778	554,937
Series 2006-2 Class A4, 5.9092% 6/12/46 (o)		16,407,000	15,595,062
Series 2006-4 Class XP, 0.6228% 12/12/49 (o)(q)		41,659,736	890,739
Series 2007-6 Class B, 5.635% 3/12/51 (o)		1,902,000	426,230
Series 2007-7 Class B, 5.75% 6/12/50		166,000	37,762
Series 2007-8 Class A3, 5.957% 8/12/49 (o)		1,640,000	1,253,871
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (h)(o)		32,456	28,886
Class H, 0.663% 8/15/19 (h)(o)		151,000	116,270
Class J, 0.733% 8/15/19 (h)(o)		114,000	82,080
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class C, 1.473% 7/15/19 (h)(o)		$ 822,747	$ 82,275
Class F, 0.593% 7/15/19 (h)(o)		1,830,000	1,464,000
Class G, 0.633% 7/15/19 (h)(o)		1,041,000	541,320
Series 2007-XCLA Class A1, 0.473% 7/17/17 (h)(o)		2,717,034	1,494,369
Series 2007-XLCA Class B, 0.7728% 7/17/17 (h)(o)		2,408,057	120,403
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (h)(o)		1,092,000	349,440
Class D, 0.463% 10/15/20 (h)(o)		667,354	166,839
Class E, 0.523% 10/15/20 (h)(o)		834,661	166,932
Class F, 0.573% 10/15/20 (h)(o)		500,899	90,162
Class G, 0.613% 10/15/20 (h)(o)		619,188	136,221
Class H, 0.703% 10/15/20 (h)(o)		389,758	38,976
Class J, 0.853% 10/15/20 (h)(o)		444,903	35,592
Class MHRO, 0.963% 10/15/20 (h)(o)		605,197	66,572
Class MJPM, 1.273% 10/15/20 (h)(o)		190,583	17,152
Class MSTR, 0.973% 10/15/20 (h)(o)		343,918	48,148
Class NHRO, 1.163% 10/15/20 (h)(o)		918,469	82,662
Class NSTR, 1.123% 10/15/20 (h)(o)		315,384	34,692
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (h)(o)(q)		6,461,972	95,541
Series 2004-HQ3 Class A2, 4.05% 1/13/41		537,255	542,410
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		562,854	469,983
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,771,856
Series 2006-HQ10 Class A1, 5.131% 11/12/41		611,828	621,781
Series 2006-HQ8 Class A1, 5.124% 3/12/44		40,081	40,284
Series 2006-T23 Class A1, 5.682% 8/12/41		1,692,519	1,732,767
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		497,863	506,241
Class A31, 5.439% 2/12/44 (o)		964,000	895,789
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		501,383	508,260
Class A4, 5.364% 3/15/44		10,000,000	8,259,327
Series 2007-IQ14 Class A1, 5.38% 4/15/49		1,206,258	1,228,965
Series 2007-T25:
Class A1, 5.391% 11/12/49		324,312	330,650
Class A2, 5.507% 11/12/49		3,425,000	3,319,512
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (h)(o)(q)		$ 13,765,630	$ 159,293
Series 2004-IQ7 Class E, 5.4024% 6/15/38 (h)(o)		120,000	42,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (h)(o)		280,000	114,800
Series 2005-HQ7:
Class E, 5.2075% 11/14/42 (o)		75,000	22,500
Class F, 5.2075% 11/14/42 (o)		150,000	42,000
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (h)(o)(q)		23,258,465	516,354
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (h)(o)(q)		11,571,366	156,256
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (o)		2,950,000	2,864,310
Series 2006-HQ9 Class B, 5.832% 7/12/44 (o)		2,823,000	899,549
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (o)		3,157,000	3,018,394
Class A4, 5.7705% 10/15/42 (o)		570,000	487,231
Series 2006-IQ12 Class B, 5.468% 12/15/43		1,902,000	558,199
Series 2006-T23 Class A3, 5.8075% 8/12/41 (o)		972,000	910,818
Series 2007-HQ11 Class B, 5.538% 2/20/44 (o)		3,448,000	949,993
Series 2007-HQ12:
Class A2, 5.6318% 4/12/49 (o)		12,880,000	12,248,057
Series A1, 5.519% 4/12/49 (o)		799,111	815,646
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (o)		2,852,000	2,219,532
Class B, 5.914% 4/15/49		469,000	129,458
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (h)(o)		3,245,642	162,282
Class D, 0.9728% 7/17/17 (h)(o)		1,526,121	76,306
Class E, 1.0728% 7/17/17 (h)(o)		1,239,655	61,983
Morgan Stanley Dean Witter Capital I Trust:
sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31		52,634	54,812
Series 2000-PRIN Class C, 7.9238% 2/23/34 (o)		366,000	318,276
Series 2001-IQA Class F, 6.79% 12/18/32 (h)		184,900	172,876
Series 2003-TOP9 Class E, 5.7113% 11/13/36 (h)(o)		70,000	31,951
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (h)		625,000	515,625
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (h)		743,119	743,119
Class G, 5% 8/20/30 (h)		216,875	193,019
Class J, 5% 8/20/30 (h)		160,000	112,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		$ 443,666	$ 434,792
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		280,000	279,552
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	58,915
Class G, 4.456% 9/12/38 (h)	CAD	54,000	28,101
Class H, 4.456% 9/12/38 (h)	CAD	36,000	17,720
Class J, 4.456% 9/12/38 (h)	CAD	36,000	16,712
Class K, 4.456% 9/12/38 (h)	CAD	18,000	7,433
Class L, 4.456% 9/12/38 (h)	CAD	26,000	10,128
Class M, 4.456% 9/12/38 (h)	CAD	128,859	26,116
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	70,879
Class G, 4.57% 4/12/23	CAD	42,000	22,270
Class H, 4.57% 4/12/23	CAD	42,000	21,010
Class J, 4.57% 4/12/23	CAD	42,000	19,840
Class K, 4.57% 4/12/23	CAD	21,000	9,376
Class L, 4.57% 4/12/23	CAD	63,000	26,608
Class M, 4.57% 4/12/23	CAD	185,000	39,375
Salomon Brothers Mortgage Securities VII, Inc.:
sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33		3,231,464	3,319,231
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	114,613
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(o)		165,000	132,000
Class F6, 6.5% 2/18/34 (h)(o)		37,000	27,750
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (h)		182,000	180,180
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (h)(o)		83,649	75,284
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		289,140	308,329
Class F, 7.3% 10/12/34 (h)		463,000	460,955
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (h)		1,616,000	1,709,338
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8478% 9/15/09 (h)(o)		110,000	14,803
Class G, 0.8478% 9/15/09 (h)(o)		200,000	24,719
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (h)(o)		$ 1,276,330	$ 765,798
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (h)(o)		1,770,598	531,179
Class F, 0.6281% 8/11/18 (h)(o)		1,877,987	375,597
Class G, 0.6481% 8/11/18 (h)(o)		1,779,101	266,865
Class J, 0.8881% 8/11/18 (h)(o)		395,545	39,555
Series 2007-ESH Class A1, 0.7228% 6/15/19 (h)(o)		182,465	153,270
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (h)(o)		140,220	28,044
Class AP2, 1.0728% 6/15/20 (h)(o)		235,007	35,251
Class F, 0.7528% 6/15/20 (h)(o)		4,565,501	913,100
Class LXR1, 0.9728% 6/15/20 (h)(o)		233,916	46,783
Class LXR2, 1.0728% 6/15/20 (h)(o)		3,111,858	311,186
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35		624,204	633,693
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)		4,161,020	4,219,183
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,171,592
Series 2006-C27 Class A2, 5.624% 7/15/45		1,700,000	1,699,424
Series 2006-C29:
Class A1, 5.11% 11/15/48		1,107,634	1,124,912
Class A3, 5.313% 11/15/48		5,051,000	4,628,202
Series 2007-C30:
Class A1, 5.031% 12/15/43		268,755	272,188
Class A3, 5.246% 12/15/43		1,633,000	1,575,279
Class A4, 5.305% 12/15/43		8,604,000	6,883,111
Class A5, 5.342% 12/15/43		2,036,000	1,442,275
Series 2007-C31:
Class A1, 5.14% 4/15/47		277,957	281,737
Class A4, 5.509% 4/15/47		4,299,000	3,247,967
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (o)		15,568,000	15,268,237
Class A3, 5.9289% 6/15/49 (o)		3,229,000	2,519,160
Series 2003-C6 Class G, 5.125% 8/15/35 (h)		903,000	461,683
Series 2003-C8 Class XP, 0.3689% 11/15/35 (h)(o)(q)		6,481,841	30,115
Series 2003-C9 Class XP, 0.4822% 12/15/35 (h)(o)(q)		6,540,158	38,830
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (h)(o)		1,464,000	1,347,742
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C15: - continued
Class 180B, 5.3979% 10/15/41 (h)(o)		$ 666,000	$ 619,361
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	760,800
Series 2005-C22:
Class B, 5.3549% 12/15/44 (o)		4,218,000	1,265,400
Class F, 5.3549% 12/15/44 (h)(o)		3,171,000	412,230
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)		7,870,000	6,479,547
Series 2006-C29 Class E, 5.516% 11/15/48 (o)		1,902,000	237,750
Series 2007-C30:
Class B, 5.463% 12/15/43 (o)		10,505,000	1,260,600
Class C, 5.483% 12/15/43 (o)		5,706,000	627,660
Class D, 5.513% 12/15/43 (o)		3,044,000	304,400
Class XP, 0.4317% 12/15/43 (h)(o)(q)		23,390,552	353,513
Series 2007-C31 Class C, 5.693% 4/15/47 (o)		522,000	65,250
Series 2007-C32:
Class D, 5.7405% 6/15/49 (o)		1,431,000	157,410
Class E, 5.7405% 6/15/49 (o)		2,252,000	236,460
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (o)		1,259,000	973,876
Series 2007-C33 Class B, 5.9023% 2/15/51 (o)		3,198,000	495,690
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $720,589,242)			724,435,418
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34		5,600,000	5,946,304
7.55% 4/1/39		8,400,000	9,006,144
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39		3,539,000	4,310,785
TOTAL MUNICIPAL SECURITIES (Cost $17,694,232)			19,263,233
Foreign Government and Government Agency Obligations - 1.4%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,551,534	2,639,890
par 2.5% 12/31/38 (f)		2,960,000	806,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Argentine Republic: - continued
7% 3/28/11		$ 28,885,000	$ 22,859,268
7% 9/12/13		20,425,000	13,853,824
Barbados Government 7.25% 12/15/21 (h)		337,000	330,260
Brazilian Federative Republic:
6% 9/15/13		300,000	299,250
6% 1/17/17		440,000	458,920
8% 1/15/18		368,333	419,900
8.25% 1/20/34		410,000	506,350
8.75% 2/4/25		730,000	905,200
12.25% 3/6/30		880,000	1,469,600
12.75% 1/15/20		355,000	557,350
Central Bank of Nigeria promissory note 5.092% 1/5/10		140,979	79,536
Chilean Republic 7.125% 1/11/12		3,045,000	3,399,134
Colombian Republic 7.375% 9/18/37		1,830,000	1,909,605
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (h)		1,775,000	1,757,250
Dominican Republic:
2.125% 8/30/24 (o)		1,100,000	737,000
9.04% 1/23/18 (h)		2,497,452	2,335,118
9.5% 9/27/11 (Reg. S)		2,676,002	2,716,142
Ecuador Republic 5% 2/28/25		218,000	121,186
El Salvador Republic:
7.65% 6/15/35		1,265,000	1,138,500
7.75% 1/24/23 (Reg. S)		870,000	913,500
8.25% 4/10/32 (Reg. S)		375,000	360,000
8.5% 7/25/11 (Reg. S)		650,000	679,250
Gabonese Republic 8.2% 12/12/17 (h)		3,375,000	3,311,719
Georgia Republic 7.5% 4/15/13		1,570,000	1,460,100
Ghana Republic 8.5% 10/4/17 (h)		2,430,000	2,235,600
Indonesian Republic:
6.625% 2/17/37 (h)		1,475,000	1,360,688
6.875% 3/9/17 (h)		950,000	978,500
6.875% 1/17/18 (h)		1,510,000	1,547,750
7.25% 4/20/15 (h)		785,000	837,988
7.5% 1/15/16 (h)		485,000	517,738
7.75% 1/17/38 (h)		1,720,000	1,767,300
8.5% 10/12/35 (h)		650,000	728,000
8.5% 10/12/35 (Reg. S)		1,360,000	1,523,200
11.625% 3/4/19 (h)		1,845,000	2,486,138
Islamic Republic of Pakistan 7.125% 3/31/16 (h)		3,210,000	2,728,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		$ 2,420,000	$ 2,631,750
9% 5/2/14		610,000	671,000
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (o)		773,000	761,405
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (h)		560,000	627,200
Peruvian Republic 7.35% 7/21/25		1,210,000	1,331,000
Philippine Republic:
9.5% 2/2/30		440,000	563,200
10.625% 3/16/25		395,000	534,751
Polish Government 6.375% 7/15/19		1,255,000	1,339,713
Republic of Fiji 6.875% 9/13/11		715,000	670,313
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,225,000	2,217,188
Republic of Serbia 3.75% 11/1/24 (f)(h)		5,430,000	5,002,388
Russian Federation:
7.5% 3/31/30 (Reg. S)		15,697,920	16,031,501
12.75% 6/24/28 (Reg. S)		1,800,000	2,691,000
Turkish Republic:
6.75% 4/3/18		1,520,000	1,567,576
6.875% 3/17/36		3,285,000	3,141,446
7% 9/26/16		965,000	1,019,330
7.25% 3/5/38		1,350,000	1,336,500
7.375% 2/5/25		4,890,000	5,146,725
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		1,910,000	1,809,725
Ukraine Government:
6.385% 6/26/12 (h)		2,115,000	1,940,513
6.75% 11/14/17 (h)		3,665,000	3,014,463
United Mexican States:
7.5% 4/8/33		425,000	477,615
8.3% 8/15/31		420,000	511,350
Uruguay Republic 8% 11/18/22		2,106,902	2,264,920
Venezuelan Republic:
1.505% 4/20/11 (Reg. S) (o)		6,355,000	5,687,725
5.375% 8/7/10 (Reg. S)		1,275,000	1,236,750
7% 3/31/38		630,000	333,900
8.5% 10/8/14		2,690,000	2,273,050
9% 5/7/23 (Reg. S)		4,450,000	3,146,150
9.25% 9/15/27		3,375,000	2,480,625
9.375% 1/13/34		1,160,000	800,400
10.75% 9/19/13		7,830,000	7,458,075
13.625% 8/15/18		3,938,000	3,632,805
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Vietnamese Socialist Republic:
4% 3/12/28 (f)		$ 2,425,000	$ 1,770,250
6.875% 1/15/16 (h)		655,000	668,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $168,000,717)			169,526,256
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $217,134)		242,000	246,560
Convertible Preferred Stocks - 0.0%
	Shares
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,181,886
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,326,273)		1,181,886
Floating Rate Loans - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.217% 12/27/14 (o)	$ 4,047,914	3,015,696
Tranche C, term loan 2.2161% 12/27/15 (o)	2,470,791	1,828,385
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.04% 4/30/14 (o)	1,445,000	1,333,013
		6,177,094
Automobiles - 0.1%
Ford Motor Co. term loan 3.495% 12/15/13 (o)	7,870,296	6,807,806
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.85% 7/24/14 (o)	1,773,396	1,525,121
Tranche DD, term loan 2.79% 7/24/14 (o)	211,019	181,476
		1,706,597
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.5038% 1/28/15 (o)	$ 950,000	$ 767,125
Tranche B3, term loan 3.5056% 1/28/15 (o)	1,165,000	937,825
Las Vegas Sands LLC:
term loan 2.09% 5/23/14 (o)	776,549	597,943
Tranche B, term loan 2.09% 5/23/14 (o)	3,780,031	2,910,624
		5,213,517
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (o)	4,058,548	3,744,011
Newsday LLC term loan 9.75% 8/1/13	2,870,000	2,920,225
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (o)	38,830	31,646
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (o)	3,845,000	3,008,713
Zuffa LLC term loan 2.375% 6/19/15 (o)	4,601,298	4,118,162
		13,822,757
Specialty Retail - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (o)	2,555,293	2,248,658
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 4.2538% 3/5/14 (o)	165,000	160,875
Levi Strauss & Co. term loan 2.5225% 4/4/14 (o)	790,000	711,000
		871,875
TOTAL CONSUMER DISCRETIONARY		36,848,304
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.535% 4/10/14 (o)	4,669,547	4,120,876
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5256% 4/30/14 (o)	4,214,824	3,287,563
Northwest Airlines, Inc. term loan 2.28% 12/31/10 (o)	1,326,327	1,273,273
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (o)	2,736,135	1,744,286
		6,305,122
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.0225% 5/4/15 pay-in-kind (o)	$ 1,705,000	$ 1,415,150
TOTAL INDUSTRIALS		7,720,272
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (o)	622,630	563,480
Tranche B-A, term loan 2.6961% 10/1/14 (o)	2,458,781	2,225,197
Tranche B-B, term loan 2.8469% 10/1/12 (o)	3,094,253	2,869,920
		5,658,597
IT Services - 0.0%
First Data Corp.:
Tranche B1, term loan 3.0171% 9/24/14 (o)	915,000	761,738
Tranche B2, term loan 3.02% 9/24/14 (o)	845,000	703,463
Tranche B3, term loan 3.0171% 9/24/14 (o)	2,865,000	2,385,113
		3,850,314
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 2.0306% 12/1/13 (o)	2,210,000	1,646,450
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 2.5975% 6/11/14 (o)	3,328,052	3,103,408
TOTAL INFORMATION TECHNOLOGY		14,258,769
MATERIALS - 0.0%
Chemicals - 0.0%
Chemtura Corp. term loan 10.5% 3/19/10 (o)	3,970,000	4,049,400
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings Ltd. term loan 3.2756% 2/1/14 (o)	2,425,000	2,112,781
Floating Rate Loans - continued
	Principal Amount (d)	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.7757% 10/10/14 (o)	$ 950,000	$ 719,625
Tranche B3, term loan 3.7757% 10/10/14 (o)	2,466,842	1,859,382
		2,579,007
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2875% 3/30/12 (o)	408,969	368,072
term loan 3.5975% 3/30/14 (o)	2,139,218	1,925,296
		2,293,368
TOTAL UTILITIES		4,872,375
TOTAL FLOATING RATE LOANS (Cost $68,300,462)		73,982,777
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 2.25% 12/14/19 (o) (Cost $1,004,284)	1,443,501	1,111,496
Bank Notes - 0.0%

National City Bank, Cleveland 0.7675% 3/1/13 (o) (Cost $800,423)	978,000	875,948
Fixed-Income Funds - 24.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (p)	7,962,431	808,744,111
Fidelity Floating Rate Central Fund (p)	6,536,673	578,953,113
Fidelity Mortgage Backed Securities Central Fund (p)	14,800,559	1,508,325,013
TOTAL FIXED-INCOME FUNDS (Cost $2,833,629,941)		2,896,022,237
Preferred Securities - 0.1%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,440,000	$ 4,487,481
Net Servicos de Comunicacao SA 9.25% (h)	2,918,000	2,928,229
		7,415,710
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	4,008,000	3,921,741
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (o)	1,052,000	597,803
MUFG Capital Finance 1 Ltd. 6.346% (o)	4,028,000	3,725,201
		4,323,004
TOTAL PREFERRED SECURITIES (Cost $14,169,819)		15,660,455
Cash Equivalents - 6.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09:
(Collateralized by U.S. Treasury Obligations) #	$ 662,451,688	662,448,000
(Collateralized by U.S. Treasury Obligations) #	7,481,041	7,481,000
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (b)	152,477,889	152,477,000
TOTAL CASH EQUIVALENTS (Cost $822,406,000)		822,406,000
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $12,270,466,676)		12,589,259,753
NET OTHER ASSETS - (5.2)%		(619,012,215)
NET ASSETS - 100%		$ 11,970,247,538
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (m)

	Sept. 2034	$ 39,167	$ (37,027)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $480,000) (n)	Sept. 2037	3,932,746	(3,834,427)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,058,000) (n)	Sept. 2037	4,522,658	(4,409,591)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $651,000) (n)	Sept. 2037	2,752,922	(2,684,099)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $936,000) (n)	Sept. 2037	7,078,942	(6,901,969)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $347,750) (n)	Sept. 2037	2,556,285	(2,492,378)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc.
Series 2004-NC6 Class M3, 5.6413% 7/25/34 (m)

	August 2034	$ 30,779	$ (22,520)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (m)	Oct. 2034	36,773	(26,266)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (m)	March 2034	8,248	(1,154)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (m)	Feb. 2034	787	(723)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (m)	April 2032	11,800	(6,506)
TOTAL CREDIT DEFAULT SWAPS		$ 20,971,107	$ (20,416,660)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 36,623
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	134,044
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront payment ($79,955))	July 2014	1,135,000	120,023
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	14,996,414
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,108,718
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,493,940
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,618,268
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	6,582,608
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	10,618,930
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,520,250
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,746,074
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 25,000,000	$ 2,806,923
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	5,061,560
TOTAL INTEREST RATE SWAPS		$ 919,929,000	$ 70,844,375
		$ 940,900,107	$ 50,427,715
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $872,073,392 or 7.3% of net assets.

(i) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $32,269,280 or 0.3% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,488,885.

(m) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(n) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,727 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$662,448,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 113,907,656
Banc of America Securities LLC	56,715,763
Bank of America, NA	141,789,408
Deutsche Bank Securities, Inc.	62,387,340
ING Financial Markets LLC	18,247,957
J.P. Morgan Securities, Inc.	113,431,527
Mizuho Securities USA, Inc.	56,715,763
Morgan Stanley & Co., Inc.	28,357,882
Societe Generale, New York Branch	70,894,704
$ 662,448,000
$7,481,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 2,902,240
Barclays Capital, Inc.	3,652,513
Deutsche Bank Securities, Inc.	926,247
$ 7,481,000
$152,477,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 152,477,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 5,484,652
Fidelity Commercial Mortgage-Backed Securities Central Fund	20,606,840
Fidelity Corporate Bond 1-10 Year Central Fund	71,469,040
Fidelity Floating Rate Central Fund	25,297,655
Fidelity Mortgage Backed Securities Central Fund	85,655,251
Fidelity Ultra-Short Central Fund	4,349,644
Total	$ 212,863,082
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,991,380	$ 4,148,681	$ 267,091,219*	$ -	0.0%
Fidelity Commercial Mortgage Backed Securities Central Fund	658,434,817	16,728,421	555,096,527*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,816,743,999	49,222,593	1,029,134,976*	808,744,111	28.6%
Fidelity Floating Rate Central Fund	408,626,297	151,340,041	-	578,953,113	20.1%
Fidelity Mortgage Backed Securities Central Fund	2,138,641,000	161,026,129	851,012,714	1,508,325,013	19.4%
Fidelity Ultra-Short Central Fund	599,904,422	-	504,601,608*	-	0.0%
Total	$ 5,906,341,915	$ 382,465,865	$ 3,206,937,044	$ 2,896,022,237
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Utilities	$ 1,181,886	$ -	$ 1,181,886	$ -
Asset-Backed Securities	240,669,499	-	212,680,747	27,988,752
Bank Notes	875,948	-	875,948	-
Cash Equivalents	822,406,000	-	822,406,000	-
Collateralized Mortgage Obligations	273,533,771	-	263,819,927	9,713,844
Commercial Mortgage Securities	724,435,418	-	663,747,314	60,688,104
Corporate Bonds	3,356,947,773	-	3,356,640,801	306,972
Fixed-Income Funds	2,896,022,237	2,896,022,237	-	-
Floating Rate Loans	73,982,777	-	73,982,777	-
Foreign Government and Government Agency Obligations	169,526,256	-	169,526,256	-
Municipal Securities	19,263,233	-	19,263,233	-
Preferred Securities	15,660,455	-	15,660,455	-
Sovereign Loan Participations	1,111,496	-	1,111,496	-
Supranational Obligations	246,560	-	246,560	-
U.S. Government Agency - Mortgage Securities	1,488,513,966	-	1,488,513,966	-
U.S. Government and Government Agency Obligations	2,504,882,478	-	2,504,882,478	-
Total Investments in Securities:	$ 12,589,259,753	$ 2,896,022,237	$ 9,594,539,844	$ 98,697,672
Derivative Instruments:
Assets
Swap Agreements	$ 70,844,375	$ -	$ 70,844,375	$ -
Liabilities
Swap Agreements	$ (20,416,660)	$ -	$ (20,371,250)	$ (45,410)
Total Derivative Instruments:	$ 50,427,715	$ -	$ 50,473,125	$ (45,410)
Other Financial Instruments:
Forward Commitments	$ (1,661,972)	$ -	$ (1,661,972)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,663,788
Total Realized Gain (Loss)	(662,758)
Total Unrealized Gain (Loss)	(11,022,804)
Cost of Purchases	100,015,146
Proceeds of Sales	(11,437,699)
Amortization/Accretion	(4,011,050)
Transfers in/out of Level 3	22,153,049
Ending Balance	$ 98,697,672
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (15,952,208)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (3,526,344)
Total Unrealized Gain (loss)	3,478,914
Transfers in/out of Level 3	2,020
Ending Balance	$ (45,410)
Realized gain (loss) on Swap Agreements for the period	$ (3,729,333)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 45,805

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (20,416,660)
Interest Rate Risk
Swap Agreements (a)	70,844,375	-
Total Value of Derivatives	$ 70,844,375	$ (20,416,660)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $93,866,210 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $179,587,761 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $149,180,568 and repurchase agreements of $822,406,000) - See accompanying schedule: Unaffiliated issuers (cost $9,436,836,735)	$ 9,693,237,516
Fidelity Central Funds (cost $2,833,629,941)	2,896,022,237
Total Investments (cost $12,270,466,676)		$ 12,589,259,753
Commitment to sell securities on a delayed delivery basis	(271,792,558)
Receivable for securities sold on a delayed delivery basis	270,130,586	(1,661,972)
Receivable for investments sold
Regular delivery		52,713,641
Delayed delivery		302,094
Cash		5,337,843
Receivable for swap agreements		2,779
Receivable for fund shares sold		25,093,285
Interest receivable		84,058,538
Distributions receivable from Fidelity Central Funds		11,654,259
Unrealized appreciation on swap agreements		70,844,375
Other receivables		66,101
Total assets		12,837,670,696

Liabilities
Payable for investments purchased Regular delivery	$ 248,597,181
Delayed delivery	434,896,899
Payable for swap agreements	288,957
Payable for fund shares redeemed	4,925,358
Distributions payable	1,056,076
Unrealized depreciation on swap agreements	20,416,660
Accrued management fee	3,123,002
Distribution fees payable	82,584
Other affiliated payables	1,357,377
Other payables and accrued expenses	201,564
Collateral on securities loaned, at value	152,477,500
Total liabilities		867,423,158

Net Assets		$ 11,970,247,538
Net Assets consist of:
Paid in capital		$ 12,054,601,659
Undistributed net investment income		60,445,769
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(514,594,230)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		369,794,340
Net Assets		$ 11,970,247,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($107,998,124 ÷ 10,508,935 shares)	$ 10.28

Maximum offering price per share (100/96.00 of $10.28)	$ 10.71
Class T: Net Asset Value and redemption price per share ($48,090,018 ÷ 4,683,970 shares)	$ 10.27

Maximum offering price per share (100/96.00 of $10.27)	$ 10.70
Class B: Net Asset Value and offering price per share ($9,053,577 ÷ 880,746 shares)A	$ 10.28

Class C: Net Asset Value and offering price per share ($55,957,881 ÷ 5,445,286 shares)A	$ 10.28

Total Bond: Net Asset Value, offering price and redemption price per share ($10,863,828,278 ÷ 1,057,231,921 shares)	$ 10.28

Class F: Net Asset Value, offering price and redemption price per share ($329,015 ÷ 32,022 shares)	$ 10.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($884,990,645 ÷ 86,225,445 shares)	$ 10.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2009

Investment Income
Dividends		$ 1,790,098
Interest		384,864,258
Income from Fidelity Central Funds		212,863,082
Total income		599,517,438

Expenses
Management fee	$ 32,073,749
Transfer agent fees	10,846,434
Distribution fees	754,200
Fund wide operations fee	3,032,583
Independent trustees' compensation	35,644
Miscellaneous	216,528
Total expenses before reductions	46,959,138
Expense reductions	(171,390)	46,787,748
Net investment income		552,729,690
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,333,159
Fidelity Central Funds	(570,562,102)
Foreign currency transactions	(1,558)
Swap agreements	39,230,099
Total net realized gain (loss)		(524,000,402)
Change in net unrealized appreciation (depreciation) on: Investment securities	712,539,712
Assets and liabilities in foreign currencies	(185)
Swap agreements	39,414,561
Delayed delivery commitments	(1,603,030)
Total change in net unrealized appreciation (depreciation)		750,351,058
Net gain (loss)		226,350,656
Net increase (decrease) in net assets resulting from operations		$ 779,080,346

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 552,729,690	$ 518,414,707
Net realized gain (loss)	(524,000,402)	95,293,460
Change in net unrealized appreciation (depreciation)	750,351,058	(332,114,221)
Net increase (decrease) in net assets resulting from operations	779,080,346	281,593,946
Distributions to shareholders from net investment income	(503,411,775)	(501,867,517)
Distributions to shareholders from net realized gain	(71,517,925)	(24,508,784)
Total distributions	(574,929,700)	(526,376,301)
Share transactions - net increase (decrease)	684,114,730	4,412,741,476
Total increase (decrease) in net assets	888,265,376	4,167,959,121

Net Assets
Beginning of period	11,081,982,162	6,914,023,041
End of period (including undistributed net investment income of $60,445,769 and undistributed net investment income of $8,813,868, respectively)	$ 11,970,247,538	$ 11,081,982,162

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment incomeE	.494	.488	.508	.043	.476	.387
Net realized and unrealized gain (loss)	.231	(.189)	(.141)	.105	(.294) H	.183
Total from investment operations	.725	.299	.367	.148	.182	.570
Distributions from net investment income	(.447)	(.474)	(.470)	(.038)	(.432)	(.370)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.515)	(.499)	(.487)	(.038)	(.472)	(.460)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.79%	2.93%	3.57%	1.44%	1.78%	5.52%
Ratios to Average Net Assets F,J
Expenses before reductions	.80%	.80%	.77%	.73% A	.79%	.96%
Expenses net of fee waivers, if any	.80%	.80%	.77%	.73% A	.79%	.80%
Expenses net of all reductions	.80%	.80%	.77%	.73% A	.79%	.80%
Net investment income	5.17%	4.77%	4.93%	4.98% A	4.61%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,998	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Income from Investment Operations
Net investment incomeE	.488	.489	.508	.042	.466	.377
Net realized and unrealized gain (loss)	.233	(.191)	(.143)	.105	(.296) H	.173
Total from investment operations	.721	.298	.365	.147	.170	.550
Distributions from net investment income	(.443)	(.473)	(.468)	(.037)	(.420)	(.360)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.511)	(.498)	(.485)	(.037)	(.460)	(.450)
Net asset value, end of period	$ 10.27	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56
Total Return B,C,D	7.74%	2.92%	3.55%	1.43%	1.66%	5.33%
Ratios to Average Net Assets F,J
Expenses before reductions	.85%	.81%	.78%	.87% A	.91%	1.13%
Expenses net of fee waivers, if any	.85%	.81%	.78%	.87% A	.90%	.90%
Expenses net of all reductions	.85%	.80%	.78%	.87% A	.90%	.90%
Net investment income	5.12%	4.76%	4.92%	4.84% A	4.50%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,090	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.423	.413	.432	.037	.399	.309
Net realized and unrealized gain (loss)	.233	(.190)	(.145)	.104	(.296) H	.182
Total from investment operations	.656	.223	.287	.141	.103	.491
Distributions from net investment income	(.378)	(.398)	(.390)	(.031)	(.353)	(.291)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.446)	(.423)	(.407)	(.031)	(.393)	(.381)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.01%	2.17%	2.77%	1.38%	1.01%	4.74%
Ratios to Average Net Assets F,J
Expenses before reductions	1.53%	1.54%	1.53%	1.51% A	1.59%	1.75%
Expenses net of fee waivers, if any	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Expenses net of all reductions	1.53%	1.54%	1.53%	1.51% A	1.55%	1.55%
Net investment income	4.44%	4.03%	4.17%	4.22% A	3.85%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,054	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 I

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income E	.425	.413	.429	.036	.389	.299
Net realized and unrealized gain (loss)	.232	(.189)	(.145)	.105	(.293) H	.181
Total from investment operations	.657	.224	.284	.141	.096	.480
Distributions from net investment income	(.379)	(.399)	(.387)	(.031)	(.346)	(.280)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.447)	(.424)	(.404)	(.031)	(.386)	(.370)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B,C,D	7.02%	2.18%	2.75%	1.37%	.94%	4.63%
Ratios to Average Net Assets F,J
Expenses before reductions	1.52%	1.53%	1.55%	1.60% A	1.62%	1.74%
Expenses net of fee waivers, if any	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Expenses net of all reductions	1.52%	1.53%	1.55%	1.60% A	1.62%	1.65%
Net investment income	4.45%	4.03%	4.15%	4.13% A	3.78%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,958	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677
Portfolio turnover rate G	104% L	122%	116% L	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,

2009

2008

2007

2006 H

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.527	.524	.543	.046	.506	.411
Net realized and unrealized gain (loss)	.232	(.189)	(.143)	.105	(.290) G	.182
Total from investment operations	.759	.335	.400	.151	.216	.593
Distributions from net investment income	(.481)	(.510)	(.503)	(.041)	(.466)	(.393)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.549)	(.535)	(.520)	(.041)	(.506)	(.483)
Net asset value, end of period	$ 10.28	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57
Total Return B, C	8.17%	3.29%	3.89%	1.46%	2.11%	5.75%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.45%	.45%	.45% A	.45%	.64%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.45%	.61%
Expenses net of all reductions	.45%	.45%	.45%	.45% A	.45%	.61%
Net investment income	5.52%	5.12%	5.25%	5.26% A	4.95%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,863,828	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225
Portfolio turnover rate F	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Year ended August 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.89
Income from Investment Operations
Net investment income D	.100
Net realized and unrealized gain (loss)	.359
Total from investment operations	.459
Distributions from net investment income	(.079)
Net asset value, end of period	$ 10.27
Total Return B,C	4.64%
Ratios to Average Net Assets E,H
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income	5.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 329
Portfolio turnover rate F	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 H

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Income from Investment Operations
Net investment income D	.518	.516	.527	.045	.493	.410
Net realized and unrealized gain (loss)	.224	(.186)	(.134)	.105	(.294) G	.182
Total from investment operations	.742	.330	.393	.150	.199	.592
Distributions from net investment income	(.474)	(.505)	(.496)	(.040)	(.459)	(.392)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)
Total distributions	(.542)	(.530)	(.513)	(.040)	(.499)	(.482)
Net asset value, end of period	$ 10.26	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57
Total Return B,C	7.99%	3.24%	3.83%	1.46%	1.95%	5.74%
Ratios to Average Net Assets E,I
Expenses before reductions	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of fee waivers, if any	.53%	.51%	.50%	.54% A	.56%	.62%
Expenses net of all reductions	.53%	.51%	.49%	.54% A	.56%	.61%
Net investment income	5.45%	5.06%	5.21%	5.16% A	4.84%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 884,991	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114
Portfolio turnover rate F	104% K	122%	116% K	53% A	99%	193%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares on June 26, 2009. The Fund offers Class A, Class T, Class B, Class C, Total Bond, Class F and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, defaulted bonds, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 409,909,965
Unrealized depreciation	(274,645,572)
Net unrealized appreciation (depreciation)	$ 135,264,393

Undistributed ordinary income	$ 53,858,059
Capital loss carryforward	$ (93,866,210)

Cost for federal income tax purposes	$ 12,453,995,360

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 574,929,700	$ 521,474,544
Long-term Capital Gains	-	4,901,757
Total	$ 574,929,700	$ 526,376,301

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

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4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors,

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Certain interest rate swaps include extended effective dates. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $20,971,107 representing .18% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(20,416,660). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $10,488,885. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $10,482,222 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below

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5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (12,866,343)	$ 9,724,297
Interest Rate Risk
Swap Agreements	52,096,442	29,690,264
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 39,230,099	$ 39,414,561

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $39,230,099 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $39,414,561 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $2,127,349,029 and $2,708,644,992, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 206,573	$ 13,873
Class T	0%	.25%	101,105	1,636
Class B	.65%	.25%	75,509	54,592
Class C	.75%	.25%	371,013	76,285
			$ 754,200	$ 146,386

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 32,808
Class T	4,757
Class B*	42,910
Class C*	7,798
$ 88,273

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class F. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC receives no fees for

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Class A	$ 163,866.20
Class T	101,206.25
Class B	23,463.28
Class C	62,409.17
Total Bond	9,043,406.10
Institutional Class	1,452,084.18
	$ 10,846,434

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Other Affiliated Transaction.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date.

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Notes to Financial Statements - continued

8. Other Affiliated Transaction - continued

Other Affiliated Transactions - continued

As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 301,876,510	4,827,993
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 450,179,305	6,245,706
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,145,174	1,493,890

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

On February 20, 2009, the Fund redeemed in-kind 9,773,856 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $879,717,481 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $45,943 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

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10. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $371,839.

11. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $150,854. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 20,536

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009 A	2008
From net investment income
Class A	$ 3,847,702	$ 3,361,032
Class T	1,872,372	2,139,983
Class B	334,350	357,685
Class C	1,445,182	975,717
Total Bond	454,620,480	451,129,055
Class F	2,418	-
Institutional Class	41,289,271	43,904,045
Total	$ 503,411,775	$ 501,867,517

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Notes to Financial Statements - continued

12. Distributions to Shareholders - continued

Years ended August 31,	2009 A	2008
From net realized gain
Class A	$ 551,756	$ 158,977
Class T	276,592	118,778
Class B	67,464	17,979
Class C	216,528	58,576
Total Bond	64,472,390	22,110,637
Institutional Class	5,933,195	2,043,837
Total	$ 71,517,925	$ 24,508,784

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009 A	2008	2009 A	2008
Class A
Shares sold	5,984,791	5,588,201	$ 57,444,987	$ 57,565,572
Reinvestment of distributions	406,888	305,321	3,861,183	3,130,894
Shares redeemed	(3,902,315)	(2,555,919)	(36,894,839)	(26,109,819)
Net increase (decrease)	2,489,364	3,337,603	$ 24,411,331	$ 34,586,647
Class T
Shares sold	2,362,273	2,804,342	$ 22,525,326	$ 28,824,011
Reinvestment of distributions	212,303	209,490	2,007,899	2,149,894
Shares redeemed	(1,724,975)	(3,292,088)	(16,315,286)	(33,740,425)
Net increase (decrease)	849,601	(278,256)	$ 8,217,939	$ (2,766,520)
Class B
Shares sold	554,201	792,814	$ 5,314,152	$ 8,188,014
Reinvestment of distributions	28,612	25,155	270,597	258,101
Shares redeemed	(659,643)	(449,829)	(6,193,443)	(4,577,167)
Net increase (decrease)	(76,830)	368,140	$ (608,694)	$ 3,868,948
Class C
Shares sold	4,153,350	1,925,088	$ 39,736,399	$ 19,771,131
Reinvestment of distributions	152,104	87,624	1,446,118	898,560
Shares redeemed	(1,718,977)	(993,539)	(16,256,813)	(10,165,574)
Net increase (decrease)	2,586,477	1,019,173	$ 24,925,704	$ 10,504,117

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13. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2009 A	2008	2009 A	2008
Total Bond
Shares sold	373,151,213	547,722,071	$ 3,605,197,725	$ 5,645,252,478
Reinvestment of distributions	53,605,881	45,012,353	507,857,810	461,616,494
Shares redeemed	(360,364,229)	(230,103,358)	(3,408,960,293)	(2,368,082,060)
Net increase (decrease)	66,392,865	362,631,066	$ 704,095,242	$ 3,738,786,912
Class F
Shares sold	33,569	-	$ 332,941	$ -
Reinvestment of distributions	236	-	2,418	-
Shares redeemed	(1,783)	-	(18,285)	-
Net increase (decrease)	32,022	-	$ 317,074	$ -
Institutional Class
Shares sold	13,719,215	78,780,201	$ 128,522,571	$ 814,530,864
Reinvestment of distributions	4,940,454	4,451,142	46,673,580	45,563,586
Shares redeemed	(26,671,015)	(22,980,579)	(252,440,017)	(232,333,078)
Net increase (decrease)	(8,011,346)	60,250,764	$ (77,243,866)	$ 627,761,372

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-
2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 1.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $403,612,312 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	14,013,293,778.94	95.195
Withheld	707,255,451.85	4.805
TOTAL	14,720,549,230.79	100.000
Albert R. Gamper, Jr.
Affirmative	14,076,416,168.78	95.624
Withheld	644,133,062.01	4.376
TOTAL	14,720,549,230.79	100.000
Abigail P. Johnson
Affirmative	14,008,124,232.06	95.160
Withheld	712,424,998.73	4.840
TOTAL	14,720,549,230.79	100.000
Arthur E. Johnson
Affirmative	14,050,921,135.52	95.451
Withheld	669,628,095.27	4.549
TOTAL	14,720,549,230.79	100.000
Michael E. Kenneally
Affirmative	14,109,579,658.34	95.850
Withheld	610,969,572.45	4.150
TOTAL	14,720,549,230.79	100.000
James H. Keyes
Affirmative	14,092,011,663.11	95.730
Withheld	628,537,567.68	4.270
TOTAL	14,720,549,230.79	100.000
Marie L. Knowles
Affirmative	14,092,143,532.07	95.731
Withheld	628,405,698.72	4.269
TOTAL	14,720,549,230.79	100.000
Kenneth L. Wolfe
Affirmative	14,052,555,742.75	95.462
Withheld	667,993,488.04	4.538
TOTAL	14,720,549,230.79	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	10,799,375,525.31	73.363
Against	2,448,219,135.99	16.631
Abstain	720,949,491.20	4.898
Broker Non-Votes	752,005,078.29	5.108
TOTAL	14,720,549,230.79	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-UANN-1009
1.804580.105

Item 2. Code of Ethics

As of the end of the period, August 31, 2009, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Total Bond Fund (the "Fund"):

Services Billed by PwC

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond Fund	$175,000	$-	$5,400	$9,300

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond Fund	$202,000	$-	$9,000	$7,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2009A	August 31, 2008A
Audit-Related Fees	$3,015,000	$1,480,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$- B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2009 A	August 31, 2008 A
PwC	$3,885,000	$2,470,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2009